Securities Act Registration No. 333-171360
Investment Company Act Registration No. 811-22509
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[x]
Pre-Effective Amendment No. ___	[ ]
Post-Effective Amendment No. 44	[x]
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[x]
Amendment No. 45	[x]

(Check appropriate box or boxes.)

LoCorr Investment Trust
 (Exact Name of Registrant as Specified in Charter)

687 Excelsior Boulevard
Excelsior, MN 55331
(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 952.767.2920

CT Corporation System
1300 East Ninth Street
Cleveland, OH 44114
(Name and Address of Agent for Service)

With copy to:
JoAnn M. Strasser, Thompson Hine LLP
41 South High Street, Suite 1700
 Columbus, Ohio 43215

It is proposed that this filing will become effective (check appropriate box):

[ ]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[X ]	On March 1, 2019 pursuant to paragraph (a)(1)
[ ]	On (date) pursuant to paragraph (a)(3)
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box

[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

LoCorr Macro Strategies Fund			LoCorr Long/Short Commodities Strategy Fund
Class	A	LFMAX	Class	A	LCSAX
Class	C	LFMCX	Class	C	LCSCX
Class	I	LFMIX	Class	I	LCSIX

LoCorr Dynamic Equity Fund			LoCorr Spectrum Income Fund
Class	A	LEQAX	Class	A	LSPAX
Class	C	LEQCX	Class	C	LSPCX
Class	I	LEQIX	Class	I	LSPIX

PROSPECTUS
[__________], 2019

Advised by: LoCorr Fund Management, LLC 687 Excelsior Boulevard Excelsior, MN 55331

www.LoCorrFunds.com		1-855-LCFUNDS
1-855-523-8637

This Prospectus provides important information about the Class A, Class C and Class I shares of the Funds that you should know before investing.  Please read it carefully and keep it for future reference.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Funds’ annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports.  Instead, the reports will be made available on the Funds’ website (www.LoCorrFunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Funds electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-855-523-8637 or by sending an email request to LoCorr Fund Management, LLC at _________@_______.com.

You may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the Funds, you can call 1-855-523-8637 or send an email request to _________@_______.com to let the Funds know you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Funds.

These securities have not been approved or disapproved by the Securities and Exchange Commission or the Commodity Futures Trading Commission nor has the Securities and Exchange Commission or the Commodity Futures Trading Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents - LoCorr Combined Prospectus

LOCORR MACRO STRATEGIES FUND SUMMARY

Investment Objectives:  The Fund's primary investment objective is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional, in How to Purchase Shares on page [79] of this Prospectus, and in Appendix A to this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%(1)	1.00%(2)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees(3)	1.65%	1.65%	1.65%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses(4)	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%
Fee Waiver and/or Reimbursement(5)	-[ ]%	-[ ]%	-[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	[ ]%	[ ]%	[ ]%

(1)	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.

(2)	Applied to shares redeemed within 12 months of their purchase.

(3)
The fees in the table above have been restated to reflect a Management Fee of 1.65% of the average daily net assets of the Fund, effective as of October 18, 2018. Prior to October 18, 2018, the Management Fee was 1.75% of the average daily net assets of the Fund.

(4)
Acquired Fund Fees and Expenses for the Fund’s current fiscal year are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(5)
LoCorr Fund Management, LLC, the Fund’s adviser (the “Adviser”), has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2020, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) will not exceed 1.99% of the Fund’s daily average net assets attributable to each class of the Fund.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years following the date on which the fee waiver or expense reimbursement occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.  This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

Table of Contents - LoCorr Combined Prospectus

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$[ ]	$[ ]	$[ ]	$[ ]
C	$[ ]	$[ ]	$[ ]	$[ ]
I	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

•      “Managed Futures” Strategy
•      “Fixed Income” Strategy

The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to the commodity and financial markets by investing long or short in: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) currencies, (b) interest rates, (c) stock market indices, (d) energy resources, (e) metals or (f) agricultural products.  These derivative instruments are used as substitutes for securities, interest rates, currencies and commodities and for hedging.  To the extent the Fund uses swaps or structured notes under the Managed Futures strategy, the investments will generally have payments linked to commodity or financial derivatives. The Fund does not invest more than 25% of its assets in contracts with any one counterparty.  Managed futures sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons.  Managed Futures strategy investments will be made without restriction as to country.

The Fund will execute its Managed Futures strategy primarily by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”).  The Subsidiary will invest primarily in futures, forwards, options, spot contracts, swaps, and other assets intended to serve as margin or collateral for derivative positions.  The Subsidiary is subject to the same investment restrictions as the Fund.

The Fund’s Adviser may delegate management of the Fund’s Managed Futures Strategy to one or more sub-advisers.

The Adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Managed Futures strategy and approximately 75% of its assets to the Fixed Income strategy.  However, as market conditions change the portion allocated may be higher or lower.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) U.S. asset-backed securities (“ABS”), (5) U.S. residential mortgage-backed securities (“MBS”), (6) U.S. commercial mortgage-backed securities (“CMBS”), (7) interest rate-related futures contracts and (8) interest rate-related or credit default-related swap contracts.  The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), or, if unrated, determined to be of comparable quality.  However, the fixed income portion of the Fund’s portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization.  Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities.  The Fund’s Adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser.

Table of Contents - LoCorr Combined Prospectus

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Managed Futures strategy investments among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity markets and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than the equity markets in general and that are not expected to have returns that are highly correlated to the equity markets or the Managed Futures strategy.

The Adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the “SEC”) that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

ADVISER’S INVESTMENT PROCESS

The Adviser will pursue the Fund’s investment objectives, in part, by utilizing its investment and risk management process.

•
Sub-Adviser Selection represents the result of quantitative and qualitative reviews that will identify a sub-adviser chosen for its managed futures expertise, historical performance, management accessibility, commitment, investment strategy, as well as process and methodology.  Using this selection process, the Adviser believes it can identify a sub-adviser that can produce positive, risk-adjusted returns.  The Adviser replaces a sub-adviser when its returns are below expectations or it deviates from its traditional investment process.

•
Risk Management represents the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds.  Using this risk management process, the Adviser believes the Fund, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors’ portfolios.

SUB-ADVISER’S INVESTMENT PROCESS

Graham Capital Management, L.P.
Graham Capital Management, L.P. (“GCM”) serves as a sub-adviser to the Fund. GCM executes the strategy within the Macro Strategies Fund by employing macro-oriented quantitative investment techniques to select long and short positions in the global futures and foreign exchange markets. These techniques are designed to produce attractive absolute and risk-adjusted returns while maintaining low correlation to traditional asset classes. The strategy within the Macro Strategies Fund is a quantitative trading system driven by trend-following models. This program signals buy and sell orders based on a number of factors, including price, volatility, and length of time a position has been held in the portfolio. The strategy employs sophisticated techniques to gradually enter and exit positions over the course of a trend in order to maximize profit opportunities. It is expected that the average holding period of instruments traded pursuant to the strategy within the Macro Strategies Fund will be approximately six to eight weeks; however, that average may differ depending on various factors and the system will make daily adjustments to positions based on both price activity and market volatility. The program trades a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities.

Millburn Ridgefield Corporation
Millburn Ridgefield Corporation (“Millburn”) serves as a sub-adviser to the Fund. Millburn’s Diversified Program invests in a diversified portfolio of futures, forward and spot contracts (and may also invest in option and swap contracts) on currencies, interest rate instruments, stock indices, metals, energy and agricultural commodities.  Millburn invests globally pursuant to its proprietary quantitative and systematic trading methodology, based upon signals generated from an analysis of price, price-derivatives, fundamental and other quantitative data.  Millburn’s Diversified Program generally seeks maximum diversification subject to liquidity and sector concentration constraints.  Each market is traded using a diversified set of trading systems, which may be optimized for groups of markets, sectors or specific markets.  The following factors, among others, are considered in constructing a universe of markets to trade:  profitability, liquidity of markets, professional judgment, desired diversification, transaction costs, exchange regulations and depth of market.

Table of Contents - LoCorr Combined Prospectus

Revolution Capital Management, LLC
Revolution Capital Management, LLC (“Revolution”) serves as a sub-adviser to the Fund.  Revolution focuses on short-term, systematic and quantitative trading, applying statistical analysis to all aspects of research, development, and operations.  The strategy seeks to provide superior risk-adjusted returns while maintaining low correlations both to traditional equity and bond investments as well as the trend-following strategies often employed by commodity trading advisors.

Nuveen Asset Management, LLC
Nuveen Asset Management, LLC (“Nuveen”), serves as a sub-adviser to the Fund, selects securities using a “top-down” approach that begins with the formulation of Nuveen’s general economic outlook.  Following this, various sectors and industries are analyzed and selected for investment.  Finally, Nuveen selects individual securities within these sectors or industries that it believes have above peer-group expected yield, potential for capital preservation or appreciation.  Nuveen selects futures and swaps to hedge interest rate and credit risks and as substitutes for securities when it believes derivatives provide a better return profile or when specific securities are temporarily unavailable.  Nuveen sells securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security’s or derivative’s price outlook is deteriorating.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investments in securities and derivatives as well as the Fund’s indirect risks through investing in Underlying Funds and the Subsidiary.

•
ABS, MBS and CMBS Risk:  ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans.  During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.  CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

•
Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

•
Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

•
Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace.  Short positions are subject to potentially unlimited liability.  Purchased options may expire worthless.  Over the counter derivatives, such as swaps, are subject to counterparty default.  Leverage inherent in derivatives will tend to magnify the Fund’s losses.

Table of Contents - LoCorr Combined Prospectus

•
Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•
Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

•
Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•
Interest Rates and Bond Maturities Risk:  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rates rise.  Fixed-income securities typically increase in value when interest rates decline.  The Fund may experience adverse exposure from either increasing or declining rates.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

•
Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•
Leverage Risk:  Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

•
Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•
Management Risk:  The Adviser’s and sub-advisers’ judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the Adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

•
Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

•
Portfolio Turnover Risk: Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

•
Restricted Securities Risk: Rule 144A securities, which are restricted securities, may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Funds may not be able to sell a security when the portfolio managers consider it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.  Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.

Table of Contents - LoCorr Combined Prospectus

•
Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. The Fund is required to make a margin deposit in connection with such short sales; The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security or instrument.  The Fund’s losses are potentially unlimited in a short position transaction.

•
Underlying Funds Risk:  Underlying Funds are subject to management fees and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

•
Wholly-Owned Subsidiary Risk: The Subsidiary is not registered under the Investment Company Act of 1940, as amended (the “1940 Act”) and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The Adviser believes the Fund is appropriate for investors seeking the low-correlation benefits of managed futures investing, relative to traditional stock portfolios.

Performance:

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index.  The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges.  The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.  The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.  Updated performance information is available on the Fund’s website at www.LoCorrFunds.com.  Net asset value (“NAV”) per share information may be obtained by visiting www.LoCorrFunds.com/performance.html.

Table of Contents - LoCorr Combined Prospectus

Calendar Year Total Return

LoCorr Macro Strategies Fund – Class I

Highest Quarterly Return:	[Q2 2014]	[8.13]%

Lowest Quarterly Return:	[Q2 2013]	[-9.97]%

Average Annual Total Return as of December 31, 2018
	1 Year	5 Years	Since Inception (3/24/2011) (1)
LoCorr Macro Strategies Fund (Class I Shares)
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%
(Class A Shares)
Return Before Taxes	[ ]%	[ ]%	[ ]%
(Class C Shares)
Return Before Taxes	[ ]%	[ ]%	[ ]%
Bank of America Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Barclay CTA Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%(2)
(1)
The Fund offers three classes of shares.  The Class I shares and Class C shares commenced operations on March 24, 2011 and Class A shares commenced operations on March 22, 2011. “Since Inception” performance for Class A shares is shown as of March 22, 2011.

(2)	Since inception returns as of March 31, 2011.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares. The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.

Table of Contents - LoCorr Combined Prospectus

Adviser:  LoCorr Fund Management, LLC
Portfolio Managers:  Jon C. Essen, Chief Financial Officer of the Adviser, has served the Fund as a portfolio manager since it commenced operations in 2011; Sean Katof, Senior Vice President of the Adviser, has served the Fund as a portfolio manager since 2016.

Sub-Adviser:  Graham Capital Management, L.P.
Portfolio Managers: Kenneth G. Tropin, Chairman of GCM, and Pablo Calderini, President and Chief Investment Officer of GCM, have each served the Fund as portfolio managers since 2016.

Sub-Adviser:  Millburn Ridgefield Corporation
Portfolio Managers:  Harvey Beker, Co-Chairman; George Crapple, Co-Chairman; Barry Goodman, Co-Chief Executive officer and Executive Director of Trading; and Grant Smith, Co-Chief Executive Officer and Chief Investment Officer, have each served the Fund as portfolio managers since 2016.

Sub-Adviser:  Revolution Capital Management, LLC
Portfolio Managers: Michael Mundt, Principal and Chief Compliance Officer, and Theodore Robert Olson, Principal, have served the Fund as portfolio managers since 2016.

Sub-Adviser:  Nuveen Asset Management, LLC
Portfolio Managers:  Tony Rodriguez, Portfolio Manager of the sub-adviser, has served the Fund as a portfolio manager since 2017. Peter Agrimson, Portfolio Manager of the sub-adviser, has served as a portfolio manager since May 2018.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, wire transfer, website, or through your broker.  You may also exchange shares of the Fund for shares of another Fund in the LoCorr Investment Trust.  Redemptions will be paid by ACH, check or wire transfer.  The minimum initial investment amount for Class A and Class C shares is $2,500.  The minimum initial investment in Class I shares is $100,000.  The minimum subsequent investment amount for all classes is $500.  The Fund or its Adviser may waive any investment minimum.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - LoCorr Combined Prospectus

LOCORR LONG/SHORT COMMODITIES STRATEGY FUND SUMMARY

Investment Objectives:  The Fund's primary investment objective is capital appreciation in rising and falling commodities markets with managing volatility as a secondary objective.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional, in How to Purchase Shares on page [79] of this Prospectus, and in Appendix A to this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%(1)	1.00%(2)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses(3)	[ ]%	[ ]%	[ ]%
Swap Fees and Expenses(4) [ ]%
Remaining Other Expenses [ ]%
Acquired Fund Fees and Expenses(5)	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%
Fee Waiver and/or Reimbursement (6)	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	[ ]%	[ ]%	[ ]%

(1)	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.

(2)	Applied to shares redeemed within 12 months of their purchase.

(3)
“Other Expenses” include both the expenses of the Fund's consolidated wholly-owned subsidiary (“Subsidiary”) and the fee paid to the counterparty of the Fund's total return swap (“Swap”), which is the primary way the Fund seeks exposure to managers' (which are generally commodity trading advisors (“CTAs”)) trading vehicles (each, an “Underlying Fund”).  The Swap is designed to replicate the aggregate returns of the trading strategies of the CTAs through a customized index.  More information regarding the Subsidiary and the investments made to pursue the Fund's Commodities strategy can be found in the “Principal Investment Strategies” section of this Prospectus.

(4)
The cost of the Swap does not include the fees and expenses of the CTAs included in the Swap.  The Swap's returns will be reduced and its losses increased by the costs associated with the Swap, which are the fees and expenses deducted by the counterparty in the calculation of the returns on the Swap, including the management and performance fees of the CTAs.  A performance fee for one or more managers represented in the Swap may be deducted from the return of the Swap even if the aggregate returns of the Swap are negative.  These fees, which are not reflected in the Annual Fund Operating Expenses table, are embedded in the return of the Swap and represent an indirect cost of investing in the Fund.  Generally, the management fees and performance fees of the CTAs included in the index range up to 1.50% of assets and up to 20% of the returns, respectively.  Such fees are accrued daily within the index and deducted from the Swap value quarterly.

(5)
Acquired Fund Fees and Expenses for the Fund's current fiscal year are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(6)
The Fund's Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2020, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) will not exceed 1.95% of the Fund’s daily average net assets attributable to each class of the Fund.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years following the date on which the fee waiver or expense reimbursement occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.  This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.

Table of Contents - LoCorr Combined Prospectus

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$[ ]	$[ ]	$[ ]	$[ ]
C	$[ ]	$[ ]	$[ ]	$[ ]
I	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period ended December 31, 2018, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies:  The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

•      “Commodities” Strategy
•      “Fixed Income” Strategy

The Commodities strategy is designed to produce capital appreciation by capturing returns related to the commodities markets by investing primarily in securities of one or more (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Funds”) and derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to the managers of Underlying Funds.  Each Underlying Fund invests according to its manager’s sub-strategy, long or short in one or a combination of: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to (a) energy resources, (b) metals or (c) agricultural products.  These derivative instruments are used as substitutes for commodities and for hedging.  To the extent the Fund uses swaps or structured notes under the Commodities strategy, the investments will generally have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of the Underlying Funds and their respective sub-strategies. The Fund does not invest more than 25% of its assets in contracts with any one counterparty.  Commodities sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons.  Commodities strategy investments are made without restriction as to the Underlying Fund’s country.

The Fund executes its Commodities strategy primarily by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”).  The Subsidiary invests the majority of its assets in one or more Underlying Funds, swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions.  The Subsidiary is subject to the same investment restrictions as the Fund.

Table of Contents - LoCorr Combined Prospectus

To the extent the Adviser is utilizing derivatives to gain exposure to managers, it is anticipated that the Fund uses a total return swap (the “Swap”), a type of derivative instrument based on a customized index (the “Index”) designed to replicate the aggregate returns of the managers selected by the Adviser. The Swap is based on a notional amount agreed upon by the Adviser and the counterparty.  The Adviser may add or remove managers from the Swap or adjust the notional exposure between the managers within the Swap.  Generally, the fees and expenses of the Swap are based on the notional value.  The Index is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as management and performance fees of the managers.  Because the Index is designed to replicate the returns of managers selected by the Adviser, the performance of the Fund will depend on the ability of the managers to generate returns in excess of the costs of the Index.

The Adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Commodities strategy and approximately 75% of its assets to the Fixed Income strategy.  However, as market conditions change the portion allocated may be higher or lower.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) U.S. asset-backed securities (“ABS”), (5) U.S. residential mortgage-backed securities (“MBS”), (6) U.S. commercial mortgage-backed securities (“CMBS”), (7) interest rate-related futures contracts and (8) interest rate-related or credit default-related swap contracts.  The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), or, if unrated, determined to be of comparable quality.  However, the fixed income portion of the Fund’s portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization.  Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities.  The Fund’s Adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Commodities strategy investments among sub-strategies that are not expected to have returns that are highly correlated to each other or the commodities markets and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than the commodities markets in general and that are not expected to have returns that are highly correlated to the commodities markets or the Commodities strategy.

The Adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the “SEC”) that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.
Table of Contents - LoCorr Combined Prospectus

ADVISER’S INVESTMENT PROCESS

The Adviser will pursue the Fund’s investment objectives, in part, by utilizing its investment and risk management process.

•
Underlying Fund selection by the Adviser, or including an Underlying Fund in a derivative investment designed to replicate the returns of an Underlying Fund, represents the result of quantitative and qualitative reviews that identify Underlying Funds and their managers chosen for their alternative investment market niche (investments other than stocks and bonds), historical performance, management accessibility, commitment, investment strategy, as well as process and methodology.  Using this selection process, the Adviser believes it can identify Underlying Funds with above-average expected returns and lower-than-average volatility.

•
Risk Management represents the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds.  Using this risk management process, the Adviser believes the Fund, over time, will not be highly correlated to the commodities markets and will provide the potential for reducing volatility in investors’ portfolios.

The Adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER’S INVESTMENT PROCESS

Nuveen Asset Management, LLC (“Nuveen”) serves as the Fund’s sub-adviser for its Fixed Income Strategy. The sub-adviser selects securities using a “bottom-up” approach that begins with fundamental analysis. The portfolio construction process emphasizes income generation with risk control by focusing on broad diversification across issuer and sector.  The sub-adviser is typically strategically over-weighted in non-Treasury sectors. Portfolios are diversified among agency, corporate bonds, mortgage-backed, commercial mortgage-backed, asset-backed, supranational, sovereign, and municipal securities. The sub-adviser may select futures and swaps to hedge interest rate and credit risks and as substitutes for securities when it believes derivatives provide a better return profile or when specific securities are temporarily unavailable.  The sub-adviser may sell securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security’s or derivative’s price outlook is deteriorating.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investments in securities and derivatives as well as the Fund’s indirect risks through investing in Underlying Funds and the Subsidiary.

•
ABS, MBS and CMBS Risk:  ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans.  During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.  CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

•
Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

Table of Contents - LoCorr Combined Prospectus

•
Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

•
Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace.  Short positions are subject to potentially unlimited liability.  Purchased options may expire worthless.  Over the counter derivatives, such as swaps, are subject to counterparty default.  Leverage inherent in derivatives will tend to magnify the Fund’s losses.

•
Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

•
Foreign Currency Risk: Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

•
Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•
Interest Rates and Bond Maturities Risk:  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rates rise.  Fixed-income securities typically increase in value when interest rates decline.  The Fund may experience adverse exposure from either increasing or declining rates.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

•
Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•
Leverage Risk:  Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

•
Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•
Management Risk:  The Adviser’s and sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the Adviser’s judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

•
Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Table of Contents - LoCorr Combined Prospectus

•
Portfolio Turnover Risk: Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

•
Restricted Securities Risk: Rule 144A securities, which are restricted securities, may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Funds may not be able to sell a security when the portfolio managers consider it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.  Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.

•
Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased. The Fund is required to make a margin deposit in connection with such short sales; The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security or instrument.  The Fund’s losses are potentially unlimited in a short position transaction.

•
Swap Risk:  Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap.  Swap agreements may also involve fees, commissions or other costs that may reduce the Fund's gains from a swap agreement or may cause the Fund to lose money.

•
Underlying Funds Risk:  Underlying Funds are subject to management fees and other expenses, which will be indirectly paid by the Fund. In addition to management fees and other expenses, certain Underlying Fund assets may be subject to additional performance-based fees based on a percentage of Underlying Fund profits.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Each Underlying Fund may pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund’s overall profitability.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

•
Wholly-Owned Subsidiary Risk: The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

Who Should Invest in the Fund?

The Adviser believes the Fund is appropriate for investors seeking the low-correlation benefits of commodities strategy investing, relative to traditional stock portfolios.

Performance:

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year, five-year and since inception average annual total returns of the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index.  The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges.  The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.  The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.  Updated performance information is available on the Fund’s website at www.LoCorrFunds.com. Net asset value (“NAV”) per share information may be obtained by visiting www.LoCorrFunds.com/performance.html.
Table of Contents - LoCorr Combined Prospectus

Calendar Year Total Return

LoCorr Long/Short Commodities Strategy Fund – Class I

Highest Quarterly Return:	[Q3 2014]	[11.37]%

Lowest Quarterly Return:	[Q4 2012]	[-7.51]%

Average Annual Total Return as of December 31, 2018
	1 Year	5 Years	Since Inception (12/31/2011)(1)
LoCorr Long/Short Commodities Strategy Fund (Class I Shares)
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%
(Class A Shares)
Return Before Taxes	[ ]%	[ ]%	[ ]%
(Class C Shares)
Return Before Taxes	[ ]%	[ ]%	[ ]%
Bank of America Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Morningstar Long/Short Commodity Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
(1)	The Fund's inception date is December 31, 2011, the date to which performance is measured. The Fund commenced operations on January 1, 2012.
Table of Contents - LoCorr Combined Prospectus

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares. The Fund’s return after taxes on distributions and sale of Fund shares is greater than its return after taxes on distributions because it includes a tax benefit resulting from the capital losses that would have been incurred, and could be utilized against other capital gains an investor may have.

Adviser:  LoCorr Fund Management, LLC
Portfolio Managers:  Jon C. Essen, Chief Financial Officer of the Adviser, has served the Fund as a portfolio manager since it commenced operations in 2012; Sean Katof, Senior Vice President of the Adviser, has served the Fund as a portfolio manager since 2016.

Sub-Adviser:  Nuveen Asset Management, LLC
Portfolio Managers:  Tony Rodriguez, Portfolio Manager of the sub-adviser, has served the Fund as a portfolio manager since 2017.  Peter Agrimson, Portfolio Manager of the sub-adviser, has served as a portfolio manager since May 2018.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, wire transfer, website, or through your broker.  You may also exchange shares of the Fund for shares of another Fund in the LoCorr Investment Trust.  Redemptions will be paid by ACH, check or wire transfer.  The minimum initial investment amount for Class A and Class C shares is $2,500.  The minimum initial investment in Class I shares is $100,000.  The minimum subsequent investment amount for all classes is $500.  The Fund or its Adviser may waive any investment minimum.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - LoCorr Combined Prospectus

LOCORR DYNAMIC EQUITY FUND SUMMARY

Investment Objectives:  The Fund's investment objective is long-term capital appreciation with reduced volatility compared to traditional broad-based equity market indices as a secondary objective.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional, in How to Purchase Shares on page [79] of this Prospectus, and in Appendix A to this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%(1)	1.00%(2)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees (3)	1.50%	1.50%	1.50%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	[ ]%	[ ]%	[ ]%
Dividend and Interest Expense [ ]%
Remaining Other Expenses [ ]%
Acquired Fund Fees and Expenses (4)	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%
Fee Waiver and/or Reimbursement (5)	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (6)	[ ]%	[ ]%	[ ]%

(1)	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.
(2)	Applied to shares redeemed within 12 months of their purchase.

(3)
The fees in the table above have been restated to reflect a management fee of 1.50% of the average daily net assets of the Fund, effective as of October 18, 2018. Prior to October 18, 2018, the management fee was 2.45% of the average daily net assets of the Fund.

(4)
Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

(5)
The Fund's Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2020, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) will not exceed 1.99% of the Fund’s daily average net assets attributable to each class of the Fund.  These fee waivers and expense reimbursements are subject to possible recoupment from the Fund within three years following the date on which the fee waiver or expense reimbursement occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.  This agreement may be terminated only by the Fund’s Board of Trustees, on 60 days’ written notice to the Adviser.

(6)
Prior to October 18, 2018, the Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) would not exceed 2.90% of the Fund’s average daily net assets attributable to each class of the Fund.

Table of Contents - LoCorr Combined Prospectus

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$[ ]	$[ ]	$[ ]	$[ ]
C	$[ ]	$[ ]	$[ ]	$[ ]
I	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Principal Investment Strategies:  Under normal market conditions, the Fund invests at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long or short positions in equity securities of domestic and foreign companies.  The Fund defines equity securities as (1) common stocks, (2) preferred stocks and (3) debt securities that are convertible into stock.  The Fund invests in securities of issuers without restriction as to capitalization or country, including emerging markets.  The Fund invests in convertible debt securities of any maturity or credit quality, including those known as “junk bonds.”  Junk bonds are rated below Baa3 by Moody's Investors Service, Inc. (“Moody’s”) or equivalently by another nationally recognized statistical rating organization (“NRSRO”).  The Fund may invest a portion of its assets in private placement offerings which may be illiquid.  The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund's Adviser seeks to achieve the Fund's primary investment objective of long-term capital appreciation by using a “long/short equity” strategy that is executed by allocating assets to a sub-adviser that has a long/short equity investment strategy.  The Adviser may also engage an additional sub-adviser or additional sub-advisers if it believes they will enhance the Fund’s performance or reduce volatility.  The Adviser may also use one or more exchange-traded funds (“ETFs”) to execute a portion of the long/short equity strategy rather than allocate assets to a sub-adviser, when it believes that doing so will help the Fund achieve its investment objective.  The Fund anticipates reduced return volatility when compared to traditional broad-based equity market indices because the short element of its strategies is expected to produce a hedging effect.  For purposes of meeting the Fund’s 80% investment policy, the Fund includes ETFs that invest primarily in equity securities, as defined above.

The Adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the “SEC”) that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

ADVISER’S INVESTMENT PROCESS

The Adviser will pursue the Fund’s investment objectives, in part, by utilizing its sub-adviser selection and its risk management process to select the appropriate sub-adviser(s) to help the Fund achieve its objectives.

Table of Contents - LoCorr Combined Prospectus

•
Sub-Adviser Selection represents the result of quantitative and qualitative reviews that will identify a sub-adviser chosen for its long/short equity market niche, historical performance, management accessibility, commitment, investment strategy, as well as process and methodology.  Using this selection process, the Adviser believes it can identify a sub-adviser that can produce positive, risk-adjusted returns.  The Adviser replaces a sub-adviser when its returns are below expectations or it deviates from its traditional investment process.

SUB-ADVISERS’ INVESTMENT PROCESS

Billings Capital Management LLC (“Billings”) serves as a sub-adviser to the Fund. Billings’ investment strategy is a value-oriented, fundamentals and research driven, bottom-up equity long/short approach.  The strategy seeks to maximize absolute returns, exceeding the S&P 500 Total Return Index over the long term, while attempting to avoid significant permanent capital impairments (losses).  For both long and short investments, Billings selects companies ranked by relative value.

Kettle Hill Capital Management, LLC (“KHCM”) serves as a sub-adviser to the Fund. KHCM’s investment strategy is a value-oriented, fundamentals- and research-driven, bottom-up equity long/short approach.  The strategy focuses on unique risk-reward strategies within the small-cap universe, seeking to generate superior absolute returns over the investment cycle and balancing return potential of the portfolio against risks inherent in individual stocks, industry selection, small-cap investing, and broader markets and economies.  For both long and short investments, KHCM selects companies ranked by relative value.

First Quadrant LP (“First Quadrant”) serves as a sub-adviser to the Fund. First Quadrant provides asset management services for the Fund using a global equity long/short strategy.  First Quadrant’s investment strategy is a fundamentally based, systematic approach designed to capture the broad characteristics of the equity market and profit from identifying and exploiting changing market themes. The strategy seeks to add value on multiple dimensions, including factor selection, factor enhancement and proprietary factor design, dynamic factor allocation, and downside protection strategies. The investment process is research intensive and disciplined in its implementation.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investments in securities and derivatives as well as the Fund’s indirect risks through investing in Underlying Funds and the Subsidiary.

•
Convertible Securities Risk:  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

•
Credit Risk:  There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer's financial condition changes.

•
Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace.  Short positions are subject to potentially unlimited liability.  Purchased options may expire worthless.  Over the counter derivatives, such as swaps, are subject to counterparty default.  Leverage inherent in derivatives will tend to magnify the Fund’s losses.

•
Emerging Market Risk: Investments in securities of issuers in emerging markets will be subject to risks of foreign securities in general and with those of emerging markets as well. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Securities of issuers in emerging markets securities also tend to be less liquid.

Table of Contents - LoCorr Combined Prospectus

•
Equity Market Risk: Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

•
ETF Risk:  ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the ETF.

•
Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•
High Yield or Junk Bond Risk:  Lower-quality convertible debt securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

•
Interest Rates and Bond Maturities Risk:  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rates rise.  Fixed-income securities typically increase in value when interest rates decline.  The Fund may experience adverse exposure from either increasing or declining rates.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

•
Issuer-Specific Risk:  The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•
Liquidity Risk: Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•
Management Risk:  The Adviser's judgments about an investment or the investment expertise of a sub-adviser may prove to be inaccurate and may not produce the desired results.  A sub-adviser's judgments about the attractiveness, value and potential appreciation or depreciation of a particular security in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

•
Market Risk:  Overall securities market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

Table of Contents - LoCorr Combined Prospectus

•
Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

•
Portfolio Turnover Risk: Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

•
Preferred Stock Risk:  Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

•
REIT Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  An individual REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

•
Short Position Risk:  The Fund will engage in short selling, which is significantly different from the investment activities commonly associated with long-only stock funds.  Positions in shorted securities are speculative and more risky than “long” positions (purchases) because the cost of the replacement security is unknown.  Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price.  You should be aware that any strategy that includes selling securities short could suffer significant losses.  Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.

•
Small and Medium Capitalization Company Risk:  Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Equities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

•
Underlying Funds Risk:  Underlying Funds are subject to management fees and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in an Underlying Fund and may be higher than other mutual funds that invest directly in stocks and bonds.  Underlying Funds are subject to specific risks, depending on the nature of the fund.

Who Should Invest in the Fund?

The Adviser believes the Fund is appropriate for investors seeking long-term capital appreciation with reduced volatility.

Performance:

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and a secondary index.  The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges.  The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.  The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.  Updated performance information is available on the Fund’s website at www.LoCorrFunds.com. Net asset value (“NAV”) per share information may be obtained by visiting www.LoCorrFunds.com/performance.html.
Table of Contents - LoCorr Combined Prospectus

Calendar Year Total Return

LoCorr Dynamic Equity Fund – Class I

Highest Quarterly Return:	[Q3 2016]	[12.09%]

Lowest Quarterly Return:	[Q3 2015]	[-13.03%]

Average Annual Total Return as of December 31, 2018
	1 Year	5 Years	Since Inception (5/10/2013)
LoCorr Dynamic Equity Fund (Class I Shares)
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%
(Class A Shares)
Return Before Taxes	[ ]%	[ ]%	[ ]%
(Class C Shares)
Return Before Taxes	[ ]%	[ ]%	[ ]%
S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Morningstar Long/Short Equity Fund Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares.

Adviser:  LoCorr Fund Management, LLC
Portfolio Managers:  Jon C. Essen, Chief Financial Officer of the Adviser, has served the Fund as a portfolio manager since it commenced operations in 2013; Sean Katof, Senior Vice President of the Adviser, has served the Fund as a portfolio manager since 2016.

Sub-Adviser: Billings Capital Management LLC
Portfolio Managers: Eric F. Billings, Sr. Managing Partner of Billings; Eric P. Billings, Managing Partner of Billings; Scott P. Billings, Managing Partner of Billings; and Thomas P. Billings, Managing Partner of Billings, have each served the Fund as a sub-adviser portfolio manager since March, 2014.
Table of Contents - LoCorr Combined Prospectus

Sub-Adviser: Kettle Hill Capital Management, LLC
Portfolio Manager: Andrew Y. Kurita, Managing Partner of KHCM, has served the Fund as a sub-adviser portfolio manager since August 2015.

Sub-Adviser:   First Quadrant LP
Portfolio Managers:   Jia Ye, PhD, Partner, Investments, joined First Quadrant in 1996. She has been a partner since 2008 and is a senior member of the investment team.

Dori Levanoni, Partner, Investments, joined First Quadrant in 1991, left the firm in 1995 to work in the anatomy and neurobiology department of Washington University in St. Louis, and returned to the firm in 1996. He has been a partner since 2006 and is a senior member of the investment team.

Ms. Ye and Mr. Levanoni of First Quadrant, have each served the Fund as a sub-adviser portfolio manager since November 2018.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, wire transfer, website, or through your broker.  You may also exchange shares of the Fund for shares of another Fund in the LoCorr Investment Trust.  Redemptions will be paid by ACH, check or wire transfer.  The minimum initial investment amount for Class A and Class C shares is $2,500.  The minimum initial investment in Class I shares is $100,000.  The minimum subsequent investment amount for all classes is $500.  The Fund or its Adviser may waive any investment minimum.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
Table of Contents - LoCorr Combined Prospectus

LOCORR SPECTRUM INCOME FUND SUMMARY

Investment Objectives:  The Fund's primary investment objective is current income with capital appreciation as a secondary objective.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional, in How to Purchase Shares on page [79] of this Prospectus, and in Appendix A to this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%(1)	1.00%(2)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Redemption Fee (as a % of amount redeemed if sold within 60 days)	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.30%	1.30%	1.30%
Distribution and/or Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses(3)	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%

(1)	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.

(2)	Applied to shares redeemed within 12 months of their purchase.

(3)
Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies.  The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$[ ]	$[ ]	$[ ]	$[ ]
C	$[ ]	$[ ]	$[ ]	$[ ]
I	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.

Table of Contents - LoCorr Combined Prospectus

Principal Investment Strategies:  The Fund seeks to achieve its investment objectives by allocating its assets primarily among income-producing securities using two principal strategies:

•      “Income” Strategy
•      “Loan Investment” Strategy

The Income strategy employed by the Fund's sub-adviser attempts to produce current income and capital appreciation.  The primary focus of this portfolio is exchange traded “pass-through” securities that distribute substantially all of their profits directly to their shareholders.  The main categories of such securities include Real Estate Investment Trusts (“REITs”), Master Limited Partnerships (”MLPs”), Closed End Funds (“CEFs”), Royalty Trusts, and Business Development Companies (”BDCs”).  In addition to such securities, the sub-adviser may include in the portfolio exchange traded common stocks and bonds, including those issued by foreign entities.  These securities may be of any market capitalization or, in the case of bonds, any maturity or credit quality.  These may include bonds of higher yield and higher risk, commonly called “junk bonds” that may be rated BB+ and below by Standard & Poor’s Ratings Services (“S&P”) or similarly rated by another nationally recognized statistical rating organization (“NRSRO”).

The composition of the portfolio will vary over time according to the sub-adviser’s evaluation of economic and market conditions, including prospects for growth and inflation, as they affect the potential returns from different classes of securities.  This strategic evaluation is combined with fundamental research on the individual securities considered for inclusion in the portfolio in order to determine the composition of the portfolio at any point in time. Depending on market conditions, the Fund’s assets may be solely allocated to its Income Strategy for significant periods of time.

The Adviser, on behalf of itself and on behalf of the Fund and other funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the “SEC”) that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund's portfolio.

ADVISER'S INVESTMENT PROCESS

The Adviser will pursue the Fund's investment objectives, in part, by utilizing its investment and risk management process.

The Adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER'S INVESTMENT PROCESS

Trust and Fiduciary Income Partners LLC (“TFIP”) serves as sub-adviser for the Spectrum Income Fund with respect to the Fund’s Income strategy. The sub-adviser's approach towards management of the Income Strategy involves both “top down” and “bottom up” elements:

•
Security Selection:  The sub-adviser screens for securities with attractive yields, liquidity and industry classification.  The sub-adviser considers criteria including but not limited to discount to book value, discounted cash flows, discount to the net asset value, sustainability and/or growth of distributions; quality of management; and the security’s consistency with the portfolio manager’s macroeconomic views.  High-yielding securities may include non-investment grade securities.

•
Sector Selection:  The relative concentration of each category of assets is based on the sub-adviser’s outlook on the economic and inflationary conditions.  This evaluation is based on macroeconomic data and forecasts, as well as technical analysis of market performance of asset classes.

Table of Contents - LoCorr Combined Prospectus

The totality of this process is intended to produce a portfolio that offers current and projected yields meaningfully greater than those provided by broad common stock or investment grade bond indexes.  The sub-adviser believes that its research processes make it likely that those yields will be sustained or increased, and that there is a reasonable expectation that modest capital gains can be achieved over a market cycle.

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

The following risks apply to the Fund's direct investments in securities as well as the Fund's indirect risks through investing in Underlying Funds.

•
BDC Risk:  BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value.  BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.  BDCs are subject to management and other expenses, which will be indirectly paid by the Fund.

•
Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

•
Fixed Income Risk: Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer's credit quality declines and may even become worthless if an issuer defaults.

•
Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

•
High-Yield or Junk Bond Risk:  Lower-quality convertible debt securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These investments are considered speculative.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund's share price.

•
Interest Rates and Bond Maturities Risk:  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rates rise.  Fixed-income securities typically increase in value when interest rates decline.  The Fund may experience adverse exposure from either increasing or declining rates.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

•
Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

•
Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

•
Management Risk:  The Adviser's and sub-adviser's judgments about the attractiveness, value and potential appreciation of particular asset classes and securities in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the Adviser's judgments about the potential performance of the sub-adviser may also prove incorrect and may not produce the desired results.

Table of Contents - LoCorr Combined Prospectus

•
Market Risk:  Overall securities market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund's investments goes down, your investment in the Fund decreases in value and you could lose money.

•
Mutual Fund Risk:  Mutual funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund.  Mutual funds are subject to specific risks, depending on the nature of the mutual fund's strategy.

•
Portfolio Turnover Risk: Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

•
Real Estate Industry Risk: The Fund's portfolio will be significantly impacted by the performance of the real estate market generally, and the Fund may be exposed to greater risk and experience higher volatility than would a more economically diversified portfolio. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural, or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination, and rising construction costs.  Real estate loans are subject to prepayment risk because the debtor may pay its obligation early, reducing the amount of interest payments.

o
Mezzanine Loan Risk: The terms of mezzanine loans may restrict transfer of the interests securing such loans, including an involuntary transfer upon foreclosure, or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company, or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

•
REIT Risk:  Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  An individual REIT's performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

•
Royalty Trust Risk: Royalty trusts are subject to cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts. Also, royalty trusts do not guarantee minimum distributions or even return of capital.

•
Small and Medium Capitalization Stock Risk:  The value of small or medium capitalization company common stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Fund?

The Adviser believes the Fund is appropriate for investors seeking current income and capital appreciation.

Table of Contents - LoCorr Combined Prospectus

Performance:

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund’s Class I shares from year to year and by showing how the one-year and since inception average annual total returns for the Fund’s Class I shares compare with that of a broad-based securities index and secondary indices.  The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges.  The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.  The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.  Updated performance information is available on the Fund’s website at www.LoCorrFunds.com.  Net asset value (“NAV”) per share information may be obtained by visiting www.LoCorrFunds.com/performance.html.

Calendar Year Total Return

LoCorr Spectrum Income Fund – Class I

Highest Quarterly Return:	[Q1 2015]	[6.81%]

Lowest Quarterly Return:	[Q3 2015]	[-9.85%]

Average Annual Total Return as of December 31, 2018
	1 Year	5 Years	Since Inception (12/31/2013)(1)
LoCorr Spectrum Income Fund (Class I Shares)
Return Before Taxes	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%	[ ]%
(Class A Shares) Return Before Taxes	[ ]%	[ ]%	[ ]%
(Class C Shares) Return Before Taxes	[ ]%	[ ]%	[ ]%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%
Morningstar Allocation – 70% to 85% Equity (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%	[ ]%

(1)	The Fund's inception date is December 31, 2013, the date to which performance is measured. The Fund commenced operations on January 1, 2014.
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After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares.

Adviser:  LoCorr Fund Management, LLC
Portfolio Managers:  Jon C. Essen, Chief Financial Officer of the Adviser, has served the Fund as a portfolio manager since it commenced operations in 2014; Sean Katof, Senior Vice President of the Adviser, has served the Fund as a portfolio manager since 2016.

Sub-Adviser: Trust & Fiduciary Income Partners, LLC
Portfolio Managers: Steven C. Carhart, Co-Portfolio Manager, Trust & Fiduciary Income Partners LLC, has served the Fund as a portfolio manager since it commenced operations in 2014. Art DeGaetano, Co-Portfolio Manager, Trust & Fiduciary Income Partners LLC, has served the Fund as a portfolio manager since 2016.

Purchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, wire transfer, website, or through your broker.  You may also exchange shares of your Fund for shares of another Fund in the LoCorr Investment Trust.  Redemptions will be paid by ACH, check or wire transfer.  The minimum initial investment amount for Class A and Class C shares is $2,500.  The minimum initial investment in Class I shares is $100,000.  The minimum subsequent investment amount for all classes is $500.  The Fund or its Adviser may waive any investment minimum.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary's website for more information.
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ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES AND RELATED RISKS

Investment Objectives:

LoCorr Macro Strategies Fund (“Macro Strategies Fund”)	The Fund's primary investment objective is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective.
LoCorr Long/Short Commodities Strategy Fund (“Commodities Fund”)	The Fund's primary investment objective is capital appreciation in rising and falling commodities markets with managing volatility as a secondary objective.
LoCorr Dynamic Equity Fund (“Dynamic Equity Fund”)	The Fund's primary investment objective is long-term capital appreciation with reduced volatility compared to traditional broad-based equity market indices as a secondary objective.
LoCorr Spectrum Income Fund (“Spectrum Income Fund”)	The Fund's primary investment objective is current income with capital appreciation as a secondary objective.

Each Fund’s investment objective, as well as the Dynamic Equity Fund’s 80% investment policy, may be changed without shareholder approval by the Funds’ Board of Trustees (the “Board of Trustees” or the “Board”) upon 60 days’ written notice to shareholders.

Principal Investment Strategies:

Macro Strategies Fund

The Macro Strategies Fund seeks to achieve its investment objectives by allocating assets using two principal strategies:

• Managed Futures
• Fixed Income

The Managed Futures strategy is designed to produce capital appreciation by capturing returns related to the commodity markets. The Managed Futures strategy directly invests primarily in (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, and (v) swaps, each of which may be tied to currencies, interest rates, stock market indices, energy resources, metals, or agricultural products. These derivative instruments may be used as substitutes for securities, interest rates, currencies and commodities and for hedging. To the extent the Fund uses swaps or structured notes under the Managed Futures strategy, the investments will generally have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of the Underlying Funds and their respective sub-strategies.  The Fund does not invest more than 25% of its assets in contracts with any one counterparty. Sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons.  Investments made according to the Fund’s strategy will be made without restriction as to the country.

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The Macro Strategies Fund will execute a portion of its Managed Futures strategy by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”).  The Subsidiary will invest the majority of its assets in futures contracts, forward contracts and other investments (short to medium term investment grade securities) intended to serve as margin or collateral for such contracts.  The Subsidiary is managed by the Adviser, which selects sub-advisers to assist in the Subsidiary’s management. The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

The Adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to its Managed Futures strategy, as applicable, and approximately 75% of its assets to the Fixed Income strategy.  However, as market conditions change, the portion allocated to each strategy may change.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) ABS, (5) MBS, (6) CMBS, (7) interest rate-related futures contracts and (8) interest rate-related or credit default-related swap contracts.  Each Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency, such as Moody’s or S&P, or, if unrated, determined to be of comparable quality.  However, the fixed income portion of each Fund’s portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization.  Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities.  The Adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Managed Futures strategy investments, as applicable, among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity or commodities markets, as applicable, and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than and not highly correlated to the equity or commodities markets or the Managed Futures strategy, as applicable.

Commodities Fund

The Commodities Fund seeks to achieve its investment objective by allocating assets using two principal strategies:

• Commodities
• Fixed Income

The Commodities strategy is designed to produce capital appreciation by capturing returns related to the commodity markets. The Commodities strategy invests primarily in securities of one or more (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles, including commodity pools (collectively, “Underlying Funds”) and derivative instruments, such as swap contracts, structured notes or other securities or derivatives, that provide exposure to the managers of Underlying Funds.  Each Underlying Fund invests according to its manager’s sub-strategy, long or short in one or a combination of: (i) futures, (ii) forwards, (iii) options, (iv) spot contracts, or (v) swaps, each of which may be tied to energy resources, metals, and agricultural products.  To the extent the Fund uses swaps or structured notes under the Commodities strategy, the investments will generally have payments linked to commodity or financial derivatives that are designed to produce returns similar to those of the Underlying Funds and their respective sub-strategies.  The Fund does not invest more than 25% of its assets in contracts with any one counterparty. Sub-strategies may include investment styles that rely upon buy and sell signals generated from technical analysis systems such as trend-pattern recognition, as well as from fundamental economic analysis and relative value comparisons.  Investments made according to the Fund’s strategy will be made without restriction as to the country.

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The Commodities Fund will execute its Commodities strategy primarily by investing up to 25% of the Fund’s total assets (measured at the time of purchase) in a separate, wholly-owned and controlled subsidiary (the “Subsidiary”).  The Subsidiary will invest the majority of its assets in one or more Underlying Funds, swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions.  The Subsidiary is subject to the same investment restrictions as the Fund.

To the extent that the Adviser is utilizing derivatives to gain exposure to managers, it is anticipated that the Commodities Fund will use a swap designed to replicate the aggregate returns of the managers selected by the Adviser.  The swap is based on a notional amount agreed upon by the Adviser and the counterparty. The Adviser may add or remove managers from the swap or adjust the notional exposure between the managers within the swap.  Generally, the fees and expenses of the swap are based on the notional value.  The Index is calculated by the counterparty to the Swap and includes a deduction for fees of the counterparty as well as management and performance fees of the managers.  Because the Index is designed to replicate the returns of managers selected by the Adviser, the performance of the Fund will depend on the ability of the managers to generate returns in excess of the costs of the Index.

The Adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to its Commodities strategy and approximately 75% of its assets to the Fixed Income strategy.  However, as market conditions change, the portion allocated to each strategy may change.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) ABS, (5) MBS, (6) CMBS, (7) interest rate-related futures contracts and (8) interest rate-related or credit default-related swap contracts.  Each Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency, such as Moody’s or S&P, or, if unrated, determined to be of comparable quality.  However, the fixed income portion of each Fund’s portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization.  Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities.  The Adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Commodities strategy investments among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity or commodities markets, as applicable, and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than and not highly correlated to the equity or commodities markets or the Commodities strategy.

Dynamic Equity Fund

Under normal market conditions, the Dynamic Equity Fund invests at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long or short positions in equity securities of domestic and foreign companies.  The Fund defines equity securities as (1) common stocks, (2) preferred stocks and (3) debt securities that are convertible into stock.  The Fund invests in securities of issuers without restriction as to capitalization or country, including emerging markets.  The Fund invests in convertible debt securities of any maturity or credit quality, including those known as “junk bonds.”  Junk bonds are rated below Baa3 by Moody's or equivalently by another NRSRO.  The Fund may invest a portion of its assets in private placement offerings which may be illiquid.  The Fund is “non-diversified” for purposes of the 1940 Act, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

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The Adviser seeks to achieve the Fund's primary investment objective of long-term capital appreciation by using a “long/short equity” strategy that is executed by allocating assets to a sub-adviser that has a long/short equity investment strategy.  The Adviser may also engage an additional sub-adviser or sub-advisers if it believes they will enhance the Fund’s performance or reduce volatility.  The Adviser will also use one or more ETFs to execute a portion of the long/short equity strategy rather than allocate assets to a sub-adviser, when it believes that doing so will help the Fund achieve its investment objective.  The Fund anticipates reduced return volatility when compared to traditional broad-based equity market indices because the short element of its strategies is expected to produce a hedging effect.  For purposes of meeting the Fund’s 80% investment policy, the Fund includes ETFs that invest primarily in equity securities, as defined above.

Spectrum Income Fund

The Fund seeks to achieve its investment objectives by allocating assets primarily among income-producing securities using two principal strategies:

• Income
• Loan Investment

The Income strategy employed by the Fund's sub-adviser attempts to produce current income and capital appreciation.  The primary focus of this portfolio is exchange traded “pass-through” securities that distribute substantially all of their profits directly to their shareholders.  The main categories of such securities include REITs, MLPs, CEFs, Royalty Trusts, and BDCs.  In addition to such securities, the sub-adviser may include in the portfolio exchange traded common stocks and bonds, including those issued by foreign entities.  These securities may be of any market capitalization or, in the case of bonds, any maturity or credit quality.  These may include bonds of higher yield and higher risk, commonly called “junk bonds” that may be rated BB+ and below by S&P or similarly rated by another NRSRO.

The composition of the portfolio will vary over time according to the sub-adviser’s evaluation of economic and market conditions, including prospects for growth and inflation, as they affect the potential returns from different classes of securities.  This strategic evaluation is combined with fundamental research on the individual securities considered for inclusion in the portfolio in order to determine the composition of the portfolio at any point in time. Depending on market conditions, the Fund’s assets may be solely allocated to its Income Strategy for significant periods of time.

Non-Principal Investment Strategy . As a non-principal investment strategy, the Adviser may employ a loan investment strategy (the “Loan Investment Strategy”). The Loan Investment Strategy is designed to produce current income and capital appreciation through investment in Underlying Funds including (1) limited partnerships, (2) corporations, (3) limited liability companies and (4) other types of pooled investment vehicles focused on the origination, funding and structuring of real estate-related loans, including mezzanine loans, first and second mortgage loans, subordinated mortgage loans, bridge loans, and other loans related to high quality commercial real estate in the U.S., as well as through the acquisition of equity participations in the real estate, which serves as underlying collateral of such loans, and preferred equity investments.  Underlying Funds may hold loans of any maturity or quality.

The Adviser will seek to invest in Underlying Funds that generate a low volatility income stream of attractive and consistent cash distributions. The Adviser's focus on Underlying Funds that originate and acquire debt and debt-like instruments will emphasize the payment of current returns to investors and the preservation of invested capital. The Adviser also believes that the investments made under the Loan Investment Strategy may offer the potential for capital appreciation.

The Adviser will invest in Underlying Funds that mainly aim to:

•	focus on the origination of new loans;
•	invest in fixed rate rather than floating rate loans;
•	invest in loans expected to be realized within one to five years;
•	maximize current income;
•	lend to creditworthy borrowers;
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•	lend on properties leased to high-quality tenants;
•	maximize diversification by property type, geographic location, tenancy and borrower;
•	source investments in existing loans;
•	focus on small to mid-sized loans of approximately $3 million to $20 million;
•	invest in loans not exceeding 80% of the current value of the underlying property; and
•	hold investments until maturity unless, in the manager's judgment, market conditions warrant earlier disposition.

All Funds

The Funds may invest in short-term investment grade fixed income securities and money market funds for cash management purposes. The Funds define investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Service (“S&P”), or, if unrated, determined to be of comparable quality.

The Adviser and the LoCorr Funds were granted an exemptive order from the Securities and Exchange Commission that permits the Adviser, with the Board’s approval, to enter into or amend sub-advisory agreements without obtaining shareholder approval.  The order eliminates the need for a shareholder meeting to approve sub-advisors.  Shareholders will be notified if a new sub-adviser is employed by the Adviser.

It is the responsibility of the sub-advisers, under the direction of the Adviser, to make the day-to-day investment decisions for the Fund.  The sub-advisers also place purchase and sell orders for portfolio transactions of the Fund in accordance with the Fund's investment objective and policies.

ADVISER’S INVESTMENT PROCESS

Macro Strategies Fund

The Adviser will pursue the Macro Strategies Fund’s investment objectives, in part, by utilizing its investment and risk management process.

•
Sub-adviser Selection represents the process through which the Adviser selects sub-advisers it believes can successfully execute the Fund's overall investment strategies.  The Adviser also monitors and evaluates the performance of the sub-advisers; and implements procedures to ensure each sub-adviser complies with the Fund's investment policies and restrictions.

•
Risk Management represents the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds.  Using this risk management process, the Adviser believes each Fund, over time, will not be highly correlated to the equity or commodities markets, as applicable, and will provide the potential for reducing volatility in investors’ portfolios.

Commodities Fund

The Adviser will pursue the Commodities Fund’s investment objectives, in part, by utilizing its investment and risk management process.

•
Underlying Fund Selection by the Adviser, or including an Underlying Fund in a derivative investment designed to replicate the returns of an Underlying Fund, represents the result of quantitative and qualitative reviews that identify Underlying Funds and their managers chosen for their alternative investment market niche (investments other than stocks and bonds), historical performance, management accessibility, commitment, investment strategy, as well as process and methodology.  Using this selection process, the Adviser believes it can identify Underlying Funds with above-average expected returns and lower-than-average volatility.

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•
Risk Management represents the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds.  Using this risk management process, the Adviser believes each Fund, over time, will not be highly correlated to the equity or commodities markets, as applicable, and will provide the potential for reducing volatility in investors’ portfolios.

The Adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

Dynamic Equity Fund

The Adviser will pursue the Dynamic Equity Fund’s investment objectives, in part, by utilizing its investment and risk management process.

Sub-adviser Selection represents the result of quantitative and qualitative reviews that identify a sub-adviser chosen for its long/short equity market niche, historical performance, management accessibility, commitment, investment strategy, as well as process and methodology.  Using this selection process, the Adviser believes it can identify a sub-adviser or sub-advisers that can produce above-average expected returns.  The Adviser replaces a sub-adviser when its returns are below expectations or it deviates from its traditional investment process.

These equity long/short strategies are designed to take long and short positions by trading in equity securities of U.S. and foreign issuers in an attempt to achieve capital appreciation.  These long/short strategies include the following:

•	Generalist. Generalist strategies maintain positions both long and short in equity securities of any industry sector or country.

•
Sector-Focused.  Sector-focused strategies employ investment processes designed to identify long and short opportunities in securities in specific niche areas of the market in which the sub-adviser maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends.

•
International.  International strategies employ investment processes designed to identify long and short opportunities in securities in specific niche areas of the global non-U.S. market, in which the sub-adviser maintains a level of expertise which exceeds that of a market generalist in identifying companies engaged in the production and procurement of inputs to industrial processes, and implicitly sensitive to the direction of price trends as determined by shifts in supply and demand factors, and implicitly sensitive to the direction of broader economic trends. Variable Biased Strategies.  Variable Biased strategies may vary the investment level or the level of long and/or short exposure over market cycles, but the primary distinguishing characteristic is that the sub-adviser seeks to drive performance through tactical adjustments to gross and net market exposures.

Risk Management represents the ongoing attention to the historical return performance of a long/short equity sub-adviser as well as the interaction or correlation of returns between long/short equity strategies.  The Adviser believes that selecting a sub-adviser through this process may mitigate losses in generally declining markets because the Fund will be invested utilizing strategies that are not correlated to general market trends.  However, there can be no assurance that losses will be avoided.  Investment strategies that have historically been non-correlated to general market trends or have demonstrated low correlations to general market trends may become correlated at certain times, such as during a liquidity crisis in global financial markets.  During such periods, certain hedging strategies may cease to function as anticipated.

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Spectrum Income Fund

The Adviser will pursue the Fund's investment objectives, in part, by utilizing its investment and risk management process.

•
Sub-adviser Selection represents the process through which the Adviser selects sub-advisers it believes can successfully execute the Fund's overall investment strategies.  The Adviser also monitors and evaluates the performance of the sub-advisers; and implements procedures to ensure each sub-adviser complies with the Fund's investment policies and restrictions.

•
Risk Management is the ongoing attention to the historical return performance of each Underlying Fund as well as the interaction or correlation of returns between Underlying Funds.  Using this risk management process, the Adviser believes each Underlying Fund, over time, will not be highly correlated to the equity or commodities markets, as applicable, and will provide the potential for reducing volatility in investors' portfolios.

The Adviser buys securities that it believes offer above-average expected returns and lower-than-average volatility and sells them when it believes they have reached their target price, to adjust asset allocation or when more attractive investments are available.

SUB-ADVISER’S INVESTMENT PROCESS

Macro Strategies Fund

Graham Capital Management, L.P. (“GCM”) serves as a sub-adviser to the Macro Strategies Fund. GCM executes the strategy within the Macro Strategies Fund by employing macro-oriented quantitative investment techniques to select long and short positions in the global futures and foreign exchange markets. These techniques are designed to produce attractive absolute and risk-adjusted returns while maintaining low correlation to traditional asset classes. The strategy within the Macro Strategies Fund is a quantitative trading system driven by trend-following models. This program signals buy and sell orders based on a number of factors, including price, volatility, and length of time a position has been held in the portfolio. The strategy employs sophisticated techniques to gradually enter and exit positions over the course of a trend in order to maximize profit opportunities. It is expected that the average holding period of instruments traded pursuant to the strategy within the Macro Strategies Fund will be approximately six to eight weeks; however, that average may differ depending on various factors and the system will make daily adjustments to positions based on both price activity and market volatility. The program trades a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities.

The strategy executed by GCM within the Macro Strategies Fund utilizes a risk overlay model to better control exposure across individual markets and sectors and avoid excessive concentration of investments in a particular market or sector. The overlay model applies sophisticated risk management techniques to the trading signals generated by the sub-models of the strategy within the Macro Strategies Fund to enhance the returns of a conventional momentum model. The risk overlay model is designed to diversify risk across markets and sectors, smooth the volatility of the portfolio and lower execution costs by reducing excessive trading.

Millburn Ridgefield Corporation (“Millburn”) serves as a sub-adviser to the Macro Strategies Fund. Millburn invests in a diversified portfolio of futures, forward and spot contracts (and may also invest in option and swap contracts) on currencies, interest rate instruments, stock indices, metals, energy and agricultural commodities.  Millburn invests globally pursuant to its proprietary quantitative and systematic trading methodology, based upon signals generated from an analysis of price, price-derivatives, fundamental and other quantitative data.  Millburn’s trading methods include technical trend analysis, certain non-traditional technical systems (i.e., systems falling outside of traditional technical trend analysis) and money management principles, each of which may be revised from time to time.  The objective of Millburn’s investment and trading methods is to consider multiple data inputs, or “factors,” in order to arrive at relatively near-term return forecasts for each traded instrument, and take appropriate, risk-managed positions.  Millburn’s approach employs models that analyze data inputs over a time spectrum from several minutes to multiple years.

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Millburn manages its allocated Fund assets by seeking to construct maximum diversification subject to liquidity and sector concentration constraints.  Each market is traded using a diversified set of trading systems, which may be optimized for groups of markets, sectors or specific markets.  The following factors, among others, are considered in constructing a universe of markets to trade:  profitability, liquidity of markets, professional judgment, desired diversification, transaction costs, exchange regulations and depth of market.

Risk management also plays an integral role in portfolio design and construction.  Millburn sizes the position in each market traded, taking into account its measurement of risk based on price level and volatility in that market.  Market exposure is then managed by position-sizing models, which measure the risk in the portfolio’s position in each market.  In the event the model determines that the risk has changed beyond an acceptable threshold, it will signal a change in the position — a decrease in position size when risk increases and an increase in position size when risk decreases.  Utilizing its position-sizing models, Millburn seeks to maintain overall portfolio risk and distribution of risk across markets within designated ranges.

Revolution Capital Management, LLC (“Revolution”) serves as a sub-adviser to the Macro Strategies Fund. Revolution focuses on short-term, systematic and quantitative trading, applying rigorous statistical analysis to all aspects of research, development, and operations.  The systems are designed in order to provide superior risk-adjusted returns while maintaining low correlations both to traditional equity and bond investments as well as the trend-following strategies often employed by commodity trading advisors.  Revolution manages its allocated Fund assets by seeking to implement a fully-diversified, short- to medium-term, multi-strategy program, utilizing pattern-recognition methodology.  Trade durations range from hours to weeks, with an average six-day holding period.  The diversified market set includes equity indices, interest rates, currencies, energies, metals, and agricultural instruments, and return volatility is targeted to 12% on an annualized basis.

Due to the short-term nature of the trading, signal generation and trade execution are performed on a fully-automated basis throughout each trading day, but with full human oversight.  Sophisticated execution algorithms have been designed to minimize transactional costs, and execution efficiency is continually monitored and improved when possible.

Nuveen Asset Management, LLC (“Nuveen”), serves as a sub-adviser to the Macro Strategies Fund, selects securities for the Fund’s Fixed Income strategy using a “top-down” approach that begins with the formulation of Nuveen’s general economic outlook.  Following this, various sectors and industries are analyzed and selected for investment.  Finally, Nuveen selects individual securities within these sectors or industries that it believes have above peer-group expected yield, potential for capital preservation or appreciation.  In addition to selecting more traditional investments such as government and corporate bonds, Nuveen also selects ABS, MBS, CMBS and derivatives when it believes these investments offer higher yield or better prospects for capital preservation or appreciation than competing investments.

MBS in which the Macro Strategies Fund may invest represent participation interests in pools of one-to-four family residential mortgage loans originated by private mortgage originators, as well as multi-family residential loans.  CMBS represent participation interests in pools of commercial property mortgage loans originated by private mortgage originators.  ABS represent interests in pools of loans originated by private lenders, some of which may be government approved or affiliated lenders.  Typically, an asset-backed security is issued by a special purpose vehicle (“SPV”), such as a business trust or limited liability company, whose value and income payments are derived from and collateralized (i.e. backed) by a specified pool of underlying loans.  The pool of loans is usually a group of small-dollar amount loans taken for the same or similar purpose, such as student loans, car loans, or credit card loans, but could include cash flows from loans on aircraft, royalty payments and movie revenues.

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Nuveen will use credit default swaps (“CDS”) as part of a replication tactic whereby the Macro Strategies Fund combines a credit default swap on a portfolio of bonds or a single bond with investments in high quality securities, such as U.S. Treasury bills, as an economic substitute for a portfolio of bonds or an individual bond.  The sub-adviser may also use CDS to protect against the economic effect of an issuer’s default.  A CDS is typically a two-party (bilateral) financial contract that transfers credit risk exposure between the two parties.  The Macro Strategies Fund will enter into a CDS by executing an International Swaps and Derivatives Association (ISDA) master agreement, which provides globally-accepted standardized legal documentation for a variety of swap transactions including CDSs.  One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party.  These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument or one of the reference issuers in a CDS portfolio.  In general, CDS may be used by the Macro Strategies Fund to obtain credit risk exposure similar to that of a direct investment in bonds.

Nuveen uses futures contracts and interest rate swaps to hedge or manage the Fund’s interest rate risk exposure.  To reduce interest rate risk, the Fund will take a short position in an interest rate-related futures contract or a similar position in an interest rate swap contract whereby the Macro Strategies Fund agrees to make fixed payments in exchange for receiving floating rate payments that reset according to a reference index such as the London Interbank Offered Rate (“LIBOR”).  The Macro Strategies Fund may also take long positions in futures or swaps to fine-tune or adjust its portfolio interest rate risk profile.

Generally, Nuveen selects futures and swaps to hedge interest rate and credit risks and as substitutes for securities when it believes derivatives provide a better return profile or when specific securities are temporarily unavailable.  Nuveen sells securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security’s or derivative’s price outlook is deteriorating.

Macro Strategies Fund Subsidiary

The Macro Strategies Fund will execute its Managed Futures strategy, primarily, by investing up to 25% of its total assets (measured at the time of purchase) in the Managed Futures strategy, part of which will be invested by the Fund’s sub-advisers and part of which will be invested in a wholly-owned and controlled Subsidiary.  The Subsidiary will invest the majority of its assets in futures, forwards, options, spot contracts, swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions.  However, the Fund may also make Managed Futures investments outside of the Subsidiary.  The Subsidiary is subject to the same investment restrictions as the Fund.  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  Specifically, the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Subchapter M requires, among other things, that at least 90% of the Fund's income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”).  The Fund will make investments in certain commodity-linked derivatives through the Subsidiary because income from these derivatives is not treated as “qualifying income” for purposes of the 90% income requirement if the Fund invests in the derivative directly.

The Internal Revenue Service (“IRS”) has issued a number of private letter rulings to other mutual funds (including the Macro Strategies Fund and mutual funds unrelated to the Fund), which indicate that certain income from a fund's investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M.  The Macro Strategies Fund is relying on a private letter ruling from the IRS, which indicates that income from the Fund’s investment in the Subsidiary will constitute “qualifying income” for purposes of Subchapter M.  To satisfy the 90% income requirement, the Subsidiary will, no less than annually, declare and distribute a dividend to the Fund, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of “Subpart F” income (as defined in Section 951 of the Code) generated by or expected to be generated by the Subsidiary’s investments during the fiscal year.  Such dividend distributions are “qualifying income” pursuant to Subchapter M (Section 851(b)) of the Code.

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The IRS has proposed regulations signaling its intent to stop issuing further private letter rulings regarding qualifying income from wholly-owned foreign subsidiaries and, if these regulations are passed in substantially the form as proposed, the IRS may revoke all outstanding private letter rulings on this issue. As a result, the IRS may no longer consider the income from the Fund’s investment in the Subsidiary to be qualifying income, and the Fund may not qualify as a registered investment company for one or more years. However, the Fund intends to take the position that income from its investments in the Subsidiary will constitute “qualifying income,” and the Fund will take care to ensure that the Subsidiary distributes all of its Subpart F income to the Fund each year so as to preserve its status as a registered investment company. In addition, future legislation, Treasury Regulations or IRS guidance could adversely affect the ability of the Fund or the Subsidiary to operate as described in this Prospectus.

Because the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Subsidiary.  For that reason, references to the Fund may also include the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act, and the advisor is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”).  As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and the Subsidiary under CFTC and SEC harmonized regulations.

Commodities Fund

Nuveen also serves as a sub-adviser to the Commodities Fund using the same investment strategy described above for the Macro Strategies Fund.

Commodities Fund Subsidiary

The Commodities Fund will execute its Commodities strategy, primarily, by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Subsidiary.  The Subsidiary will invest the majority of its assets in one or more Underlying Funds, swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions.  However, the Fund may also make Commodities strategy investments outside of the Subsidiary.  The Subsidiary is subject to the same investment restrictions as the Fund.  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  Specifically, the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Sub-chapter M requires, among other things, that at least 90% of the Fund's income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”).  The Fund will make investments in certain commodity-linked derivatives through the Subsidiary because income from these derivatives is not treated as “qualifying income” for purposes of the 90% income requirement if the Fund invests in the derivative directly.

The Internal Revenue Service (“IRS”) has issued a number of private letter rulings to other mutual funds (including the Macro Strategies Fund and mutual funds unrelated to the Fund), which indicate that certain income from a fund's investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M.  The Fund does not have a private letter ruling, but fully intends to comply with the IRS’ rules if the IRS were to change its position.  To satisfy the 90% income requirement, the Subsidiary will, no less than annually, declare and distribute a dividend to the Fund, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of “Subpart F” income (as defined in Section 951 of the Code) generated by or expected to be generated by the Subsidiary’s investments during the fiscal year.  Such dividend distributions are “qualifying income” pursuant to Subchapter M (Section 851(b)) of the Code.

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The IRS has proposed regulations signaling its intent to stop issuing further private letter rulings regarding qualifying income from wholly-owned foreign subsidiaries and, if these regulations are passed in substantially the form as proposed, the IRS may revoke all outstanding private letter rulings on this issue. As a result, the IRS may no longer consider the income from the Fund’s investment in the Subsidiary to be qualifying income, and the Fund may not qualify as a registered investment company for one or more years. However, the Fund intends to take the position that income from its investments in the Subsidiary will constitute “qualifying income,” and the Fund will take care to ensure that the Subsidiary distributes all of its Subpart F income to the Fund each year so as to preserve its status as a registered investment company. In addition, future legislation, Treasury Regulations or IRS guidance could adversely affect the ability of the Fund or the Subsidiary to operate as described in this Prospectus.

Because the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Subsidiary.  For that reason, references to the Fund may also include the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund.

The Fund and the Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act, and the advisor is a “commodity pool operator” registered with and regulated by the CFTC.  As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and the Subsidiary under CFTC and SEC harmonized regulations.

Dynamic Equity Fund

Billings Capital Management LLC (“Billings”) serves as one of the Fund’s sub-advisers.  Billings’ investment strategy is a value-oriented, fundamentals and research driven, bottom-up equity long/short approach.  The strategy seeks to maximize absolute returns, exceeding the S&P 500 Total Return Index over the long term, while attempting to avoid significant permanent capital impairments (losses).  All investment decisions are determined by the investment committee, which is composed of the four portfolio managers.  The committee reviews all internally generated research and analysis, in addition to testing assumptions in their proprietary financial models and investment thesis.  It determines the fair value of an investment relative to its perceived intrinsic value.  This valuation is then compared to all investments in the Billings-managed portion of the Fund’s portfolio and other prospective investments, to determine its relative attractiveness.  If unanimously agreed upon, the investment committee determines if the investment will be bought or sold, replace an existing position or be added in conjunction to current holdings.  Size of positions is based on relative attractiveness and relative confidence in the ability to forecast growth and future cash flows.  Opportunities that exhibit potential for higher returns coupled with strong conviction in forecasting models will receive greater weighting.  No positions will be added or held that do not exhibit the risk/return characteristics required for long and short positions.  Through its research, Billings attempts to avoid long-position investments in companies that may have a negative fundamentally driven change in intrinsic value while being opportunistic and patient around short term price volatility (commonly referred to as market noise).  Billings believes that this approach, focused on investing at significant discounts to intrinsic value and shorting the stock of businesses they believe to be considerably overvalued, will produce favorable results.

Kettle Hill Capital Management, LLC (“KHCM”) serves as one of the Fund’s sub-advisers.  KHCM’s investment strategy is a value-oriented, fundamentals- and research-driven, bottom-up equity long/short approach.  The strategy focuses on unique risk-reward strategies within the small-cap equity universe, seeking to generate superior absolute returns over the investment cycle and balancing the return potential of the portfolio against risks inherent in individual stocks, industry selection, small-cap investing, and broader markets and economies.  KHCM’s strategy focuses the sub-adviser’s attention on the small-capitalization stock universe (companies with $100mm - $5B in market capitalization).  From these companies, KHCM identifies stocks with powerful, non-consensus catalysts and evaluates their risk-reward discipline, searching for ideas with 50% upside/10% downside characteristics within an appropriate time horizon.  The sub-adviser then performs due diligence through proprietary research and surveys, interviewing multiple industry sources.  From this due diligence, KCHM builds financial models based on expectations and initializes its investment thesis and price target for the investment.  Throughout the life of the position, KHCM consistently monitors business trends, competitors, and current market expectations.  The sub-adviser manages positions based on achievement of its target, changes—if any—in the investment thesis, possible stop-loss triggers, net-exposure management, and short-term trading opportunities.

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First Quadrant LP (“First Quadrant”) serves as one of the Fund’s sub-advisers. First Quadrant provides asset management services for the Fund using a global equity long/short strategy.  First Quadrant’s investment strategy is a fundamentally based, systematic approach designed to capture the broad characteristics of the equity market and profit from identifying and exploiting changing market themes. The strategy seeks to add value on multiple dimensions, including factor selection, factor enhancement and proprietary factor design, dynamic factor allocation, and downside protection strategies. The investment process is research intensive and disciplined in its implementation.

Spectrum Income Fund

Trust and Fiduciary Income Partners LLC (“TFIP”) serves as sub-adviser for the Spectrum Income Fund with respect to the Fund’s Income strategy. TFIP's approach towards management of the Fund’s Income strategy involves both “top down” and “bottom up” elements:

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Security Selection:  TFIP screens for securities with attractive yields, liquidity, and industry classification.  TFIP considers criteria including but not limited to discount to book value, discounted cash flows, discount to the net asset value, sustainability and/or growth of distributions; quality of management; and the security’s consistency with the portfolio manager’s macroeconomic views.  High-yielding securities may include non-investment grade securities.

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Sector Selection:  The relative concentration of each category of assets is based on TFIP’s outlook on the economic and inflationary conditions.  This evaluation is based on macroeconomic data and forecasts, as well as technical analysis of market performance of asset classes.

The totality of this process is intended to produce a portfolio that offers current and projected yields meaningfully greater than those provided by broad common stock or investment grade bond indexes.  TFIP believes that its research processes make it likely that those yields will be sustained or increased, and that there is a reasonable expectation that modest capital gains can be achieved over a market cycle.

Principal Investment Risks:

The following risks apply to each Fund’s direct investments in securities and derivatives, as applicable, as well as the Commodities Fund’s and the Spectrum Income Fund’s indirect risks through investing in Underlying Funds, and the Macro Strategies Fund’s and the Commodities Fund’s indirect risks through investing in their respective Subsidiary, unless otherwise noted.

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ABS, MBS and CMBS Risk (Macro Strategies Fund and Commodities Fund):  ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default.  Because ABS are typically backed by consumer loans, their default rates tend to be sensitive to the unemployment rate and overall economic conditions.  MBS default rates tend to be sensitive to these conditions and to home prices.  CMBS default rates tend to be sensitive to overall economic conditions and to localized commercial property vacancy rates and prices.  Certain individual securities may be more sensitive to default rates because payments may be subordinated to other securities of the same issuer.  Additionally, ABS, MBS and CMBS are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans.  During periods of declining interest rates, prepayment rates usually increase and the Funds may have to reinvest prepayment proceeds at a lower interest rate.  CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

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BDC Risk (Spectrum Income Fund):  BDCs may carry risks similar to those of a private equity or venture capital fund. BDC company securities are not redeemable at the option of the shareholder and they may trade in the market at a discount to their net asset value. A BDC is a form of investment company that is required to invest at least 70% of its total assets in securities (typically debt) of private companies, thinly traded U.S. public companies, or short-term high quality debt securities.  BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.  The BDCs held by the Fund may leverage their portfolios through borrowings or the issuance of preferred stock. While leverage often serves to increase the yield of a BDC, this leverage also subjects a BDC to increased risks, including the likelihood of increased volatility and the possibility that a BDC's common share income will fall if the dividend rate of the preferred shares or the interest rate on any borrowings rises.  BDCs are subject to management and other expenses, which will be indirectly paid by the Fund.

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Commodity Risk (Macro Strategies Fund and Commodities Fund):  The Funds’ exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

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Convertible Securities Risk (Dynamic Equity Fund):  Convertible securities are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risk and conversion value-related equity risk.  Convertible securities are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future.  The market value of fixed-income securities tends to decline as interest rates increase.  Convertible securities are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond.  Convertible issuers may not be able to make principal and interest payments on the bond as they become due.  Convertible securities may also be subject to prepayment or redemption risk.  If a convertible security held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company's common stock or cash at a time that may be unfavorable to the Fund.  Convertible securities have characteristics similar to common stocks especially when their conversion value is greater than the interest and principal value of the bond.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.  When a convertible security’s value is more closely tied to its conversion to stock feature, it is sensitive to the underlying stock's price.

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Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Funds, resulting in losses to the Funds.  In addition, the credit quality of securities held by the Funds may be lowered if an issuer’s financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Funds.  Lower credit quality also may affect liquidity and make it difficult for the Funds to sell the security.  Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Funds, thereby reducing the value of your investment in Fund’s shares.  In addition, default may cause the Funds to incur expenses in seeking recovery of principal or interest on its portfolio holdings.  Credit risk also exists whenever the Funds enter into a foreign exchange or derivative contract, because the counterparty may not be able or may choose not to perform under the contract.  When the Funds invest in foreign currency contracts, or other over-the-counter derivative instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default.  These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries.  Transactions entered into directly between two counterparties generally do not benefit from such protections.  Relying on a counterparty exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss.  If a counterparty defaults on its payment obligations to the Funds, this default will cause the value of an investment in the Funds to decrease.  In addition, to the extent the Funds deal with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.  The Funds are neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty.  The ability of the Funds to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Funds.

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Derivatives Risk ( Dynamic Equity Fund, Macro Strategies Fund and Commodities Fund): The Funds may use derivatives (including futures, options and options on futures) to enhance returns or hedge against market declines. The Funds’ use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.  Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.  Derivative contracts such as futures ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage.  Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Funds. The use of leverage may also cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Funds’ potential for gain or loss and, therefore, amplify the effects of market volatility on the Funds’ share price.  Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

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Emerging Market Risk (Dynamic Equity Fund):  The Fund may invest a portion of its assets in issuers from countries with newly organized or less developed securities markets. There are typically greater risks involved in investing in emerging markets securities. Generally, economic structures in these countries are less diverse and mature than those in developed countries and their political systems tend to be less stable. Emerging market economies may be based on only a few industries; therefore, security issuers, including governments, may be more susceptible to economic weakness and more likely to default. Emerging market countries also may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Investments in emerging markets countries may be affected by government policies that restrict foreign investment in certain issuers or industries. The potentially smaller size of their securities markets and lower trading volumes can make investments relatively illiquid and potentially more volatile than investments in developed countries, and such securities may be subject to abrupt and severe price declines. Due to this relative lack of liquidity, the Fund may have to accept a lower price or may not be able to sell a portfolio security at all. An inability to sell a portfolio position can adversely affect the Fund's value or prevent the Fund from being able to meet cash obligations or take advantage of other investment opportunities.

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Equity Market Risk (Dynamic Equity Fund):  The Fund will invest primarily in equity securities, including common stock which is susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  An equity security, or stock, represents a proportionate share of the ownership of a company; its value is based on the success of the company's business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks and preferred stocks are examples of equity securities. While both represent proportional share ownership of a company, preferred stocks often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets.

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ETF Risk (Dynamic Equity Fund):  ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by a Fund.  As a result, your cost of investing in a Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  ETFs are listed on national stock exchanges and are traded like stocks listed on an exchange.  ETF shares may trade at a discount or a premium in market price if there is a limited market in such shares.  ETFs are also subject to brokerage and other trading costs, which could result in greater expenses to a Fund.  Because the value of ETF shares depends on the demand in the market, the Adviser may not be able to liquidate a Fund's holdings at the most optimal time, adversely affecting performance.

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Fixed Income Risk (Macro Strategies Fund, Commodities Fund and Spectrum Income Fund):  When the Funds invest in fixed income securities or derivatives, the value of your investment in the Funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Funds. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Funds, possibly causing the Funds’ share price and total return to be reduced and fluctuate more than other types of investments.

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Foreign Currency Risk (Macro Strategies Fund, Commodities Fund and Dynamic Equity Fund):  Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk.  Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency.  Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad.  Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.  The Fund may also take short positions, through derivatives, if the Adviser believes the value of a currency is likely to depreciate in value.  A “short” position is, in effect, similar to a sale in which the Fund sells a currency it does not own but, has borrowed in anticipation that the market price of the currency will decline.  The Fund must replace a short currency position by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund took a short position in the currency.

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Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

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Foreign Exchanges Risk:  A portion of the derivatives trades made by a Fund may be take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets.  Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

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High Yield or Junk Bond Risk (Dynamic Equity Fund and Spectrum Income Fund):  Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond's issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).  If that happens, the value of the bond may decrease, and the Funds’ share price may decrease and its income distribution may be reduced.  These investments are considered speculative. An economic downturn or period of rising interest rates (interest rate risk) could adversely affect the market for these bonds and reduce the Funds’ ability to sell its bonds (liquidity risk).  Such securities may also include “Rule 144A” securities, which are subject to resale restrictions.  The lack of a liquid market for these bonds could decrease the Fund's share price.

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Interest Rates and Bond Maturities Risk:  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rates rise.  Fixed-income securities typically increase in value when interest rates decline.  The Funds may experience adverse exposure from either increasing or declining rates.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

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Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers.  The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

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Leverage Risk (Dynamic Equity Fund, Macro Strategies Fund and Commodities Fund):  Using derivatives to increase the Funds’ combined long and short position exposure creates leverage, which can amplify the effects of market volatility on the Funds’ share price and make the Funds’ returns more volatile.  The use of leverage may cause the Funds to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Funds to have higher expenses than those of mutual funds that do not use such techniques.

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Limited Partnership Risk (Spectrum Income Fund):  Investments in Limited Partnerships (including master limited partnerships) involve risks different from those of investing in common stock including risks related to limited control and limited rights to vote on matters affecting the Limited Partnership, risks related to potential conflicts of interest between the Limited Partnership and its general partner, cash flow risks, dilution risks and risks related to the general partner's limited call right.  Limited Partnerships are generally considered interest-rate sensitive investments. During periods of interest rate volatility, these investments may not provide attractive returns. Depending on the state of interest rates in general, the use of Limited Partnerships could enhance or harm the overall performance of the Fund.

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Limited Partnership Tax Risk:  Limited Partnerships typically do not pay U.S. federal income tax at the partnership level.  Instead, each partner is allocated a share of the partnership's income, gains, losses, deductions and expenses.  A change in current tax law or in the underlying business mix of a given Limited Partnership could result in a Limited Partnership being treated as a corporation for U.S. federal income tax purposes, which would result in such Limited Partnership being required to pay U.S. federal income tax on its taxable income.  The classification of a Limited Partnership as a corporation for U.S. federal income tax purposes would have the effect of reducing the amount of cash available for distribution by the Limited Partnership.  Thus, if any of the Limited Partnerships owned by the Fund were treated as corporations for U.S. federal income tax purposes, it could result in a reduction of the value of your investment in the Fund and lower income, as compared to a Limited Partnership that is not taxed as a corporation.

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The Funds may invest in publicly traded master limited partnerships (“MLPs”). MLPs are businesses organized as limited partnerships that trade their proportionate shares of the partnership (units) on a public exchange. MLPs are required to pay out most or all of their earnings in distributions. Generally speaking, MLP investment returns are enhanced during periods of declining or low interest rates and tend to be negatively influenced when interest rates are rising. As an income vehicle, the unit price may be influenced by general interest rate trends independent of specific underlying fundamentals. In addition, most MLPs are fairly leveraged and typically carry a portion of “floating” rate debt. As such, a significant upward swing in interest rates would drive interest expense higher. Furthermore, most MLPs grow by acquisitions partly financed by debt, and higher interest rates could make it more difficult to make acquisitions.

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Liquidity Risk: The Funds are subject to liquidity risk.  Liquidity risk exists when particular investments of the Funds would be difficult to purchase or sell, possibly preventing the Funds from selling such illiquid securities at an advantageous time or price, or possibly requiring the Funds to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.  Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

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Management Risk:  The net asset values of the Funds change daily based on the performance of the securities and, for the Macro Strategies Fund and Commodities Fund, derivatives in which it invests. The Adviser’s and sub-advisers’ judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Funds invest may prove to be incorrect and may not produce the desired results.  Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.  The profitability of the Macro Strategies Fund and the Commodities Fund will also depend upon the ability of the Adviser to successfully allocate the Fund’s assets.  There can be no assurance that either the securities selected by the Adviser or the sub-advisers will produce positive returns.

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Market Risk: The net asset value of the Funds will fluctuate based on changes in the value of the securities and derivatives in which the Funds invest. The Funds invest in securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

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Mutual Fund Risk (Spectrum Income Fund):  Mutual funds are subject to investment advisory fees and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in mutual funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each mutual fund is dependent on its manager to achieve its investment objective and is also subject to strategy-related risks such as credit, interest rate and leverage risks.

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Non-Diversification Risk (Dynamic Equity Fund):  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  Because a relatively high percentage of the assets of the Fund may be invested in the securities of a limited number of issuers, the value of shares of the Fund may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company. This fluctuation, if significant, may affect the performance of the Fund.

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Portfolio Turnover Risk: Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

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Preferred Stock Risk (Dynamic Equity Fund):  The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices.

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Real Estate Industry Risk (Spectrum Income Fund): The Fund's portfolio will be significantly impacted by the performance of the real estate market generally, and the Fund may be exposed to greater risk and experience higher volatility than would a more economically diversified portfolio. Property values may fall due to increasing vacancies or declining rents resulting from economic, legal, cultural, or technological developments. Real estate company prices also may drop because of the failure of borrowers to pay their loans and poor management, and residential developers, in particular, could be negatively impacted by falling home prices, slower mortgage origination, and rising construction costs.  Real estate loans are subject to prepayment risk because the debtor may pay its obligation early, reducing the amount of interest payments.

o
Mezzanine Loan Risk (Spectrum Income Fund): The terms of mezzanine loans may restrict transfer of the interests securing such loans, including an involuntary transfer upon foreclosure, or may require the consent of the senior lender or other members or partners of or equity holders in the related real estate company, or may otherwise prohibit a change of control of the related real estate company. These and other limitations on realization on the collateral securing a mezzanine loan or the practical limitations on the availability and effectiveness of such a remedy may affect the likelihood of repayment in the event of a default.

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REIT Risk (Dynamic Equity Fund and Spectrum Income Fund):  In addition to the general risks associated with investments in the real estate industry, investing in REITs will subject the Fund to various risks. REITs can be classified as equity REITs, mortgage REITs, and hybrid REITs. Equity REITs invest primarily in real property and earn rental income from leasing those properties. They may also realize gains or losses from the sale of properties. Equity REITs will be affected by conditions in the real estate rental market and by changes in the value of the properties they own. Mortgage REITs invest primarily in mortgages and similar real estate interests and receive interest payments from the owners of the mortgaged properties. Mortgage REITs will be affected by changes in creditworthiness of borrowers and changes in interest rates. Hybrid REITs invest both in real property and in mortgages. REITs are dependent upon management skills, may not be diversified, and are subject to the risks of financing projects. Changes in interest rates may make REIT shares less attractive than other income-producing investments. REITs are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. To the extent the Fund invests in REITs, the Fund’s distributions may be taxable as ordinary income to investors because most REIT distributions come from mortgage interest and rents. For this reason, the Fund’s distributions may be taxed at a higher ordinary income rate, rather than qualifying for lower rates on qualified dividends.

Purchasing affiliated REITs may present certain actual or potential conflicts of interest. For example, the Fund may come into possession of non-public information regarding affiliated REITs and may use that information in connection with transactions made on behalf of the Fund. However, the Fund is prohibited by legal and regulatory constraints, and internal policies and procedures, from using insider information in its trading. The Fund may also be able to pump up the short-term financial performance of poorly-performing affiliated REITs by purchasing the REITs.

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Restricted Securities Risk (Macro Strategies Fund and Commodities Fund): Rule 144A securities, which are restricted securities, may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Funds may not be able to sell a security when the portfolio managers consider it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.  Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.

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Royalty Trust Risk (Spectrum Income Fund): Royalty trusts are subject to cash-flow fluctuations and revenue decreases due to a sustained decline in demand for crude oil, natural gas and refined petroleum products, risks related to economic conditions, higher taxes or other regulatory actions that increase costs for royalty trusts. Also, royalty trusts do not guarantee minimum distributions or even return of capital.  If the assets underlying a royalty trust do not perform as expected, the royalty trust may reduce or even eliminate distributions. The declaration of such distributions generally depends upon various factors, including the operating performance and financial condition of the royalty trust and general economic conditions.

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Short Position Risk (Macro Strategies Fund, Commodities Fund and Dynamic Equity Fund):  The Funds’ long positions could decline in value at the same time that the value of the short positions increases, thereby increasing the Funds’ overall potential for loss. The Funds’ short positions may result in a loss if the price of the short position instruments rise and it costs more to replace the short positions. In contrast to the Funds’ long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Funds’ short positions is unlimited; however, the Funds will be in compliance with Section 18(f) of the 1940 Act to ensure that a Fund shareholder will not lose more than the amount he/she invested in that Fund.  Market factors may prevent the Funds from closing out a short position at the most desirable time or at a favorable price.

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Small and Medium Capitalization Company Risk (Dynamic Equity Fund and Spectrum Income Fund):  The value of small or medium capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market in general.  These companies may have narrower markets, limited product lines, fewer financial resources, and they may be dependent on a limited management group.  Investing in lesser-known, small and medium capitalization companies involves greater risk of volatility of the Funds’ net asset value than is customarily associated with larger, more established companies.

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Swap Risk (Commodities Fund):  Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Funds and the risk that the Funds will not be able to meet their obligations to pay the counterparty to the swap.  Swap agreements may also involve fees, commissions or other costs that may reduce the Funds’ gains from a swap agreement or may cause the Funds to lose money.

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Underlying Funds Risk:  Your cost of investing in the Funds will be higher than the cost of investing directly in Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds. You will indirectly bear fees and expenses charged by the Underlying Funds in addition to the Fund's direct fees and expenses. Each Underlying Fund is subject to specific risks, depending on the nature of the fund. These risks could include liquidity risk, sector risk, as well as risks associated with fixed income securities. The strategy of investing in Underlying Funds could affect the timing, amount and character of distributions to you, and therefore, may increase the amount of taxes you pay. The Underlying Funds in which the Funds invest may not be able to replicate exactly the performance of the indices they track, due to transactions costs and other expenses of the Underlying Funds. The shares of closed-end funds frequently trade at a discount to their net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease, and it is possible that the discount may increase.

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(Commodities Fund only) In addition to management fees and other expenses, certain Underlying Fund assets may be subject to additional performance-based fees based on a percentage of Underlying Fund profits. Each Underlying Fund may pay performance based fees to each manager without regard to the performance of other managers and the Underlying Fund’s overall profitability.

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Wholly-Owned Subsidiary Risk (Macro Strategies Fund and Commodities Fund): The Subsidiary is not registered under the 1940 Act and, unless otherwise noted in this Prospectus, is not subject to all of the investor protections of the 1940 Act.  The Funds, by investing in the Subsidiary, will not have all of the protections offered to investors in registered investment companies.  However, the Funds wholly own and control the Subsidiary.  The investments of the Funds and Subsidiary are both managed by the Adviser, making it unlikely that the Subsidiary will take action contrary to the interests of the Funds or their shareholders.  The Funds’ Board has oversight responsibility for the investment activities of the Funds, including its investment in the Subsidiary, and the Funds’ role as the sole shareholder of the Subsidiary.  Also, the Adviser, in managing the Subsidiary’s portfolios, will be subject to the same investment restrictions and operational guidelines that apply to the management of the Funds when viewed on a consolidated basis.  By investing in commodities indirectly through the Subsidiary, the Funds will obtain exposure to the commodities markets within the federal tax requirements that apply to the Funds. There is a risk that the IRS will deem the income of such commodities investments not to be “qualifying income” despite the Subsidiary’s distribution of such income through dividends to the Funds resulting in significant tax penalties to the Funds, and indirectly to investors.  The Subsidiary is classified as a controlled foreign corporation for US tax purposes. Typically any gains/losses from trading in 1256 futures contracts, such as exchange-traded commodity futures contracts, are taxed 60% as long term capital gains/losses and 40% short term capital gains/losses. However, because the Subsidiary is controlled foreign corporations, any income received from its investments will be passed through to the Funds as ordinary income and reflected on shareholders' tax Forms 1099 as such.  Additionally, losses at the subsidiary level are not available to be carried forward nor offset by gains at the fund level.  Changes in the laws of the United States and/or the Cayman Islands, under which the Funds and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Non-Principal Investment Strategies and Related Risks

To reduce overall portfolio market risk or security specific risk, the Adviser may employ hedging strategies.  These strategies attempt to mitigate potential losses in value in certain Fund holdings.  The Adviser attempts to hedge risks by investing long and/or short in exchange-traded futures, ETFs and exchange-traded and over-the-counter options, selling securities short and entering into swap contracts.  The Adviser takes short positions in equity or interest rate futures contracts to protect against declines in the equity market and debt market, respectively.  The Adviser may also invest in inverse ETFs (those that are designed to have price changes that move in the opposite direction of a market index) to protect against declines in the equity market and debt market.  The Adviser may invest in protective put options that give the Fund the right to sell a security at a specific price regardless of the decline in the market price.  The Adviser may also combine long and short (written) put and call options in “spread” transactions that are designed to protect the Fund over a range of price changes.  Short selling is also used to hedge against overall market or sector price declines.  Similarly, swaps contracts (agreements to exchange payments based on price changes in an index or specific security) are used to hedge against overall market, sector or security-specific price declines.

There is no assurance that the Fund will succeed in hedging the underlying portfolio holdings because the value of the hedging vehicle may not correlate perfectly with the underlying portfolio asset.  The Adviser is not aware of any security or combination of securities that would provide a perfect hedge to the Fund's holdings.  Each of the hedging strategies has inherent leverage risk that may tend to magnify the Fund's losses.  Derivative contracts, such as futures, have leverage inherent in their terms because of low margin deposits normally required.  Consequently, a relatively small price movement in the futures contract reference index may result in an immediate and substantial loss to the Fund.  Over-the-counter instruments, such as swaps and certain purchased options, are subject to counterparty default risk and liquidity risk.  Swap agreements also involve fees, commissions or other costs that may reduce the Fund's gains from a swap agreement or may cause the Fund to lose money.  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser's ability to accurately anticipate the future value of a security or instrument.  The Fund's losses are potentially unlimited in a short position transaction.  The Adviser covers hedging positions (buys back, sells or closes out positions) when it believes market price trends are no longer unfavorable or security-specific risks are acceptable or when a different hedging vehicle is more attractive.

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Temporary Investments:  To respond to adverse market, economic, political or other conditions, each Fund may invest 100% of its respective total assets, without limitation, in high-quality short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  Investing primarily in such instruments for temporary defensive purposes would be inconsistent with the Fund’s investment objective under normal circumstances.  While a Fund is in a defensive position, the opportunity to achieve its investment objective will be limited.  Furthermore, to the extent that a Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because each Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees.  Each Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

Portfolio Holdings Disclosure:  A description of each Fund's policies regarding the release of portfolio holdings information is available in the Fund's Statement of Additional Information (“SAI”).  Shareholders may request portfolio holdings schedules at no charge by calling 1-855-523-8637.

MANAGEMENT

Investment Adviser

LoCorr Fund Management, LLC.  LoCorr Fund Management, LLC, located at 687 Excelsior Boulevard, Excelsior, MN  55331, serves as investment adviser to the Funds.  Subject to the authority of the Board, the Adviser is responsible for management of the Funds’ investment portfolio, including through the use of a sub-adviser.  The Adviser is responsible for selecting each Fund’s sub-adviser(s) and assuring that investments are made according to each Fund’s investment objective, policies and restrictions.  Additionally, the Adviser is responsible for conducting initial and ongoing independent evaluation of asset allocation, Underlying Funds and their managers, and oversight of the sub-advisers’ fixed income investments.  The Adviser was established in 2010 and has no clients other than the Funds in the Trust.

The Trust has a management agreement with the Adviser to furnish investment advisory services to the Funds.  Pursuant to the management agreement, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee as follows:

Fund	Annual Advisory Fee as a Percentage of the average Daily Net Assets of the Fund
Macro Strategies Fund	1.65%
Dynamic Equity Fund	1.50%
Spectrum Income Fund	1.30%

Pursuant to the management agreement between the Trust and the Adviser with respect to the Commodities Fund, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee in accordance with the incremental advisory fee schedule below based on the Commodities Fund’s average daily net assets.

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Net Assets per Fund for the Commodities Fund	Incremental Advisory Fee
$0 – $500 million	1.50%
$500 million – $1.0 billion	1.40%
$1.0 billion – $1.5 billion	1.30%
$1.5 billion – $2.0 billion	1.20%
$2.0 billion– $2.5 billion	1.10%
Over $2.5 billion	1.00%

The Funds’ Adviser has contractually agreed to reduce its fees and/or absorb expenses of each Fund until at least April 30, 2020, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) will not exceed 1.99% of the daily average net assets attributable to each class of the Macro Strategies Fund, 1.95% of each class of the Commodities Fund, 1.99% of each class of the Dynamic Equity Fund and 1.80% of each class of the Spectrum Income Fund; subject to possible recoupment from a Fund within three years following the date on which the fee waiver or expense reimbursement occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.

Recoupment amounts may also include offering and organizational expenses incurred prior to the commencement of operations subject to recoupment within three years of the date of such reimbursement.

For the fiscal year ended December 31, 2018, after applicable fee reductions and/or expenses absorbed, the Adviser received the following management fees as a percentage of each Fund’s average daily net assets:

Macro Strategies Fund	[ ]%(1)
Commodities Fund	[ ]%
Dynamic Equity Fund	[ ]%(2)
Spectrum Income Fund	[ ]%

(1)
As of October 18, 2018, the Adviser is entitled to an annual advisory fee of 1.65% of the average daily net assets of the Fund. Prior to October 18, 2018, the Adviser was entitled to an annual advisory fee of 1.75%.

(2)
As of October 18, 2018, the Adviser is entitled to an annual advisory fee of 1.50% of the average daily net assets of the Fund. Prior to October 18, 2018, the Adviser was entitled to an annual advisory fee of 2.45%.

Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance.  A discussion regarding the basis for the Board’s approval of the advisory agreements with respect to the Funds is in the semi-annual shareholder report dated June 30, 2018.

A discussion regarding the basis for the Board’s approval of sub-advisory agreements is available for the following sub-advisers and their respective Funds: GCM (with respect to the Macro Strategies Fund) in the semi-annual shareholder report dated June 30, 2018; Millburn (with respect to the Macro Strategies Fund) in the semi-annual shareholder report dated June 30, 2018; Revolution (with respect to the Macro Strategies Fund) in the semi-annual shareholder report dated June 30, 2018; KHCM (with respect to the Dynamic Equity Fund) in the annual shareholder report dated December 31, 2017; Nuveen (with respect to the Macro Strategies Fund and the Commodities Fund) in the semi-annual shareholder report dated June 30, 2018; TFIP (with respect to the Spectrum Income Fund) in the semi-annual shareholder report dated June 30, 2018; and Billings (with respect to the Dynamic Equity Fund) in the semi-annual shareholder report dated June 30, 2018.

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Investment Adviser Portfolio Managers:
Jon C. Essen, Chief Financial Officer.  Mr. Essen has served as Chief Financial Officer of the Adviser since it was founded in November 2010.  Mr. Essen also serves as Senior Vice President and Chief Financial Officer of Octavus Group, LLC, and as a Registered Representative of LoCorr Distributors, LLC, positions both held since April 2008.  Mr. Essen also began serving as Principal and Chief Compliance Officer of LoCorr Distributors, LLC in 2008.  Mr. Essen also served as Chief Operating Officer of the Adviser and affiliates from 2008 to 2016. Previously, Mr. Essen served as Chief Operating Officer of a commercial finance enterprise from 2002 to 2008.  Additionally, Mr. Essen was Chief Financial Officer of Jundt Associates, Inc. from 1998 to 2002 and served as Treasurer of Jundt Funds, Inc. and American Eagle Funds, Inc. from 1999 to 2002.

Sean Katof, Senior Vice President. Sean Katof, CFA, has served as Senior Vice President and Portfolio Manager for the Funds since 2016. Prior to joining LoCorr, Mr. Katof served as Director of Capital Markets at SLOCUM, an institutional consulting firm, from 2005 to 2015. Prior to joining SLOCUM, Mr. Katof served as Portfolio Manager at Devenir Investment Advisors where he managed the Industry Leaders Core Equity portfolio from 2004 to 2005. Prior to that, Mr. Katof was a Vice President and Portfolio Manager at INVESCO Funds Group where he worked from 1994 to 2003. Mr. Katof received his B.S. in Business Administration with an emphasis in Finance from the University of Colorado at Boulder and an M.S. in Finance from the University of Colorado at Denver. Mr. Katof holds the Chartered Financial Analyst (“CFA”) and Chartered Alternative Investment Analyst (“CAIA”) designations.

Sub-Advisers

Billings Capital Management LLC, located at 1001 Nineteenth Street North, Suite 1950, Arlington, VA  22209, serves as a sub-adviser to the Dynamic Equity Fund.  Subject to the authority of the Board and oversight by the Adviser, Billings is responsible for management of a portion of each Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions.  Billings is paid by the Adviser, not the Fund.  Billings has over seven years of experience managing equity assets for high net-worth individuals and institutional clients such as the Fund. As of December 31, 2018, it had approximately $[162.4 million] in assets under management.

Billings Portfolio Managers:
Eric F. Billings, Portfolio Manager.  Mr. Billings seeded the firm’s initial capital in 2008 and officially joined the firm in January of 2009 as the Senior Managing Partner and member of the investment committee.  His responsibilities include portfolio management, fundamental analysis, and risk management.  Prior to joining Billings Capital Management, Mr. Billings co-founded FBR Capital Markets Corporation (“FBRC”), a publicly traded investment bank and brokerage firm.  He served as co-Chairman and co-CEO with his two partners until their retirements in 2001 and 2005 at which point he became sole Chairman and CEO until his retirement in 2008.  Over that time they built FBRC into one of the largest initial equity underwriters in the country, competing with brand name firms like Goldman Sachs, Morgan Stanley, JP Morgan, etc.  Mr. Billings also founded Arlington Asset Management Corporation (“AI”), a publicly traded mortgage investment company, where he currently serves as Executive Chairman.  In addition, Mr. Billings also founded and sole managed FBR Weston, LP, a long/short equity hedge fund from January of 1993 – September of 2005 generating significant outperformance versus the S&P 500 Total Return Index.

Eric P. Billings, Portfolio Manager.  Mr. Billings co-founded Billings with his partners in January, 2008.  As a member of the investment committee his responsibilities have included portfolio management, fundamental analysis and operational oversight since the inception of the firm.  In addition to his role as portfolio manager, Mr. Billings is principally responsible for all equity trading activities. Prior to starting the firm in 2008, Mr. Billings worked in Institutional Brokerage at FBRC.  Mr. Billings received a BA in Economics from Vanderbilt University and his MBA from Vanderbilt’s Owen Graduate School of Management.

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Thomas P. Billings, Portfolio Manager. Mr. Billings co-founded Billings with his partners in January, 2008.  As a member of the investment committee his responsibilities have included portfolio management, fundamental analysis and operational oversight since the inception of the firm.  Prior to starting the firm in 2008, Mr. Billings worked in Institutional Brokerage at FBRC. Mr. Billings received a BS in Finance and Economics from the Carroll School of Management at Boston College.

Scott P. Billings, Portfolio Manager.  Mr. Billings co-founded Billings with his partners in January, 2008.  As a member of the investment committee his responsibilities have included portfolio management, fundamental analysis and operational oversight since the inception of the firm. In addition to his role as portfolio manager, he is also responsible for fixed income trading activities.  Prior to starting the firm in 2008, Mr. Billings worked in Institutional Brokerage at FBRC. Mr. Billings received a BS in Finance and Economics from the Carroll School of Management at Boston College.

First Quadrant LP , located at 800 East Colorado Boulevard, Suite 900, Pasadena, California 91101, serves as a sub-adviser to the Dynamic Equity Fund. Subject to the authority of the Board and oversight by the Adviser, this sub-adviser is responsible for management of a portion of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. The sub-adviser is paid by the Adviser not the Fund. First Quadrant was established in 1988 and is an innovative investment management firm specializing in alternative approaches to global investing.  As of December 31, 2018, First Quadrant had approximately $[23.9] billion in assets under management.

First Quadrant Portfolio Managers:
Jia Ye, PhD, Partner, Investments,  joined First Quadrant in 1996. She has been a partner since 2008 and is a senior member of the investment team.

Dori Levanoni, Partner, Investments,  joined First Quadrant in 1991, left the firm in 1995 to work in the anatomy and neurobiology department of Washington University in St. Louis, and returned to the firm in 1996. He has been a partner since 2006 and is a senior member of the investment team.

Ms. Ye and Mr. Levanoni of First Quadrant, have each served the Fund as a sub-adviser portfolio manager since November 2018.

Graham Capital Management, L.P., located at 40 Highland Avenue, Rowayton, CT 06853, serves as a sub-adviser to the Macro Strategies Fund.  Subject to the authority of the Board and oversight by the Adviser, GCM is responsible for management of the Fund's tactical trend futures investment portfolio according to the Fund's investment objective, policies and restrictions.  GCM is paid by the Adviser, not the Fund.  The Fund's management fee does not change based on the fee paid to GCM.  GCM has nearly 20 years of experience managing futures-based assets for institutional clients such as the Fund.  As of December 31, 2018, GCM had over $[15.1 billion] in assets under management.

GCM Portfolio Managers:
Kenneth G. Tropin, Chairman. Kenneth G. Tropin is the Chairman and the founder of GCM.  In May 1994, he founded GCM and became an Associated Person and Principal effective July 27, 1994.  Mr. Tropin developed the firm's original trading programs and is responsible for the overall management of the organization, including the investment of its proprietary trading capital.

Pablo Calderini, President and Chief Investment Officer. Pablo Calderini is the President and Chief Investment Officer of GCM and, among other things, is responsible for the management and oversight of the discretionary and systematic trading businesses at GCM. He joined GCM in August 2010 and became an Associated Person and Principal of GCM effective August 13, 2010.  Mr. Calderini received a B.A. in Economics from Universidad Nacional de Rosario in 1987 and a Masters in Economics from Universidad del Cema in 1988, each in Argentina.

Kettle Hill Capital Management, LLC, located at 655 Third Avenue, Suite 2520, New York, NY 10017, serves as a sub-adviser to the Dynamic Equity Fund. Subject to the authority of the Board and oversight by the Adviser, this sub-adviser is responsible for management of a portion of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. The sub-adviser is paid by the Adviser not the Fund. KHCM was founded in 2003 as an alternative investment manager. As of December 31, 2018, KHCM had approximately $[31.6 billion] in assets under management.

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KHCM Portfolio Manager:
Andrew Y. Kurita, CFA, Chief Investment Officer. Mr. Kurita is the Founder and CIO of Kettle Hill Capital Management, LLC and has served as the Portfolio Manager since its inception in 2003. Prior to this role, he was a Vice President at Andor Capital Management, LLC covering the industrial sector on the Diversified Growth Fund. From 1996 until 2001, Mr. Kurita was at Cramer Rosenthal McGlynn, LLC, where he worked on the hedge fund and small-cap value products. He is a CFA® charterholder with 19 years of small-cap and hedge fund investing experience. He graduated cum laude with honors with a BA in Economics from Williams College, 1995.

Millburn Ridgefield Corporation, located at 411 West Putnam Avenue, Suite 305, Greenwich, CT 06830, serves as a sub-adviser to the Macro Strategies Fund. Subject to the authority of the Board and oversight by the Adviser, Millburn is responsible for management of a portion of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. As of December 31, 2018, Millburn had approximately $[6.0 billion] in assets under management.

Millburn Portfolio Managers:
Harvey Beker, Co-Chairman.   Mr. Beker has been Co-Chairman of Millburn since 1984 and serves as a member of Millburn’s Investment Committee.  Until November 1, 2015, Mr. Beker also served as Co-Chief Executive Officer of Millburn and Chief Executive Officer and Chairman of its affiliate, The Millburn Corporation. He received a Bachelor of Arts degree in economics from New York University (“NYU”) in 1974 and a Master of Business Administration degree in finance from NYU in 1975.  From June 1975 to July 1977, Mr. Beker was employed by the investment bank Loeb Rhoades, Inc. where he developed and traded silver arbitrage strategies.  From July 1977 to June 1978, Mr. Beker was a futures trader at the commodities and securities brokerage firm of Clayton Brokerage Co. of St. Louis.  Mr. Beker has been employed by The Millburn Corporation since June 1978. He initially served as the Director of Operations for its affiliate, Millburn Partners, and most recently thereafter served as Co-Chief Executive Officer of The Millburn Corporation until November 1, 2015.  During his tenure at Millburn (including its affiliates, Millburn Partners and CommInVest), he has been instrumental in the development of the research, trading and operations areas.  Mr. Beker became a principal of the firm in June 1982, and a partner in the predecessor to ShareInVest in April 1982.

Mr. Beker became registered as an Associated Person and a Swap Associated Person of the Millburn Ridgefield Corporation effective November 25, 1986 and March 8, 2013, respectively. Additionally, he was listed as a Principal and registered as an Associated Person and a Swap Associated Person of The Millburn Corporation effective February 8, 1984, May 23, 1989 and March 8, 2013, respectively, until November 1, 2015. He was also listed as a Principal and registered as an Associated Person of ShareInVest effective February 20, 1986 until February 25, 2007. Mr. Beker has also served as Co-Chairman of each entity in Millburn International Group since inception.

George E. Crapple, Co-Chairman. Mr. Crapple has been Co-Chairman of Millburn since 1984 and serves as a member of Millburn’s Investment Committee.  Until November 1, 2015, Mr. Crapple also served as Co-Chief Executive Officer of Millburn and served as Co-Chairman and Co-Chief Executive Officer at The Millburn Corporation through May 2011. In 1966, he graduated with honors from the University of Wisconsin where his field of concentration was economics and he was elected to Phi Beta Kappa.  In 1969, he graduated from Harvard Law School, magna cum laude, where he was an editor of the Harvard Law Review.  He was a lawyer with the law firm of Sidley & Austin LLP, Chicago, Illinois, from June 1969 until April 1983, as a partner since July 1975, specializing in commodities, securities, corporate and tax law.  He was first associated with Millburn in June 1976 and joined Millburn and The Millburn Corporation (including its affiliates, Millburn Partners and CommInVest) on April 1983 on a full-time basis.  Mr. Crapple ceased his employment with The Millburn Corporation effective May 2011 and his position as Co-Chief Executive Officer of Millburn as of November 1, 2015.  He became a partner in ShareInVest in April 1984. Mr. Crapple is a past Director, Member of the Executive Committee, Chairman of the Appeals Committee and a former Chairman of the Eastern Regional Business Conduct Committee of the National Futures Association, past Chairman of the hedge fund industry group (the Managed Funds Association), a former member of the Global Markets Advisory Committee of the Commodity Futures Trading Commission and a former member of the board of directors of the Futures Industry Association. Mr. Crapple has also served as the Co-Chairman of each entity in Millburn International Group since inception.
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Mr. Crapple became listed as a Principal and registered as an Associated Person and Swap Associated Person of the Millburn Ridgefield Corporation effective September 13, 1984, April 2, 1988 and December 26, 2012, respectively. Additionally, he was listed as a Principal and registered as an Associated Person of The Millburn Corporation effective April 9, 1981 and May 23, 1989, respectively, until May 31, 2011. He was also listed as a Principal and registered as an Associated Person of ShareInVest effective February 20, 1986 until February 25, 2007.

Barry Goodman, Co-Chief Executive Officer and Executive Director of Trading. Mr. Goodman became Co-Chief Executive Officer of Millburn on November 1, 2015, serves as a member of Millburn’s Investment Committee, and has served as Executive Director of Trading for Millburn and The Millburn Corporation since 1998. Prior to November 1, 2015, he also served as Executive Vice President of Millburn and The Millburn Corporation.  Mr. Goodman also plays an integral role in business and product development, and in the strategic direction of the firm as a whole.  Mr. Goodman joined Millburn and The Millburn Corporation (including its affiliate, Millburn Partners) in November 1982 as Assistant Director of Trading and most recently thereafter served as Executive Vice President of Millburn and The Millburn Corporation until November 1, 2015.  His responsibilities include overseeing the firm’s trading operations and managing its trading relationships, as well as the design and implementation of trading systems. From September 1980 through October 1982, he was a commodity trader at the brokerage firm of E.F. Hutton & Co., Inc. (“E.F. Hutton”).  At E.F. Hutton, he also designed and maintained various technical indicators and coordinated research projects pertaining to the futures markets.  Mr. Goodman graduated magna cum laude from Harpur College of the State University of New York in 1979 with a B.A. in economics. Mr. Goodman has also served as President and a Director of each entity in Millburn International Group since inception.

Mr. Goodman became listed as a Principal and registered as an Associated Person and a Swap Associated Person of the Millburn Ridgefield Corporation effective December 19, 1991, May 23, 1989 and January 14, 2013, respectively. He also became listed as a Principal and registered as an Associated Person and a Swap Associated Person of The Millburn Corporation effective June 20, 1995, April 5, 1989 and March 8, 2013, respectively. He became a partner in ShareInVest in January 1994. Mr. Goodman was a listed Principal of ShareInVest, effective May 19, 1999 until February 25, 2007.

Grant N. Smith, Co-Chief Executive Officer and Director of Research. Mr. Smith became Co-Chief Executive Officer of Millburn on November 1, 2015, serves as a member of Millburn’s Investment Committee, and has served as Director of Research of Millburn and The Millburn Corporation since 1998.  Prior to November 1, 2015, he also served as Executive Vice President of Millburn and The Millburn Corporation. He is responsible for the design, testing and implementation of quantitative trading strategies, as well as for planning and overseeing the computerized decision-support systems of the firm.  He received a B.S. degree from the Massachusetts Institute of Technology (“MIT”) in 1974 and an M.S. degree from MIT in 1975.  While at MIT, he held several teaching and research positions in the computer science field and participated in various projects relating to database management.  He joined the predecessor entity to The Millburn Corporation in June 1975, and has been continuously associated with Millburn, The Millburn Corporation and their affiliates since that time. Mr. Smith served as the Executive Vice President of the Millburn Ridgefield Corporation and The Millburn Corporation until November 1, 2015 and as the Director of Research of both entities until May 31, 2016. He has also served as a Director of each entity in Millburn International Group since inception, where he, along with the other Directors of each of those entities, is responsible for its overall management.

Nuveen Asset Management, LLC, located at 333 West Wacker Drive, Chicago, IL 60606, serves as sub-adviser to the Macro Strategies Fund and the Commodities Fund.  Subject to the authority of the Board of Trustees and oversight by the Adviser, Nuveen is responsible for management of each Fund’s fixed income investment portfolio according to the Fund’s investment objective, policies and restrictions.  Nuveen is paid by the Adviser, not the Fund.  Nuveen has decades of experience managing fixed income assets for individual investors and institutional clients such as the Fund.  As of December 31, 2018, Nuveen had approximately $[176 billion] in assets under management.

Table of Contents - LoCorr Combined Prospectus

Nuveen Portfolio Managers:
Tony Rodriguez, Portfolio Manager.  Mr. Rodriguez joined Nuveen in 2002 and serves as co-head of fixed income. Mr. Rodriguez served as a head of global corporate bonds for Credit Suisse Asset Management and managing director and head of corporate bonds for Prudential Global Asset Management. He received a B.A. in economics from Lafayette College and an M.B.A. in finance from New York University.

Peter Agrimson, CFA, Portfolio Manager. Mr. Agrimson joined Nuveen in 2008 and is the lead manager of the Short Duration Multi Sector strategy and is a member of the Securitized Debt Sector Team. He received a B.S. in finance from Northern Illinois University.

Revolution Capital Management, LLC, located at 1400 16th Street, Suite 510, Denver, CO 80202 serves as a sub-adviser to the Macro Strategies Fund. Subject to the authority of the Board and oversight by the Adviser, Revolution is responsible for management of a portion of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. As of December 31, 2018, Revolution had approximately $[699 million] in assets under management.

Revolution Portfolio Managers:
Michael Mundt, Principal and Chief Compliance Officer.  Michael’s tasks at Revolution primarily consist of model development, business/marketing, and coordinating Revolution’s overall business and trading strategy.  Michael’s background is in engineering and applied science.  He received his B.S. in Aerospace Engineering from the University of Colorado in 1989.  He was awarded a Ph.D. in Aerospace Engineering in 1993, also from the University of Colorado; his thesis involved the exploration of chaos and turbulence in simple weather/climate models.  After the completion of his academic studies, Michael transitioned into the technology industry.  He was employed by Seagate Technology (a hard-disk drive company) as an engineer specializing in computational fluid mechanics between March 1998 and July 2007.  He currently holds nineteen U.S. patents in the area of disk-drive head/disk mechanics.  Michael has been registered with the National Futures Association as an Associated Person since 2004 and has been a listed Principal of Revolution since December 2004.

Theodore Robert Olson, Principal.  Rob oversees the architecture and development of the hardware and software computing infrastructure at Revolution.  Rob received his B.S. in Aerospace Engineering at the University of Arizona in 1989.  He received his M.S. and Ph.D. in Aerospace Engineering at the University of Colorado in 1992 and 1996, respectively. Rob was employed at Raytheon Technology, an aerospace defense contractor, from June 1996 through June 2006.  His primary job duties included code/software development, data analysis, and the development of statistical algorithms to process high-frequency, real- time data.  Rob is familiar with a wide range of computing languages (e.g. Fortran, C, C++, Java), operating systems (e.g. Windows, Linux, Unix, Mac OS X), and application software (e.g. Perl, Matlab, Tcl/Tk).  Rob has been registered with the National Futures Association as an Associated Person since 2008 and has been a listed Principal of Revolution since September 2005.

Trust & Fiduciary Income Partners LLC, 50 Federal Street, 6th Floor, Boston, MA 02110, (“TFIP”) serves as a sub-adviser to the Spectrum Income Fund. Subject to the authority of the Board and oversight by the Adviser, TFIP is responsible for management of the Income Strategy portion of the Fund's portfolio according to the Fund's investment objective, policies and restrictions.  TFIP was established for the purpose of advising individuals and institutional investors such as the Fund.  As of December 31, 2018, TFIP had approximately $[92 million] in assets under management.

TFIP Portfolio Managers:
Steven C. Carhart, CFA, Co-Portfolio Manager.  Mr. Carhart has been with the sub-adviser since its founding in 2016.  He has been an investment manager since 1987.  His previous experience includes President and Chief Investment Officer of Trust & Fiduciary Management Services, Inc. from 1999 to 2016, management of institutional portfolios at the Northern Trust Company from 1987 to 1991; portfolio manager of the Baker Fentress closed-end fund from 1991 through 1996; and management of the Pioneer Mid Cap fund from 1996 to 1999.  Mr. Carhart holds an SB in Electrical Engineering from the Massachusetts Institute of Technology and an SM from the Sloan School of Management at MIT.  He is also a CFA® Charterholder.

Table of Contents - LoCorr Combined Prospectus

Art DeGaetano, Co-Portfolio Manager. Mr. DeGaetano has been with the sub-adviser since its founding in 2016. Prior to TFIP, Mr. DeGaetano was Principal of Bramshill Investments from 2012 to 2016. Prior to Bramshill Investments, Mr. DeGaetano was a Senior Portfolio Manager at GLG Partners from 2007 to 2012. Prior to GLG Partners, he traded at RBS Greenwich Capital where he was a Managing Director and Head of Credit Trading for two years. Prior to RBS, he traded for 12 years for Bear Stearns and was a Senior Managing Director and Head Trader on the high yield desk. Mr. DeGaetano has a B.A. from Colgate University. Mr. DeGaetano has been the primary portfolio manager for the Bramshill Income Performance strategy since its inception.

The SAI provides additional information about each portfolio manager's compensation, other accounts managed by the portfolio managers and each portfolio manager's ownership of Fund shares.

Prior Performance of Billings Capital Management LLC

Billings manages a private investment fund, the BCM Weston, L.P. (“BCM Weston”), with substantially similar objectives and strategies as it will use to manage the portion of the Dynamic Equity Fund's assets allocated to it. You should not consider the past performance of BCM Weston as indicative of the future performance of the Dynamic Equity Fund.

The following tables set forth performance data relating to the historical performance of BCM Weston, which represents all of the accounts and funds managed by Billings for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those employed by the sub-adviser in the management of its allocated portion of the Dynamic Equity Fund. The data, which has been provided by the sub-adviser, is provided to illustrate the past performance of the sub-adviser in managing a fund with substantially similar investment strategies, as measured against the Morningstar Global Long/Short Equity Index and the S&P 500® Total Return Index and does not represent the performance of the Dynamic Equity Fund.

BCM Weston is not subject to the same types of expenses to which the Dynamic Equity Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act, or Subchapter M of the Code. Consequently, the performance results for BCM Weston could have been adversely affected if BCM Weston had been regulated as an investment company under the federal securities laws. The method used to calculate BCM Weston’s performance was the Modified Dietz (MD) method. For periods where no large cash flows occur, the MD method involves calculating performance through a measure of the historical performance of an investment portfolio in the presence of external cash flows, which divides the gain or loss in value, net of external cash flows, by the average capital over the period of measurement.  For periods when a large cash flow occurs, a valuation point is created at the mid-month point and a MD method is used for the two sub periods. These are true Time Weighted Returns.  This method differs from the Securities and Exchange Commission's standardized method of calculating performance, and may produce different results.

The fees and expenses associated with an investment in BCM Weston are different from the fees and expenses (after taking into account the expense limitation agreement) associated with an investment in the Dynamic Equity Fund, so that if the results of BCM Weston were adjusted for expenses of the Dynamic Fund, returns would have been higher.

The performance presented below for the similarly managed fund is shown on a net basis. The net performance results are net of standard management and performance fees for BCM Weston. Results include the reinvestment of dividends and capital gains.  Returns from cash and cash equivalents in BCM Weston are included in the performance calculations, and the cash and cash equivalents are included in the total assets on which the performance is calculated.  BCM Weston was valued on a monthly basis, which differs from the SEC return calculation method that employs daily valuation.

Table of Contents - LoCorr Combined Prospectus

The chart below shows the net annual returns for BCM Weston for the calendar years shown.  BCM Weston receives a 1.5% management fee and 20% incentive compensation.

Name	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018
BCM Weston(1)	19.10%	20.64%	-8.95%	15.20%	50.35%	3.42%	4.37%	33.69%	5.81%	[ ]%

(1) Performance results reflect audited returns for the fund from inception beginning in February 2008, and ended December 31, 2018.  The Fund charged no management fee or performance fees in 2008.  Post 2008 until December 31, 2013, BCM Weston’s returns are net of the 1.5% management fee and 20% incentive compensation.  In December 2014, BCM Weston implemented a 6% cumulative hard hurdle rate for the incentive compensation that was applied retroactively for the full year 2014.

The chart below shows the annualized historical performance of BCM Weston, net of fees.

For the Periods Ended 12/31/18	BCM Weston	Morningstar Global Long/Short Equity Index(1)	S&P 500 Total Return Index(2)
1 Year	[ ]%	[ ]%	[ ]%
5 Years	[ ]%	[ ]%	[ ]%
10 Years	[ ]%	[ ]%	[ ]%
Since Inception (3)	[ ]%	[ ]%	[ ]%

(1)	The Morningstar Global Long/Short Equity Index consists of funds with exposure to long and short positions in global equities or derivatives and is equally weighted.
(2)
The S&P 500 Total Return Index consists of 500 stocks chosen for their market size, liquidity and industry group representation.  It is a market value-weighted index and one of the most widely-used benchmarks for U.S. stock performance.  Investors cannot invest directly in an index, and index figures do not reflect any deduction for fees, expenses or taxes.

(3)	The inception date for BCM Weston was February 14, 2008.

The chart below shows the gross annual returns for BCM Weston for the calendar years shown.

Name	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018
BCM Weston(1)	25.71%	27.67%	-7.56%	18.28%	65.30%	4.98%	5.94%	41.57%	7.41%	[ ]%

(1)	Performance results reflect audited returns for the fund from inception beginning in February 2008, and ended December 31, 2017.

The chart below shows the annualized historical performance of BCM Weston, gross of fees.

For the Periods Ended 12/31/18	BCM Weston	Morningstar Global Long/Short Equity Index(1)	S&P 500 Total Return Index(2)
1 Year	[ ]%	[ ]%	[ ]%
5 Years	[ ]%	[ ]%	[ ]%
10 Years	[ ]%	[ ]%	[ ]%
Since Inception (3)	[ ]%	[ ]%	[ ]%

(1)	The Morningstar Global Long/Short Equity Index consists of funds with exposure to long and short positions in global equities or derivatives and is equally weighted.
(2)
The S&P 500 Total Return Index consists of 500 stocks chosen for their market size, liquidity and industry group representation.  It is a market value-weighted index and one of the most widely-used benchmarks for U.S. stock performance.  Investors cannot invest directly in an index, and index figures do not reflect any deduction for fees, expenses or taxes.

(3)	The inception date for BCM Weston was February 14, 2008.
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Prior Performance of First Quadrant LP

First Quadrant LP began offering investment services in 1988. First Quadrant manages one other account (the “FQ SMA”) with substantially similar objectives and strategies as those it uses to manage the portion of the Dynamic Fund's assets allocated to it.  You should not consider the past performance of First Quadrant as indicative of the future performance of the Fund.

The following tables set forth performance data relating to the historical performance of the FQ SMA, which represents all accounts and funds managed by First Quadrant for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those employed by the sub-adviser in the management of its allocated portion of the Dynamic Equity Fund. The data, which has been provided by the sub-adviser, is provided to illustrate the past performance of the sub-adviser in managing accounts with substantially similar investment strategies, as measured against the Morningstar Global Long/Short Equity Index and the S&P 500 ® Total Return Index and does not represent the performance of the Dynamic Equity Fund.

The FQ SMA is not subject to the same types of expenses to which the Dynamic Equity Fund is subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act, or Subchapter M of the Code. Consequently, the performance results for the FQ SMA could have been adversely affected if it had been regulated as an investment company under the federal securities laws. The method used to calculate the FQ’s SMA performance was the [Modified Dietz (MD) method. For periods where no large cash flows occur, the MD method involves calculating performance through a measure of the historical performance of an investment portfolio in the presence of external cash flows, which divides the gain or loss in value, net of external cash flows, by the average capital over the period of measurement.  For periods when a large cash flow occurs, a valuation point is created at the mid-month point and a MD method is used for the two sub periods. These are true Time Weighted Returns].  This method differs from the Securities and Exchange Commission's standardized method of calculating performance, and may produce different results.

The fees and expenses associated with an investment in the FQ SMA are different from the fees and expenses (after taking into account the expense limitation agreement) associated with an investment in the Dynamic Equity Fund, so that if the results of the FQ SMA were adjusted for expenses of the Dynamic Fund, returns would have been higher.

The performance presented below for the FQ SMA is shown on a net basis. The net performance results are net of standard management and performance fees for the FQ SMA. Results include the reinvestment of dividends and capital gains.  Returns from cash and cash equivalents in the FQ SMA are included in the performance calculations, and the cash and cash equivalents are included in the total assets on which the performance is calculated.  The FQ SMA was valued [on a monthly basis], which differs from the SEC return calculation method that employs daily valuation.

The chart below shows the net annual returns for the FQ SMA for the calendar years shown.

Year	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018
Return	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%	[ ]%

The chart below shows the annualized historical performance of the FQ SMA, net of any fees.

For the Periods Ended 12/31/17	FQ SMA	Morningstar Global Long/Short Equity Index (1)	S&P 500 Total Return Index (2)
1 Year	[ ]%	[ ]%	[ ]%
5 Years	[ ]%	[ ]%	[ ]%
10 Years	[ ]%	[ ]%	[ ]%
Since Inception (3)	[ ]%	[ ]%	[ ]%

Table of Contents - LoCorr Combined Prospectus

(1)	The Morningstar Global Long/Short Equity Index consists of funds with exposure to long and short positions in global equities or derivatives and is equally weighted.
(2)
The S&P 500 Total Return Index consists of 500 stocks chosen for their market size, liquidity and industry group representation.  It is a market value-weighted index and one of the most widely-used benchmarks for U.S. stock performance.  Investors cannot invest directly in an index, and index figures do not reflect any deduction for fees, expenses or taxes.

(3)	The inception date for the FQ SMA was [date].

Prior Performance of GCM

GCM manages the Graham Tactical Trend Strategy (“Tactical Trend”), an investment strategy with substantially similar objectives and strategies to those it uses to manage the portion of the Fund's assets allocated to it.

The following tables set forth performance data relating to the historical performance of Tactical Trend, which represents the performance of various accounts managed by GCM with investment objectives, policies, strategies and risks substantially similar to those employed by the sub-adviser in the management of its allocated portion of the Fund. These accounts include a proprietary account of GCM, which is the longest running account included in the performance data shown below, and other client accounts.  The data, which has been provided by the sub-adviser, is provided to illustrate the past performance of the sub-adviser in managing an investment strategy with substantially similar investment strategies measured against the Barclay CTA Index and does not represent the performance of the Fund. The performance data of Tactical Trend is presented on a pro-forma basis to reflect the fees and expenses applicable to Class I Shares of the Fund, subject to the Fee Waiver and/or Reimbursement but exclusive of the Acquired Fund Fees and Expenses, rather than those applicable to the strategy. Tactical Trend is not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act, or Subchapter M of the Internal Revenue Code. In particular, in order to comply with asset segregation rules under the 1940 Act, the Fund will be subject to limitations on the amount of exposure it may maintain in respect of certain futures, primarily commodity based and fixed income futures, which limitation does not apply to the trading of Tactical Trend in the chart.  Consequently, the performance results for Tactical Trend could have been adversely affected if the strategy had been operated as a registered investment company. Tactical Trend was valued on a monthly basis, which differs from the Securities and Exchange Commission's standardized method of calculating performance that employs daily valuation and may produce different results. You should not consider the past performance of Tactical Trend as indicative of future performance of the Fund.

The fees and expenses associated with an investment in Tactical Trend are different from the fees and expenses associated with an investment in the Fund; accordingly , the performance of Tactical Trend shown here has been adjusted to reflect the estimated fees and expenses of Class I shares of the Fund, as detailed in the preceding paragraph.  If returns had been calculated based on the estimated fees and expenses of Class A or Class C shares of the Fund, returns would have been lower.

The performance presented below for the similarly managed accounts is shown on a net basis. Results include the reinvestment of dividends and capital gains.  For those Tactical Trend accounts that are traded on a notionally-funded basis, unlike the Fund which is fully funded, the performance for such accounts is adjusted to include interest income earned on cash and cash equivalents calculated for each month in the reporting period by multiplying the then applicable Treasury Bill rate by a factor of 0.90, which represents the average rate of free cash for the portfolio.

The chart below shows the net annual returns for the Tactical Trend accounts for the calendar years shown, adjusted to reflect the fees, expenses and interest income as described above.  Rates of return are asset-weighted and are calculated as the change in total capital, as adjusted for subscriptions and redemptions during the period.

Table of Contents - LoCorr Combined Prospectus

Name	2009	2010	2011	2012	2013(1)	2014	2015	2016	2017	2018
Tactical Trend	4.50%	3.32%	-1.30%	3.23%	7.51%	21.80%	4.74%	-11.57%	3.67%	[ ]%
Barclay CTA Index(2)	-0.10%	7.05%	-3.09%	-1.70%	-1.42%	7.63%	-1.50%	-1.15%	0.80%	[ ]%
(1) The first client account commenced trading on 11/1/2013.
(2) The Barclay CTA Index is a leading industry benchmark of representative performance of investment vehicles of commodity trading advisors. There are [535] programs included in the calculation of the Barclay CTA Index for the year 2018, which is unweighted and rebalanced at the beginning of each year.

The chart below shows the average annual historical performance of Tactical Trend.

For the Periods Ended 12/31/18	Graham Tactical Trend Strategy	Barclay CTA Index
1 Year	[ ]%	[ ]%
5 Years	[ ]%	[ ]%
10 Years	[ ]%	[ ]%
Since Inception*	[ ]%	[ ]%

* The inception date for Tactical Trend was 10/1/2006 for the proprietary account and the first client account commenced trading on 11/1/2013.

Prior Performance of Kettle Hill Capital Management, LLC

KHCM manages a private investment fund, the Kettle Hill Partners, LP (“LP”), with substantially similar objectives and strategies as it will use to manage the portion of the Fund's assets allocated to it. You should not consider the past performance of the LP as indicative of the future performance of the Fund.

The following tables set forth performance data relating to the historical performance of the LP, which represents all of the accounts and funds managed by KHCM for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those employed by the sub-adviser in the management of its allocated portion of the Fund. The data, which has been provided by the sub-adviser, is provided to illustrate the past performance of the sub-adviser in managing a fund with substantially similar investment strategies, as measured against the Morningstar Global Long/Short Equity Index and the S&P 500® Total Return Index and does not represent the performance of the Fund.

The LP is not subject to the same types of expenses to which the Fund is subject, nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act, or Subchapter M of the Internal Revenue Code. Consequently, the performance results for the LP could have been adversely affected if the LP had been regulated as an investment company under the federal securities laws. The method used to calculate the LP’s performance differs from the Securities and Exchange Commission’s standardized method of calculating performance because the LP has not been priced daily and may produce different results.

The fees and expenses associated with an investment in the LP are different from the fees and expenses (after taking into account the expense limitation agreement) associated with an investment in the Dynamic Equity Fund, so that if the results of the LP were adjusted for expenses of the Dynamic Equity Fund, net returns would have been higher.

The performance presented below for the LP is shown on a net basis. The net performance results are net of standard management and performance fees for the LP. Results include the reinvestment of dividends and capital gains. Returns from cash and cash equivalents in the LP are included in the performance calculations, and the cash and cash equivalents are included in the total assets on which the performance is calculated. The LP was valued on a monthly basis, which differs from the SEC return calculation method that employs daily valuation.

Table of Contents - LoCorr Combined Prospectus

The chart below shows the net annual returns for the LP for the prior ten calendar years. The LP receives a 1.5% management fee and 20% incentive compensation.

Name	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018
Kettle Hill Partners, L.P.	39.76%	13.32%	1.93%	7.95%	7.81%	6.40%	8.04%	9.74%	2.91%	[ ]%

The chart below shows the annualized historical performance of the LP, net of fees.

For the Periods Ended 12/31/18	Kettle Hill Partners, LP	Morningstar Global Long/Short Equity Index (1)	S&P 500 Total Return Index (2)
1 Year	[ ]%	[ ]%	[ ]%
5 Years	[ ]%	[ ]%	[ ]%
10 Years	[ ]%	[ ]%	[ ]%
Since Inception (3)	[ ]%	[ ]%	[ ]%

(1)	The Morningstar Global Long/Short Equity Index consists of funds with exposure to long and short positions in global equities or derivatives and is equally weighted.
(2)
The S&P 500 Total Return Index consists of 500 stocks chosen for their market size, liquidity and industry group representation.  It is a market value-weighted index and one of the most widely-used benchmarks for U.S. stock performance.  Investors cannot invest directly in an index, and index figures do not reflect any deduction for fees, expenses or taxes.

(3)	The inception date for Kettle Hill Partners, LP was June 1, 2003.

The chart below shows the gross annual returns for the LP for the prior ten calendar years.

Name	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018
Kettle Hill Partners, LP	48.25%	18.89%	4.41%	11.67%	12.14%	10.48%	12.28%	14.83%	5.96%	[ ]%

The chart below shows the annualized historical performance of the LP, gross of fees.

For the Periods Ended 12/31/17	Kettle Hill Partners, LP	Morningstar Global Long/Short Equity Index (1)	S&P 500 Total Return Index (2
1 Year	[ ]%	[ ]%	[ ]%
5 Years	[ ]%	[ ]%	[ ]%
10 Years	[ ]%	[ ]%	[ ]%
Since Inception (3)	[ ]%	[ ]%	[ ]%

(1)	The Morningstar Global Long/Short Equity Index consists of funds with exposure to long and short positions in global equities or derivatives and is equally weighted.
(2)
The S&P 500 Total Return Index consists of 500 stocks chosen for their market size, liquidity and industry group representation.  It is a market value-weighted index and one of the most widely-used benchmarks for U.S. stock performance.  Investors cannot invest directly in an index, and index figures do not reflect any deduction for fees, expenses or taxes.

(3)	The inception date for Kettle Hill Partners, LP was June 1, 2003.

Prior Performance of Millburn

Millburn manages the Millburn Diversified Program (“MDP”), an investment strategy with substantially similar objectives and strategies to those it uses to manage the portion of the Fund's assets allocated to it.

Table of Contents - LoCorr Combined Prospectus

The following tables set forth performance data relating to the historical performance of MDP, which represents the performance of various accounts managed by Millburn with investment objectives, policies, strategies and risks substantially similar to those employed by the sub-adviser in the management of its allocated portion of the Fund. The data, which has been provided by the sub-adviser, is provided to illustrate the past performance of the sub-adviser in managing an investment strategy with substantially similar investment strategies measured against the Barclay CTA Index and does not represent the performance of the Fund. The performance data of MDP is presented on a proforma basis to reflect the fees and expenses applicable to a Millburn offering which provides for an annual management fee of 2.0% plus a performance-based fee or allocation of 20%.  MDP is not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act, or Subchapter M of the Code.  Consequently, the performance results for MDP could have been adversely affected if the strategy had been operated as a registered investment company. MDP was valued on a monthly basis, which differs from the Securities and Exchange Commission's standardized method of calculating performance that employs daily valuation and may produce different results. You should not consider the past performance of MDP as indicative of future performance of the Fund.

The fees and expenses associated with an investment in MDP are different from the fees and expenses associated with an investment in the Fund; the performance of MDP shown here has been adjusted as described in the preceding paragraph.

The chart below shows the net annual returns for the MDP accounts for the past 10 calendar years, adjusted to reflect the fees, expenses and interest income as described above.

Name	2009	2010	2011	2012	2013(1)	2014	2015	2016	2017	2018
MDP	-10.63%	9.59%	-9.23%	-8.23%	-7.17%	15.44%	4.72%	10.88%	5.17%	[ ]%
Barclay CTA Index(2)	-0.10%	7.05%	-3.09%	-1.70%	-1.42%	7.63%	-1.50%	-1.15%	0.80%	[ ]%

(1) The first client account commenced trading on 11/1/2013.
(2) The Barclay CTA Index is a leading industry benchmark of representative performance of investment vehicles of commodity trading advisors. There are [522] programs included in the calculation of the Barclay CTA Index for the year 2018, which is unweighted and rebalanced at the beginning of each year.

The chart below shows the average annual historical performance of MDP.

For the Periods Ended 12/31/18	MDP	Barclay CTA Index
1 Year	[ ]%	[ ]%
5 Years	[ ]%	[ ]%
10 Years	[ ]%	[ ]%
Since Inception*	[ ]%	[ ]%

* The inception date for MDP was 2/1/1977 and 1/1/1980 for Barclay CTA Index

Prior Performance of Revolution

Revolution manages their Alpha program (“Alpha”), an investment strategy with substantially similar objectives and strategies to those it uses to manage the portion of the Fund's assets allocated to it.

The following tables set forth performance data relating to the historical performance of Alpha, which represents the performance of a limited partnership managed by Revolution with investment objectives, policies, strategies and risks substantially similar to those employed by the sub-adviser in the management of its allocated portion of the Fund. The data, which has been provided by the sub-adviser, is provided to illustrate the past performance of the sub-adviser in managing an investment strategy with substantially similar investment strategies measured against the Barclay CTA Index and does not represent the performance of the Fund. The performance data of Alpha is presented on a basis to reflect the fees and expenses applicable for the fees charged by the limited partnership which were 0% annual management fee plus 25% incentive fee (during the period from inception to December 2013) and an annual management fee of 2% plus 20% incentive fee thereafter. Alpha is not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the 1940 Act, or Subchapter M of the Code. Consequently, the performance results for Alpha could have been adversely affected if the strategy had been operated as a registered investment company. Alpha was valued on a monthly basis, which differs from the Securities and Exchange Commission's standardized method of calculating performance that employs daily valuation and may produce different results. You should not consider the past performance of Alpha as indicative of future performance of the Fund.

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The fees and expenses associated with an investment in Alpha are different from the fees and expenses associated with an investment in the Fund; accordingly, the performance of Alpha shown here has been adjusted as detailed in the preceding paragraph.

The chart below shows the net annual returns for the Alpha accounts for the calendar years shown, adjusted to reflect the fees, expenses and interest income as described above.

Name	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018
Alpha	-8.64%	22.83%	-7.10%	15.64%	10.51%	1.99%	2.06%	9.74%	-6.15%	[ ]%
Barclay CTA Index(1)	-0.10%	7.05%	-3.09%	-1.70%	-1.42%	7.63%	-1.50%	-1.15%	0.80%	[ ]%

(1) The Barclay CTA Index is a leading industry benchmark of representative performance of investment vehicles of commodity trading advisors. There are [522] programs included in the calculation of the Barclay CTA Index for the year 2018, which is unweighted and rebalanced at the beginning of each year.

The chart below shows the average annual historical performance of Alpha.

For the Periods Ended 12/31/17	Revolution Alpha	Barclay CTA Index
1 Year	[ ]%	[ ]%
5 Years	[ ]%	[ ]%
10 Years	[ ]%	[ ]%
Since Inception*	[ ]%	[ ]%

* The inception date for Alpha was 6/1/2007.

Prior Performance of Trust and Fiduciary Income Partners LLC

Trust and Fiduciary Income Partners LLC formed in 2016 from a merger of Bramshill Investments and Trust and Fiduciary Management Services, Inc. (“TFMS”). Prior to the merger, TFMS operated as a sub-adviser to the Spectrum Income Fund. TFIP has previously managed similarly managed accounts and other accounts, including a registered investment company, with substantially similar objectives and strategies as those it uses to manage the Income Strategy portion of the Spectrum Income Fund’s assets allocated to it.  The Income Strategy portion of each Fund only represents one of the strategies utilized by the Adviser in pursuing the Fund’s investment objective.  You should not consider the past performance of these accounts as indicative of the future performance of the Fund.

The following tables set forth performance data relating to the historical performance of the composite of each similarly managed account which represents all such client assets managed by TFIP for the periods indicated that have investment objectives, policies, strategies and risks substantially similar to those employed by TFIP in the management of its Income Strategy allocated portion of the respective Fund’s assets. The data, which has been provided by TFIP, is provided to illustrate the past performance of the Sub-Adviser in managing accounts with substantially similar investment strategies, as measured against the S&P 500® Index and the Barclays Aggregate Bond Index, and does not represent the performance of the Funds. TFIP’s similarly managed accounts are not subject to the same types of expenses to which the Funds are subject nor to the diversification requirements, specific tax restrictions and investment limitations imposed on the Funds by the 1940 Act, or Subchapter M of the Code. Consequently, the performance results for certain similarly managed accounts could have been adversely affected if they had been regulated as investment companies under the federal securities laws. The method used to calculate each account's performance differs from the Securities and Exchange Commission's standardized method of calculating performance, because they are not priced daily, and may produce different results.  TFIP’s similarly managed accounts were subject to expenses that are most similar to the expenses of the Funds’ Class I shares.

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The chart below shows the net annual returns of the similarly managed accounts for the prior ten calendar years shown.

Year	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018
Return	72.93%	25.28%	-0.96%	10.76%	10.18%	-4.69%	-7.73%	6.97%	3.47%	[ ]%

The chart below shows the average annual performance (net of fees) of the similarly managed accounts through 12/31/2018 (inception date of 7/1/01).

For the Periods Ended 12/31/18	TFIP	S&P 500 Total Return Index(1)	Bloomberg Barclays U.S. Aggregate Bond Index(2)
1 Year	[ ]%	[ ]%	[ ]%
5 Years	[ ]%	[ ]%	[ ]%
10 Years	[ ]%	[ ]%	[ ]%
Since inception (7/1/01)	[ ]%	[ ]%	[ ]%

(1)
The S&P 500 Total Return Index consists of 500 stocks chosen for their market size, liquidity and industry group representation.  It is a market value-weighted index and one of the most widely-used benchmarks for U.S. stock performance.  Investors cannot invest directly in an index, and index figures do not reflect any deduction for fees, expenses or taxes.

(2)
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).

The chart below shows the gross annual returns of the similarly managed accounts for the prior ten calendar years shown.

Year	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018
Return	75.01%	27.14%	0.54%	12.42%	11.83%	-3.24%	-6.33%	8.57%	4.79%	[ ]%

The chart below shows the average annual performance (gross of fees) of the similarly managed accounts through 12/31/2018 (inception date of 7/1/01):

For the Periods Ended 12/31/18	TFIP	S&P 500 Total Return Index(1)	Bloomberg Barclays U.S. Aggregate Bond Index(2)
1 Year	[ ]%	[ ]%	[ ]%
5 Years	[ ]%	[ ]%	[ ]%
10 Years	[ ]%	[ ]%	[ ]%
Since inception (7/1/01)	[ ]%	[ ]%	[ ]%

(1)
The S&P 500 Total Return Index consists of 500 stocks chosen for their market size, liquidity and industry group representation.  It is a market value-weighted index and one of the most widely-used benchmarks for U.S. stock performance.  Investors cannot invest directly in an index, and index figures do not reflect any deduction for fees, expenses or taxes.

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(2)
The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities).

Investment Subsidiaries – Macro Strategies Fund and Commodities Fund

The Macro Strategies Fund and the Commodities Fund may invest up to 25% of each Fund’s respective total assets (measured at the time of purchase) in a Subsidiary.  On behalf of the Macro Strategies Fund, the Subsidiary will invest the majority of its assets in futures contracts and other investments intended to serves as margin or collateral for futures positions.  On behalf of the Commodities Fund, each Fund’s Subsidiary will invest the majority of its assets in Underlying Funds, swap contracts, structured notes and other investments intended to serve as margin or collateral for derivative positions.  Each Subsidiary is organized under the laws of the Cayman Islands, and is overseen by its own board of directors.  Each Fund is the sole shareholder of its respective Subsidiary. It is not currently expected that shares of a Subsidiary will be sold or offered to other investors.  If, at any time, the Subsidiary proposes to offer or sell its shares to any investor other than the applicable Fund, you will receive 60 days’ prior notice of such offer or sale.

As with the Funds, the Adviser is responsible for each Subsidiary’s day-to-day business pursuant to an investment advisory agreement with each Subsidiary.  Under this agreement, the Adviser provides the Subsidiaries with the same type of management services, under the same terms, as are provided to the Funds.  Additionally, for the Macro Strategies Fund’s Subsidiary, the Adviser delegates execution of investment management to GCM, Millburn, and Revolution, pursuant to the respective sub-advisory agreements with each sub-adviser, which provide the Subsidiary with the same type of management services, under the same terms, as are provided to the Fund.  The advisory agreement with each Subsidiary provides for automatic termination upon the termination of the investment advisory agreement with respect to the applicable Fund.  The Subsidiaries have also entered into separate contracts for the provision of custody services with the same service provider that provides those services to the Funds.

Each Fund pays the Adviser a fee for its services.  The Adviser has contractually agreed to waive the management fee it receives from each Fund’s Subsidiary, so long as the Subsidiary is wholly-owned by its respective Fund.  This undertaking will continue in effect for so long as the Funds invest in the Subsidiary, and may not be terminated by the Adviser unless it first obtains the prior approval of the Funds’ Board of Trustees for such termination.  The Subsidiaries will also bear the fees and expenses incurred in connection with the custody services that they receive.  Each Fund expects that the expenses borne by its Subsidiary will not be material in relation to the value of the Fund's assets.  It is also anticipated that the Fund's own expenses will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level.

The Subsidiaries will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Funds.  As a result, the Adviser is subject to the same investment policies and restrictions that apply to the management of the Funds, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments.  These policies and restrictions are described in detail in the SAI.  The Funds’ Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures and makes periodic reports to the Funds’ Board regarding the Subsidiary's compliance with its policies and procedures.

The financial statements of the Subsidiaries will be consolidated in the respective Fund's financial statements, which are included in the Funds’ annual and semi-annual reports.  The Funds’ annual and semi-annual reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of this Prospectus.  Please refer to the SAI for additional information about the organization and management of the Subsidiaries.

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HOW SHARES ARE PRICED

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern Time) on each day the NYSE is open for business.  NAV is computed by determining, on a per class basis, the aggregate market value of all assets of a Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees (if any), which are accrued daily.  The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Funds’ investments are valued each day at the last quoted sales price on each investment’s primary exchange.  Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange.  Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, investments will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, the Fund's NAV will reflect certain portfolio investments’ fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.

Each Fund may use independent pricing services to assist in calculating the value of the Fund's investments.  In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Funds.  Because the Funds may invest in Underlying Funds which hold portfolio investments primarily listed on foreign exchanges and these exchanges may trade on weekends or other days when the Underlying Funds do not price their shares, the value of some of a Fund's portfolio investments may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, each Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of an investment in a Fund’s portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value.  For example, if trading in a portfolio investment is halted and does not resume before a Fund calculates its NAV, the Adviser may need to price the investment using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of a Fund’s portfolio investments can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price an investment may result in a price materially different from the prices used by other mutual funds to determine net asset value or from the price that may be realized upon the actual sale of the investment.

With respect to any portion of a Fund's assets that are invested in one or more open-end management investment companies registered under the 1940 Act, each Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

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HOW TO PURCHASE SHARES

Share Classes

This Prospectus describes three classes of shares offered by the Funds: Class A, Class C and Class I.  The Funds offers these classes of shares so that you can choose the class that best suits your investment needs. The main differences between each class are sales charges, ongoing fees and minimum investment requirements.  For information on ongoing distribution fees, see Distribution Fees on page 88 of this Prospectus.  Each class of shares in a Fund represents an interest in the same portfolio of investments within that Fund.  There is no investment minimum on reinvested distributions and the Funds may change investment minimums at any time.

The Funds reserve the right to waive sales charges and investment minimums.  The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Funds or through a financial intermediary.  Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below.  In all instances, it is the purchaser’s responsibility to notify the Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Funds or through another intermediary to receive these waivers or discounts.  Please see “Intermediary-Defined Sales Charge Waiver Policies” in Appendix A to this Prospectus for more information.

Class A Shares:  Class A shares are offered at their public offering price, which is the NAV plus the applicable sales charge and are subject to a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which Class A shares are charged 12b-1 distribution fees of an annual rate not to exceed 0.25% of the average daily net assets of Class A shares.  Over time, fees paid under this distribution plan will increase the cost of a Class A shareholder’s investment and may cost more than other types of sales charges. The minimum initial investment in Class A shares of a Fund is $2,500 for all accounts.  The minimum subsequent investment in Class A shares of a Fund is $500 for all accounts.  The sales charge varies, depending on how much you invest.  There are no sales charges on reinvested distributions.  Because of rounding in the calculation of the “offering price”, the actual sales charge you pay may be more or less than that calculated using the percentages shown below. The following sales charges apply to your purchases of Class A shares of a Fund:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	0.00%	0.00%	See below

“Dealer reallowance” is the portion of the sales charge deducted from a mutual fund investment that is paid as a commission to the authorized broker-dealer responsible for assisting you with your investment in Class A shares of the Funds.  In the case of investments of $1,000,000 or more, no sale charge is deducted from the cost of your purchase.  In that case, the Adviser shall reimburse the Funds in connection with the Dealer reallowance retained by the authorized broker-dealer calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, and 0.25% on amounts over $5 million (except in certain situations where there are systems limitations that result in a slightly different calculation). The dealer reallowance rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

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As shown, investors that purchase $1,000,000 or more of a Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares are subject to a CDSC on shares redeemed within 12 months after their purchase in the amount of the dealer reallowance paid on the shares redeemed.  Any applicable CDSC will be based on the original cost of the shares redeemed.  Shares will be aged on the first day of each month regardless of when in the month they were purchased.

How to Reduce Your Sales Charge
You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Funds’ Transfer Agent in writing and supply your account number at the time of purchase.  You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility.  If applicable, you will need to provide the account numbers of your spouse and your children as well as the ages of your children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares and Class C shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares and Class C shares that you own based on the Fund’s current public offering price. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of a Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

•
Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor);

•	Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs;
•	Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letter of Intent: Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of a Fund, with a minimum of $25,000, during a 13-month period. Any shares purchased within 90 days prior to the date you sign the letter of intent will be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  At your written request, Class A share purchases made during the previous 90 days may be included.  The amount you agree to purchase determines the initial sales charge you pay.  If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.  You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI.  The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase.  If you do not complete the total intended purchase at the end of the 13 month period, the Fund's transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares: If you have redeemed Class A shares of a Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Fund at NAV without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem without repaying the front-end sales charge. You must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your redemption.

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Sales Charge Waivers
The sales charge on purchases of Class A shares is waived for certain types of investors, including:
•
Current and retired trustees and officers of the Funds sponsored by the Adviser or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Adviser.

•
Employees of the Adviser and the sub-advisers and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

•	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Funds’ shares and their immediate families.
•
Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

•
Clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

•	Institutional investors (which may include bank trust departments and registered investment advisors).
•	Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.
•	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.
•
Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in a Fund are part of an omnibus account. A minimum initial investment of $1 million in a Fund is required. The distributor in its sole discretion may waive these minimum dollar requirements.

The Funds do not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”).

Investors may need to provide their financial intermediary with the information necessary to take full advantage of reduced or waived Class A sales charges.  Certain intermediaries may provide different sales charge waivers or discounts.  These waivers and/or discounts and the applicable intermediaries are described under “Intermediary-Defined Sales Charge Waiver Policies” in Appendix A to this prospectus.

Class C Shares:  If you select Class C shares, you do not pay an initial sales charge at the time of purchase.  However, the distributor compensates the selling dealer or other financial intermediary.  If you redeem your Class C shares within one year after purchase, you may be required to pay a CDSC.  You will also pay distribution and service fees of 1.00% each year under a distribution plan that the Funds have adopted pursuant to Rule 12b-1 under the 1940 Act.  Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.  The distributor uses the money that it receives from the distribution fees primarily to compensate financial consultants, selected securities brokers or other financial intermediaries who assist you in purchasing Fund shares and also to cover the costs of marketing and advertising.  The service fees pay for personal services provided to shareholders and the maintenance of shareholder accounts.  Proceeds from the CDSC and the 1.00% Distribution Plan payments made in the first year after purchase are paid to the Distributor and are used in whole or in part by the distributor to pay the Adviser for financing the 1.00% up-front commission to dealers who sell Class C shares.  If you redeem Class C shares within one year after purchase, you may be charged a CDSC of 1.00%.  Shares acquired through reinvestment of distributions are not subject to a CDSC.  Your CDSC will be based on the original cost of the shares being redeemed.  If you sell only some of your shares, shares not subject to a CDSC are sold first.

Class I Shares: Class I shares of each Fund are sold at NAV without an initial sales charge and are not subject to Rule 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. This means that 100% of your initial investment is placed into shares of the applicable Fund.  Class I shares require a minimum initial investment of $100,000 and the minimum subsequent investment is $500.

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Factors to Consider When Choosing a Share Class

When deciding which class of shares of a Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares.  To help you make a determination as to which class of shares to buy, please refer back to the examples of the Funds’ expenses over time in the Fees and Expenses of the Fund section for each Fund in this Prospectus.  You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Purchasing Shares

You may purchase shares of a Fund by sending a completed application to the following address:

Regular Mail
LoCorr Investment Trust c/o U.S. Bank Global Fund Services P.O Box 701 Milwaukee, WI 53201-0701

Express/Overnight Mail
LoCorr Investment Trust c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202

Neither the Funds nor the Transfer Agent consider the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box of applications, orders or redemptions requests, does not constitute receipt by the transfer agent of the Funds. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.

The USA PATRIOT Act requires financial institutions, including the Funds, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening an account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners of the legal entity. Mailing addresses containing only a P.O. Box will not be accepted.  This information will assist the Funds in verifying your identity.  Until such verification is made, the Funds may temporarily limit additional share purchases.  In addition, the Funds may limit additional share purchases or close an account if they are unable to verify a shareholder’s identity.  As required by law, the Funds may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers:  You may invest in the Funds through brokers or agents who have entered into selling agreements with the Funds’ distributor.  The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Funds.  A Fund will be deemed to have received a purchase when an authorized broker or its designee receives the order.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of a Fund.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Funds.  You should carefully read the program materials provided to you by your servicing agent.

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Telephone Purchases:  Investors may purchase additional shares of the Funds by calling 1-855-523-8637. If you accepted telephone options on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. If you order is received prior to 4 p.m. Eastern time, your shares will be purchased at the net asset value calculated on the day your order is placed.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Purchase by Wire:  If you wish to wire money to make an investment in a Fund, please call the Funds at 1-855-523-8637. If you are making your first investment in the LoCorr Funds, before you wire funds, the transfer agent must have a completed application. You may mail or overnight deliver your application to the transfer agent. Upon receipt of your completed application, the transfer agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that your wire is correctly applied. Wired funds must be received prior to 4:00 p.m., Eastern Time to be eligible for same day pricing. The Funds and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Investment Plan:  You may participate in the LoCorr Funds’ Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in a Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $500 on specified days of each month into your established Fund account.  Please contact the Funds at 1-855-523-8637 for more information about the Automatic Investment Plan.

Each Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address.  Make all checks payable to the Fund in which you would like to invest.  All checks must be in U.S. dollars. The Funds will not accept payment in cash or money orders. The Funds also do not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Funds will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Note:  U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by a Fund, for any purchases that do not clear.

When Order is Processed

All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after a Fund receives your application or request in good order.  All requests received in good order by a Fund before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:
•          the name of the Fund and share class;
•          the dollar amount of shares to be purchased;
•          a completed application or investment stub; and
•          check payable to the Fund in which you would like to invest.

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Retirement Plans

You may purchase shares of a Fund for your individual retirement plans.  Please call the Funds at 1-855-523-8637 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Exchange Privilege

You can exchange your shares of a Fund for the corresponding class of shares in another Fund in the LoCorr Investment Trust (if available). Any exchange is subject to the same minimums as an initial or subsequent investment, as applicable. You can request your exchange in writing or by calling the transfer agent at 1-855-523-8637.  Be sure to read the current Prospectus for the Fund into which you are exchanging. Exchanges may only be made on days when both affected Funds are open for business. Any new account established through an exchange will have the same registration as the account from which you are exchanging and will have the same privileges as your original account (as long as they are available). In addition, the Trust reserves the right to change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules.

HOW TO REDEEM SHARES

Redeeming Shares:  You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular Mail
LoCorr Investment Trust c/o U.S. Bank Global Fund Services P.O Box 701 Milwaukee, WI 53201-0701

Express/Overnight Mail
LoCorr Investment Trust c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202

Redemptions by Telephone: To redeem by telephone, call 1-855-523-8637. The telephone redemption privilege is automatically available to all new accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Funds and instruct them to remove this privilege from your account. You may redeem up to $50,000 using the telephone redemption privilege.

The Funds reserve the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  The Funds, the transfer agent, and their respective affiliates will not be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Funds and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

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Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern time).

Redemptions through Broker:  Broker-dealers are authorized to receive redemption orders on behalf of the Funds.  A Fund will be deemed to have received a redemption when an authorized broker or its designee receives the order. If shares of a Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Redemptions by Wire:  You may request that your redemption proceeds be wired directly to your bank account. If you submitted a voided check with your application in order to establish bank instructions on the account, you may have your redemption proceeds wire to the predetermined bank account or funds may be sent via electronic funds transfer through the ACH network, also to the bank account previously designated. The Funds’ transfer agent imposes a $15 fee for each wire redemption. This fee is deducted from the redemption proceeds from a complete or share specific redemption. For partial redemptions, the fee will be deducted from the account. Your bank may also impose a fee for the incoming wire. You do not incur any charge when proceeds are sent via the ACH system and credit is typically available within 2-3 days.

Redemption Fee and Waiver: The Spectrum Income Fund charges a redemption fee of 2.00% of the amount redeemed or exchanged if shares are redeemed or exchanged within 60 days of their purchase.

The Spectrum Income Fund has elected not to impose the redemption fee for:

o	redemptions and exchanges of Spectrum Income Fund shares acquired through the reinvestment of dividends and distributions;
o	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;
o	redemptions or exchanges in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;
o
redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan including the Spectrum Income Fund’s systematic withdrawal plan;

o	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Spectrum Income Fund, or
o	other types of redemptions as the Adviser or the Trust may determine in special situations and approved by the Trust’s or the Adviser’s Chief Compliance Officer.

The Funds typically send redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received, regardless of whether the request is made in writing, by telephone, wire, or an ACH transfer. Under unusual circumstances, the Funds may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. Shares purchased by check or electronic funds transfer through the ACH network, may be sold only after the purchase amount clears, which may take up to seven calendar days.  Under normal circumstances, the Funds expect to meet redemption requests through the sale of investments held in cash or cash equivalents.

The Funds may also choose to sell portfolio assets for the purpose of meeting such requests. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests, a Fund may also borrow money through a bank line-of-credit. Each Fund further reserves the right to distribute “in kind” securities from the Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions.

Redemptions in Kind:  Under normal or stressed market conditions, each Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than (the lesser of) $250,000 or 1% of a Fund’s assets.  The securities will be chosen by the Fund and valued at the Fund’s net asset value.  A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.

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When You Need Signature Guarantees:  If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Funds with your signature guaranteed.  A signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed, from either a Medallion program member or a non-Medallion program member:

•	If ownership is being changed on your account;
•	When redemption proceeds are payable or sent to any person, address or bank account not on record;
•	If a change of address was received by the Funds’ transfer agent within the last 30 calendar days;
•	For all redemptions in excess of $50,000 from any shareholder account

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”).   A notary public cannot guarantee signatures.

In addition to the situations described above, the Funds and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  The Funds reserve the right to waive any signature requirement at their discretion.  Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Additional documents are required for certain type of redemptions such as redemptions from corporations, partnerships, or from accounts with executors, trustees, administrations or guardians.

Retirement Plans:  If you own an IRA or other retirement plan, you must indicate on your written redemption request whether the Funds should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding. Shares held in IRA and other retirement plan accounts may be redeemed by telephone at 1-855-523-8637. Investors will be asked whether or not to withhold taxes from any distribution.

Low Balances:  If at any time your account balance in a Fund falls below the amounts per share class listed in the table below, the Fund may notify you that, unless the account is brought up to at least the per-class minimum within 60 days of the notice, your account could be closed.

Class	A	C	I
Minimum	$2,500	$2,500	$100,000

After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record.  Your account will not be closed if the account balance drops below the per-class minimum due to a decline in NAV.

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FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Funds discourage and do not accommodate market timing. Frequent trading into and out of the Funds can harm all Fund shareholders by disrupting the Funds’ investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Funds are designed for long-term investors and are not intended for market timing or other disruptive trading activities. Accordingly, the Funds’ Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Funds currently use several methods to reduce the risk of market timing. These methods include:

•	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Funds’ “Market Timing Trading Policy;”
•	Rejecting or limiting specific purchase requests;
•	Rejecting purchase requests from certain investors; and
•	Assessing a redemption fee for short-term trading (for Spectrum Income Fund only).

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Funds seek to make judgments and applications that are consistent with the interests of the Funds’ shareholders.

Based on the frequency of redemptions in your account, the Adviser or the Funds may in the sole discretion of each determine that your trading activity is detrimental to the Funds as described in the Funds’ Market Timing Trading Policy and elect to: (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Funds; and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Funds.

The Funds reserve the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Funds nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Funds.

Although the Funds attempt to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Funds will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Funds.  While the Funds will encourage financial intermediaries to apply the Funds’ Market Timing Trading Policy to their customers who invest indirectly in the Funds, the Funds are limited in their ability to monitor the trading activity or enforce the Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Funds may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Funds’ Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Funds may not be able to determine whether trading by customers of financial intermediaries is contrary to the Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information to the extent known to the broker to the Funds upon request. If the Funds or their transfer agent or shareholder servicing agent suspect there is market timing activity in the account, the Funds will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Fund or the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Funds’ shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Funds.)

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Each Fund intends to distribute substantially all of its net investment income at least annually and net capital gains annually.  Both types of distributions will be reinvested in shares of the Fund unless you elect to receive cash.  If you would like to change your distribution options, you may write or call the transfer agent in advance of the next distribution.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from a Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Funds will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund's current net asset value, and to reinvest all subsequent distributions. You can change the distribution option on your account at any time by writing or calling the transfer agents. Any request to change your option should be submitted five days prior to the record date of the next distribution.

Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Beginning in 2013, pursuant to provisions of the Health Care and Education Reconciliation Act, a 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.

On the application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Funds to withhold a percentage of any dividend, redemption or exchange proceeds.

The Funds reserve the right to reject any application that does not include a certified social security or taxpayer identification number.

This summary is not intended to be and should not be construed to be legal or tax advice.  You should consult your own tax advisors to determine the tax consequences of owning the Funds’ shares.

DISTRIBUTION OF SHARES

Distributor:  Quasar Distributors, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, is the principal underwriter/distributor for the shares of the Funds.  The distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  Shares of the Funds are offered on a continuous basis.

Distribution Fees:  The Funds have adopted a Distribution Plan (“12b-1 Plan” or “Plan”), for Class A and Class C shares pursuant to which each Fund pays the Fund's distributor an annual fee for distribution and shareholder servicing expenses as indicated in the following table of the Fund's average daily net assets attributable to the respective class of shares.

Class	A	C
12b-1 Fee	0.25%	1.00%

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The 1.00% fee for Class C shares consists of a 0.75% distribution fee and a 0.25% shareholder servicing fee. The Funds’ distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses. Over time, 12b-1 fees paid under this distribution and service plan will increase the cost of a Class A or Class C shareholder's investment and may cost more than other types of sales charges.

Additio nal Compensation to Financial Intermediaries:  The Funds’ distributor, its affiliates, and the Funds’ Adviser and its affiliates may, at their own expense and out of their own assets, including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of the Funds.  Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus.

These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Funds on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.  The distributor may, from time to time, provide promotional incentives to certain investment firms.  Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.

Householding:  To reduce expenses, the Funds mail only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Funds at 1-855-523-8637 on days the Funds are open for business or contact your financial institution.  The Funds will begin sending you individual copies thirty days after receiving your request.

Lost Shareholders, Inactive Accounts and Unclaimed Property:  It is important that the Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Funds. Based upon statutory requirements for returned mail, the Funds will attempt to locate the investor or rightful owner of the account. If the Funds are unable to locate the investor, then they will determine whether the investor’s account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws, which varies by state. The Funds are legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. To help protect their accounts, shareholders should keep their accounts up-to-date and active, which may include calling the Funds at 1-855-523-8637 to generate shareholder initiated activity such as completing an account transaction. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Fund to complete a Texas Designation of Representative form.

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CONSOLIDATED FINANCIAL HIGHLIGHTS

The financial highlights tables below are intended to help you understand the financial performance of the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Dynamic Equity Fund, and the LoCorr Spectrum Income Fund for the period of each Fund's operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information for the Funds have been derived from the financial statements audited by [____________________], the Funds’ independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ December 31, 2018 Annual Report, which is available upon request.

LoCorr Macro Strategies Fund – Class A
Selected Data and Ratios (for a share outstanding throughout the period)
	Year Ended December 31,
	2018	2017	2016	2015	2014
Per Share
Net asset value, beginning of year		$8.91	$8.54	$8.51	$8.28

Income (loss) from investment operations:
Net investment income (loss)(a)		(0.06)	(0.09)	(0.08)	(0.08)
Net realized and unrealized gain (loss)		0.31	0.64	0.36	1.36
Total from Investment Operations		0.25	0.55	0.28	1.28

Distributions to shareholders from:
Net investment income		—	—	(0.25)	(1.04)
Net realized gains		(0.52)	(0.18)	—	(0.01)
Total Distributions		(0.52)	(0.18)	(0.25)	(1.05)

Redemption Fees(b)		0.00	0.00	0.00	0.00

Net Asset Value, End of Year		$8.64	$8.91	$8.54	$8.51

Total Investment Return(c)		2.77%	6.39%	3.27%	15.42%

Net Assets, End of Year, in Thousands		$93,182	$297,844	$229,427	$206,931

Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense reimbursement or recovery		2.33%	2.34%(d)(e)	2.06%(d)(e)	2.11%(d)
After expense reimbursement or recovery		2.28%	2.34%(d)(e)	2.06%(d)(e)	2.11%(d)

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery		(0.76)%	(0.96)%(d)	(0.90)%(d)	(0.94)%(d)
After expense reimbursement or recovery		(0.71)%	(0.96)%(d)	(0.90)%(d)	(0.94)%(d)

Portfolio turnover rate(f)		97%	62%	53%	57%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Amount represents less than $0.005 per share.
(c)	Total investment return excludes the effect of applicable sales charges.
(d)	Ratios do not include the income and expenses of the CTAs included in the swap.
(e)	Includes interest expense of 0.01% and 0.00% for the years ended December 31, 2016 and 2015, respectively.
(f)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

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LoCorr Macro Strategies Fund – Class C
Selected Data and Ratios (for a share outstanding throughout the period)
	Year Ended December 31,
	2018	2017	2016	2015	2014
Per Share
Net asset value, beginning of year		$8.62	$8.32	$8.30	$8.12

Income (loss) from investment operations:
Net investment income (loss)(a)		(0.13)	(0.15)	(0.14)	(0.15)
Net realized and unrealized gain (loss)		0.30	0.63	0.35	1.33
Total from Investment Operations		0.17	0.48	0.21	1.18

Distributions to shareholders from:
Net investment income		—	—	(0.19)	(0.99)
Net realized gains		(0.52)	(0.18)	—	(0.01)
Total Distributions		(0.52)	(0.18)	(0.19)	(1.00)

Redemption Fees(b)		0.00	0.00	0.00	0.00

Net Asset Value, End of Year		$8.27	$8.62	$8.32	$8.30

Total Investment Return(c)		1.93%	5.72%	2.51%	14.39%

Net Assets, End of Year, in Thousands		$90,653	$113,814	$98,729	$93,924

Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense reimbursement or recovery		3.08%	3.09%(d)(e)	2.81%(d)(e)	2.86%(d)
After expense reimbursement or recovery		3.03%	3.09%(d)(e)	2.81%(d)(e)	2.86%(d)

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery		(1.51)%	(1.71)%(d)	(1.65)%(d)	(1.69)%(d)
After expense reimbursement or recovery		(1.46)%	(1.71)%(d)	(1.65)%(d)	(1.69)%(d)

Portfolio turnover rate(f)		97%	62%	53%	57%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Amount represents less than $0.005 per share.
(c)	Total investment return excludes the effect of applicable sales charges.
(d)	Ratios do not include the income and expenses of the CTAs included in the swap.
(e)	Includes interest expense of 0.01% and 0.00% for the years ended December 31, 2016 and 2015, respectively.
(f)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

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LoCorr Macro Strategies Fund – Class I

Selected Data and Ratios (for a share outstanding throughout the period)
	Year Ended December 31,
	2018	2017	2016	2015	2014
Per Share
Net asset value, beginning of year		$9.01	$8.62	$8.57	$8.34

Income (loss) from investment operations:
Net investment income (loss) (a)		(0.04)	(0.07)	(0.06)	(0.06)
Net realized and unrealized gain (loss)		0.32	0.64	0.38	1.36
Total from Investment Operations		0.28	0.57	0.32	1.30

Distributions to shareholders from:
Net investment income		—	0.00(b)	(0.27)	(1.06)
Net realized gains		(0.52)	(0.18)	—	(0.01)
Total Distributions		(0.52)	(0.18)	(0.27)	(1.07)

Redemption Fees(b)		0.00	0.00	0.00	0.00

Net Asset Value, End of Year		$8.77	$9.01	$8.62	$8.57

Total Investment Return		3.07%	6.57%	3.72%	15.56%

Net Assets, End of Year, in Thousands		$605,983	$471,002	$192,309	$190,052

Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense reimbursement or recovery		2.08%	2.09%(c)(d)	1.81%(c)(d)	1.86%(c)
After expense reimbursement or recovery		2.03%	2.09%(c)(d)	1.81%(c)(d)	1.86%(c)

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery		(0.51)%	(0.71)%(c)	(0.65)%(c)	(0.69)%(c)
After expense reimbursement or recovery		(0.46)%	(0.71)%(c)	(0.65)%(c)	(0.69)%(c)

Portfolio turnover rate(e)		97%	62%	53%	57%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Amount represents less than $0.005 per share.
(c)	Ratios do not include the income and expenses of the CTAs included in the swap.
(d)	Includes interest expense of 0.01% and 0.00% for the years ended December 31, 2016 and 2015, respectively.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

Table of Contents - LoCorr Combined Prospectus

LoCorr Long/Short Commodities Strategy Fund – Class A

Selected Data and Ratios (for a share outstanding throughout the period)
	Year Ended December 31,
	2018	2017	2016	2015	2014
Per Share
Net asset value, beginning of year		$9.17	$9.72	$8.54	$7.67

Income (loss) from investment operations:
Net investment income (loss)(a)		(0.04)	(0.10)	(0.13)	(0.14)
Net realized and unrealized gain (loss)		0.58	(0.18)	2.02	1.85
Total from Investment Operations		0.54	(0.28)	1.89	1.71

Distributions to shareholders from:
Net investment income		(0.00)(b)	(0.27)	(0.71)	(0.84)
Total Distributions		(0.00)	(0.27)	(0.71)	(0.84)

Redemption fees(b)		0.00	0.00	0.00	0.00

Net Asset Value, End of Year		$9.71	$9.17	$9.72	$8.54

Total Investment Return(c)		5.91%	(2.98)%	22.34%	22.07%

Net Assets, End of Year, in Thousands		$25,575	$34,860	$24,425	$43,345

Ratios/Supplemental Data:(d)
Ratio of expenses to average net assets:
Before expense reimbursement or recovery		2.28%	2.22%(e)	2.59%(e)	3.01%(e)
After expense reimbursement or recovery		2.20%	2.20%(e)	2.20%(e)	2.20%(e)

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery		(0.52)%	(0.99)%	(1.79)%	(2.39)%
After expense reimbursement or recovery		(0.44)%	(0.97)%	(1.40)%	(1.58)%

Portfolio turnover rate(f)		74%	105%	164%	55%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Amount represents less than $0.005 per share.
(c)	Total investment return excludes the effect of applicable sales charges.
(d)	Ratios do not include the income and expenses of the CTAs included in the swap.
(e)	Includes interest expense on line of credit of 0.00%, 0.00% and 0.00% for the years ended December 31, 2016, December 31, 2015 and December 31, 2014, respectively.
(f)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

Table of Contents - LoCorr Combined Prospectus

LoCorr Long/Short Commodities Strategy Fund – Class C

Selected Data and Ratios (for a share outstanding throughout the period)
	Year Ended December 31,
	2018	2017	2016	2015	2014

Per Share
Net asset value, beginning of year		$8.95	$9.51	$8.36	$7.54

Income (loss) from investment operations:
Net investment income (loss) (a)		(0.11)	(0.17)	(0.19)	(0.20)
Net realized and unrealized gain (loss)		0.57	(0.18)	1.96	1.80
Total from Investment Operations		0.46	(0.35)	1.77	1.60

Distributions to shareholders from:
Net investment income		(0.00)(b)	(0.21)	(0.62)	(0.78)
Total Distributions		(0.00)	(0.21)	(0.62)	(0.78)

Redemption fees		0.00(b)	0.00(b)	—	—

Net Asset Value, End of Year		$9.41	$8.95	$9.51	$8.36

Total Investment Return(c)		5.17%	(3.72)%	21.39%	21.01%

Net Assets, End of Year, in Thousands		$4,737	$7,383	$4,330	$2,983

Ratios/Supplemental Data:(d)
Ratio of expenses to average net assets:
Before expense reimbursement or recovery		3.03%	2.97%(e)	3.34%(e)	3.76%(e)
After expense reimbursement or recovery		2.95%	2.95%(e)	2.95%(e)	2.95%(e)

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery		(1.27)%	(1.74)%	(2.54)%	(3.14)%
After expense reimbursement or recovery		(1.19)%	(1.72)%	(2.15)%	(2.33)%

Portfolio turnover rate(f)		74%	105%	164%	55%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Amount represents less than $0.005 per share.
(c)	Total return excludes the effect of applicable sales charges.
(d)	Ratios do not include the income and expenses of the CTAs included in the swap.
(e)	Includes interest expense on line of credit of 0.00%, 0.00% and 0.00% for the years ended December 31, 2016, December 31, 2015 and December 31, 2014, respectively.
(f)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

Table of Contents - LoCorr Combined Prospectus

LoCorr Long/Short Commodities Strategy Fund – Class I

Selected Data and Ratios (for a share outstanding throughout the period)
	Year Ended December 31,
	2018	2017	2016	2015	2014
Per Share
Net asset value, beginning of year		$9.24	$9.79	$8.59	$7.70

Income (loss) from investment operations:
Net investment income (loss)(a)		(0.02)	(0.07)	(0.11)	(0.12)
Net realized and unrealized gain (loss)		0.59	(0.18)	2.03	1.86
Total from Investment Operations		0.57	(0.25)	1.92	1.74

Distributions to shareholders from:
Net investment income		(0.00)(b)	(0.30)	(0.72)	(0.85)
Total Distributions		(0.00)	(0.30)	(0.72)	(0.85)

Redemption fees(b)		0.00	0.00	0.00	0.00

Net Asset Value, End of Year		$9.81	$9.24	$9.79	$8.59

Total Investment Return		6.19%	(2.67)%	22.61%	22.36%

Net Assets, End of Year, in Thousands		$52,935	$81,204	$31,166	$12,825

Ratios/Supplemental Data:(c)
Ratio of expenses to average net assets:
Before expense reimbursement or recovery		2.03%	1.97%(d)	2.34%(d)	2.76%(d)
After expense reimbursement or recovery		1.95%	1.95%(d)	1.95%(d)	1.95%(d)

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery		(0.27)%	(0.74)%	(1.54)%	(2.14)%
After expense reimbursement or recovery		(0.19)%	(0.72)%	(1.15)%	(1.33)%

Portfolio turnover rate(e)		74%	105%	164%	55%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Amount represents less than $0.005 per share.
(c)	Ratios do not include the income and expenses of the CTAs included in the swap.
(d)	Includes interest expense on line of credit of 0.00%, 0.00% and 0.00% for the years ended December 31, 2016, December 31, 2015 and December 31, 2014, respectively.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivative instruments.

Table of Contents - LoCorr Combined Prospectus

LoCorr Dynamic Equity Fund – Class A

Selected Data and Ratios (for a share outstanding throughout the period)

	Year Ended December 31,
	2018	2017	2016	2015	2014

Per Share
Net asset value, beginning of period		$12.06	$9.64	$9.80	$11.48

Income (loss) from investment operations:
Net investment income (loss)(b)		(0.30)	(0.32)	(0.27)	(0.22)
Net realized and unrealized gain (loss)		0.59	2.74	0.11	(1.42)
Total from Investment Operations		0.29	2.42	(0.16)	(1.64)

Distributions to shareholders from:
Net realized gains		(0.53)	—	—	(0.04)
Total Distributions		(0.53)	—	—	(0.04)

Redemption fees(c)		0.00	0.00	0.00	0.00

Net Asset Value, End of Period		$11.82	$12.06	$9.64	$9.80

Total Investment Return(d)		2.38%	25.10%	(1.53)%	(14.37)%

Net Assets, End of Period, in Thousands		$19,962	$28,243	$12,446	$17,174

Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense reimbursement or recovery		3.42%	3.74%	3.72%	3.55%
After expense reimbursement or recovery		3.35%	3.49%	3.35%	3.30%

Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense reimbursement or recovery		3.22%	3.40%	3.52%	3.40%
After expense reimbursement or recovery		3.15%	3.15%	3.15%	3.15%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery		(2.61)%	(3.23)%	(3.06)%	(2.41)%
After expense reimbursement or recovery		(2.54)%	(2.98)%	(2.69)%	(2.16)%

Portfolio turnover rate(e)		363%	343%	269%	256%

(a)	All ratios have been annualized except total investment return and portfolio turnover.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)	Amount represents less than $0.005 per share.
(d)	Total return excludes the effect of applicable sales charges.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.  Consists of long-term investments only; excludes securities sold short.

Table of Contents - LoCorr Combined Prospectus

LoCorr Dynamic Equity Fund – Class C

Selected Data and Ratios (for a share outstanding throughout the period)

	Year Ended December 31,
	2018	2017	2016	2015	2014
Per Share
Net asset value, beginning of period		$11.73	$9.45	$9.67	$11.42

Income (loss) from investment operations:
Net investment income (loss)(b)		(0.38)	(0.38)	(0.33)	(0.29)
Net realized and unrealized gain (loss)		0.57	2.66	0.11	(1.42)
Total from Investment Operations		0.19	2.28	(0.22)	(1.71)

Distributions to shareholders from:
Net realized gains		(0.53)	—	—	(0.04)
Total Distributions		(0.53)	—	—	(0.04)

Redemption fees		0.00(c)	0.00(c)	0.00(c)	0.00(c)

Net Asset Value, End of Period		$11.39	$11.73	$9.45	$9.67

Total Investment Return(d)		1.59%	24.13%	(2.28)%	(14.98)%

Net Assets, End of Period, in Thousands		$11,084	$11,218	$7,837	$12,158

Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense reimbursement or recovery		4.17%	4.49%	4.47%	4.30%
After expense reimbursement or recovery		4.10%	4.24%	4.10%	4.05%

Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense reimbursement or recovery		3.97%	4.15%	4.27%	4.15%
After expense reimbursement or recovery		3.90%	3.90%	3.90%	3.90%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery		(3.36)%	(3.98)%	(3.81)%	(3.16)%
After expense reimbursement or recovery		(3.29)%	(3.73)%	(3.44)%	(2.91)%

Portfolio turnover rate(e)		363%	343%	269%	256%

(a)	All ratios have been annualized except total investment return and portfolio turnover.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)	Amount represents less than $0.005 per share.
(d)	Total return excludes the effect of applicable sales charges.
(e)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.  Consists of long-term investments only; excludes securities sold short.

Table of Contents - LoCorr Combined Prospectus

LoCorr Dynamic Equity Fund – Class I

Selected Data and Ratios (for a share outstanding throughout the period)

	Year Ended December 31,
	2018	2017	2016	2015	2014
Per Share
Net asset value, beginning of period		$12.17	$9.71	$9.84	$11.50

Income (loss) from investment operations:
Net investment income (loss)(b)		(0.28)	(0.30)	(0.24)	(0.20)
Net realized and unrealized gain (loss)		0.60	2.76	0.11	(1.42)
Total from Investment Operations		0.32	2.46	(0.13)	(1.62)

Distributions to shareholders from:
Net realized gains		(0.53)	—	—	(0.04)
Total Distributions		(0.53)	—	—	(0.04)

Redemption fees(c)		0.00	0.00	0.00	0.00

Net Asset Value, End of Period		$11.96	$12.17	$9.71	$9.84

Total Investment Return		2.60%	25.33%	(1.22)%	(14.18)%

Net Assets, End of Period, in Thousands		$32,781	$44,816	$9,990	$12,304

Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense reimbursement or recovery		3.17%	3.49%	3.47%	3.30%
After expense reimbursement or recovery		3.10%	3.24%	3.10%	3.05%

Ratio of expenses to average net assets (excluding dividend and interest expense):
Before expense reimbursement or recovery		2.97%	3.15%	3.27%	3.15%
After expense reimbursement or recovery		2.90%	2.90%	2.90%	2.90%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery		(2.36)%	(2.98)%	(2.81)%	(2.16)%
After expense reimbursement or recovery		(2.29)%	(2.73)%	(2.44)%	(1.91)%

Portfolio turnover rate(d)		363%	343%	269%	256%

(a)	All ratios have been annualized except total investment return and portfolio turnover.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)	Amount represents less than $0.005 per share.
(d)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.  Consists of long-term investments only; excludes securities sold short.

Table of Contents - LoCorr Combined Prospectus

LoCorr Spectrum Income Fund – Class A

Selected Data and Ratios (for a share outstanding throughout the period)

	Year Ended December 31,
	2018	2017	2016	2015	2014
Per Share
Net asset value, beginning of year		$7.70	$7.78	$8.97	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)		0.17	0.29	0.38	0.41
Net realized and unrealized gain (loss)		0.09	0.20	(1.00)	(0.91)
Total from Investment Operations		0.26	0.49	(0.62)	(0.50)

Distributions to shareholders from:
Net investment income		(0.15)	(0.37)	(0.39)	(0.36)
Return of capital		(0.42)	(0.20)	(0.18)	(0.17)
Total Distributions		(0.57)	(0.57)	(0.57)	(0.53)

Redemption fees(b)		0.00	0.00	0.00	0.00

Net Asset Value, End of Year		$7.39	$7.70	$7.78	$8.97

Total Investment Return(c)		3.50%	6.64%	(7.36)%	(5.45)%

Net Assets, End of Year, in Thousands		$29,970	$33,032	$ 36,957	$ 37,425

Ratios/Supplemental Data:(d)
Ratio of expenses to average net assets:
Before expense reimbursement or recovery		1.95%	2.02%	1.99%(e)	2.28%(e)
After expense reimbursement or recovery		1.99%	2.05%	2.05%(e)	2.05%(e)

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery		2.27%	3.81%	4.41%	3.88%
After expense reimbursement or recovery		2.23%	3.78%	4.35%	4.11%

Portfolio turnover rate(f)		84%	92%	54%	43%

(a)	Net investment income per share is based on average shares outstanding.
(b)	Amount represents less than $0.005 per share.
(c)	Total return excludes the effect of applicable sales charges.
(d)	Ratios do not include the expenses of the investment companies in which the Fund invests.
(e)	Includes interest expense on line of credit of 0.00% and 0.00% for the years ended December 31, 2015 and December 31, 2014, respectively.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
Table of Contents - LoCorr Combined Prospectus

LoCorr Spectrum Income Fund – Class C

Selected Data and Ratios (for a share outstanding throughout the period)

	Year Ended December 31,
	2018	2017	2016	2015	2014
Per Share
Net asset value, beginning of year		$7.72	$7.78	$8.96	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)		0.11	0.23	0.32	0.33
Net realized and unrealized gain (loss)		0.09	0.21	(1.00)	(0.91)
Total from Investment Operations		0.20	0.44	(0.68)	(0.58)

Distributions to shareholders from:
Net investment income		(0.13)	(0.33)	(0.34)	(0.31)
Return of capital		(0.37)	(0.17)	(0.16)	(0.15)
Total Distributions		(0.50)	(0.50)	(0.50)	(0.46)

Redemption fees(b)		0.00	0.00	0.00	0.00

Net Asset Value, End of Year		$7.42	$7.72	$7.78	$8.96

Total Investment Return(c)		2.62%	5.88%	(8.05)%	(6.19)%

Net Assets, End of Year, in Thousands		$23,511	$25,898	$27,817	$25,210

Ratios/Supplemental Data:(d)
Ratio of expenses to average net assets:
Before expense reimbursement or recovery		2.70%	2.77%	2.74%(e)	3.03%(e)
After expense reimbursement or recovery		2.74%	2.80%	2.80%(e)	2.80%(e)

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery		1.52%	3.06%	3.66%	3.13%
After expense reimbursement or recovery		1.48%	3.03%	3.60%	3.36%

Portfolio turnover rate(f)		84%	92%	54%	43%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Amount represents less than $0.005 per share.
(c)	Total return excludes the effect of applicable sales charges.
(d)	Ratios do not include the expenses of the investment companies in which the Fund invests.
(e)	Includes interest expense on line of credit of 0.00% and 0.00% for the years ended December 31, 2015 and December 31, 2014, respectively.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

Table of Contents - LoCorr Combined Prospectus

LoCorr Spectrum Income Fund – Class I

Selected Data and Ratios (for a share outstanding throughout the period)

	Year Ended December 31,
	2018	2017	2016	2015	2014
Per Share
Net asset value, beginning of year		$7.69	$7.78	$8.97	$10.00

Income (loss) from investment operations:
Net investment income (loss)(a)		0.19	0.31	0.41	0.43
Net realized and unrealized gain (loss)		0.10	0.20	(1.00)	(0.91)
Total from Investment Operations		0.29	0.51	(0.59)	(0.48)

Distributions to shareholders from:
Net investment income		(0.16)	(0.39)	(0.41)	(0.38)
Return of capital		(0.44)	(0.21)	(0.19)	(0.17)
Total Distributions		(0.60)	(0.60)	(0.60)	(0.55)

Redemption fees(b)		0.00	0.00	0.00	0.00

Net Asset Value, End of Year		$7.38	$7.69	$7.78	$8.97

Total Investment Return		3.85%	6.85%	(7.10)%	(5.23)%

Net Assets, End of Year, in Thousands		$43,032	$46,838	$28,292	$31,428

Ratios/Supplemental Data:(c)
Ratio of expenses to average net assets:
Before expense reimbursement or recovery		1.70%	1.77%	1.74%(d)	2.03%(d)
After expense reimbursement or recovery		1.74%	1.80%	1.80%(d)	1.80%(d)

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery		2.52%	4.06%	4.66%	4.13%
After expense reimbursement or recovery		2.48%	4.03%	4.60%	4.36%

Portfolio turnover rate(e)		84%	92%	54%	43%

(a)	Net investment income (loss) per share is based on average shares outstanding.
(b)	Amount represents less than $0.005 per share.
(c)	Ratios do not include the expenses of the investment companies in which the Fund invests.
(d)	Includes interest expense on line of credit of 0.00% and 0.00% for the years December 31, 2015 and December 31, 2014, respectively.
(e)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.
Table of Contents - LoCorr Combined Prospectus

Privacy Notice

LOCORR INVESTMENT TRUST

Rev. October 2011

FACTS	WHAT DOES LOCORR INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.  This information can include:
■          Social Security number and wire transfer instructions
■          account transactions and transaction history
■          investment experience and purchase history
When you are no longer a customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons LoCorr Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does LoCorr Investment Trust share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-LCFUNDS (1-855-523-8637) or go to www.LoCorrFunds.com

Table of Contents - LoCorr Combined Prospectus

What we do
How does LoCorr Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.
We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement with us to have access to customer information.

How does LoCorr Investment Trust collect my personal information?
We collect your personal information, for example, when you
■          open and account or deposit money
■          direct us to buy securities or direct us to sell your securities
■          seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
■          sharing for affiliates’ everyday business purposes-information about your creditworthiness
■          affiliates from using your information to market to you
■          sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ LoCorr Investment Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ LoCorr Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ LoCorr Investment Trust does not jointly market.

Table of Contents - LoCorr Combined Prospectus

APPENDIX A

Intermediary-Defined Sales Charge Waiver Policies

Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Funds’ Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

•
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

•	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
•	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
•	Shares purchased through a Morgan Stanley self-directed brokerage account
•
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

•
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

Table of Contents - LoCorr Combined Prospectus

Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James
•	Shares purchased in an investment advisory program.
•	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).
•	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.
•
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

•
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James
•	Death or disability of the shareholder.
•	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.
•	Return of excess contributions from an IRA Account.
•	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.
•	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.
•	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation
•	Breakpoints as described in this prospectus.
•
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

Table of Contents - LoCorr Combined Prospectus

LoCorr Macro Strategies Fund
 LoCorr Long/Short Commodities Strategy Fund
LoCorr Dynamic Equity Fund
LoCorr Spectrum Income Fund

Adviser	LoCorr Fund Management, LLC 687 Excelsior Boulevard Excelsior, MN 55331	Distributor	Quasar Distributors, LLC 777 East Wisconsin Avenue Milwaukee, WI 53202
Independent Registered Public Accounting Firm	[___________________]	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Custodian	U.S. Bank, N.A. 1555 N. RiverCenter Dr., Suite 302 Milwaukee, WI 53212	Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Additional information about the Funds is included in the Funds’ SAI dated [__________], 2019.  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Funds’ policies and management.  Additional information about the Funds’ investments is also available in the Funds’ Annual and Semi-Annual Reports to Shareholders.  In the Funds’ Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during their last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Funds, or to make shareholder inquiries about the Funds, please call 1-855-523-8637 or visit www.LoCorrFunds.com.  You may also write to:

LoCorr Investment Trust
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI  53201

You may review and obtain copies of the Funds’ information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549.

Investment Company Act File # 811-22509
Table of Contents - LoCorr Combined Prospectus

LoCorr Market Trend Fund

Class	A	LOTAX
Class	C	LOTCX
Class	I	LOTIX

PROSPECTUS
[__________], 2019

Advised by:
LoCorr Fund Management, LLC
687 Excelsior Boulevard
Excelsior, MN 55331

Sub-Advised by:

Graham Capital Management, L.P. 40 Highland Avenue Rowayton, CT 06853	and	Nuveen Asset Management, LLC 333 West Wacker Drive Chicago, IL 60606

www.LoCorrFunds.com	1-855-LCFUNDS 1-855-523-8637

This Prospectus provides important information about the Class A, Class C and Class I shares of the Fund that you should know before investing.  Please read it carefully and keep it for future reference.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports.  Instead, the reports will be made available on the Fund’s website (www.LoCorrFunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action.  You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-855-523-8637 or by sending an email request to LoCorr Fund Management, LLC at _________@_______.com.

You may elect to receive all future reports in paper free of charge.  If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports.  If you invest directly with the Fund, you can call 1-855-523-8637 or send an email request to _________@_______.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports.  Your election to receive reports in paper will apply to all Funds held in your account if you invest through your financial intermediary or all Funds held with the fund complex if you invest directly with the Fund.

These securities have not been approved or disapproved by the Securities and Exchange Commission or the Commodity Futures Trading Commission, nor has the Securities and Exchange Commission or the Commodity Futures Trading Commission passed upon the accuracy or adequacy of this Prospectus.  Any representation to the contrary is a criminal offense.

Table of Contents - LoCorr MTF Prospectus

LOCORR MARKET TREND FUND SUMMARY

Investment Objectives:  The Fund’s primary investment objective is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective.

Fees and Expenses of the Fund:  This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional, in How to Purchase Shares on page 21 of this Prospectus, and in Appendix A to this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00%(1)	1.00%(2)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.50%	1.50%	1.50%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses	[ ]%	[ ]%	[ ]%
Acquired Fund Fees and Expenses(3)	[ ]%	[ ]%	[ ]%
Total Annual Fund Operating Expenses	[ ]%	[ ]%	[ ]%

(1)	Applied to purchases of $1 million or more that are redeemed within 12 months of their purchase.

(2)	Applied to shares that are redeemed within 12 months of their purchase.

(3)
Acquired Fund Fees and Expenses for the Fund’s current fiscal year are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund’s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.

Example:  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Class	1 Year	3 Years	5 Years	10 Years
A	$[ ]	$[ ]	$[ ]	$[ ]
C	$[ ]	$[ ]	$[ ]	$[ ]
I	$[ ]	$[ ]	$[ ]	$[ ]

Portfolio Turnover:  The Fund pays transaction costs, such as commissions, when it buys and sells financial instruments (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended December 31, 2018, the Fund’s portfolio turnover rate was [    ]% of the average value of its portfolio.
Table of Contents - LoCorr MTF Prospectus
1

Principal Investment Strategies:  The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

●	“Market Trend” Strategy
●	“Fixed Income” Strategy

The Market Trend strategy is a macro-oriented quantitative strategy that employs various investment techniques to select long and short positions in the global futures and foreign exchange markets.  These techniques are designed to produce attractive absolute and risk-adjusted returns while maintaining low correlation to traditional asset classes.  The Market Trend strategy is a quantitative trading system driven by trend-following models. The program signals buy and sell orders based on a number of factors, including price, volatility, and length of time a position has been held in the portfolio, and employs sophisticated techniques to gradually enter and exit positions over the course of a trend in order to maximize profit opportunities. It is expected that the average holding period of instruments traded pursuant to the Market Trend strategy will be approximately 50 days; however, that average may differ depending on various factors and the program will make daily adjustments to positions based on both price activity and market volatility.  The program trades a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities.  LoCorr Fund Management, LLC, the Fund’s adviser (the “Adviser”), delegates management of the Fund’s Market Trend strategy portfolio to a sub-adviser, Graham Capital Management, L.P. (“GCM”).

The Fund will execute a portion of its Market Trend strategy by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”).  The Subsidiary will invest the majority of its assets in futures contracts and other investments (short to medium term investment grade securities) intended to serve as margin or collateral for futures positions.  The Subsidiary is managed by the Adviser and sub-advised by GCM and is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) U.S. asset-backed securities (“ABS”), (5) U.S. residential mortgage-backed securities (“MBS”), (6) U.S. commercial mortgage-backed securities (“CMBS”), (7) interest rate-related futures contracts and (8) interest rate-related or credit default swap contracts.  The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Services (“S&P”), or, if unrated, determined to be of comparable quality.  However, the fixed income portion of the Fund’s portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization.  Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities.  The Fund’s Adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser, Nuveen Asset Management, LLC (“Nuveen”).

The Adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to the Market Trend strategy and approximately 75% of its assets to the Fixed Income strategy.  However, as market conditions change the portion allocated may be higher or lower.

The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Market Trend strategy investments among financial instruments that are not expected to have returns that are highly correlated to each other or the equity markets and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than the equity markets in general and that are not expected to have returns that are highly correlated to the equity markets or the Market Trend strategy.

The Adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the “SEC”) that permits the Adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund’s portfolio.
Table of Contents - LoCorr MTF Prospectus
2

The Fund and the Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”).  As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and the Subsidiary under CFTC and SEC harmonized regulations.

ADVISER’S INVESTMENT PROCESS

The Adviser will pursue the Fund’s investment objectives, in part, by utilizing its sub-adviser selection and risk management process.

●
Sub-adviser Selection.  The Adviser selects sub-advisers it believes can successfully execute the Fund’s overall investment strategies.  The Adviser also monitors and evaluates the performance of the sub-advisers and implements procedures to ensure each sub-adviser complies with the Fund’s investment policies and restrictions.

●
Risk Management.  The Adviser manages the expected volatility of the Fund’s returns by monitoring the interaction and correlation of the returns between the Market Trend and Fixed Income strategies.  Using this risk management process, the Adviser believes the Fund’s returns, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors’ portfolios.

SUB-ADVISERS’ INVESTMENT PROCESS

Graham Capital Management, L.P.

GCM executes the Market Trend strategy by employing macro-oriented quantitative investment techniques to select long and short positions in the global futures and foreign exchange markets.  These techniques are designed to produce attractive absolute and risk-adjusted returns while maintaining low correlation to traditional asset classes.  Futures contracts and foreign exchange forward contracts have leverage inherent in their terms as the Fund need only post a margin deposit and does not have to pay the full price of the contract.

The Market Trend strategy is based on a quantitative investment program that has its origins in GCM’s trend-following trading systems, dating as far back as 1995. Such systems generally are based on computerized mathematical models and can rely both on technical (i.e., historic price and volume data) and fundamental (i.e., general economic, interest rate and industrial production data) information as the basis for their trading decisions. GCM’s trend systems are designed to participate selectively in potential profit opportunities that can occur during periods of price trends in a diverse number of U.S. and international markets.  The trend systems establish positions in markets where the price action of a particular market signals the computerized systems used by GCM that a potential trend in prices is occurring.  The trend systems are designed to analyze, mathematically, the recent trading characteristics of each market and statistically compare such characteristics to the historical trading patterns of the particular market.  The trend systems also employ proprietary risk management and trade filter strategies that seek to benefit from sustained price trends while reducing risk and volatility exposure.  Positions are adjusted to reflect changes in prices and trends and to manage risk.

Nuveen Asset Management, LLC

Nuveen executes the Fixed Income strategy by selecting securities using a “top-down” approach that begins with the formulation of its general economic outlook.  Following this, various sectors and industries are analyzed and selected for investment.  Finally, Nuveen selects individual securities within these sectors or industries that it believes have above peer-group expected yield, potential for capital preservation or appreciation.  Nuveen also selects futures and swaps to hedge interest rate and credit risks and as substitutes for securities when it believes derivatives provide a better return profile or when specific securities are temporarily unavailable.  Nuveen sells securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security’s or derivative’s price outlook is deteriorating.
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3

Principal Investment Risks:  As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

The following risks apply to the Fund’s direct investments in securities and derivatives as well as the Fund’s indirect risks through investing in the Subsidiary.

●
ABS, MBS and CMBS Risk:  ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default.  Additionally, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans.  During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.  CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

●
Commodity Risk:  Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities.  Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

●
Convertible Bond Risk:  Convertible bonds are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond.  Convertible issuers may not be able to make principal and interest payments on the bond as they become due.  Convertible bonds may also be subject to prepayment or redemption risk.  If a convertible bond held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash at a time that may be unfavorable to the Fund.  When a convertible bond’s value is more closely tied to its conversion to stock feature, it is sensitive to the underlying stock’s price.

●
Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.

●
Derivatives Risk: Derivatives are subject to tracking risk because they may not be perfect substitutes for the instruments they are intended to hedge or replace.  Short positions are subject to potentially unlimited liability.  Purchased options may expire worthless.  Over the counter derivatives, such as swaps, are subject to counterparty default.  Leverage inherent in derivatives such as futures will tend to magnify the Fund’s losses.

●
Fixed Income Risk:  Typically, a rise in interest rates causes a decline in the value of fixed income securities.  The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

●
Foreign Currency Risk:  Currency trading risks include market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies the Fund is long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

●
Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

●
Interest Rates and Bond Maturities Risk:  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rates rise.  Fixed-income securities typically increase in value when interest rates decline.  The Fund may experience adverse exposure from either increasing or declining rates.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

●
Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

Table of Contents - LoCorr MTF Prospectus
4

●
Leverage Risk:  Using derivatives to increase the Fund’s combined long and short exposure creates leverage, which can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.

●
Liquidity Risk:  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.

●
Management Risk:  The Adviser’s and each sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the Adviser’s judgments about the potential performance of the sub-advisers may also prove incorrect and may not produce the desired results.

●
Market Risk:  Overall securities and derivatives market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities and derivatives markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●
Portfolio Turnover Risk: Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

●
Restricted Securities Risk: Rule 144A securities, which are restricted securities, may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Funds may not be able to sell a security when the portfolio managers consider it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.  Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.

●
Short Position Risk:  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  The Fund is required to make a margin deposit in connection with such short sales; The Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities. Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security or instrument.  The Fund’s losses are potentially unlimited in a short position transaction.

●
Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders.  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income, which may be taxed at less favorable rates than capital gains.  Additionally, losses at the subsidiary are not available to be carried forward nor offset by gains at the Fund level.  Your cost of investing in the Fund will be higher because you indirectly bear the expenses of the Subsidiary.

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5

Who Should Invest in the Fund?

The Adviser believes the Fund is appropriate for investors seeking the low-correlation benefits of Market Trend investing, relative to traditional stock portfolios.

Performance:

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual total returns for one-year and since inception compare with that of a broad-based securities index and a secondary index. The returns in the bar chart and best/worst quarter are for Class I shares which do not have sales charges. The performance of Class A and Class C Shares would be lower due to differing expense structures and sales charges.  The returns in the table reflect the maximum applicable sales load of 5.75% on Class A shares, and the maximum deferred sales load of 1.00% on Class C shares for the one-year period.  The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future and does not guarantee future results.  Updated performance information is available at no cost to shareholders by visiting www.LoCorrFunds.com or by calling 1-855-523-8637. Net asset value (“NAV”) per share information may be obtained by visiting www.LoCorrFunds.com/performance.html.

Highest Quarterly Return:	[Q1 2015]	[10.48%]

Lowest Quarterly Return:	[Q4 2016]	[-8.66%]

Average Annual Total Return as of December 31, 2018
	1 Year	Since Inception (6/30/2014)(1)
LoCorr Market Trend Fund (Class I Shares)
Return Before Taxes	[ ]%	[ ]%
Return After Taxes on Distributions	[ ]%	[ ]%
Return After Taxes on Distributions and Sale of Fund Shares	[ ]%	[ ]%
(Class A Shares) Return Before Taxes	[ ]%	[ ]%
(Class C Shares) Return Before Taxes	[ ]%	[ ]%
Bank of America Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%
Barclays CTA Index (reflects no deduction for fees, expenses or taxes)	[ ]%	[ ]%

(1)	The Fund’s inception date is June 30, 2014, the date to which performance is measured. The Fund commenced operations on July 1, 2014.
Table of Contents - LoCorr MTF Prospectus
6

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on the individual investor’s situation and may differ from those shown.  Furthermore, the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).  After-tax returns are shown for Class I shares only and will vary for Class A and Class C shares.

Investment Adviser:  LoCorr Fund Management, LLC
Po rtfolio Managers:   Jon C. Essen, Chief Financial Officer of the Adviser, has served the Fund as a portfolio manager since it commenced operations in 2014; Sean Katof, Senior Vice President of the Adviser, has served the Fund as a portfolio manager since 2016.

Sub-Adviser (Market Trend Strategy):  Graham Capital Management, L.P.
Portfolio Managers:  Kenneth G. Tropin, Chairman of GCM, and Pablo Calderini, President and Chief Investment Officer of GCM, have each served the Fund as a portfolio manager since it commenced operations in 2014.

Sub-Adviser (Fixed Income Strategy):  Nuveen Asset Management, LLC
Portfolio Managers:  Tony Rodriguez, Portfolio Manager of the sub-adviser, has served the Fund as a portfolio manager since 2017. Peter Agrimson, Portfolio Manager of the sub-adviser, has served as a portfolio manager since May 2018.

Pu rchase and Sale of Fund Shares:  You may purchase and redeem shares of the Fund on any day that the New York Stock Exchange is open for trading by written request, telephone, website, wire transfer or through your broker.  You may also exchange shares of the Fund for shares of another Fund in the LoCorr Investment Trust.  Redemptions will be paid by ACH, check or wire transfer.  The minimum initial investment amount for Class A and Class C shares is $2,500.  The minimum initial investment in Class I shares is $100,000.  The minimum subsequent investment amount for all classes is $500.  The Fund or its Adviser may waive any investment minimum.

Tax Information:  Dividends and capital gain distributions you receive from the Fund, whether you reinvest your distributions in additional Fund shares or receive them in cash, are taxable to you at either ordinary income or capital gains tax rates unless you are investing through a tax-deferred plan such as an IRA or 401(k) plan.

Payments to Broker-Dealers and Other Financial Intermediaries:  If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.
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7

ADDITIONAL INFORMATION ABOUT PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objectives: The Fund’s primary investment objective is capital appreciation in rising and falling equity markets with managing volatility as a secondary objective. The Fund’s investment objective may be changed without shareholder approval by the Fund’s Board of Trustees upon 60 days’ written notice to shareholders.

Principal Investment Strategies: The Fund seeks to achieve its investment objectives by allocating its assets using two principal strategies:

●	“Market Trend” Strategy
●	“Fixed Income” Strategy

The Market Trend strategy is a macro-oriented quantitative strategy that employs various investment techniques to select long and short positions in the global futures and foreign exchange markets.  These techniques are designed to produce attractive absolute and risk-adjusted returns while maintaining low correlation to traditional asset classes. The Market Trend strategy is a quantitative trading system driven by trend-following models. The program signals buy and sell orders based on a number of factors, including price, volatility, and length of time a position has been held in the portfolio, and employs sophisticated techniques to gradually enter and exit positions over the course of a trend in order to maximize profit opportunities. It is expected that the average holding period of instruments traded pursuant to the Market Trend strategy will be approximately 50 days; however, that average may differ depending on various factors and the program will make daily adjustments to positions based on both price activity and market volatility.  The Fund’s Adviser delegates management of the Fund’s Market Trend strategy portfolio to a sub-adviser, GCM.

The program trades in a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities. When trading derivative instruments, such as futures or forward contracts, the Fund is only required to post initial or variation margin with the exchange or clearing broker. The use of margin in trading these instruments has the effect of creating leverage, which can expose the Fund to substantial gains or losses occurring from relatively small price changes in the value of the underlying instrument and can increase the volatility of the Fund’s returns. Volatility is a statistical measure of the dispersion of returns of an investment, where higher volatility generally indicates greater risk.  GCM employs macro-oriented quantitative investment techniques to select long and short positions in the global futures and foreign exchange markets.  These techniques are designed to produce attractive absolute and risk-adjusted returns while maintaining low correlation to traditional asset classes.  GCM expects the average holding period of instruments traded pursuant to the Market Trend strategy, will be approximately 50 days, although the daily adjustments will be made to positions based on both price activity and market volatility.

The Fund will execute a portion of its Market Trend strategy by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled subsidiary (the “Subsidiary”).  The Subsidiary will invest the majority of its assets in futures contracts and forward contracts and other investments (short to medium term investment grade securities) intended to serve as margin or collateral for such contracts.  The Subsidiary is managed by the Adviser and sub-advised by GCM and is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.

The Fixed Income strategy is designed to generate interest income and preserve principal by investing primarily in investment grade securities including: (1) obligations issued or guaranteed by the United States Government, its agencies or instrumentalities, (2) securities issued or guaranteed by foreign governments, their political subdivisions or agencies or instrumentalities, (3) bonds, notes, or similar debt obligations issued by U.S. or foreign corporations or special-purpose entities backed by corporate debt obligations, (4) U.S. asset-backed securities (“ABS”), (5) U.S. residential mortgage-backed securities (“MBS”), (6) U.S. commercial mortgage-backed securities (“CMBS”), (7) interest rate-related futures contracts and (8) interest rate-related or credit default swap contracts.  The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Service (“S&P”), or, if unrated, determined to be of comparable quality.  However, the fixed income portion of the Fund’s portfolio will be invested without restriction as to individual issuer country, type of entity, or capitalization.  Futures and swap contracts are used for hedging purposes and as substitutes for fixed income securities.  The Fund’s Adviser delegates management of the Fund’s Fixed Income strategy portfolio to a sub-adviser, Nuveen.
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The Fund seeks to achieve its secondary investment objective primarily by (1) diversifying the Market Trend strategy investments, as applicable, among asset classes and sub-strategies that are not expected to have returns that are highly correlated to each other or the equity or commodities markets, as applicable, and (2) by selecting Fixed Income strategy investments that are short-term to medium-term interest income-generating securities (those with maturities or average lives of less than 10 years) that are expected to be less volatile than and not highly correlated to the equity or commodities markets or the Market Trend strategy, as applicable.

The Adviser anticipates that, based upon its analysis of long-term historical returns and volatility of various asset classes, the Fund will allocate approximately 25% of its assets to its Market Trend strategy, as applicable, and approximately 75% of its assets to the Fixed Income strategy.  However, as market conditions change the portion allocated to each strategy may change.  Notwithstanding such allocation of assets, Fund returns are expected to primarily reflect the returns of the Market Trend strategy given its higher expected volatility.

The Fund may invest in short-term investment grade fixed income securities and money market funds for cash management purposes. The Fund defines investment grade fixed income securities as those that are rated, at the time purchased, in the top four categories by a rating agency such as Moody’s Investors Service, Inc. (“Moody’s”) or Standard & Poor’s Ratings Service (“S&P”), or, if unrated, determined to be of comparable quality.

The Adviser and the LoCorr Funds were granted an exemptive order from the Securities and Exchange Commission that permits the Adviser, with the Board of Trustees approval, to enter into or amend sub-advisory agreements without obtaining shareholder approval.  The order eliminates the need for a shareholder meeting to approve sub-advisors.  Shareholders will be notified if a new sub-adviser is employed by the Adviser.

It is the responsibility of the sub-advisers, under the direction of the Adviser, to make day-to-day investment decisions for the Fund.  The sub-advisers also place purchase and sell orders for portfolio transactions of the Fund in accordance with the Fund’s investment objective and policies.

ADVISER’S INVESTMENT PROCESS

The Adviser will pursue the Fund’s investment objectives, in part, by utilizing its sub-adviser selection and risk management process.

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Sub-adviser Selection.  The Adviser selects sub-advisers it believes can successfully execute the Fund’s overall investment strategies.  The Adviser also monitors and evaluates the performance of the sub-advisers; and implements procedures to ensure each sub-adviser complies with the Fund’s investment policies and restrictions.

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Risk Management.  The Adviser manages the expected volatility of the Fund’s returns by monitoring the interaction and correlation of the returns between the Market Trend and Fixed Income strategies.  Using this risk management process, the Adviser believes the Fund’s returns, over time, will not be highly correlated to the equity markets and will provide the potential for reducing volatility in investors’ portfolios.  The Adviser may also conduct further analysis to assess securities and investments.  The Adviser’s quantitative analysis utilizes historical market price data and forecasts to assess correlation of returns and volatility.

SUB-ADVISERS’ INVESTMENT PROCESS

Graham Capital Management, L.P.

GCM executes the Market Trend strategy by employing macro-oriented quantitative investment techniques to select long and short positions in the global futures and foreign exchange markets.  These techniques are designed to produce attractive absolute and risk-adjusted returns while maintaining low correlation to traditional asset classes. The Market Trend strategy is a quantitative trading system driven by trend-following models. This program signals buy and sell orders based on a number of factors, including price, volatility, and length of time a position has been held in the portfolio. The strategy employs sophisticated techniques to gradually enter and exit positions over the course of a trend in order to maximize profit opportunities. It is expected that the average holding period of instruments traded pursuant to the Market Trend strategy will be approximately 50 days; however, that average may differ depending on various factors and the system will make daily adjustments to positions based on both price activity and market volatility.  The program trades a broad range of markets, including global interest rates, foreign exchange, global stock indices and commodities.
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The Market Trend strategy utilizes a risk overlay model to better control exposure across individual markets and sectors and avoid excessive concentration of investments in a particular market or sector. The overlay model applies sophisticated risk management techniques to the trading signals generated by the sub-models of the Market Trend strategy to enhance the returns of a conventional momentum model.  The risk overlay model is designed to diversify risk across markets and sectors, smooth the volatility of the portfolio and lower execution costs by reducing excessive trading.

Nuveen Asset Management, LLC

Nuveen selects securities for the Fund’s Fixed Income strategy using a “top-down” approach that begins with the formulation of its general economic outlook.  Following this, various sectors and industries are analyzed and selected for investment.  Finally, Nuveen selects individual securities within these sectors or industries that it believes have above peer-group expected yield, potential for capital preservation or appreciation.  In addition to selecting more traditional investments such as government and corporate bonds, Nuveen also selects ABS, MBS, CMBS and derivatives when it believes these investments offer higher yield or better prospects for capital preservation or appreciation than competing investments.

MBS in which the Fund may invest represent participation interests in pools of one-to-four family residential mortgage loans originated by private mortgage originators, as well as multi-family residential loans.  CMBS represent participation interests in pools of commercial property mortgage loans originated by private mortgage originators.  ABS represent interests in pools of loans originated by private lenders, some of which may be government approved or affiliated lenders.  Typically, an asset-backed security is issued by a special purpose vehicle (“SPV”), such as a business trust or limited liability company, whose value and income payments are derived from and collateralized (i.e. backed) by a specified pool of underlying loans.  The pool of loans is usually a group of small-dollar amount loans taken for the same or similar purpose, such as student loans, car loans, or credit card loans, but could include cash flows from loans on aircraft, royalty payments and movie revenues.

Nuveen will use credit default swaps (“CDS”) as part of a replication tactic whereby the Fund combines a (1) CDS on a portfolio of bonds or a single bond with investments in (2) high quality securities, such as U.S. Treasury bills, as an economic substitute for a portfolio of bonds or an individual bond.  Nuveen may also use CDS to protect against the economic effect of an issuer’s default.  A CDS is typically a two-party (bilateral) financial contract that transfers credit risk exposure between the two parties.  The Fund will enter into a CDS by executing an International Swaps and Derivatives Association (ISDA) master agreement, which provides globally-accepted standardized legal documentation for a variety of swap transactions including a CDS.  One party to a CDS (referred to as the credit protection “buyer”) receives credit protection or sheds credit risk, whereas the other party to a CDS (referred to as the credit protection “seller”) is selling credit protection or taking on credit risk.  The seller typically receives pre-determined periodic payments from the other party.  These payments are in consideration for agreeing to make compensating specific payments to the buyer should a negative credit event occur, such as (1) bankruptcy or (2) failure to pay interest or principal on a reference debt instrument or one of the reference issuers in a CDS portfolio.  In general, CDS may be used by the Fund to obtain credit risk exposure similar to that of a direct investment in bonds.

Nuveen uses futures contracts and interest rate swaps to hedge or manage the Fund’s interest rate risk exposure.  To reduce interest rate risk, the Fund will take a short position in an interest rate-related futures contract or a similar position in an interest rate swap contract whereby the Fund agrees to make fixed payments in exchange for receiving floating rate payments that reset according to a reference index such as the London Interbank Offered Rate (LIBOR).  The Fund may also take long positions in futures or swaps to fine-tune or adjust its portfolio interest rate risk profile.

Generally, Nuveen selects futures and swaps to hedge interest rate and credit risks and as substitutes for securities when it believes derivatives provide a better return profile or when specific securities are temporarily unavailable.  Nuveen sells securities and derivatives to adjust interest rate risk, adjust credit risk, when a price target is reached, or when a security’s or derivative’s price outlook is deteriorating.
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LoCorr Market Trend Fund Subsidiary

The Fund will execute its Market Trend strategy, in part, by investing up to 25% of its total assets (measured at the time of purchase) in a wholly-owned and controlled Subsidiary.  The Subsidiary will invest the majority of its assets in futures contracts, forward contracts and other investments intended to serve as margin or collateral for futures positions.  However, the Fund expects to make Market Trend investments outside of the Subsidiary.  The Subsidiary is subject to the same investment restrictions as the Fund, when viewed on a consolidated basis.  By investing in commodities indirectly, via futures, through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund.  Specifically, the Subsidiary is expected to provide the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”).  Subchapter M requires, among other things, that at least 90% of the Fund’s income be derived from securities or derived with respect to its business of investing in securities (typically referred to as “qualifying income”).  The Fund will make investments in commodity futures through the Subsidiary because income from these derivatives is not treated as “qualifying income” for purposes of the 90% income requirement if the Fund invests in the derivative directly. The Internal Revenue Service has issued a number of private letter rulings to other mutual funds (including another fund in the LoCorr Investment Trust), which indicate that certain income from a fund’s investment in a wholly-owned foreign subsidiary will constitute “qualifying income” for purposes of Subchapter M.  The Fund does not have a private letter ruling.  Since the Fund does not have a private letter ruling, to satisfy the 90% income requirement, the Subsidiary will, no less than annually, declare and distribute a dividend to the Fund, as the sole shareholder of the Subsidiary, in an amount approximately equal to the total amount of “Subpart F” income (as defined in Section 951 of the Code) generated by or expected to be generated by the Subsidiary’s investments during the fiscal year.  Such dividend distributions are “qualifying income” pursuant to Subchapter M (Section 851(b)) of the Code.

Because the Fund may invest a substantial portion of its assets in the Subsidiary, which may hold some of the investments described in this Prospectus, the Fund may be considered to be investing indirectly in some of those investments through its Subsidiary.  For that reason, references to the Fund may also include the Subsidiary. The Subsidiary will be subject to the same investment restrictions and limitations, and follow the same compliance policies and procedures, as the Fund when viewed on a consolidated basis.

The Fund and the Subsidiary are each a “commodity pool” under the U.S. Commodity Exchange Act, and the Adviser is a “commodity pool operator” registered with and regulated by the Commodity Futures Trading Commission (“CFTC”).  As a result, additional CFTC-mandated disclosure, reporting and recordkeeping obligations apply with respect to the Fund and the Subsidiary under CFTC and SEC harmonized regulations.

Principal Investment Risks:

The following risks apply to the Fund’s direct investments in securities and derivatives, as applicable, as well as the Fund’s indirect risks through investing in the Subsidiaries, unless otherwise noted.

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ABS, MBS and CMBS Risk:  ABS, MBS and CMBS are subject to credit risk because underlying loan borrowers may default.  Because ABS are typically backed by consumer loans, their default rates tend to be sensitive to the unemployment rate and overall economic conditions.  MBS default rates tend to be sensitive to these conditions and to home prices.  CMBS default rates tend to be sensitive to overall economic conditions and to localized commercial property vacancy rates and prices.  Certain individual securities may be more sensitive to default rates because payments may be subordinated to other securities of the same issuer.  Additionally, ABS, MBS and CMBS are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity.  The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans.  During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate.  CMBS are less susceptible to this risk because underlying loans may have prepayment penalties or prepayment lock out periods.

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Commodity Risk:  The Fund’s exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments, commodity-based exchange traded trusts and commodity-based exchange traded funds and notes may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments.

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Convertible Bond Risk:  Convertible bonds are hybrid securities that have characteristics of both bonds and common stocks and are subject to debt security risk and conversion value-related equity risk.  Convertible bonds are similar to other fixed-income securities because they usually pay a fixed interest rate and are obligated to repay principal on a given date in the future.  The market value of fixed-income securities tends to decline as interest rates increase.  Convertible bonds are particularly sensitive to changes in interest rates when their conversion to equity feature is small relative to the interest and principal value of the bond.  Convertible issuers may not be able to make principal and interest payments on the bond as they become due.  Convertible bonds may also be subject to prepayment or redemption risk.  If a convertible bond held by the Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the issuing company’s common stock or cash at a time that may be unfavorable to the Fund.  Convertible securities have characteristics similar to common stocks especially when their conversion value is greater than the interest and principal value of the bond.  The price of equity securities may rise or fall because of economic or political changes. Stock prices in general may decline over short or even extended periods of time. Market prices of equity securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer’s failure to meet the market’s expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates.  When a convertible bond’s value is more closely tied to its conversion to stock feature, it is sensitive to the underlying stock’s price.

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Credit Risk:  There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of securities held by the Fund may be lowered if an issuer’s financial condition changes.  Lower credit quality may lead to greater volatility in the price of a security and in shares of the Fund.  Lower credit quality also may affect liquidity and make it difficult for the Fund to sell the security.  Default, or the market’s perception that an issuer is likely to default, could reduce the value and liquidity of securities held by the Fund, thereby reducing the value of your investment in Fund shares.  In addition, default may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings.  Credit risk also exists whenever the Fund enters into a foreign exchange or derivative contract, because the counterparty may not be able or may choose not to perform under the contract.  When the Fund invests in foreign currency contracts, or other over-the-counter derivative instruments (including options), it is assuming a credit risk with regard to the party with which it trades and also bears the risk of settlement default.  These risks may differ materially from risks associated with transactions effected on an exchange, which generally are backed by clearing organization guarantees, daily mark-to-market and settlement, segregation and minimum capital requirements applicable to intermediaries.  Transactions entered into directly between two counterparties generally do not benefit from such protections.  Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss.  If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.  In addition, to the extent the Fund deals with a limited number of counterparties, it will be more susceptible to the credit risks associated with those counterparties.  The Fund is neither restricted from dealing with any particular counterparty nor from concentrating any or all of its transactions with one counterparty.  The ability of the Fund to transact business with any one or number of counterparties and the absence of a regulated market to facilitate settlement may increase the potential for losses by the Fund.

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Derivatives Risk: The Fund may use derivatives (including futures, options and options on futures) to enhance returns or hedge against market declines. The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Derivative prices are highly volatile and may fluctuate substantially during a short period of time.  Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; national and international political and economic events, changes in interest rates, inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities.  Derivative contracts such as futures ordinarily have leverage inherent in their terms. The low margin deposits normally required in trading derivatives, including futures contracts, permit a high degree of leverage.  Accordingly, a relatively small price movement may result in an immediate and substantial loss to the Fund. The use of leverage may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations or to meet collateral segregation requirements. The use of leveraged derivatives can magnify the Fund’s potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund’s share price.  Because option premiums paid or received are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

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Fixed Income Risk:  When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. In general, the market price of debt securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Other risk factors include credit risk (the debtor may default) and prepayment risk (the debtor may pay its obligation early, reducing the amount of interest payments). These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

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Foreign Currency Risk:  Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk.  Market risk results from the price movement of foreign currency values in response to shifting market supply and demand. Since exchange rate changes can readily move in one direction, a currency position carried overnight or over a number of days may involve greater risk than one carried a few minutes or hours.  Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency.  Country risk arises because virtually every country has interfered with international transactions in its currency. Interference has taken the form of regulation of the local exchange market, restrictions on foreign investment by residents or limits on inflows of investment funds from abroad.  Restrictions on the exchange market or on international transactions are intended to affect the level or movement of the exchange rate. This risk could include the country issuing a new currency, effectively making the “old” currency worthless.  The Fund may also take short positions, through derivatives, if the Adviser believes the value of a currency is likely to depreciate in value.  A “short” position is, in effect, similar to a sale in which the Fund sells a currency it does not own but, has borrowed in anticipation that the market price of the currency will decline.  The Fund must replace a short currency position by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund took a short position in the currency.

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Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

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Foreign Exchanges Risk:  A portion of the derivatives trades made by a Fund may be take place on foreign markets. Neither existing CFTC regulations nor regulations of any other U.S. governmental agency apply to transactions on foreign markets.  Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

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Interest Rates and Bond Maturities Risk:  Interest rate changes may adversely affect the market value of an investment.  Fixed-income securities typically decline in value when interest rates rise.  Fixed-income securities typically increase in value when interest rates decline.  The Fund may experience adverse exposure from either increasing or declining rates.  Bonds with longer maturities will be more affected by interest rate changes than intermediate-term bonds.

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Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.  The value of securities of smaller issuers can be more volatile than those of larger issuers.  The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

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Leverage Risk:  Using derivatives to increase the Fund’s combined long and short position exposure creates leverage, which can amplify the effects of market volatility on the Fund’s share price and make the Fund’s returns more volatile.  The use of leverage may cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. The use of leverage may also cause the Fund to have higher expenses than those of mutual funds that do not use such techniques.

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Liquidity Risk: The Fund is subject to liquidity risk.  Liquidity risk exists when particular investments of the Fund would be difficult to purchase or sell, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices in order to satisfy its obligations.  Funds with principal investment strategies that involve securities of companies with smaller market capitalizations, non-U.S. securities, Rule 144A securities, derivatives or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk.

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Management Risk:  The net asset value of the Fund changes daily based on the performance of the securities and derivatives in which it invests. The Adviser’s and each sub-adviser’s judgments about the attractiveness, value and potential appreciation of particular asset classes, securities and derivatives in which the Fund invests may prove to be incorrect and may not produce the desired results.  Additionally, the Adviser’s judgments about the potential performance of a sub-adviser may also prove incorrect and may not produce the desired results.  The profitability of the Fund will also depend upon the ability of the Adviser to successfully allocate the Fund’s assets and of GCM’s ability to select assets for the Fund and its wholly owned Subsidiary, as well as Nuveen’s judgments about the attractiveness, value and potential appreciation of the fixed income securities in which the Fund will invest.  There can be no assurance that either the securities selected by the Adviser or a sub-adviser will produce positive returns.

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Market Risk: The net asset value of the Fund will fluctuate based on changes in the value of the securities and derivatives in which the Fund invests. The Fund invests in securities and derivatives, which may be more volatile and carry more risk than some other forms of investment. The price of securities and derivatives may rise or fall because of economic or political changes. Security and derivative prices in general may decline over short or even extended periods of time. Market prices of securities and derivatives in broad market segments may be adversely affected by price trends in commodities, interest rates, exchange rates or other factors wholly unrelated to the value or condition of an issuer.

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Portfolio Turnover Risk: Active and frequent trading may lead to the realization and distribution to shareholders of higher short-term capital gains, which would increase their tax liability. Frequent trading also increases transaction costs, which could detract from the Fund’s performance.

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Restricted Securities Risk: Rule 144A securities, which are restricted securities, may not be readily marketable in broad public markets. A Rule 144A restricted security carries the risk that the Funds may not be able to sell a security when the portfolio managers considers it desirable to do so and/or may have to sell the security at a lower price. In addition, transaction costs may be higher for Rule 144A securities than for more liquid securities.  Although there is a substantial institutional market for Rule 144A securities, it is not possible to predict exactly how the market for Rule 144A securities will develop. A restricted security that when purchased was liquid in the institutional markets may subsequently become illiquid.

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Short Position Risk:  The Fund’s long positions could decline in value at the same time that the value of the short positions increase, thereby increasing the Fund’s overall potential for loss. The Fund’s short positions may result in a loss if the price of the short position instruments rise and it costs more to replace the short positions. In contrast to the Fund’s long positions, for which the risk of loss is typically limited to the amount invested, the potential loss on the Fund’s short positions is unlimited; however, the Fund will be in compliance with Section 18(f) of the 1940 Act to ensure that a Fund shareholder will not lose more than the amount invested in the Fund.  Market factors may prevent the Fund from closing out a short position at the most desirable time or at a favorable price.

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Swap Risk:  Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Funds and the risk that the Funds will not be able to meet their obligations to pay the counterparty to the swap.  Swap agreements may also involve fees, commissions or other costs that may reduce the Funds’ gains from a swap agreement or may cause the Funds to lose money.

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Wholly-Owned Subsidiary Risk: The Subsidiary will not be registered under the 1940 Act and, unless otherwise noted in this Prospectus, will not be subject to all of the investor protections of the 1940 Act.  The Fund, by investing in the Subsidiary, will not have all of the protections offered to investors in registered investment companies.  However, the Fund wholly owns and controls the Subsidiary.  The investments of the Fund and Subsidiary are both managed by the Adviser making it unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders.  The Fund’s Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund’s role as the sole shareholder of the Subsidiary.  Also, the Adviser and GCM, in managing the Subsidiary’s portfolio, will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund, when viewed on a consolidated basis.  By investing in commodities indirectly through the Subsidiary, the Fund will obtain exposure to the commodities markets within the federal tax requirements that apply to the Fund. There is a risk that the IRS will deem the income of such commodities investments not to be “qualifying income” despite the Subsidiary’s distribution of such income through dividends to the Fund resulting in significant tax penalties to the Fund, and indirectly to investors.  The subsidiary is classified as a controlled foreign corporation for US tax purposes. Typically any gains/losses from trading in 1256 futures contracts, such as exchange-traded commodity futures contracts, are taxed 60% as long term capital gains/losses and 40% short term capital gains/losses. However, because the Subsidiary is a controlled foreign corporation, any income received from its investments will be passed through to the Fund as ordinary income and reflected on shareholder’s tax Forms 1099 as such.  Additionally, losses at the subsidiary are not available to be carried forward nor offset by gains at the Fund level.  Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and Subsidiary, respectively, are organized, could result in the inability of the Fund and/or Subsidiary to operate as described in this Prospectus and could negatively affect the Fund and its shareholders. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

Non-Principal Investment Strategies and Related Risks

To reduce overall portfolio market risk or security specific risk, the Adviser may employ hedging strategies.  These strategies attempt to mitigate potential losses in value in certain Fund holdings.  The Adviser attempts to hedge risks by investing long and/or short in exchange-traded futures, exchange-traded funds (“ETFs”) and exchange-traded and over-the-counter options, selling securities short and entering into swap contracts.  The Adviser takes short positions in equity or interest rate futures contracts to protect against declines in the equity market and debt market, respectively.  The Adviser may also invest in inverse ETFs (those that are designed to have price changes that move in the opposite direction of a market index) to protect against declines in the equity market and debt market.  The Adviser may invest in protective put options that give the Fund the right to sell a security at a specific price regardless of the decline in the market price.  The Adviser may also combine long and short (written) put and call options in “spread” transactions that are designed to protect the Fund over a range of price changes.  Short selling is also used to hedge against overall market or sector price declines.  Similarly, swaps contracts (agreements to exchange payments based on price changes in an index or specific security) are used to hedge against overall market, sector or security-specific price declines.

There is no assurance that the Fund will succeed in hedging the underlying portfolio holdings because the value of the hedging vehicle may not correlate perfectly with the underlying portfolio asset.  The Adviser is not aware of any security or combination of securities that would provide a perfect hedge to the Fund’s holdings.  Each of the hedging strategies has inherent leverage risk that may tend to magnify the Fund’s losses.  Derivative contracts, such as futures, have leverage inherent in their terms because of low margin deposits normally required.  Consequently, a relatively small price movement in the futures contract reference index may result in an immediate and substantial loss to the Fund.  Over-the-counter instruments, such as swaps and certain purchased options, are subject to counterparty default risk and liquidity risk.  Swap agreements also involve fees, commissions or other costs that may reduce the Fund’s gains from a swap agreement or may cause the Fund to lose money.  The Fund will incur a loss as a result of a short position if the price of the short position instrument increases in value between the date of the short position sale and the date on which an offsetting position is purchased.  Short positions may be considered speculative transactions and involve special risks, including greater reliance on the Adviser’s ability to accurately anticipate the future value of a security or instrument.  The Fund’s losses are potentially unlimited in a short position transaction.  The Adviser covers hedging positions (buys back, sells or closes out positions) when it believes market price trends are no longer unfavorable or security-specific risks are acceptable or when a different hedging vehicle is more attractive.

Temporary Investments:  To respond to adverse market, economic, political or other conditions, the Fund may invest 100% of its assets, without limitation, in high-quality short-term debt securities and money market instruments.  These short-term debt securities and money market instruments include: shares of money market mutual funds, commercial paper, certificates of deposit, bankers’ acceptances, U.S. Government securities and repurchase agreements.  While the Fund is in a defensive position, the opportunity to achieve its investment objectives will be limited.  Furthermore, to the extent that the Fund invests in money market mutual funds for cash positions, there will be some duplication of expenses because the Fund pays its pro-rata portion of such money market funds’ advisory fees and operational fees.  The Fund may also invest a substantial portion of its assets in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.
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Portfolio Holdings Disclosure:  A description of the Fund’s policies regarding the release of portfolio holdings information is available in the Fund’s Statement of Additional Information (“SAI”).  Shareholders may request portfolio holdings schedules at no charge by calling 1-855-523-8637.

MANAGEMENT

Investment Adviser:  LoCorr Fund Management, LLC, located at 687 Excelsior Boulevard, Excelsior, MN  55331, serves as investment adviser to the Fund.  Subject to the authority of the Fund’s Board of Trustees, the Adviser is responsible for management of the Fund’s investment portfolio, including through the use of sub-advisers.  The Adviser is responsible for selecting the Fund’s sub-advisers and assuring that investments are made according to the Fund’s investment objective, policies and restrictions.  Additionally, the Adviser is responsible for conducting initial and ongoing independent evaluation of asset allocation and oversight of the sub-advisers’ investments.  The Adviser was established in 2010 and has no clients other than the LoCorr Funds.

Pursuant to an advisory agreement between the Fund and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.50% of the Fund’s average daily net assets.  The Fund’s Adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least April 30, 2020, to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation expenses and inclusive of offering and organizational costs incurred prior to the commencement of operations) will not exceed 1.95% of the daily average net assets attributable to each class of the Fund; subject to possible recoupment from a Fund within three years following the date on which the fee waiver or expense reimbursement occurred, if the Fund is able to make the repayment without exceeding its current expense limitations and the repayment is approved by the Board of Trustees.

For the fiscal year ended December 31, 2018, after applicable fee reductions and/or expenses absorbed, the Adviser received a management fee equal to [1.50]% of the Fund’s average daily net assets.

Fee waiver and reimbursement arrangements can decrease a Fund’s expenses and boost its performance.  A discussion regarding the basis for the Board of Trustees’ approval of the advisory and sub-advisory agreements with respect to the Fund is available in the Fund’s semi-annual shareholder report dated June 30, 2018.

Investment Adviser Portfolio Managers:

Jon C. Essen, Chief Financial Officer. Mr. Essen has served as Chief Financial Officer of the Adviser since it was founded in November 2010.  Mr. Essen also serves as Senior Vice President and Chief Financial Officer of Octavus Group, LLC, and as a Registered Representative of LoCorr Distributors, LLC, positions both held since April 2008.  Mr. Essen also began serving as Principal of LoCorr Distributors, LLC in September 2008.  Mr. Essen also served as Chief Operating Officer of the Adviser and affiliates from 2008 to 2016. Previously, Mr. Essen served as Chief Operating Officer of a commercial finance enterprise from May 2002 to April 2008.  Additionally, Mr. Essen was Chief Financial Officer of Jundt Associates, Inc. from 1998 to 2002 and served as Treasurer of Jundt Funds, Inc. and American Eagle Funds, Inc. from 1999 to 2002.

Sean Katof, Senior Vice President. Mr. Katof, CFA, has served as Senior Vice President and Portfolio Manager for the Funds since 2016. Prior to joining LoCorr, Mr. Katof served as Director of Capital Markets at SLOCUM, an institutional consulting firm, from 2005 to 2015. Prior to joining SLOCUM, Mr. Katof served as Portfolio Manager at Devenir Investment Advisors where he managed the Industry Leaders Core Equity portfolio from 2004 - 2005. Prior to that, Mr. Katof was a Vice President and Portfolio Manager at INVESCO Funds Group where he worked from 1994 – 2003. Mr. Katof received his B.S. in Business Administration with an emphasis in Finance from the University of Colorado at Boulder and an M.S. in Finance from the University of Colorado at Denver. Mr. Katof holds the Chartered Financial Analyst (CFA) designation.
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Sub-Advisers:

Gra ham Capital Management, L.P. , located at 40 Highland Avenue, Rowayton, CT 06853, serves as a sub-adviser to the Fund.  Subject to the authority of the Board of Trustees and oversight by the Adviser, GCM is responsible for management of the Fund’s tactical trend futures investment portfolio according to the Fund’s investment objective, policies and restrictions.  GCM is paid by the Adviser, not the Fund.  The Fund’s management fee does not change based on the fee paid to GCM.  GCM has nearly 20 years of experience managing futures-based assets for institutional clients such as the Fund.  As of December 31, 2018, GCM had approximately $[15.1 billion] in assets under management.

GCM Portfolio Managers:

Kenneth G. Tropin, Chairman. Mr. Tropin is the Chairman and the founder of GCM.  In May 1994, he founded GCM and became an Associated Person and Principal effective July 27, 1994.  Mr. Tropin developed the firm’s original trading programs and is responsible for the overall management of the organization, including the investment of its proprietary trading capital.

Pablo Calderini, President and Chief Investment Officer. Mr. Calderini is the President and Chief Investment Officer of GCM and, among other things, is responsible for the management and oversight of the discretionary and systematic trading businesses at GCM. He joined GCM in August 2010 and became an Associated Person and Principal of GCM effective August 13, 2010.  Prior to joining GCM, Mr. Calderini worked at Deutsche Bank from June 1997 to July 2010 where he held positions of increasing responsibility, most recently the Global Head of Equity Proprietary Trading. Mr. Calderini commenced his career at Deutsche Bank as Global Head of Emerging Markets.  During his tenure at Deutsche Bank, Mr. Calderini also helped manage several groups across the fixed income and equity platforms, including the Global Credit Derivatives Team.  Mr. Calderini received a B.A. in Economics from Universidad Nacional de Rosario in 1987 and a Masters in Economics from Universidad del Cema in 1988, each in Argentina.

Nuveen Asset Management, LLC , located at 333 West Wacker Drive, Chicago, IL 60606, serves as a sub-adviser to the Fund.  Subject to the authority of the Board of Trustees and oversight by the Adviser, Nuveen is responsible for management of the Fund’s fixed income investment portfolio according to the Fund’s investment objective, policies and restrictions.  Nuveen is paid by the Adviser, not the Fund.  Nuveen has decades of experience managing fixed income assets for individual investors and institutional clients such as the Fund.  As of December 31, 2018, Nuveen had approximately $[176 billion] in assets under management.

Nuveen Portfolio Managers:

Tony Rodriguez, Portfolio Manager.  Mr. Rodriguez joined Nuveen in 2002 and serves as co-head of fixed income. Mr. Rodriguez served as a head of global corporate bonds for Credit Suisse Asset Management and managing director and head of corporate bonds for Prudential Global Asset Management. He received a B.A. in economics from Lafayette College and an M.B.A. in finance from New York University.

Peter Agrimson, CFA, Portfolio Manager. Mr. Agrimson joined Nuveen in 2008 and is the lead manager of the Short Duration Multi Sector strategy and is a member of the Securitized Debt Sector Team.  He received a B.S. in finance from Northern Illinois University.

Prior Performance of GCM

GCM manages the Graham Tactical Trend Strategy (“Tactical Trend”), an investment strategy with substantially similar objectives and strategies to those it uses to manage the portion of the Fund’s assets allocated to it.

The following tables set forth performance data relating to the historical performance of Tactical Trend, which represents the performance of various accounts managed by GCM with investment objectives, policies, strategies and risks substantially similar to those employed by the sub-adviser in the management of its allocated portion of the Fund. These accounts include a proprietary account of GCM, which is the longest running account included in the performance data shown below, and other client accounts.  The data, which has been provided by the sub-adviser, is provided to illustrate the past performance of the sub-adviser in managing an investment strategy with substantially similar investment strategies measured against the Barclays CTA Index and does not represent the performance of the Fund. The performance data of Tactical Trend is presented on a proforma basis to reflect the fees and expenses applicable to Class I Shares of the Fund, subject to the Fee Waiver and/or Reimbursement but exclusive of the Acquired Fund Fees and Expenses, rather than those applicable to the strategy. Tactical Trend is not subject to the diversification requirements, specific tax restrictions and investment limitations imposed on the Fund by the Investment Company Act of 1940, as amended (the “1940 Act”), or Subchapter M of the Code. In particular, in order to comply with asset segregation rules under the 1940 Act, the Fund will be subject to limitations on the amount of exposure it may maintain in respect of certain futures, primarily commodity based and fixed income futures, which limitation does not apply to the trading of Tactical Trend in the chart.  Consequently, the performance results for Tactical Trend could have been adversely affected if the strategy had been operated as a registered investment company. Tactical Trend was valued on a monthly basis, which differs from the Securities and Exchange Commission’s standardized method of calculating performance that employs daily valuation and may produce different results. You should not consider the past performance of Tactical Trend as indicative of future performance of the Fund.
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The fees and expenses associated with an investment in Tactical Trend are different from the fees and expenses associated with an investment in the Fund; accordingly the performance of Tactical Trend shown here has been adjusted to reflect the estimated fees and expenses of Class I shares of the Fund, as detailed in the preceding paragraph.  If returns had been calculated based on the estimated fees and expenses of Class A or Class C shares of the Fund, returns would have been lower.

The performance presented below for the similarly managed accounts is shown on a net basis. Results include the reinvestment of dividends and capital gains.  For those Tactical Trend accounts that are traded on a notionally-funded basis, unlike the Fund which is fully funded, the performance for such accounts is adjusted to include interest income earned on cash and cash equivalents calculated for each month in the reporting period by multiplying the then applicable Treasury Bill rate by a factor of 0.90, which represents the average rate of free cash for the portfolio.

The chart below shows the net annual returns for the Tactical Trend accounts for the calendar years shown, adjusted to reflect the fees, expenses and interest income as described above.  Rates of return are asset-weighted and are calculated as the change in total capital, as adjusted for subscriptions and redemptions during the period.

Name	2009	2010	2011	2012	2013(1)	2014	2015	2016	2017	2018
Tactical Trend	4.76%	3.58%	-1.05%	3.49%	7.78%	22.11%	5.00%	-11.35%	3.93%	[ ]%
Barclays CTA Index(2)	-0.10%	7.05%	-3.09%	-1.70%	-1.42%	7.63%	-1.50%	-1.15%	0.80%	[ ]%
(1)	The first client account commenced trading on 11/1/2013.
(2)
The Barclays CTA Index is a leading industry benchmark of representative performance of investment vehicles of commodity trading advisors. There are [522] programs included in the calculation of the Barclays CTA Index for the year 2018, which is unweighted and rebalanced at the beginning of each year.

The chart below shows the average annual historical performance of Tactical Trend.

For the Periods Ended 12/31/18	Graham Tactical Trend Strategy	Barclays CTA Index
1 Year	[ ]%	[ ]%
5 Years	[ ]%	[ ]%
10 Years	[ ]%	[ ]%
Since Inception*	[ ]%	[ ]%

* The inception date for Tactical Trend was 10/1/2006 for the proprietary account and the first client account commenced trading on 11/1/2013.
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Investment Subsidiary

The Fund may invest up to 25% of the Fund’s total assets (measured at the time of purchase) in the Subsidiary.  The Subsidiary will invest the majority of its assets in futures contracts and other investments intended to serve as margin or collateral for futures positions.  The Subsidiary is organized under the laws of the Cayman Islands, and is overseen by its own board of directors.  The Fund is the sole shareholder of the Subsidiary. It is not currently expected that shares of the Subsidiary will be sold or offered to other investors.  If, at any time, the Subsidiary proposes to offer or sell its shares to any investor other than the Fund, you will receive 60 days’ prior notice of such offer or sale.

As with the Fund, the Adviser is responsible for the Subsidiary’s day-to-day business pursuant to an investment advisory agreement with the Subsidiary.  The Adviser delegates execution of investment management to GCM, pursuant to a sub-advisory agreement. Under these agreements, the Adviser and GCM provide the Subsidiary with the same type of investment management services, under the same terms, as are provided to the Fund.  The advisory agreement and sub-advisory agreements provide for automatic termination upon the termination of the investment advisory agreement with respect to the Fund.  The Subsidiary has also entered into separate contracts for the provision of custody services with the same service provider that provides those services to the Fund.

The advisory and sub-advisory fees are paid with respect to the Fund and Subsidiary on a consolidated basis.  The Subsidiary bears the fees and expenses incurred in connection with the custody services that it receives.  The Fund expects that the expenses borne by the respective Subsidiary will not be material in relation to the value of the Fund’s assets.  It is also anticipated that the Fund’s own expenses will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level.

The Subsidiary will be managed pursuant to compliance policies and procedures that are the same, in all material respects, as the policies and procedures adopted by the Fund.  As a result, the Adviser and GCM are subject to the same investment policies and restrictions that apply to the management of the Fund, and, in particular, to the requirements relating to portfolio leverage, liquidity, brokerage, and the timing and method of the valuation of the Subsidiary’s portfolio investments, when viewed on a consolidated basis with the Fund.  These policies and restrictions are described in detail in the SAI.  The Fund’s Chief Compliance Officer oversees implementation of the Subsidiary’s policies and procedures and makes periodic reports to the Fund’s Board regarding the Subsidiary’s compliance with its policies and procedures.

The financial statements of the Subsidiary will be consolidated in the Fund’s financial statements, which are included in the Fund’s annual and semi-annual reports.  The Fund’s annual and semi-annual reports are distributed to shareholders, and copies of the reports are provided without charge upon request as indicated on the back cover of this Prospectus.  Please refer to the SAI for additional information about the organization and management of the Subsidiary.

HOW SHARES ARE PRICED

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is determined at 4:00 p.m. (Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.  NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV).  The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.  The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including management, administration, and distribution fees (if any), which are accrued daily.  The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund’s investments are valued each day at the last quoted sales price on each investment’s primary exchange.  Investments traded or dealt in upon one or more exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the last bid on the primary exchange.  Investments primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  If market quotations are not readily available, investments will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used.  In these cases, the Fund’s NAV will reflect certain portfolio investments’ fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for an investment is materially different than the value that could be realized upon the sale of that investment. The fair value prices can differ from market prices when they become available or when a price becomes available.
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The Fund may use independent pricing services to assist in calculating the value of the Fund’s investments.  In addition, market prices for foreign investments are not determined at the same time of day as the NAV for the Fund.  Because the Fund may invest in funds which hold portfolio investments primarily listed on foreign exchanges and these exchanges may trade on weekends or other days when the funds do not price their shares, the value of some of the Fund’s portfolio investments may change on days when you may not be able to buy or sell Fund shares.  In computing the NAV, the Fund values foreign investments held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE.  Prices of foreign investments quoted in foreign currencies are translated into U.S. dollars at current rates.  If events materially affecting the value of an investment in the Fund’s portfolio, particularly foreign investments, occur after the close of trading on a foreign market but before the Fund prices its shares, the investment will be valued at fair value.  For example, if trading in a portfolio investment is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the investment using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio investments can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short-term traders.  The determination of fair value involves subjective judgments.  As a result, using fair value to price an investment may result in a price materially different from the prices used by other mutual funds to determine net asset value or from the price that may be realized upon the actual sale of the investment.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

HOW TO PURCHASE SHARES

Share Classes
This Prospectus describes three classes of shares offered by the Fund: Class A, Class C and Class I.  The Fund offers these classes of shares so that you can choose the class that best suits your investment needs.  The main differences between each class are sales charges, ongoing fees and minimum investment requirements.  For information on ongoing distribution fees, see Distribution Fees on page 29 of this Prospectus.  Each class of shares of the Fund represents an interest in the same portfolio of investments within the Fund.  There is no investment minimum on reinvested distributions and the Fund may change investment minimums at any time.

The Fund reserves the right to waive sales charges and investment minimums.  The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary.  Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers, which are discussed below.  In all instances, it is the purchaser’s responsibility to notify the Fund or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.  Please see “Intermediary-Defined Sales Charge Waiver Policies” in Appendix A to this Prospectus for more information.
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Class A Shares
Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and are subject to a distribution plan pursuant to Rule 12b-1 under the 1940 Act, under which Class A shares are charged 12b-1 distribution fees of an annual rate not to exceed 0.25% of the average daily net assets of Class A shares.  Over time, fees paid under this distribution plan will increase the cost of a Class A shareholder’s investment and may cost more than other types of sales charges.  The minimum initial investment in Class A shares of the Fund is $2,500 for all accounts.  The minimum subsequent investment in Class A shares of the Fund is $500 for all accounts.  The sales charge varies, depending on how much you invest.  There are no sales charges on reinvested distributions.  Because of rounding in the calculation of the “offering price”, the actual sales charge you pay may be more or less than that calculated using the percentages shown below. The following sales charges apply to your purchases of Class A shares of a Fund:

Amount Invested	Sales Charge as a % of Offering Price	Sales Charge as a % of Amount Invested	Dealer Reallowance
Under $25,000	5.75%	6.10%	5.00%
$25,000 to $49,999	5.00%	5.26%	4.25%
$50,000 to $99,999	4.75%	4.99%	4.00%
$100,000 to $249,999	3.75%	3.83%	3.25%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 and above	0.00%	0.00%	See below

“Dealer reallowance” is the portion of the sales charge deducted from a mutual fund investment that is paid as a commission to the authorized broker-dealer responsible for assisting you with your investment in Class A shares of the Fund.  In the case of investments of $1,000,000 or more, no sale charge is deducted from the cost of your purchase.  In that case, the Fund is reimbursed in connection with the dealer reallowance retained by the authorized broker-dealer calculated as follows: 1.00% on purchases between $1 million and $3 million, 0.50% on amounts over $3 million but less than $5 million, and 0.25% on amounts over $5 million (except in certain situations where there are systems limitations that result in a slightly different calculation). The dealer reallowance rate is determined based on the purchase amount combined with the current market value of existing investments in Class A shares.

As shown, investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares are subject to a contingent deferred sales charge (“CDSC”) on shares redeemed within 12 months after their purchase in the amount of the dealer reallowance paid on the shares redeemed.  Any applicable CDSC will be based on the original cost of the shares redeemed.  Shares will be aged on the first day of each month regardless of when in the month they were purchased.

How to Reduce Your Sales Charge

You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Fund’s transfer agent in writing and supply your account number at the time of purchase.  You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility.  If applicable, you will need to provide the account numbers of your spouse and your children as well as the ages of your children.

Rights of Accumulation: To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares and Class C shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares and Class C shares that you own based on the Fund’s current public offering price. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of the Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:
●
Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor);

●	Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs;
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●	Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Letter of Intent: Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of the Fund, with a minimum of $25,000, during a 13-month period. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to new purchases made on or after that date.  At your written request, Class A share purchases made during the previous 90 days may be included.  The amount you agree to purchase determines the initial sales charge you pay.  If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested.  You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI.  The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase.  If you do not complete the total intended purchase at the end of the 13 month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Repurchase of Class A Shares: If you have redeemed Class A shares of the Fund within the past 120 days, you may repurchase an equivalent amount of Class A shares of the Fund at NAV without the normal front-end sales charge. In effect, this allows you to reacquire shares that you may have had to redeem without repaying the front-end sales charge. You must notify the Fund that you intend to do so in writing. The Fund must receive your purchase order within 120 days of your redemption.

Sales Charge Waivers

The sales charge on purchases of Class A shares is waived for certain types of investors, including:

●
Current and retired trustees and officers of the Fund sponsored by the Adviser or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Adviser.

●
Employees of the Adviser and the sub-advisers and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

●	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the Fund’s shares and their immediate families.

●
Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

●
Clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisors may charge a separate fee.

●	Institutional investors (which may include bank trust departments and registered investment advisors).

●	Any accounts established on behalf of registered investment advisors or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

●	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

●
Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in the Fund are part of an omnibus account. A minimum initial investment of $1 million in the Fund is required. The distributor in its sole discretion may waive these minimum dollar requirements.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”).

Investors may need to provide their financial intermediary with the information necessary to take full advantage of reduced or waived Class A sales charges.  Certain intermediaries may provide different sales charge waivers or discounts.  These waivers and/or discounts and the applicable intermediaries are described under “Intermediary-Defined Sales Charge Waiver Policies” in Appendix A to this prospectus.
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Class C Shares
If you select Class C shares, you do not pay an initial sales charge at the time of purchase.  However, the distributor compensates the selling dealer or other financial intermediary.  If you redeem your Class C shares within one year after purchase, you may be required to pay a CDSC.  You will also pay distribution and service fees of 1.00% each year under a distribution plan that the Fund has adopted pursuant to Rule 12b-1 under the 1940 Act.  Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees increase the cost of your investment and may cost you more than paying other types of sales charges.  The distributor uses the money that it receives from the distribution fees primarily to compensate financial consultants, selected securities brokers or other financial intermediaries who assist you in purchasing Fund shares and also to cover the costs of marketing and advertising.  The service fees pay for personal services provided to shareholders and the maintenance of shareholder accounts.  Proceeds from the CDSC and the 1.00% Distribution Plan payments made in the first year after purchase are paid to the Distributor and are used in whole or in part by the distributor to pay the Adviser for financing the 1.00% up-front commission to dealers who sell Class C shares.  If you redeem Class C shares within one year after purchase, you may be charged a CDSC of 1.00%.  Shares acquired through reinvestment of distributions are not subject to a CDSC.  Your CDSC will be based on the original cost of the shares being redeemed.  If you sell only some of your shares, shares not subject to a CDSC are sold first.

Class I Shares
Class I shares of the Fund are sold at NAV without an initial sales charge and are not subject to Rule 12b-1 distribution fees, but have a higher minimum initial investment than Class A and Class C shares. This means that 100% of your initial investment is placed into shares of the Fund.  Class I shares require a minimum initial investment of $100,000 and the minimum subsequent investment is $500.

Factors to Consider When Choosing a Share Class

When deciding which class of shares of the Fund to purchase, you should consider your investment goals, present and future amounts you may invest in the Fund, and the length of time you intend to hold your shares.  To help you make a determination as to which class of shares to buy, please refer back to the examples of the Fund’s expenses over time in the Fees and Expenses of the Fund section for the Fund in this Prospectus.  You also may wish to consult with your financial adviser for advice with regard to which share class would be most appropriate for you.

Purchasing Shares

You may purchase shares of the Fund by sending a completed application to the following address:

Regular Mail
LoCorr Investment Trust c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701

Express/Overnight Mail
LoCorr Investment Trust c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202

Neither the Fund nor its transfer agent considers the U.S. Postal Service or other independent delivery services to be their agents.  Therefore, deposit in the mail or with such services, or receipt at the U.S. Bancorp Fund Services, LLC post office box of applications, orders or redemptions requests, does not constitute receipt by the transfer agent of the Fund. Receipt of purchase orders or redemption requests is based on when the order is received at the Transfer Agent’s offices.
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The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts.  As requested on the application, you must supply your full name, date of birth, social security number and permanent street address. If you are opening an account in the name of a legal entity (e.g., partnership, limited liability company, business trust, corporation, etc.), you must also supply the identity of the beneficial owners of the legal entity. Mailing addresses containing only a P.O. Box will not be accepted.  This information will assist the Fund in verifying your identity.  Until such verification is made, the Fund may temporarily limit additional share purchases.  In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity.  As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

Purchase through Brokers:  You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor.  The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund.  The Fund will be deemed to have received a purchase order when an authorized broker or its designee receives the order.  The broker or agent may set their own initial and subsequent investment minimums.  You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund.  Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund.  You should carefully read the program materials provided to you by your servicing agent.

Telephone Purchases:  Investors may purchase additional shares of the Fund by calling 1-855-523-8637. If you accepted telephone options on your account application, and your account has been open for at least 15 days, telephone orders will be accepted via electronic funds transfer from your bank account through the Automated Clearing House (“ACH”) network. You must have banking information established on your account prior to making a purchase. If you order is received prior to 4:00 p.m. Eastern time, your shares will be purchased at the net asset value calculated on the day your order is placed.

Telephone trades must be received by or prior to market close. During periods of high market activity, shareholders may encounter higher than usual call waits. Please allow sufficient time to place your telephone transaction.

Purchase by Wire:  If you wish to wire money to make an investment in the Fund, please call the Fund at 1-855-523-8637. If you are making your first investment in the LoCorr Funds, before you wire funds, the transfer agent must have a completed application. You may mail or overnight deliver your application to the transfer agent. Upon receipt of your completed application, the transfer agent will establish an account for you. The account number assigned will be required as part of the instruction that should be provided to your bank to send the wire. Your bank must include both the name of the Fund you are purchasing, the account number, and your name so that your wire is correctly applied. Wired funds must be received prior to 4:00 p.m. (Eastern Time) to be eligible for same day pricing. The Fund and U.S. Bank, N.A. are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system, or from incomplete wiring instructions.

Automatic Investment Plan:  You may participate in the LoCorr Funds’ Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts.  You may elect to make subsequent investments by transfers of a minimum of $500 on specified days of each month into your established Fund account.  Please contact the Fund at 1-855-523-8637 for more information about the Automatic Investment Plan.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares.  Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased.  After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address.  Make all checks payable to the Fund.  All checks must be in U.S. dollars. The Fund will not accept payment in cash or money orders. The Fund also does not accept post-dated checks or any conditional order or payment. To prevent check fraud, the Fund will not accept third party checks, Treasury checks, credit card checks, traveler’s checks or starter checks for the purchase of shares.

Note:  U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any purchases that do not clear.
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When Order is Processed

All shares will be purchased at the NAV per share (plus applicable sales charges, if any) next determined after the Fund receives your application or request in good order.  All requests received in good order by the Fund before 4:00 p.m. (Eastern Time) will be processed on that same day.  Requests received after 4:00 p.m. (Eastern Time) will be processed on the next business day.

Good Order:  When making a purchase request, make sure your request is in good order.  “Good order” means your purchase request includes:
●       the name of the Fund and share class;
●       the dollar amount of shares to be purchased
●       a completed application or investment stub; and
●       check payable to the Fund in which you would like to invest

Retirement Plans

You may purchase shares of the Fund for your individual retirement plans.  Please call the Fund at 1-855-523-8637 for the most current listing and appropriate disclosure documentation on how to open a retirement account.

Exchange Privilege

You can exchange your shares of the Fund for the corresponding class of shares in another Fund in the LoCorr Investment Trust (if available). Any exchange is subject to the same minimums as an initial or subsequent investment, as applicable. You can request your exchange in writing or by calling the transfer agent at 1-855-523-8637.  Be sure to read the current Prospectus for the Fund into which you are exchanging. Exchanges may only be made on days when both affected Funds are open for business. Any new account established through an exchange will have the same registration as the account from which you are exchanging and will have the same privileges as your original account (as long as they are available). In addition, the Trust reserves the right to change or discontinue its exchange privilege, or temporarily suspend this privilege during unusual market conditions, to the extent permitted under applicable SEC rules.

HOW TO REDEEM SHARES

Redeeming Shares:  You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

Regular Mail
LoCorr Investment Trust c/o U.S. Bank Global Fund Services P.O. Box 701 Milwaukee, WI 53201-0701

Express/Overnight Mail
LoCorr Investment Trust c/o U.S. Bank Global Fund Services 615 East Michigan Street Milwaukee, WI 53202

Redemptions by Telephone: To redeem by telephone, call 1-855-523-8637. The telephone redemption privilege is automatically available to all new accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct them to remove this privilege from your account. You may redeem up to $50,000 using the telephone redemption privilege.
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The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  The Fund, the transfer agent, and their respective affiliates will not be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  If an account has more than one owner or authorized person, the Fund will accept telephone instructions from any one owner or authorized person.  The Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

Telephone trades must be received by or prior to market close.  During periods of high market activity, shareholders may encounter higher than usual call waits.  Please allow sufficient time to place your telephone transaction.  Once a telephone transaction has been placed, it cannot be canceled or modified after the close of regular trading on the NYSE (generally, 4:00 p.m. Eastern time).

Redemptions through Broker:  Broker-dealers are authorized to receive redemption orders on behalf of the Fund.  The Fund will be deemed to have received a redemption order when an authorized broker or its designee receives the order.  If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Redemptions by Wire:  You may request that your redemption proceeds be wired directly to your bank account. If you submitted a voided check with your application in order to establish bank instructions on the account, you may have your redemption proceeds wired to the predetermined bank account or funds may be sent via electronic funds transfer through the ACH network, also to the bank account previously designated. The Fund’s transfer agent imposes a $15 fee for each wire redemption. This fee is deducted from the redemption proceeds from a complete or share specific redemption. For partial redemptions, the fee will be deducted from the account. Your bank may also impose a fee for the incoming wire. You do not incur any charge when proceeds are sent via the ACH system and credit is typically available within 2-3 days.

The Fund typically sends redemption proceeds on the next business day (a day when the NYSE is open for normal business) after the redemption request is received, regardless of whether the request is made in writing, by telephone, wire, or an ACH transfer. Under unusual circumstances, the Fund may suspend redemptions, or postpone payment for up to seven days, as permitted by federal securities law. Shares purchased by check or electronic funds transfer through the ACH network, may be sold only after the purchase amount clears, which may take up to seven calendar days.  Under normal circumstances, the Fund expects to meet redemption requests through the sale of investments held in cash or cash equivalents.

The Fund may also choose to sell portfolio assets for the purpose of meeting such requests. In situations in which investment holdings in cash or cash equivalents are not sufficient to meet redemption requests, the Fund may also borrow money through a bank line-of-credit. The Fund further reserves the right to distribute “in kind” securities from the Fund’s portfolio in lieu (in whole or in part) of cash under certain circumstances, including under stressed market conditions.

Redemptions in Kind:  Under normal or stressed market conditions, the Fund reserves the right to honor requests for redemption or repurchase orders by making payment in whole or in part in readily marketable securities (“redemption in kind”) if the amount is greater than (the lesser of) $250,000 or 1% of the Fund’s assets.  The securities will be chosen by the Fund and valued at the Fund’s net asset value.  A shareholder will be exposed to market risk until these securities are converted to cash and may incur transaction expenses in converting these securities to cash.
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When You Need Signature Guarantees:  If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed.  A signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed, from either a Medallion program member or a non-Medallion program member:

●	If ownership is being changed on your account;
●	When redemption proceeds are payable or sent to any person, address or bank account not on record;
●	If a change of address was received by the Fund’s transfer agent within the last 30 days;
●	For all redemptions in excess of $50,000 from any shareholder account

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public cannot guarantee signatures.

In addition to the situations described above, the Fund and/or the transfer agent reserve the right to require a signature guarantee in other instances based on the circumstances relative to the particular situation.  The Fund reserves the right to waive any signature requirement at their discretion.

Non-financial transactions including establishing or modifying certain services on an account may require a signature guarantee, signature verification from a Signature Validation Program member or other acceptable form of authentication from a financial institution source.

Additional documents are required for certain type of redemptions such as redemptions from corporations, partnerships, or from accounts with executors, trustees, administrations or guardians.

Retirement Plans:  If you own an IRA or other retirement plan, you must indicate on your written redemption request whether the Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding. Shares held in IRA and other retirement plan accounts may be redeemed by telephone at 1-855-523-8637. Investors will be asked whether or not to withhold taxes from any distribution.

Low Balances:  If at any time your account balance in a Fund falls below the amounts per share class listed in the table below, the Fund may notify you that, unless the account is brought up to at least the per-class minimum within 60 days of the notice, your account could be closed.

Class	A	C	I
Minimum	$2,500	$2,500	$100,000

After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record.  Your account will not be closed if the account balance drops below the per-class minimum due to a decline in NAV.

FREQUENT PURCHASES AND REDEMPTIONS OF FUND SHARES

The Fund discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

●	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy;”

●	Rejecting or limiting specific purchase requests; and

●	Rejecting purchase requests from certain investors.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.
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Based on the frequency of redemptions in your account, the Adviser or the Fund may in the sole discretion of each determine that your trading activity is detrimental to the Fund as described in the Fund’s Market Timing Trading Policy and elect to: (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund; and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund.

The Fund reserves the right to reject or restrict purchase requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial advisor) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund.  While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in their ability to monitor the trading activity or enforce the Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Fund or their transfer agent or shareholder servicing agent suspect there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Fund or the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

TAX STATUS, DIVIDENDS AND DISTRIBUTIONS

Any sale or exchange of the Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold.  (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

The Fund intends to distribute substantially all of its net investment income at least annually and net capital gains annually.  Both types of distributions will be reinvested in shares of the Fund unless you elect to receive cash.  If you would like to change your distribution options, you may write or call the transfer agent in advance of the next distribution.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Fund will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

If you elect to receive distributions and/or capital gains paid in cash, and the U.S. Postal Service cannot deliver the check, or if a check remains outstanding for six months, the Fund reserves the right to reinvest the distribution check in your account, at the Fund’s current net asset value, and to reinvest all subsequent distributions. You can change the distribution option on your account at any time by writing or calling the transfer agents. Any request to change your option should be submitted five days prior to the record date of the next distribution.
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Your redemptions, including exchanges, may result in a capital gain or loss for federal tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

Beginning in 2013, pursuant to provisions of the Health Care and Education Reconciliation Act, a 3.8% Medicare tax on net investment income (including capital gains and dividends) will also be imposed on individuals, estates and trusts, subject to certain income thresholds.

On the application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend, redemption or exchange proceeds.

The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.

This summary is not intended to be and should not be construed to be legal or tax advice.  You should consult your own tax advisors to determine the tax consequences of owning the Fund’s shares.

DISTRIBUTION OF SHARES

Distributor:  Quasar Distributors, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin  53202, is the principal underwriter/distributor for the shares of the Fund.  The distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).  Shares of the Fund are offered on a continuous basis.

Distribution Fees:  The Fund has adopted a Distribution Plan (“12b-1 Plan” or “Plan”), for Class A and Class C shares pursuant to which the Fund pays the Fund’s distributor an annual fee for distribution and shareholder servicing expenses as indicated in the following table of the Fund’s average daily net assets attributable to the respective class of shares.

Class	A	C
12b-1 Fee	0.25%	1.00%

The 1.00% fee for Class C shares consists of a 0.75% distribution fee and a 0.25% shareholder servicing fee. The Fund’s distributor and other entities are paid under the Plan for services provided and the expenses borne by the distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund’s shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials.  In addition, the distributor or other entities may utilize fees paid pursuant to the Plan to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.  Over time, 12b-1 fees paid under this distribution and service plan will increase the cost of a Class A or Class C shareholder’s investment and may cost more than other types of sales charges.

Additional Compensation to Financial Intermediaries:  The Fund’s distributor, its affiliates, and the Adviser and its affiliates may, at their own expense and out of their own assets, including their legitimate profits from Fund-related activities, provide additional cash payments to financial intermediaries who sell shares of the Fund.  Financial intermediaries include brokers, financial planners, banks, insurance companies, retirement or 401(k) plan administrators and others.  These payments may be in addition to the Rule 12b-1 fees and any sales charges that are disclosed elsewhere in this Prospectus.

These payments are generally made to financial intermediaries that provide shareholder or administrative services, or marketing support.  Marketing support may include access to sales meetings, sales representatives and financial intermediary management representatives, inclusion of the Fund on a sales list, including a preferred or select sales list, or other sales programs.  These payments also may be made as an expense reimbursement in cases where the financial intermediary provides shareholder services to Fund shareholders.  The distributor may, from time to time, provide promotional incentives to certain investment firms.  Such incentives may, at the distributor’s discretion, be limited to investment firms who allow their individual selling representatives to participate in such additional compensation.
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Householding:  To reduce expenses, the Fund mails only one copy of the prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-855-523-8637 on days the Fund is open for business or contact your financial institution.  The Fund will begin sending you individual copies thirty days after receiving your request.

Lost Shareholders, Inactive Accounts and Unclaimed Property: It is important that the Fund maintains a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the investor or rightful owner of the account. If the Fund is unable to locate the investor, then it will determine whether the investor’s account can legally be considered abandoned. Your mutual fund account may be transferred to your state of residence if no activity occurs within your account during the “inactivity period” specified in your state’s abandoned property laws, which varies by state. The Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state’s unclaimed property administrator in accordance with statutory requirements. The investor’s last known address of record determines which state has jurisdiction. To help protect their accounts, shareholders should keep their accounts up-to-date and active, which may include calling the Fund at 1-855-523-8637 to generate shareholder initiated activity such as completing an account transaction. Investors who are residents of the state of Texas may designate a representative to receive legislatively required unclaimed property due diligence notifications. Please contact the Fund to complete a Texas Designation of Representative form.
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CONSOLIDATED FINANCIAL HIGHLIGHTS

The consolidated financial highlights tables below are intended to help you understand the financial performance of the LoCorr Market Trend Fund for the period of the Fund’s operations.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions).  The information for the Fund has been derived from the financial statements audited by [________________], the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s December 31, 2018 Annual Report, which is available upon request.

LoCorr Market Trend Fund – Class A
Selected Data and Ratios (for a share outstanding throughout the period)

	Year Ended December 31,				Period from July 1, 2014 (commencement of operations) through December 31, 2014(a)
	2018	2017	2016	2015
Per Share
Net asset value, beginning of period		$10.65	$12.00	$11.44	$10.00

Income (loss) from investment operations:
Net investment income (loss)(b)		(0.10)	(0.15)	(0.19)	(0.12)
Net realized and unrealized gain (loss)		0.48	(1.01)	0.84(c)	1.99
Total from Investment Operations		0.38	(1.16)	0.65	1.87

Distributions to shareholders from:
Net investment income		—	(0.19)	(0.07)	(0.25)
Net realized gains		—	—	(0.02)	(0.18)
Total Distributions		—	(0.19)	(0.09)	(0.43)

Redemption fees(d)		0.00	0.00	0.00	0.00

Net Asset Value, End of Period		$11.03	$10.65	$12.00	$11.44

Total Investment Return(e)		3.57%	(9.71)%	5.68%	18.74%

Net Assets, End of Period, in Thousands		$61,557	$133,146	$110,324	$13,337

Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense reimbursement or recovery		2.00%	2.02%(f)	2.03%	3.64%
After expense reimbursement or recovery		2.00%	2.02%(f)	2.06%	2.20%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery		(0.97)%	(1.24)%	(1.49)%	(3.48)%
After expense reimbursement or recovery		(0.97)%	(1.24)%	(1.52)%	(2.04)%

Portfolio turnover rate(g)		85%	83%	27%	6%

(a)	All ratios have been annualized except total investment return and portfolio turnover.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s consolidated statement of operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Total return excludes the effect of applicable sales charges.
(f)	Includes interest expense of 0.00% for the year ended December 31, 2016.
(g)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivatives instruments.

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LoCorr Market Trend Fund – Class C
Selected Data and Ratios (for a share outstanding throughout the period)

	Year Ended December 31,				Period from July 1, 2014 (commencement of operations) through December 31, 2014(a)
	2018	2017	2016	2015
Per Share
Net asset value, beginning of period		$10.53	$11.92	$11.41	$10.00

Income (loss) from investment operations:
Net investment income (loss)(b)		(0.18)	(0.23)	(0.28)	(0.16)
Net realized and unrealized gain (loss)		0.48	(1.01)	0.84(c)	1.99
Total from Investment Operations		0.30	(1.24)	0.56	1.83

Distributions to shareholders from:
Net investment income		—	(0.15)	(0.03)	(0.24)
Net realized gains		—	—	(0.02)	(0.18)
Total Distributions		—	(0.15)	(0.05)	(0.42)

Redemption fees(d)		0.00	0.00	0.00	0.00

Net Asset Value, End of Period		$10.83	$10.53	$11.92	$11.41

Total Investment Return(e)		2.85%	(10.45)%	4.90%	18.29%

Net Assets, End of Period, in Thousands		$43,772	$89,454	$94,707	$6,949

Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense reimbursement or recovery		2.75%	2.77%(f)	2.78%	4.39%
After expense reimbursement or recovery		2.75%	2.77%(f)	2.81%	2.95%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery		(1.72)%	(1.99)%	(2.24)%	(4.23)%
After expense reimbursement or recovery		(1.72)%	(1.99)%	(2.27)%	(2.79)%

Portfolio turnover rate(g)		85%	83%	27%	6%

(a)	All ratios have been annualized except total investment return and portfolio turnover.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s consolidated statement of operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Total return excludes the effect of applicable sales charges.
(f)	Includes interest expense of 0.00% for the year ended December 31, 2016.
(g)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivatives instruments.

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32

LoCorr Market Trend Fund – Class I
Selected Data and Ratios (for a share outstanding throughout the period)

	Year Ended December 31,				Period from July 1, 2014 (commencement of operations) through December 31, 2014(a)
	2018	2017	2016	2015
Per Share
Net asset value, beginning of period		$10.68	$12.02	$11.45	$10.00

Income (loss) from investment operations:
Net investment income (loss)(b)		(0.08)	(0.12)	(0.16)	(0.10)
Net realized and unrealized gain (loss)		0.49	(1.02)	0.84(c)	1.99
Total from Investment Operations		0.41	(1.14)	0.68	1.89

Distributions to shareholders from:
Net investment income		—	(0.20)	(0.09)	(0.26)
Net realized gains		—	—	(0.02)	(0.18)
Total Distributions		—	(0.20)	(0.11)	(0.44)

Redemption fees(d)		0.00	0.00	0.00	0.00

Net Asset Value, End of Period		$11.09	$10.68	$12.02	$11.45

Total Investment Return		3.84%	(9.49)%	5.96%	18.88%

Net Assets, End of Period, in Thousands		$561,372	$797,845	$ 695,987	$ 40,192

Ratios/Supplemental Data:
Ratio of expenses to average net assets:
Before expense reimbursement or recovery		1.75%	1.77%(e)	1.78%	3.39%
After expense reimbursement or recovery		1.75%	1.77%(e)	1.81%	1.95%

Ratio of net investment income (loss) to average net assets:
Before expense reimbursement or recovery		(0.72)%	(0.99)%	(1.24)%	(3.23)%
After expense reimbursement or recovery		(0.72)%	(0.99)%	(1.27)%	(1.79)%

Portfolio turnover rate(f)		85%	83%	27%	6%

(a)	All ratios have been annualized except total investment return and portfolio turnover.
(b)	Net investment income (loss) per share is based on average shares outstanding.
(c)
Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the Fund’s consolidated statement of operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Includes interest expense of 0.00% for the year ended December 31, 2016.
(f)
Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued. Consists of long-term investments only; excludes derivatives instruments.

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Privacy Notice

LOCORR INVESTMENT TRUST

Rev. October 2011

FACTS	WHAT DOES LOCORR INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information.  Federal law gives consumers the right to limit some but not all sharing.  Federal law also requires us to tell you how we collect, share, and protect your personal information.  Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us.  This information can include:
■     Social Security number and wire transfer instructions
■     account transactions and transaction history
■     investment experience and purchase history
When you are no longer a customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business.  In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons LoCorr Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does LoCorr Investment Trust share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes - to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes - information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-855-LCFUNDS (1-855-523-8637) or go to www.LoCorrFunds.com
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What we do
How does LoCorr Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.  These measures include computer safeguards and secured files and buildings.
We permit only authorized parties and affiliates (as permitted by law) who have signed an agreement with us to have access to customer information.

How does LoCorr Investment Trust collect my personal information?
We collect your personal information, for example, when you
■     open and account or deposit money
■     direct us to buy securities or direct us to sell your securities
■     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
■     sharing for affiliates’ everyday business purposes-information about your creditworthiness
■     affiliates from using your information to market to you
■     sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ LoCorr Investment Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ LoCorr Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ LoCorr Investment Trust does not jointly market.
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35

APPENDIX A

Intermediary-Defined Sales Charge Waiver Policies

Morgan Stanley Wealth Management

Effective July 1, 2018, shareholders purchasing Fund shares through a Morgan Stanley Wealth Management transactional brokerage account will be eligible only for the following front-end sales charge waivers with respect to Class A shares, which may differ from and may be more limited than those disclosed elsewhere in the Fund’s Prospectus or SAI.

Front-end Sales Charge Waivers on Class A Shares available at Morgan Stanley Wealth Management

●
Employer-sponsored retirement plans (e.g., 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans and defined benefit plans).  For purposes of this provision, employer-sponsored retirement plans do not include SEP IRAs, Simple IRAs, SAR-SEPs or Keogh plans

●	Morgan Stanley employee and employee-related accounts according to Morgan Stanley’s account linking rules
●	Shares purchased through reinvestment of dividends and capital gains distributions when purchasing shares of the same fund
●	Shares purchased through a Morgan Stanley self-directed brokerage account
●
Class C (i.e., level-load) shares that are no longer subject to a contingent deferred sales charge and are converted to Class A shares of the same fund pursuant to Morgan Stanley Wealth Management’s share class conversion program

●
Shares purchased from the proceeds of redemptions within the same fund family, provided (i) the repurchase occurs within 90 days following the redemption, (ii) the redemption and purchase occur in the same account, and (iii) redeemed shares were subject to a front-end or deferred sales charge.

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Raymond James & Associates, Inc., Raymond James Financial Services & Raymond James affiliates (“Raymond James”)

Effective March 1, 2019, shareholders purchasing fund shares through a Raymond James platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this fund’s prospectus or SAI.

Front-end sales load waivers on Class A shares available at Raymond James

●	Shares purchased in an investment advisory program.

●	Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family).

●	Employees and registered representatives of Raymond James or its affiliates and their family members as designated by Raymond James.

●
Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement).

●
A shareholder in the Fund’s Class C shares will have their shares converted at net asset value to Class A shares (or the appropriate share class) of the Fund if the shares are no longer subject to a CDSC and the conversion is in line with the policies and procedures of Raymond James.

CDSC Waivers on Classes A, B and C shares available at Raymond James

●	Death or disability of the shareholder.

●	Shares sold as part of a systematic withdrawal plan as described in the fund’s prospectus.

●	Return of excess contributions from an IRA Account.

●	Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70½ as described in the fund’s prospectus.

●	Shares sold to pay Raymond James fees but only if the transaction is initiated by Raymond James.

●	Shares acquired through a right of reinstatement.

Front-end load discounts available at Raymond James: breakpoints, and/or rights of accumulation

●	Breakpoints as described in this prospectus.

●
Rights of accumulation which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser’s household at Raymond James. Eligible fund family assets not held at Raymond James may be included in the rights of accumulation calculation only if the shareholder notifies his or her financial advisor about such assets.

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LoCorr Market Trend Fund

Adviser	LoCorr Fund Management, LLC 687 Excelsior Boulevard Excelsior, MN 55331	Distributor	Quasar Distributors, LLC 777 East Wisconsin Avenue Milwaukee, WI 53202
Independent Registered Public Accountant	[__________________]	Legal Counsel	Thompson Hine LLP 41 South High Street, Suite 1700 Columbus, OH 43215
Custodian	U.S. Bank, N.A. 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212	Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202

Additional information about the Fund is included in the Fund’s SAI dated [______], 2019.  The SAI is incorporated into this Prospectus by reference (i.e., legally made a part of this Prospectus).  The SAI provides more details about the Fund’s policies and management. Additional information about the Fund’s investments is also available in the Fund’s Annual and Semi-Annual Reports to Shareholders.  In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI and the Annual and Semi-Annual Reports to Shareholders, or other information about the Fund, or to make shareholder inquiries about the Fund, please call 1-855-523-8637 or visit www.LoCorrFunds.com.  You may also write to:

LoCorr Investment Trust
c/o U.S. Bank Global Fund Services
P.O. Box 701
Milwaukee, WI  53201

You may review and obtain copies of the Fund’s information at the SEC Public Reference Room in Washington, D.C.  Please call 1-202-551-8090 for information relating to the operation of the Public Reference Room.  Reports and other information about the Fund are available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.  Copies of the information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, D.C. 20549.

Investment Company Act File # 811-22509
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LoCorr Macro Strategies Fund

Class	A	LFMAX
Class	C	LFMCX
Class	I	LFMIX

LoCorr Long/Short Commodities Strategy Fund

Class	A	LCSAX
Class	C	LCSCX
Class	I	LCSIX

LoCorr Dynamic Equity Fund

Class	A	LEQAX
Class	C	LEQCX
Class	I	LEQIX

LoCorr Spectrum Income Fund

Class	A	LSPAX
Class	C	LSPCX
Class	I	LSPIX

LoCorr Market Trend Fund

Class	A	LOTAX
Class	C	LOTCX
Class	I	LOTIX

each Fund is a series of LoCorr Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

[_________] , 2019

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus dated [______], 2019 for the LoCorr Macro Strategies Fund, the LoCorr Long/Short Commodities Strategy Fund, the LoCorr Dynamic Equity Fund and the LoCorr Spectrum Income Fund, and the Prospectus dated [______], 2019 for the LoCorr Market Trend Fund (each a "Fund" and together, the "Funds"), each a series of LoCorr Investment Trust.  The Funds’ Prospectuses are hereby incorporated by reference, which means they are legally part of this SAI.  You can obtain copies of the Prospectus and Annual Report without charge by contacting the Funds' transfer agent or by calling toll-free 1-855-523-8637.  You may also obtain a Prospectus and Annual Report by visiting www.LoCorrFunds.com.

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THE FUNDS

The LoCorr Macro Strategies Fund (the “Macro Strategies Fund”), the LoCorr Long/Short Commodities Strategy Fund (the “Commodities Strategy Fund”), the LoCorr Dynamic Equity Fund (the "Dynamic Equity Fund"), the LoCorr Spectrum Income Fund (the “Spectrum Income Fund”) and the LoCorr Market Trend Fund (the “Market Trend Fund”) are each a series of LoCorr Investment Trust, an Ohio business trust organized on November 15, 2010 (the "Trust").  The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the "Board" or "Trustees"). The Macro Strategies Fund, Commodities Strategy Fund, Spectrum Income Fund and Market Trend Fund are each diversified funds. The Dynamic Equity Fund is a non-diversified fund. The Trust currently consists of five funds in the series.

The Funds may issue an unlimited number of shares of beneficial interest.  All shares of each Fund have equal rights and privileges, except as to class-specific rights and privileges described below.  Each share of a Fund is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of a Fund, on a per-class basis, is entitled to participate equally with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Funds are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

Each Fund currently offers three classes of shares, Class A, Class C and Class I shares.  The Board of Trustees may classify and reclassify the shares of the Funds into additional classes of shares at a future date.  Each share class will represent an interest in the same assets of the respective Fund, have the same rights and is identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different distribution fees; (iii) certain other class specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees incurred by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees' fees or expenses incurred as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (iv) each class will have exclusive voting rights with respect to matters relating to its own distribution arrangements.

LoCorr Fund Management, LLC (the "Adviser") is the Funds’ investment adviser.

The following serve as sub-advisers (each a “Sub-Adviser” and together, the “Sub-Advisers”) to the respective Funds:

Fund Name	Sub-Adviser
Macro Strategies Fund	● Graham Capital Management, L.P. ● Millburn Ridgefield Corporation ● Nuveen Asset Management, LLC ● Revolution Capital Management, LLC
Commodities Strategy Fund	● Nuveen Asset Management, LLC
Dynamic Equity Fund	● Billings Capital Management LLC ● First Quadrant LP ● Kettle Hill Capital Management, LLC
Spectrum Income Fund	● Trust & Fiduciary Income Partners LLC
Market Trend Fund	● Graham Capital Management, L.P. ● Nuveen Asset Management, LLC

Each Fund's investment objective, restrictions and policies are more fully described here and in its Prospectus.  The Board may start other series and offer shares of a new fund under the Trust at any time.

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1

Under the Trust's Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the "1940 Act") and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

TYPES OF INVESTMENTS

The investment objective of each Fund and a description of its principal investment strategies are set forth in the Prospectus.  Each Fund's investment objective is not "fundamental" and may be changed without the approval of a majority of its outstanding voting securities; however, shareholders will be given at least 60 days’ notice of such a change.

The following information applies to each Fund, except as noted, and describes securities and instruments in which the Fund or its Subsidiary (as defined herein) as applicable may invest and their related risks.

Equity Securities

Equity securities in which the Fund invests include common stocks, preferred stocks and securities convertible into common stocks, such as convertible bonds, warrants, rights and options. The value of equity securities varies in response to many factors, including the activities and financial condition of individual companies, the business market in which individual companies compete and general market and economic conditions. Equity securities fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be significant.

Common Stock

Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company's stock price.

Preferred Stock

Preferred stocks are securities that have characteristics of both common stocks and corporate bonds. Preferred stocks may receive dividends but payment is not guaranteed as with a bond. These securities may be undervalued because of a lack of analyst coverage resulting in a high dividend yield or yield to maturity.  The risks of preferred stocks include a lack of voting rights and the Fund's Adviser may incorrectly analyze the security, resulting in a loss to the Fund.  Furthermore, preferred stock dividends are not guaranteed and management can elect to forego the preferred dividend, resulting in a loss to the Fund.  Preferred stock may also be convertible in the common stock of the issuer.  Convertible securities may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. A convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.  In general, preferred stocks generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.  The Fund may invest in preferred stock with any or no credit rating. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock market value may change based on changes in interest rates.

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Convertible Securities

The Fund may invest in convertible securities with no minimum credit rating. Convertible securities include fixed income securities that may be exchanged or converted into a predetermined number of shares of the issuer's underlying common stock at the option of the holder during a specified period. Convertible securities may take the form of convertible preferred stock, convertible bonds or debentures, units consisting of "usable" bonds and warrants or a combination of the features of several of these securities. Convertible securities are senior to common stocks in an issuer's capital structure, but are usually subordinated to similar non-convertible securities. While providing a fixed-income stream (generally higher in yield than the income derivable from common stock but lower than that afforded by a similar nonconvertible security), a convertible security also gives an investor the opportunity, through its conversion feature, to participate in the capital appreciation of the issuing company depending upon a market price advance in the convertible security's underlying common stock.

Warrants

The Fund may invest in warrants. Warrants are options to purchase common stock at a specific price (usually at a premium above the market value of the optioned common stock at issuance) valid for a specific period of time. Warrants may have a life ranging from less than one year to twenty years, or they may be perpetual. However, most warrants have expiration dates after which they are worthless. In addition, a warrant is worthless if the market price of the common stock does not exceed the warrant's exercise price during the life of the warrant. Warrants have no voting rights, pay no dividends, and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the market price of the warrant may tend to be greater than the percentage increase or decrease in the market price of the optioned common stock.

Business Development Companies

The Fund may invest in business development companies ("BDCs"), each of which may pay performance-based fees to their managers.  A BDC is a form of investment company that is required to invest at least 70% of its total assets in securities (typically debt) of private companies, thinly traded U.S. public companies, or short-term, high-quality debt securities.  BDCs usually trade at a discount to their net asset value because they invest in unlisted securities and have limited access to capital markets.  Fund shareholders may bear two layers of fees and expenses: asset-based fees and expenses at the Fund level, and asset-based fees, performance-based incentive allocations or fees and expenses at the BDC level.  BDCs are subject to high failure rates among the companies in which they invest and federal securities laws impose restraints upon the organization and operations of BDCs that can limit or negatively impact the performance of a BDC.  Also, BDCs may engage in certain principal and joint transactions that a mutual fund may not without an exemptive order from the Securities and Exchange Commission (the “SEC”).  Also, the Fund may purchase in the aggregate only up to 3% of the total outstanding voting stock of any other investment company, such as a BDC, unless the other investment company has an exemptive order from the SEC.

Depositary Receipts

The Fund may invest in sponsored and unsponsored American Depositary Receipts ("ADRs"), which are receipts issued by an American bank or trust company evidencing ownership of underlying securities issued by a foreign issuer. ADRs, in registered form, are designed for use in U.S. securities markets. Unsponsored ADRs may be created without the participation of the foreign issuer. Holders of unsponsored ADRs generally bear all the costs of the ADR facility, whereas foreign issuers typically bear certain costs in a sponsored ADR. The bank or trust company depositary of an unsponsored ADR may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.  Many of the risks described below regarding foreign securities apply to investments in ADRs.

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Investment Companies

The Fund may invest in investment companies such as open-end funds (mutual funds), closed-end funds, and exchange traded funds ("Investment Companies").  The 1940 Act provides that the mutual funds may not: (1) purchase more than 3% of an investment company's outstanding shares; (2) invest more than 5% of its assets in any single such investment company (the "5% Limit"), and (3) invest more than 10% of its assets in Investment Companies overall (the "10% Limit"), unless: (i) the underlying investment company and/or the Fund has received an order for exemptive relief from such limitations from the SEC; and (ii) the underlying investment company and the Fund take appropriate steps to comply with any conditions in such order.

In addition, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding stock of such registered investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not, and is not proposing to offer or sell any security issued by it through a principal underwriter or otherwise at a public or offering price which includes a sales load of more than 1.50%. An investment company that issues shares to the Fund pursuant to paragraph 12(d)(1)(F) shall not be required to redeem its shares in an amount exceeding 1% of such investment company's total outstanding shares in any period of less than thirty days. The Fund (or the Adviser acting on behalf of the Fund) must comply with the following voting restrictions:  when the Fund exercises voting rights, by proxy or otherwise, with respect to Investment Companies owned by the Fund, the Fund will either seek instruction from the Fund's shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security.

Further, the Fund may rely on Rule 12d1-3, which allows unaffiliated mutual funds to exceed the 5% Limitation and the 10% Limitation, provided the aggregate sales loads any investor pays (i.e., the combined distribution expenses of both the acquiring fund and the acquired funds) does not exceed the limits on sales loads established by the Financial Industry Regulatory Authority ("FINRA”) for funds of funds.

The Fund and any "affiliated persons," as defined by the 1940 Act may purchase in the aggregate only up to 3% of the total outstanding securities of any Underlying Fund.  Accordingly, when affiliated persons hold shares of any of the Investment Companies, the Fund's ability to invest fully in shares of those funds is restricted, and the Adviser must then, in some instances, select alternative investments that would not have been its first preference.  The 1940 Act also provides that an Underlying Fund whose shares are purchased by the Fund will be obligated to redeem shares held by the Fund only in an amount up to 1% of the Underlying Fund’s outstanding securities during any period of less than 30 days. Shares held by the Fund in excess of 1% of an Underlying Fund's outstanding securities therefore, will be considered not readily marketable securities, which, together with other such securities, may not exceed 15% of the Fund's total assets.

Under certain circumstances an Underlying Fund may determine to make payment of a redemption by the Fund wholly or partly by a distribution in kind of securities from its portfolio, in lieu of cash, in conformity with the rules of the SEC. In such cases, the Fund may hold securities distributed by an Investment Company until the Adviser determines that it is appropriate to dispose of such securities.

Investment decisions by the investment advisors of the Investment Companies are made independently of the Fund and its Adviser. Therefore, the investment advisor of one Underlying Fund may be purchasing shares of the same issuer whose shares are being sold by the investment advisor of another such fund. The result would be an indirect expense to the Fund without accomplishing any investment purpose.  Because other Investment Companies employ an investment adviser, such investments by the Fund may cause shareholders to bear duplicate fees.

Closed-End Investment Companies. The Fund may invest its assets in "closed-end" investment companies (or "closed-end funds"), subject to the investment restrictions set forth above. Shares of closed-end funds are typically offered to the public in a one-time initial public offering by a group of underwriters who retain a spread or underwriting commission of between 4% or 6% of the initial public offering price. Such securities are then listed for trading on the New York Stock Exchange, the National Association of Securities Dealers Automated Quotation System (commonly known as "NASDAQ") and, in some cases, may be traded in other over-the-counter markets. Because the shares of closed-end funds cannot be redeemed upon demand to the issuer like the shares of an open-end investment company (such as the Fund), investors seek to buy and sell shares of closed-end funds in the secondary market.

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The Fund generally will purchase shares of closed-end funds only in the secondary market. The Fund will incur normal brokerage costs on such purchases similar to the expenses the Fund would incur for the purchase of securities of any other type of issuer in the secondary market. The Fund may, however, also purchase securities of a closed-end fund in an initial public offering when, in the opinion of the Adviser, based on a consideration of the nature of the closed-end fund's proposed investments, the prevailing market conditions and the level of demand for such securities, they represent an attractive opportunity for growth of capital. The initial offering price typically will include a dealer spread, which may be higher than the applicable brokerage cost if the Fund purchased such securities in the secondary market.

The shares of many closed-end funds, after their initial public offering, frequently trade at a price per share that is less than the net asset value per share, the difference representing the "market discount" of such shares. This market discount may be due in part to the investment objective of long-term appreciation, which is sought by many closed-end funds, as well as to the fact that the shares of closed-end funds are not redeemable by the holder upon demand to the issuer at the next determined net asset value but rather are subject to the principles of supply and demand in the secondary market. A relative lack of secondary market purchasers of closed-end fund shares also may contribute to such shares trading at a discount to their net asset value.

The Fund may invest in shares of closed-end funds that are trading at a discount to net asset value or at a premium to net asset value. There can be no assurance that the market discount on shares of any closed-end fund purchased by the Fund will ever decrease. In fact, it is possible that this market discount may increase and the Fund may suffer realized or unrealized capital losses due to further decline in the market price of the securities of such closed-end funds, thereby adversely affecting the net asset value of the Fund's shares. Similarly, there can be no assurance that any shares of a closed-end fund purchased by the Fund at a premium will continue to trade at a premium or that the premium will not decrease subsequent to a purchase of such shares by the Fund.

Closed-end funds may issue senior securities (including preferred stock and debt obligations) for the purpose of leveraging the closed-end fund's common shares in an attempt to enhance the current return to such closed-end fund's common shareholders. The Fund's investment in the common shares of closed-end funds that are financially leveraged may create an opportunity for greater total return on its investment, but at the same time may be expected to exhibit more volatility in market price and net asset value than an investment in shares of investment companies without a leveraged capital structure.

Exchange Traded Funds. ETFs are passive funds that track their related index and have the flexibility of trading like a security. They are managed by professionals and provide the investor with diversification, cost and tax efficiency, liquidity, marginability, are useful for hedging, have the ability to go long and short, and some provide quarterly dividends. Additionally, some ETFs are unit investment trusts (UITs), which are unmanaged portfolios overseen by trustees.  ETFs generally have two markets. The primary market is where institutions swap "creation units" in block-multiples of shares, typically 25,000 or 50,000 for in-kind securities and cash in the form of dividends. The secondary market is where individual investors can trade as little as a single share during trading hours on the exchange. This is different from open-ended mutual funds that are traded after hours once the net asset value (NAV) is calculated. ETFs share many similar risks with open-end and closed-end funds.

There is a risk that an ETF in which the Fund invests may terminate due to extraordinary events that may cause any of the service providers to the ETF, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because the ETFs in which the Fund intends to principally invest may be granted licenses by agreement to use the indices as a basis for determining their compositions and/or otherwise to use certain trade names, the ETFs may terminate if such license agreements are terminated.  In addition, an ETF may terminate if its entire net asset value falls below a certain amount.  Although the Fund believes that, in the event of the termination of an underlying ETF, it will be able to invest instead in shares of an alternate ETF tracking the same market index or another market index with the same general market, there is no guarantee that shares of an alternate ETF would be available for investment at that time.  To the extent the Fund invests in a sector product, the Fund is subject to the risks associated with that sector.

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Real Estate Investment Trusts

The Fund may invest in securities of real estate investment trusts ("REITs"). REITs are publicly traded corporations or trusts that specialize in acquiring, holding and managing residential, commercial or industrial real estate. A REIT is not taxed at the entity level on income distributed to its shareholders or unitholders if it distributes to shareholders or unitholders at least 95% of its taxable income for each taxable year and complies with regulatory requirements relating to its organization, ownership, assets and income.

REITs generally can be classified as "Equity REITs", "Mortgage REITs" and "Hybrid REITs." An Equity REIT invests the majority of its assets directly in real property and derives its income primarily from rents and from capital gains on real estate appreciation, which are realized through property sales. A Mortgage REIT invests the majority of its assets in real estate mortgage loans and services its income primarily from interest payments. A Hybrid REIT combines the characteristics of an Equity REIT and a Mortgage REIT. Although the Fund can invest in all three kinds of REITs, its emphasis is expected to be on investments in Equity REITs.

Investments in the real estate industry involve particular risks. The real estate industry has been subject to substantial fluctuations and declines on a local, regional and national basis in the past and may continue to be in the future. Real property values and income from real property continue to be in the future. Real property values and income from real property may decline due to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, regulatory limitations on rents, changes in neighborhoods and in demographics, increases in market interest rates, or other factors. Factors such as these may adversely affect companies that own and operate real estate directly, companies that lend to such companies, and companies that service the real estate industry.

Investments in REITs also involve risks. Equity REITs will be affected by changes in the values of and income from the properties they own, while Mortgage REITs may be affected by the credit quality of the mortgage loans they hold. In addition, REITs are dependent on specialized management skills and on their ability to generate cash flow for operating purposes and to make distributions to shareholders or unitholders REITs may have limited diversification and are subject to risks associated with obtaining financing for real property, as well as to the risk of self-liquidation. REITs also can be adversely affected by their failure to qualify for tax-free pass-through treatment of their income under the Internal Revenue Code of 1986, as amended, or their failure to maintain an exemption from registration under the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder bears not only a proportionate share of the expenses of the Fund, but also may indirectly bear similar expenses of some of the REITs in which it invests.

Master Limited Partnerships

The Fund may invest in master limited partnership ("MLP") interests.  MLPs are limited partnerships, the interests in which (known as "units") are traded on public exchanges, just like corporate stock.  MLPs are limited partnerships that provide an investor with a direct interest in a group of assets (generally, oil and gas properties).  MLP units typically trade publicly, like stock, and thus may provide the investor more liquidity than ordinary limited partnerships.  MLPs are also called publicly traded partnerships and public limited partnerships.  A limited partnership has one or more general partners (they may be individuals, corporations, partnerships or another entity) which manage the partnership, and limited partners, which provide capital to the partnership but have no role in its management.  When an investor buys units in an MLP, he or she becomes a limited partner.  MLPs are formed in several ways. A non-traded partnership may decide to go public.  Several non-traded partnerships may "roll up" into a single MLP.  A corporation may spin off a group of assets or part of its business into an MLP of which it is the general partner, either to realize what it believes to be the assets' full value or as an alternative to issuing debt.  A corporation may fully convert to an MLP, although since 1986 the tax consequences have made this an unappealing; or, a newly formed company may operate as an MLP from its inception.

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There are different types of risks to investing in MLPs, including regulatory risks and interest rate risks.  Currently most partnerships enjoy pass through taxation of their income to partners, which avoids double taxation of earnings. If the government were to change MLP business tax structure, unitholders would not be able to enjoy the relatively high yields in the sector for long.  In addition, MLPs that charge government-regulated fees for transportation of oil and gas products through their pipelines are subject to unfavorable changes in government-approved rates and fees, which would affect an MLP's revenue stream negatively.  MLPs also carry some interest rate risks.  During increases in interest rates, MLPs may not produce desirable returns to shareholders.

Derivatives

The Fund may invest in derivatives in order to hedge against market movements while liquidating certain positions and buying other securities or as substitutes for securities.  The information below contains general additional information about derivatives.

Futures Contracts.  A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a stock index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

Unlike when a Fund purchases or sells a security, no price would be paid or received by the Fund upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Fund.

These subsequent payments, called "variation margin," to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." The Fund expects to earn interest income on any margin deposits.

Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract purchase or sale is effected by entering into an offsetting futures contract sale or purchase, respectively, for the same aggregate amount of the identical underlying instrument or index and the same delivery date. If the offsetting purchase price is less than the original sale price, the Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that the Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If the Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

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For example, one contract in the Financial Times Stock Exchange 100 Index future is a contract to buy 25 pounds sterling multiplied by the level of the UK Financial Times 100 Share Index on a given future date. Settlement of a stock index futures contract may or may not be in the underlying instrument or index. If not in the underlying instrument or index, then settlement will be made in cash, equivalent over time to the difference between the contract price and the actual price of the underlying asset at the time the stock index futures contract expires.

Cover for Futures Contracts. Transactions involving futures contracts expose the Fund to an obligation to another party.  The Fund will not enter into any such transactions unless it owns either: (1) an offsetting (“covered”) position in other futures contracts; or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above.  The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with an approved custodian, in the prescribed amount as determined daily.  The Fund may enter into agreements with broker-dealers, which require the broker-dealers to accept physical settlement for certain futures contracts.  If this occurs, the Fund would treat the futures contract as being cash-settled for purposes of determining the Fund’s coverage requirements.

Regulation as a Commodity Pool Operator.  The Macro Strategies Fund, the Commodities Strategy Fund, the Market Trend Fund, and each Fund’s respective Subsidiary are “commodity pools” under the U.S. Commodity Exchange Act (“CEA”), and the Adviser is registered as a “commodity pool operator” with the Commodity Futures Trading Commission (“CFTC”) and is a member of the National Futures Association (“NFA”).  As a registered commodity pool operator with respect to the Macro Strategies Fund, the Commodities Strategy Fund, the Market Trend Fund, and each Fund’s respective Subsidiary, the Adviser must comply with various regulatory requirements under the CEA, and the rules and regulations of the CFTC and the NFA, including investor protection requirements, antifraud prohibitions, disclosure requirements, and reporting and recordkeeping requirements. The Adviser is also subject to periodic inspections and audits by the CFTC and NFA.

Options on Futures Contracts. The Fund may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Options on Securities.  The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell and the writer (seller) the obligation to buy the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

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Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500® Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100®. Indices may also be based on an industry or market segment, such as the NYSE Arca Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange, and the NASDAQ PHLX.

The Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

Certain Risks Regarding Options. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

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Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund.  Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund bears the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and the Fund's securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.  The purchase of stock index options involves the risk that the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund was unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

Cover for Options Positions. Transactions using options (other than options that a Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (i) an offsetting ("covered") position in securities or other options or (ii) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (i) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which the Fund writes (sells) options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

Dealer Options. The Fund may engage in transactions involving dealer options as well as exchange-traded options. Certain additional risks are specific to dealer options. While the Fund might look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option it would need to rely on the dealer from which it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction.

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Exchange-traded options generally have a continuous liquid market while dealer options may not. Consequently, the Fund may generally be able to realize the value of a dealer option it has purchased only by exercising or reselling the option to the dealer who issued it. Similarly, when the Fund writes a dealer option, the Fund may generally be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to whom the Fund originally wrote the option. While the Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will at any time be able to liquidate a dealer option at a favorable price at any time prior to expiration. Unless the Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) used as cover until the option expires or is exercised. In the event of insolvency of the other party, the Fund may be unable to liquidate a dealer option. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to the Fund. For example, because the Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets that it has segregated to secure the position while it is obligated under the option. This requirement may impair the Fund's ability to sell portfolio securities at a time when such sale might be advantageous.

The Staff of the SEC has taken the position that purchased dealer options are illiquid securities.  The Fund may treat the cover used for written dealer options as liquid if the dealer agrees that the Fund may repurchase the dealer option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the dealer option would be considered illiquid only to the extent the maximum purchase price under the formula exceeds the intrinsic value of the option. Accordingly, the Fund will treat dealer options as subject to the Fund's limitation on illiquid securities. If the SEC changes its position on the liquidity of dealer options, a Fund will change its treatment of such instruments accordingly.

Spread Transactions.  The Fund may purchase covered spread options from securities dealers. These covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives the Fund the right to put securities that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Fund, in addition to the risks of dealer options described above, is the cost of the premium paid as well as any transaction costs. The purchase of spread options will be used to protect the Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. This protection is provided only during the life of the spread options.

Swap Agreements.  The Fund may enter into interest rate, index and currency exchange rate swap agreements in an attempt to obtain a particular desired return at a lower cost to the Fund than if it had invested directly in an instrument that yielded that desired return. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a "basket" of securities representing a particular index. The "notional amount" of the swap agreement is only a fictive basis on which to calculate the obligations the parties to a swap agreement have agreed to exchange. The Fund's obligations (or rights) under a swap agreement will generally be equal only to the amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). The Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash, U.S. government securities, or other liquid securities, to avoid leveraging of the Fund's portfolio.

Whether the Fund's use of swap agreements enhance the Fund's total return will depend on the Adviser's ability correctly to predict whether certain types of investments are likely to produce greater returns than other investments. Because they are two-party contracts and may have terms of greater than seven days, swap agreements may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Fund's Adviser will cause the Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund's repurchase agreement guidelines. The swap market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

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Certain swap agreements are exempt from most provisions of the CEA and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations of the CFTC. To qualify for this exemption, a swap agreement must be entered into by "eligible participants," which include the following, provided the participants' total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employees benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

Certain Investment Techniques and Derivatives Risks.  When the Fund uses investment techniques such as margin, leverage and short sales, and forms of financial derivatives, such as options and futures, an investment in the Fund may be more volatile than investments in other mutual funds. Although the intention is to use such investment techniques and derivatives to minimize risk to the Fund, there is the possibility that improper implementation of such techniques and derivative strategies or unusual market conditions could result in significant losses to the Fund.  Derivatives are used to limit risk in the Fund or to enhance investment return and have a return tied to a formula based upon an interest rate, index, price of a security, or other measurement. Derivatives involve special risks, including: (1) the risk that interest rates, securities prices and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; (5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Fund's initial investment in that instrument (in some cases, the potential loss in unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, or that penalties could be incurred for positions held less than the required minimum holding period, which could leave the Fund worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences. In addition, the use of derivatives for non-hedging purposes (that is, to seek to increase total return) is considered a speculative practice and may present an even greater risk of loss than when used for hedging purposes.

Fixed Income/Debt/Bond Securities

Yields on fixed income securities, which the Fund defines to include preferred stock, are dependent on a variety of factors, including the general conditions of the money market and other fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. An investment in the Fund will be subjected to risk even if all fixed income securities in the Fund's portfolio are paid in full at maturity. All fixed income securities, including U.S. Government securities, can change in value when there is a change in interest rates or the issuer's actual or perceived creditworthiness or ability to meet its obligations.

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There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. In other words, an increase in interest rates produces a decrease in market value. The longer the remaining maturity (and duration) of a security, the greater will be the effect of interest rate changes on the market value of that security. Changes in the ability of an issuer to make payments of interest and principal and in the markets' perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. Obligations of issuers of fixed income securities (including municipal securities) are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Reform Act of 1978. In addition, the obligations of municipal issuers may become subject to laws enacted in the future by Congress, state legislatures, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of municipalities to levy taxes. Changes in the ability of an issuer to make payments of interest and principal and in the market's perception of an issuer's creditworthiness will also affect the market value of the debt securities of that issuer. The possibility exists, therefore, that, the ability of any issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

The corporate debt securities in which the Fund may invest include corporate bonds and notes and short-term investments such as commercial paper and variable rate demand notes. Commercial paper (short-term promissory notes) is issued by companies to finance their or their affiliate's current obligations and is frequently unsecured. Variable and floating rate demand notes are unsecured obligations redeemable upon not more than 30 days' notice. These obligations include master demand notes that permit investment of fluctuating amounts at varying rates of interest pursuant to a direct arrangement with the issuer of the instrument. The issuer of these obligations often has the right, after a given period, to prepay the outstanding principal amount of the obligations upon a specified number of days' notice. These obligations generally are not traded, nor generally is there an established secondary market for these obligations. To the extent a demand note does not have a 7-day or shorter demand feature and there is no readily available market for the obligation, it is treated as an illiquid security.

The Fund may invest in debt securities, including non-investment grade debt securities.  The following describes some of the risks associated with fixed income debt securities:

Interest Rate Risk. Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes although they usually offer higher yields to compensate investors for the greater risks. The longer the maturity of the security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates and long-term securities tend to react to changes in long-term interest rates.

Credit Risk. Fixed income securities of issuers with lower credit quality have speculative characteristics and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of those issuers to make principal or interest payments, as compared to issuers of more highly rated securities of issuers with higher credit quality.

Extension Risk. The Fund is subject to the risk that an issuer will exercise its right to pay principal on an obligation held by the Fund (such as mortgage-backed securities) later than expected. This may happen when there is a rise in interest rates. These events may lengthen the duration (i.e. interest rate sensitivity) and potentially reduce the value of these securities.

Prepayment Risk. Certain types of debt securities, such as mortgage-backed securities, have yield and maturity characteristics corresponding to underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity when the entire principal amount comes due, payments on certain mortgage-backed securities may include both interest and a partial payment of principal. Besides the scheduled repayment of principal, payments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans.

Securities subject to prepayment are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the Fund.

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At times, some of the mortgage-backed securities in which the Fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Prepayments may cause losses in securities purchased at a premium, as unscheduled prepayments, which are made at par, will cause the Fund to experience a loss equal to any unamortized premium.

Certificates of Deposit and Bankers' Acceptances

The Fund may invest in certificates of deposit and bankers' acceptances, which are considered to be short-term money market instruments.

Certificates of deposit are receipts issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the bearer of the receipt on the date specified on the certificate. The certificate usually can be traded in the secondary market prior to maturity. Bankers' acceptances typically arise from short-term credit arrangements designed to enable businesses to obtain funds to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then "accepted" by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an earning asset or it may be sold in the secondary market at the going rate of discount for a specific maturity. Although maturities for acceptances can be as long as 270 days, most acceptances have maturities of six months or less.

Commercial Paper

The Fund may purchase commercial paper. Commercial paper consists of short-term (usually from 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations.  It may be secured by letters of credit, a surety bond or other forms of collateral.  Commercial paper is usually repaid at maturity by the issuer from the proceeds of the issuance of new commercial paper.  As a result, investment in commercial paper is subject to the risk the issuer cannot issue enough new commercial paper to satisfy its outstanding commercial paper, also known as rollover risk.  Commercial paper may become illiquid or may suffer from reduced liquidity in certain circumstances.  Like all fixed income securities, commercial paper prices are susceptible to fluctuations in interest rates.  If interest rates rise, commercial paper prices will decline.  The short-term nature of a commercial paper investment makes it less susceptible to interest rate risk than many other fixed income securities because interest rate risk typically increases as maturity lengths increase.  Commercial paper tends to yield smaller returns than longer-term corporate debt because securities with shorter maturities typically have lower effective yields than those with longer maturities.  As with all fixed income securities, there is a chance that the issuer will default on its commercial paper obligation.

Time Deposits and Variable Rate Notes

The Fund may invest in fixed time deposits, whether or not subject to withdrawal penalties.

The commercial paper obligations, which the Fund may buy are unsecured and may include variable rate notes. The nature and terms of a variable rate note (i.e., a "Master Note") permit the Fund to invest fluctuating amounts at varying rates of interest pursuant to a direct arrangement between the Fund as Lender, and the issuer, as borrower. It permits daily changes in the amounts borrowed. The Fund has the right at any time to increase, up to the full amount stated in the note agreement, or to decrease the amount outstanding under the note. The issuer may prepay at any time and without penalty any part of or the full amount of the note. The note may or may not be backed by one or more bank letters of credit. Because these notes are direct lending arrangements between the Fund and the issuer, it is not generally contemplated that they will be traded; moreover, there is currently no secondary market for them. Except as specifically provided in the Prospectus, there is no limitation on the type of issuer from whom these notes may be purchased; however, in connection with such purchase and on an ongoing basis, the Fund's Adviser will consider the earning power, cash flow and other liquidity ratios of the issuer, and its ability to pay principal and interest on demand, including a situation in which all holders of such notes made demand simultaneously. Variable rate notes are subject to the Fund's investment restriction on illiquid securities unless such notes can be put back to the issuer on demand within seven days.

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Insured Bank Obligations

The Fund may invest in insured bank obligations. The Federal Deposit Insurance Corporation ("FDIC") insures the deposits of federally insured banks and savings and loan associations (collectively referred to as "banks") up to $250,000. The Fund may purchase bank obligations that are fully insured as to principal by the FDIC. Currently, to remain fully insured as to principal, these investments must be limited to $250,000 per bank; if the principal amount and accrued interest together exceed $250,000, the excess principal and accrued interest will not be insured.  Insured bank obligations may have limited marketability.

High Yield Securities

The Fund may invest in high yield securities.  High yield, high risk bonds are securities that are generally rated below investment grade by the primary rating agencies (BB+ or lower by S&P and Ba1 or lower by Moody's). Other terms used to describe such securities include "lower rated bonds," "non-investment grade bonds," "below investment grade bonds," and "junk bonds." These securities are considered to be high-risk investments. The risks include the following:

Greater Risk of Loss.  These securities are regarded as predominately speculative. There is a greater risk that issuers of lower rated securities will default than issuers of higher rated securities. Issuers of lower rated securities generally are less creditworthy and may be highly indebted, financially distressed, or bankrupt. These issuers are more vulnerable to real or perceived economic changes, political changes or adverse industry developments. In addition, high yield securities are frequently subordinated to the prior payment of senior indebtedness. If an issuer fails to pay principal or interest, the Fund would experience a decrease in income and a decline in the market value of its investments.

Sensitivity to Interest Rate and Economic Changes.  The income and market value of lower-rated securities may fluctuate more than higher rated securities. Although non-investment grade securities tend to be less sensitive to interest rate changes than investment grade securities, non-investment grade securities are more sensitive to short-term corporate, economic and market developments. During periods of economic uncertainty and change, the market price of the investments in lower-rated securities may be volatile. The default rate for high yield bonds tends to be cyclical, with defaults rising in periods of economic downturn.

Valuation Difficulties.  It is often more difficult to value lower rated securities than higher rated securities. If an issuer's financial condition deteriorates, accurate financial and business information may be limited or unavailable. In addition, the lower rated investments may be thinly traded and there may be no established secondary market. Because of the lack of market pricing and current information for investments in lower rated securities, valuation of such investments is much more dependent on judgment than is the case with higher rated securities.

Liquidity.  There may be no established secondary or public market for investments in lower rated securities. Such securities are frequently traded in markets that may be relatively less liquid than the market for higher rated securities. In addition, relatively few institutional purchasers may hold a major portion of an issue of lower-rated securities at times. As a result, the Fund may be required to sell investments at substantial losses or retain them indefinitely when an issuer's financial condition is deteriorating.

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Credit Quality.  Credit quality of non-investment grade securities can change suddenly and unexpectedly, and even recently-issued credit ratings may not fully reflect the actual risks posed by a particular high-yield security.

New Legislation.  Future legislation may have a possible negative impact on the market for high yield, high risk investments. As an example, in the late 1980's, legislation required federally-insured savings and loan associations to divest their investments in high yield, high risk bonds. New legislation, if enacted, could have a material negative effect on the Fund's investments in lower rated securities.  High yield, high risk investments may include the following:

Straight fixed-income debt securities. These include bonds and other debt obligations that bear a fixed or variable rate of interest payable at regular intervals and have a fixed or resettable maturity date. The particular terms of such securities vary and may include features such as call provisions and sinking funds.

Zero-coupon debt securities. These bear no interest obligation but are issued at a discount from their value at maturity. When held to maturity, their entire return equals the difference between their issue price and their maturity value.

Zero-fixed-coupon debt securities. These are zero-coupon debt securities that convert on a specified date to interest-bearing debt securities.

Pay-in-kind bonds. These are bonds which allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds.  These bonds are typically sold without registration under the Securities Act of 1933, as amended ("1933 Act"), usually to a relatively small number of institutional investors.

Convertible Securities. These are bonds or preferred stock that may be converted to common stock.

Preferred Stock. These are stocks that generally pay a dividend at a specified rate and have preference over common stock in the payment of dividends and in liquidation.

Loan Participations and Assignments. These are participations in, or assignments of all or a portion of loans to corporations or to governments, including governments of less developed countries ("LDCs").

Securities issued in connection with Reorganizations and Corporate Restructurings. In connection with reorganizing or restructuring of an issuer, an issuer may issue common stock or other securities to holders of its debt securities.  The Fund may hold such common stock and other securities even if it does not invest in such securities.

Municipal Government Obligations

In general, municipal obligations are debt obligations issued by or on behalf of states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities.  Municipal obligations generally include debt obligations issued to obtain funds for various public purposes.  Certain types of municipal obligations are issued in whole or in part to obtain funding for privately operated facilities or projects.  Municipal obligations include general obligation bonds, revenue bonds, industrial development bonds, notes and municipal lease obligations.  Municipal obligations also include additional obligations, the interest on which is exempt from federal income tax that may become available in the future as long as the Board of the Fund determines that an investment in any such type of obligation is consistent with the Fund's investment objectives.  Municipal obligations may be fully or partially backed by local government, the credit of a private issuer, current or anticipated revenues from a specific project or specific assets or domestic or foreign entities providing credit support such as letters of credit, guarantees or insurance.

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Bonds and Notes.  General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of interest and principal.  Revenue bonds are payable only from the revenues derived from a project or facility or from the proceeds of a specified revenue source.  Industrial development bonds are generally revenue bonds secured by payments from and the credit of private users.  Municipal notes are issued to meet the short-term funding requirements of state, regional and local governments.  Municipal notes include tax anticipation notes, bond anticipation notes, revenue anticipation notes, tax and revenue anticipation notes, construction loan notes, short-term discount notes, tax-exempt commercial paper, demand notes and similar instruments.

Municipal Lease Obligations.  Municipal lease obligations may take the form of a lease, an installment purchase or a conditional sales contract.  They are issued by state and local governments and authorities to acquire land, equipment and facilities, such as vehicles, telecommunications and computer equipment and other capital assets.  The Fund may invest in Investment Companies that purchase these lease obligations directly, or it may purchase participation interests in such lease obligations.  States have different requirements for issuing municipal debt and issuing municipal leases.  Municipal leases are generally subject to greater risks than general obligation or revenue bonds because they usually contain a "non-appropriation" clause, which provides that the issuer is not obligated to make payments on the obligation in future years unless funds have been appropriated for this purpose each year.  Such non-appropriation clauses are required to avoid the municipal lease obligations from being treated as debt for state debt restriction purposes.  Accordingly, such obligations are subject to "non-appropriation" risk.  Municipal leases may be secured by the underlying capital asset and it may be difficult to dispose of any such asset in the event of non-appropriation or other default.

United States Government Obligations

These consist of various types of marketable securities issued by the United States Treasury, i.e., bills, notes and bonds. Such securities are direct obligations of the United States government and differ mainly in the length of their maturity. Treasury bills, the most frequently issued marketable government security, have a maturity of up to one year and are issued on a discount basis. The Fund may also invest in Treasury Inflation-Protected Securities ("TIPS").  TIPS are special types of treasury bonds that were created in order to offer bond investors protection from inflation.  The values of the TIPS are automatically adjusted to the inflation rate as measured by the Consumer Price Index ("CPI").  If the CPI goes up by half a percent, the value of the bond (the TIPS) would also go up by half a percent.  If the CPI falls, the value of the bond does not fall because the government guarantees that the original investment will stay the same. TIPS decline in value when real interest rates rise.  However, in certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, TIPS may experience greater losses than other fixed income securities with similar duration.

United States Government Agency Issues

These consist of debt securities issued by agencies and instrumentalities of the United States government, including the various types of instruments currently outstanding or which may be offered in the future. Agencies include, among others, the Federal Housing Administration, Government National Mortgage Association ("GNMA"), Farmer's Home Administration, Export-Import Bank of the United States, Maritime Administration, and General Services Administration. Instrumentalities include, for example, each of the Federal Home Loan Banks, the National Bank for Cooperatives, the Federal Home Loan Mortgage Corporation ("FHLMC"), the Farm Credit Banks, the Federal National Mortgage Association ("FNMA"), and the United States Postal Service. These securities are either: (i) backed by the full faith and credit of the United States government (e.g., United States Treasury Bills); (ii) guaranteed by the United States Treasury (e.g., GNMA mortgage-backed securities); (iii) supported by the issuing agency's or instrumentality's right to borrow from the United States Treasury (e.g., FNMA Discount Notes); or (iv) supported only by the issuing agency's or instrumentality's own credit (e.g., Tennessee Valley Association).  On September 7, 2008, the U.S. Treasury Department and the Federal Housing Finance Authority (the "FHFA") announced that FNMA and FHLMC had been placed into conservatorship, a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.  The U.S. Treasury Department and the FHFA at the same time established a secured lending facility and a Secured Stock Purchase Agreement with both FNMA and FHLMC to ensure that each entity had the ability to fulfill its financial obligations.  The FHFA announced that it does not anticipate any disruption in pattern of payments or ongoing business operations of FNMA and FHLMC.

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Government-related guarantors (i.e. not backed by the full faith and credit of the United States Government) include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the United States Government.

FHLMC was created by Congress in 1970 for the purpose of increasing the availability of mortgage credit for residential housing. It is a government-sponsored corporation formerly owned by the twelve Federal Home Loan Banks and now owned entirely by private stockholders. FHLMC issues Participation Certificates ("PC's"), which represent interests in conventional mortgages from FHLMC's national portfolio. FHLMC guarantees the timely payment of interest and ultimate collection of principal, but PCs are not backed by the full faith and credit of the United States Government. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such nongovernmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers.

Mortgage Pass-Through Securities

Interests in pools of mortgage pass-through securities differ from other forms of debt securities (which normally provide periodic payments of interest in fixed amounts and the payment of principal in a lump sum at maturity or on specified call dates). Instead, mortgage pass-through securities provide monthly payments consisting of both interest and principal payments. In effect, these payments are a "pass-through" of the monthly payments made by the individual borrowers on the underlying residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Unscheduled payments of principal may be made if the underlying mortgage loans are repaid or refinanced or the underlying properties are foreclosed, thereby shortening the securities' weighted average life. Some mortgage pass-through securities (such as securities guaranteed by GNMA) are described as "modified pass-through securities." These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, on the scheduled payment dates regardless of whether the mortgagor actually makes the payment.

The principal governmental guarantor of mortgage pass-through securities is GNMA. GNMA is authorized to guarantee, with the full faith and credit of the U.S. Treasury, the timely payment of principal and interest on securities issued by lending institutions approved by GNMA (such as savings and loan institutions, commercial banks and mortgage bankers) and backed by pools of mortgage loans. These mortgage loans are either insured by the Federal Housing Administration or guaranteed by the Veterans Administration. A "pool" or group of such mortgage loans is assembled and after being approved by GNMA, is offered to investors through securities dealers.

Government-related guarantors of mortgage pass-through securities (i.e., not backed by the full faith and credit of the U.S. Treasury) include FNMA and FHLMC.  FNMA is a government-sponsored corporation owned entirely by private stockholders. It is subject to general regulation by the Secretary of Housing and Urban Development. FNMA purchases conventional (i.e., not insured or guaranteed by any government agency) residential mortgages from a list of approved sellers/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks and credit unions and mortgage bankers. Mortgage pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA but are not backed by the full faith and credit of the U.S. Treasury.

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Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage pass-through securities. The Fund does not purchase interests in pools created by such non-governmental issuers.

Resets. The interest rates paid on the Adjustable Rate Mortgage Securities ("ARMs") in which the Fund may invest generally are readjusted or reset at intervals of one year or less to an increment over some predetermined interest rate index. There are two main categories of indices: those based on U.S. Treasury securities and those derived from a calculated measure, such as a cost of funds index or a moving average of mortgage rates. Commonly utilized indices include the one-year and five-year constant maturity Treasury Note rates, the three-month Treasury Bill rate, the 180-day Treasury Bill rate, rates on longer-term Treasury securities, the National Median Cost of Funds, the one-month or three-month London Interbank Offered Rate (LIBOR), the prime rate of a specific bank, or commercial paper rates. Some indices, such as the one-year constant maturity Treasury Note rate, closely mirror changes in market interest rate levels. Others tend to lag changes in market rate levels and tend to be somewhat less volatile.

Caps and Floors. The underlying mortgages which collateralize the ARMs in which the Fund invests will frequently have caps and floors which limit the maximum amount by which the loan rate to the residential borrower may change up or down: (1) per reset or adjustment interval, and (2) over the life of the loan. Some residential mortgage loans restrict periodic adjustments by limiting changes in the borrower's monthly principal and interest payments rather than limiting interest rate changes. These payment caps may result in negative amortization. The value of mortgage securities in which the Fund invests may be affected if market interest rates rise or fall faster and farther than the allowable caps or floors on the underlying residential mortgage loans. Additionally, even though the interest rates on the underlying residential mortgages are adjustable, amortization and prepayments may occur, thereby causing the effective maturities of the mortgage securities in which the Fund invests to be shorter than the maturities stated in the underlying mortgages.

Foreign Securities

The Fund may invest in securities of foreign issuers and ETFs and other investment companies that hold a portfolio of foreign securities.  Investing in securities of foreign companies and countries involves certain considerations and risks that are not typically associated with investing in U.S. government securities and securities of domestic companies.  There may be less publicly available information about a foreign issuer than a domestic one, and foreign companies are not generally subject to uniform accounting, auditing and financial standards and requirements comparable to those applicable to U.S. companies.  There may also be less government supervision and regulation of foreign securities exchanges, brokers and listed companies than exists in the United States.  Interest and dividends paid by foreign issuers may be subject to withholding and other foreign taxes, which may decrease the net return on such investments as compared to dividends and interest paid to the Fund by domestic companies or the U.S. government.  There may be the possibility of expropriations, seizure or nationalization of foreign deposits, confiscatory taxation, political, economic or social instability or diplomatic developments that could affect assets of the Fund held in foreign countries.  Finally, the establishment of exchange controls or other foreign governmental laws or restrictions could adversely affect the payment of obligations.

To the extent the Fund's currency exchange transactions do not fully protect the Fund against adverse changes in currency exchange rates, decreases in the value of currencies of the foreign countries in which the Fund will invest relative to the U.S. dollar will result in a corresponding decrease in the U.S. dollar value of the Fund's assets denominated in those currencies (and possibly a corresponding increase in the amount of securities required to be liquidated to meet distribution requirements).  Conversely, increases in the value of currencies of the foreign countries in which the Fund invests relative to the U.S. dollar will result in a corresponding increase in the U.S. dollar value of the Fund's assets (and possibly a corresponding decrease in the amount of securities to be liquidated).

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Emerging Markets Securities.  The Fund may purchase securities of emerging market issuers and ETFs and other closed end funds that invest in emerging market securities.  Investing in emerging market securities imposes risks different from, or greater than, risks of investing in foreign developed countries.  These risks include: smaller market capitalization of securities markets, which may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; possible repatriation of investment income and capital. In addition, foreign investors may be required to register the proceeds of sales; future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. dollar, and devaluation may occur subsequent to investments in these currencies by the Fund.  Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

Additional risks of emerging markets securities may include: greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; companies that are newly organized and small; differences in auditing and financial reporting standards, which may result in unavailability of material information about issuers; and less developed legal systems. In addition, emerging securities markets may have different clearance and settlement procedures, which may be unable to keep pace with the volume of securities transactions or otherwise make it difficult to engage in such transactions. Settlement problems may cause a Fund to miss attractive investment opportunities, hold a portion of its assets in cash pending investment, or be delayed in disposing of a portfolio security. Such a delay could result in possible liability to a purchaser of the security.

Illiquid and Restricted Securities

The Fund may invest up to 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or legal restrictions on resale (e.g., because they have not been registered under the Securities Act of 1933, as amended (the "Securities Act")) and securities that are otherwise not readily marketable (e.g., because trading in the security is suspended or because market makers do not exist or will not entertain bids or offers). Securities that have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Foreign securities that are freely tradable in their principal markets are not considered to be illiquid.

Restricted and other illiquid securities may be subject to the potential for delays on resale and uncertainty in valuation. The Fund might be unable to dispose of illiquid securities promptly or at reasonable prices and might thereby experience difficulty in satisfying redemption requests from shareholders. The Underlying Fund might have to register restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

A large institutional market exists for certain securities that are not registered under the Securities Act, including foreign securities. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments. Rule 144A under the Securities Act allows such a broader institutional trading market for securities otherwise subject to restrictions on resale to the general public. Rule 144A establishes a "safe harbor" from the registration requirements of the Securities Act for resale of certain securities to qualified institutional buyers. Rule 144A has produced enhanced liquidity for many restricted securities, and market liquidity for such securities may continue to expand as a result of this regulation and the consequent existence of the PORTAL system, which is an automated system for the trading, clearance and settlement of unregistered securities of domestic and foreign issuers sponsored by NASDAQ.

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Under guidelines adopted by the Trust's Board, the Adviser of the Fund may determine that particular Rule 144A securities, and commercial paper issued in reliance on the private placement exemption from registration afforded by Section 4(a)(2) of the Securities Act, are liquid even though they are not registered. A determination of whether such a security is liquid or not is a question of fact. In making this determination, the Adviser will consider, as it deems appropriate under the circumstances and among other factors: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security; (3) the number of other potential purchasers of the security; (4) dealer undertakings to make a market in the security; (5) the nature of the security (e.g., debt or equity, date of maturity, terms of dividend or interest payments, and other material terms) and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer); and (6) the rating of the security and the financial condition and prospects of the issuer. In the case of commercial paper, the Adviser will also determine that the paper (1) is not traded flat or in default as to principal and interest, and (2) is rated in one of the two highest rating categories by at least two Nationally Recognized Statistical Rating Organization ("NRSRO") or, if only one NRSRO rates the security, by that NRSRO, or, if the security is unrated, the Adviser determines that it is of equivalent quality.

Rule 144A securities and Section 4(a)(2) commercial paper that have been deemed liquid as described above will continue to be monitored by the Fund's Adviser to determine if the security is no longer liquid as the result of changed conditions. Investing in Rule 144A securities or Section 4(a)(2) commercial paper could have the effect of increasing the amount of the Fund's assets invested in illiquid securities if institutional buyers are unwilling to purchase such securities.

Repurchase Agreements

The Fund may enter into repurchase agreements. In a repurchase agreement, an investor (such as the Fund) purchases a security (known as the "underlying security") from a securities dealer or bank. Any such dealer or bank must be deemed creditworthy by the Adviser. At that time, the bank or securities dealer agrees to repurchase the underlying security at a mutually agreed upon price on a designated future date. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at an agreed upon rate due to the Fund on repurchase. In either case, the income to the Fund generally will be unrelated to the interest rate on the underlying securities. Repurchase agreements must be "fully collateralized," in that the market value of the underlying securities (including accrued interest) must at all times be equal to or greater than the repurchase price. Therefore, a repurchase agreement can be considered a loan collateralized by the underlying securities.

Repurchase agreements are generally for a short period of time, often less than a week, and will generally be used by the Fund to invest excess cash or as part of a temporary defensive strategy. Repurchase agreements that do not provide for payment within seven days will be treated as illiquid securities. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. These losses could result from: (a) possible decline in the value of the underlying security while the Fund is seeking to enforce its rights under the repurchase agreement; (b) possible reduced levels of income or lack of access to income during this period; and (c) expenses of enforcing its rights.

When-Issued, Forward Commitments and Delayed Settlements

The Fund may purchase and sell securities on a when-issued, forward commitment or delayed settlement basis. In this event, the Custodian (as defined under the section entitled "Custodian") will segregate liquid assets equal to the amount of the commitment in a separate account. Normally, the Custodian will set aside portfolio securities to satisfy a purchase commitment. In such a case, the Fund may be required subsequently to segregate additional assets in order to assure that the value of the account remains equal to the amount of the Fund's commitment. It may be expected that the Fund's net assets will fluctuate to a greater degree when it sets aside portfolio securities to cover such purchase commitments than when it sets aside cash.

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The Fund does not intend to engage in these transactions for speculative purposes but only in furtherance of its investment objectives. Because the Fund will segregate liquid assets to satisfy its purchase commitments in the manner described, the Fund's liquidity and the ability of the Fund's Adviser to manage them may be affected in the event the Fund's forward commitments, commitments to purchase when-issued securities and delayed settlements ever exceeded 15% of the value of its net assets.

The Fund will purchase securities on a when-issued, forward commitment or delayed settlement basis only with the intention of completing the transaction. If deemed advisable as a matter of investment strategy, however, the Fund may dispose of or renegotiate a commitment after it is entered into, and may sell securities it has committed to purchase before those securities are delivered to the Fund on the settlement date. In these cases, the Fund may realize a taxable capital gain or loss. When the Fund engages in when-issued, forward commitment and delayed settlement transactions, it relies on the other party to consummate the trade. Failure of such party to do so may result in the Fund incurring a loss or missing an opportunity to obtain a price credited to be advantageous.

The market value of the securities underlying a when-issued purchase, forward commitment to purchase securities, or a delayed settlement and any subsequent fluctuations in their market value is taken into account when determining the market value of the Fund starting on the day the Fund agrees to purchase the securities. The Fund does not earn interest on the securities it has committed to purchase until it has paid for and delivered on the settlement date.

Lending Portfolio Securities

For the purpose of achieving income, the Fund may lend its portfolio securities, provided (1) the loan is secured continuously by collateral consisting of U.S. Government securities or cash or cash equivalents (cash, U.S. Government securities, negotiable certificates of deposit, bankers' acceptances or letters of credit) maintained on a daily mark-to-market basis in an amount at least equal to the current market value of the securities loaned, (2) the Fund may at any time call the loan and obtain the return of securities loaned, (3) the Fund will receive any interest or dividends received on the loaned securities, and (4) the aggregate value of the securities loaned will not at any time exceed one-third of the total assets of the Fund, measured after the borrowing occurs.

Short Sales

The Fund may sell securities short. A short sale is a transaction in which the Fund sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When the Fund makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Fund is required to make a margin deposit in connection with such short sales; the Fund may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time the Fund covers its short position, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent the Fund sells securities short, it will provide collateral to the broker-dealer and (except in the case of short sales "against the box") will maintain additional asset coverage in the form of cash, U.S. government securities or other liquid securities with its custodian in a segregated account in an amount at least equal to the difference between the current market value of the securities sold short and any amounts required to be deposited as collateral with the selling broker (not including the proceeds of the short sale).  A short sale is "against the box" to the extent the Fund contemporaneously owns, or has the right to obtain at no added cost, securities identical to those sold short.

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Wholly-Owned Subsidiaries

The Macro Strategies Fund, the Commodities Strategy Fund and the Market Trend Fund may each invest up to 25% of its total assets in a wholly-owned and controlled Cayman Islands subsidiary (each a "Subsidiary"), which is expected to invest through underlying commodity pools, swap contracts, structured notes, commodity and financial futures and option contracts, as well as equity and fixed income securities and other investments intended to serve as margin or collateral for the Subsidiary's derivatives positions.  As a result, the Fund may be considered to be investing indirectly in these investments through the Subsidiary.  For that reason, and for the sake of convenience, references in this SAI to the Fund may also include the Subsidiary.

Each Subsidiary will not be registered under the 1940 Act but, will be subject to certain of the investor protections of that Act, as noted in this SAI. The Fund, as the sole shareholder of the relevant Subsidiary, will not have all of the protections offered to investors in registered investment companies. However, since the Fund wholly owns and controls the Subsidiary, and the Fund and Subsidiary are both managed by the Adviser, it is unlikely that the Subsidiary will take action contrary to the interests of the Fund or its shareholders.  The Fund's Board has oversight responsibility for the investment activities of the Fund, including its investment in the Subsidiary, and the Fund's role as the sole shareholder of the Subsidiary. Also, in managing the Subsidiary's portfolio, the Adviser will be subject to the same investment restrictions and operational guidelines that apply to the management of the Fund, including any collateral or segregation requirements in connection with various investment strategies.

Changes in the laws of the United States and/or the Cayman Islands, under which the Fund and the Subsidiary, respectively, are organized, could result in the inability of the Fund and/or the Subsidiary to operate as described in this SAI and could negatively affect the Fund and its shareholders.  For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary.  If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

INVESTMENT RESTRICTIONS

The Funds have adopted the following investment restrictions that may not be changed without approval by a "majority of the outstanding shares" of the Funds which, as used in this SAI, means the vote of the lesser of (a) 67% or more of the shares of the Fund represented at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Fund.

1.  Borrowing Money.  Each Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made.

2.  Senior Securities.  The Funds will not issue senior securities.  This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by a Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the 1940 Act, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.
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3.  Underwriting.  The Funds will not act as underwriter of securities issued by other persons.  This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), a Fund may be deemed an underwriter under certain federal securities laws.

4.  Real Estate.  The Funds will not purchase or sell real estate.  This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate.  This limitation does not preclude a Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

5.  Commodities.  The Funds will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments.  This limitation does not preclude a Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

6.  Loans.  The Funds will not make loans to other persons, except:  (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; (c) by purchasing non-publicly offered debt securities; or (d) with respect to the Market Trend Fund only, indirectly though Underlying Funds, as defined in the Fund's Prospectus.  For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

7.  Concentration.  Each Fund will not invest 25% or more of its total assets in a particular industry or group of industries.  This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

THE FOLLOWING ARE ADDITIONAL INVESTMENT LIMITATIONS OF THE FUNDS. THE FOLLOWING RESTRICTIONS ARE DESIGNATED AS NON-FUNDAMENTAL AND MAY BE CHANGED BY THE BOARD OF TRUSTEES OF THE TRUST WITHOUT THE APPROVAL OF SHAREHOLDERS.

1.  Pledging.  The Funds will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any Fund assets except as may be necessary in connection with borrowings described in limitation (1) above.  Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.  Each Fund will not pledge more than one-third of its assets at any one time.

2.  Margin Purchases.  The Funds will not purchase securities or evidences of interest thereon on "margin."  This limitation is not applicable to short-term credit obtained by a Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts and other permitted investment techniques.

3.  Illiquid Investments.  The Funds will not hold 15% or more of their respective net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.

4.  80% Investment Policy.  The Dynamic Equity Fund has adopted a policy to invest at least 80% of its assets (defined as net assets plus the amount of any borrowing for investment purposes) in long or short positions in "equity" investments, as defined in its then-current Prospectus, under normal market conditions.  Shareholders will be provided with at least 60 days prior notice of any change in the Fund's 80% policy.  The notice will be provided in a separate written document containing the following, or similar, statement, in boldface type: "Important Notice Regarding Change in Investment Policy."  The statement will also appear on the envelope in which the notice is delivered, unless the notice is delivered separately from other communications to the shareholder.

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If a restriction on a Fund's investments is adhered to at the time an investment is made, a subsequent change in the percentage of Fund assets invested in certain securities or other instruments, or change in average duration of the Fund's investment portfolio, resulting from changes in the value of the Fund's total assets, will not be considered a violation of the restriction; provided, however, that the asset coverage requirement applicable to borrowings, if any, shall be maintained in the manner contemplated by applicable law.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Funds are required to include a schedule of portfolio holdings in their annual and semi-annual reports to shareholders, which are sent to shareholders within 60 days of the end of the second and fourth fiscal quarters and which are filed with the SEC on Form N-CSR within 70 days of the end of the second and fourth fiscal quarters.  The Funds also are required to file a schedule of portfolio holdings with the SEC on Form N-Q within 60 days of the end of the first and third fiscal quarters.  The Funds must provide a copy of their complete schedule of portfolio holdings as filed with the SEC to any shareholder of the Funds, upon request, free of charge.  This policy is applied uniformly to all shareholders of the Funds without regard to the type of requesting shareholder (i.e., regardless of whether the shareholder is an individual or institutional investor).  The Funds have an ongoing arrangement to release portfolio holdings to various rating agencies that regularly analyze the portfolio holdings of mutual funds and investment advisers in order to monitor and report on various attributes.  Such ratings agencies include Lipper, Morningstar, Standard & Poors, Thomson Reuters, Bloomberg and Vickers.  Portfolio holdings will be supplied to these agencies no more frequently than quarterly and approximately 15 days after the end of each quarter.

Pursuant to policies and procedures adopted by the Board of Trustees, the Funds have ongoing arrangements to release portfolio holdings information on a daily basis to the Adviser, Sub-Advisers, the Administrator and the Custodian and on an as needed basis to other third parties providing services to the Funds.  The Adviser, Sub-Advisers, the Administrator and Custodian receive portfolio holdings information daily in order to carry out the essential operations of the Funds.  The Funds disclose portfolio holdings to their auditors, legal counsel, proxy voting services (if applicable), pricing services, printers, parties to merger and reorganization agreements and their agents, and prospective or newly hired investment advisers or sub-advisers as needed to provide services to the Funds.  The Funds also disclose their portfolio holdings to Morningstar for the purposes of portfolio analytical reports.  The lag between the date of the information and the date on which the information is disclosed to these third parties will vary based on the identity of the party to whom the information is disclosed.  For instance, the information may be provided to auditors within days of the end of an annual period, while the information may be given to legal counsel at any time.

The Fund's Adviser will publish a schedule of the Fund's 10 largest portfolio holdings on a quarterly basis approximately 10 days after the end of each quarter.  The Funds’ fiscal quarters end on the last day of March, June, September and December.  The schedule shall be published on the Adviser's website at www.LoCorrFunds.com.  This information will remain on the website until new information for the next quarter is posted.  This information is also available by calling toll-free 1-855-523-8637.

The Funds, the Adviser, the Sub-Advisers, the Administrator and the Custodian are prohibited from entering into any special or ad hoc arrangements with any persons to make available information about the Funds’ portfolio holdings without the specific approval of the Board.  Any party wishing to release portfolio holdings information on an ad hoc or  special basis must submit any proposed arrangement to the Board, which will review such arrangement to determine whether it is (i) in the best interests of Fund shareholders, (ii) whether the information will be kept confidential (based on the factors discussed below) (iii) whether sufficient protections are in place to guard against personal trading based on the information and (iv) whether the disclosure presents a conflict of interest between the interests of Fund shareholders and those of the Adviser, Sub-Advisers, or any affiliated person of the Funds or the Adviser or Sub-Advisers.  Additionally, the Adviser and Sub-Advisers, and any affiliated persons of the Adviser or Sub-Advisers, are prohibited from receiving compensation or other consideration, for themselves or on behalf of the Funds, as a result of disclosing the Funds’ portfolio holdings.

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Information privately disclosed to third parties, whether on an ongoing or ad hoc basis, is disclosed under conditions of confidentiality.  "Conditions of confidentiality" include (i) confidentiality clauses in written agreements, (ii) confidentiality implied by the nature of the relationship (e.g., attorney-client relationship), (iii) confidentiality required by fiduciary or regulatory principles (e.g., custody relationships) or (iv) understandings or expectations between the parties that the information will be kept confidential.  The agreements with the Funds’ Adviser, Sub-Advisers, Administrator and Custodian contain confidentiality clauses, which the Board and these parties have determined extend to the disclosure of non-public information about the Funds’ portfolio holding and the duty not to trade on the non-public information.

MANAGEMENT

The business of the Trust is managed under the direction of the Board in accordance with the Agreement and Declaration of Trust and the Trust's By-laws, which have been filed with the SEC and are available upon request. The Board consists of five individuals, three of whom are not "interested persons" (as defined under the 1940 Act) of the Trust and the Adviser ("Independent Trustees"). Pursuant to the governing documents of the Trust, the Board shall elect officers including a President, a Secretary, a Treasurer, a Principal Executive Officer and a Principal Accounting Officer. The Board retains the power to conduct, operate and carry on the business of the Trust and has the power to incur and pay any expenses, which, in the opinion of the Board, are necessary or incidental to carry out any of the Trust's purposes. The Trustees, officers, employees and agents of the Trust, when acting in such capacities, shall not be subject to any personal liability except for his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of his or her duties.

Board Leadership Structure

The Trust is led by Kevin M. Kinzie, who has served as the Chairman of the Board and President since the Trust was organized in 2011.  Mr. Kinzie is an "interested person" as defined in the 1940 Act by virtue of his indirect controlling interest in and his status as an officer of LoCorr Fund Management, LLC (the Trust’s investment adviser).  The Board of Trustees is comprised of Mr. Kinzie and four other Trustees, three of whom are not an interested person ("Independent Trustees").  The Independent Trustees have not selected a Lead Independent Trustee.  Additionally, under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly.  Under the Trust's Declaration of Trust, By-Laws and governance guidelines, the Chairman of the Board is generally responsible for (a) chairing board meetings, (b) setting the agendas for these meetings and (c) providing information to board members in advance of each board meeting and between board meetings.  The Trust does not have a Nominating Committee, but the Audit Committee performs the duties of a nominating committee when and if necessary.  The Audit Committee will not consider nominees recommended by shareholders, except as required under the 1940 Act and rules thereunder.  Generally, the Trust believes it best to have a single leader who is seen by shareholders, business partners and other stakeholders as providing strong leadership.  The Trust believes that its Chairman/President together with the Audit Committee (with an independent chairman), and, as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its Funds and each shareholder because of the Board's collective business acumen and strong understanding of the regulatory framework under which investment companies must operate.

Board Risk Oversight

The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from Jason Roeske, the Trust’s Chief Compliance Officer.  The Chief Compliance Officer reports at quarterly Board meetings and on an ad hoc basis, when and if necessary.  The Audit Committee, which has an independent chairman, considers financial and reporting the risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

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Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including (i) experience, (ii) qualifications, (iii) attributes and (iv) skills.

Mr. Kevin M. Kinzie has more than [20] years of experience in the financial services field, including experience as President and Chief Executive Officer of a FINRA-registered broker/dealer, President and Chief Executive Officer of a financial services marketing firm and as founder of a loan sourcing network serving a group of bank lenders.  Mr. Kinzie also holds a Bachelor of Science degree in business and marketing from the University of Colorado.  Mr. Kinzie’s background in financial services management and his leadership skills as a financial executive bring practical knowledge to Board discussions regarding the operations of the Funds and the Trust.

Mr. Jon C. Essen has more than [20] years of experience in the financial services field, including experience as Senior Vice President and Chief Operating Officer of a FINRA-registered broker/dealer, Chief Operating Officer of a commercial finance enterprise, Chief Financial Officer of an investment adviser and Treasurer of two mutual fund complexes.  Mr. Essen holds a Bachelor of Science degree in business administration from Mankato State University and holds the Certified Public Accountant (inactive) designation.  Mr. Essen's background in investment management and accounting, his leadership skills as a chief financial officer, and his experience with other mutual funds bring context and insight to Board discussions and decision-making regarding the Trust's operations and dialogue with the Fund's auditors.

Mr. Gary Jarrett has more than [30] years of experience in investment management.  Prior to his retirement in September of 2015, Mr. Jarrett was the Chief Executive Officer of Black River Asset Management, LLC, an investment management firm focused on hedge funds and private equity funds. Mr. Jarrett worked for Black River Asset Management, LLC from 2002 to 2015.

Mr. Mark A. Thompson has more than [30] years of experience in investment management, including co-founding Riverbridge Partners, LLC ("Riverbridge"), an investment management firm.  At Riverbridge, Mr. Thompson chairs the Executive Committee, which is responsible for the strategic decision making and overall management of the firm. Mr. Thompson also serves as Chief Investment Officer of Riverbridge, and he is responsible for coordinating the efforts of the firm’s investment team and overall portfolio compliance. Mr. Thompson holds a Bachelor’s degree in finance from the University Of Minnesota Carlson School Of Management and is a member of the CFA Institute and the CFA Society of Minnesota.

Mr. Ronald A. Tschetter has more than [30] years of experience in the financial services field, including experience as President of a FINRA-registered broker/dealer and has several years of experience in financial matters based on his service to non-profit organizations.  Mr. Tschetter holds a Bachelor’s degree in psychology and social studies from Bethel University.  Additionally, Mr. Tschetter served as the Director of the U.S. Peace Corps.

The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes the Board highly effective.

Following is a list of the Trustees and executive officers of the Trust and their principal occupation over the last five years. Unless otherwise noted, the address of each Trustee and Officer is c/o LoCorr Fund Management, LLC, 687 Excelsior Boulevard, Excelsior, MN 55331.

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Independent Trustees
Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past 5 Years
Gary Jarrett Year of Birth: 1954	Trustee/May 2016 to present	Chief Executive Officer, Black River Asset Management LLC, investment subsidiary of Cargill, Inc., June 2002 to August 2015.	5	None
Mark A. Thompson Year of Birth: 1959	Trustee/December 2011 to present	Chairman and Chief Manager, Riverbridge Partners, LLC (investment management), 1987 to present.	5	None
Ronald A. Tschetter Year of Birth: 1941	Trustee/January 2011 to present	Mr. Tschetter is presently retired from his principal occupation; Director of the U.S. Peace Corps, September 2006 to January 2009.	5	None
* The term of office for each Trustee listed above will continue indefinitely.
** The term "Fund Complex" refers to the LoCorr Investment Trust.

Interested Trustees and Officers
Name and Year of Birth	Position/Term of Office*	Principal Occupation During the Past 5 Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past 5 Years
Jon C. Essen[1] Year of Birth: 1963	Treasurer, Secretary, Chief Financial Officer/ January 2011 to present; Trustee/November 2010 to present	Chief Financial Officer and Chief Compliance Officer of LoCorr Fund Management, LLC, (2010-2017), Chief Operating Officer (2010-2016); Senior Vice President, Chief Financial Officer, and Registered Representative of LoCorr Distributors, LLC (broker/dealer), April 2008 to present, and Chief Operating Officer, April 2008 to January 2016.	5	None
Kevin M. Kinzie[2] Year of Birth: 1956	President, Trustee/ January 2011 to present	Chief Executive Officer of LoCorr Fund Management, LLC, November 2010 to present; President and Chief Executive Officer of LoCorr Distributors, LLC (broker/dealer), March 2002 to present.	5	None
Jason Roeske[3] Year of Birth: 1969	Chief Compliance Officer, September 2017 to present	Consultant at Encore Consulting Group (2013); Chief Compliance Officer of Welsh Securities, LLC (2014-2016); Chief Compliance Officer of LoCorr Fund Management, LLC (2017-present).	5	Chief Compliance Officer of Welsh Securities, LLC (2014-2016)
* The term of office for each Trustee listed above will continue indefinitely.
** The term "Fund Complex" refers to the LoCorr Investment Trust.
1 Mr. Essen is an interested Trustee because he is an officer of the Fund's Adviser.
2 Mr. Kinzie is an interested Trustee because he is an officer and indirect controlling interest holder of the Fund's Adviser.
3 Mr. Roeske is an interested Officer because he is an officer of the Funds’ Adviser.

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Board Committees

Audit Committee.  The Board has an Audit Committee that consists of all the Trustees who are not "interested persons" of the Trust within the meaning of the 1940 Act. Mr. Gary Jarrett has been designated as the Audit Committee Financial Expert. The Audit Committee's responsibilities include: (i) recommending to the Board the selection, retention or termination of the Trust's independent auditors; (ii) reviewing with the independent auditors the scope, performance and anticipated cost of their audit; (iii) discussing with the independent auditors certain matters relating to the Trust's financial statements, including any adjustment to such financial statements recommended by such independent auditors, or any other results of any audit; (iv) reviewing on a periodic basis a formal written statement from the independent auditors with respect to their independence, discussing with the independent auditors any relationships or services disclosed in the statement that may impact the objectivity and independence of the Trust's independent auditors and recommending that the Board take appropriate action in response thereto to satisfy itself of the auditor's independence; and (v) considering the comments of the independent auditors and management's responses thereto with respect to the quality and adequacy of the Trust's accounting and financial reporting policies and practices and internal controls.  The Audit Committee operates pursuant to an Audit Committee Charter.  During the Trust’s most recent fiscal year, the Audit Committee [met two times].

Compensation

Each Trustee who is not affiliated with the Trust or Adviser receives an annual fee of $40,000, as well as reimbursement for any reasonable expenses incurred attending the meetings. The "interested persons" who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Trust for the fiscal year ended December 31, 2018.  The Trust does not have a bonus, profit sharing, pension or retirement plan.

Name of Trustee	Aggregate Compensation From the Funds[1]						Total Compensation From Trust and Fund Complex[3] Paid to Trustees
	Macro Strategies Fund	Commodities Strategy Fund	Dynamic Equity Fund	Spectrum Income Fund	Market Trend Fund	Multi-Strategy Fund[2]
Jon C. Essen (Interested Trustee)	$0	$0	$0	$0	$0	$0	$0
Kevin M. Kinzie (Interested Trustee)	$0	$0	$0	$0	$0	$0	$0
Gary Jarrett (Independent Trustee)	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]

Mark A. Thompson (Independent Trustee)	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
Ronald A. Tschetter (Independent Trustee)	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]	$[ ]
1          Compensation is the amount received for services as a trustee, and would include retainers, salaries, bonuses, fees for meeting attendance and fees for service as a committee chair.
2          The LoCorr Multi-Strategy Fund liquidated on August 24, 2018.
3          Fund Complex refers to the LoCorr Investment Trust, which consists of five Funds.

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Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in each Fund as of December 31, 2018.

Amount Invested Key:

A.	$0
B.	$1-$10,000
C.	$10,001-$50,000
D.	$50,001-$100,000
E.	Over $100,000

Name of Trustee	Dollar Range of Equity Securities in the Funds					Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
	Macro Strategies Fund	Commodities Strategy Fund	Dynamic Equity Fund	Spectrum Income Fund	Market Trend Fund
Jon C. Essen	[C.]	[C.]	[C.]	[C.]	[C.]	[E.]
Kevin M. Kinzie	[E.]	[C.]	[A.]	[E.]	[E.]	[E.]
Gary Jarrett	[A.]	[A.]	[A.]	[A.]	[A.]	[A.]
Mark A. Thompson	[E.]	[E.]	[E.]	[A.]	[A.]	[E.]
Ronald A. Tschetter	[E.]	[A.]	[A.]	[A.]	[A.]	[E.]

As of [_________], 2019, the Trustees and officers, as a group, owned less than 1% of the outstanding shares of any class of any of the Funds.

CONTROL PERSONS AND PRINCIPAL HOLDERS

A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledged the existence of control.  Kevin M. Kinzie may be deemed to control the Fund indirectly because of his controlling interest in the parent company of the Adviser.  Shareholders with a controlling interest could affect the outcome of voting or the direction of management of the Funds.  A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of a Fund.  As of [_________], 2019, the following shareholders were considered to be either a control person or principal shareholder of the Funds.

Macro Strategies Fund – Class A

Name and Address	% Ownership	Parent Company	State of Jurisdiction	Type of Ownership
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]

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Name and Address	% Ownership	Parent Company	State of Jurisdiction	Type of Ownership
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]

Macro Strategies Fund – Class C

Name and Address	% Ownership	Parent Company	State of Jurisdiction	Type of Ownership
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]

Macro Strategies Fund – Class I

Name and Address	% Ownership	Parent Company	State of Jurisdiction	Type of Ownership
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]

Commodities Strategy Fund – Class A

Name and Address	% Ownership	Parent Company	State of Jurisdiction	Type of Ownership
[_____________________]	[ ]%	[ ]	[ ]	[ ]

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Name and Address	% Ownership	Parent Company	State of Jurisdiction	Type of Ownership
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]

Commodities Strategy Fund – Class C

Name and Address	% Ownership	Parent Company	State of Jurisdiction	Type of Ownership
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]

Commodities Strategy Fund – Class I

Name and Address	% Ownership	Parent Company	State of Jurisdiction	Type of Ownership
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]

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Dynamic Equity Fund – Class A

Name and Address	% Ownership	Parent Company	State of Jurisdiction	Type of Ownership
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]

Dynamic Equity Fund – Class C

Name and Address	% Ownership	Parent Company	State of Jurisdiction	Type of Ownership
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]

Dynamic Equity Fund – Class I

Name and Address	% Ownership	Parent Company	State of Jurisdiction	Type of Ownership
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]

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Spectrum Income Fund – Class A
Name and Address	% Ownership	Parent Company	State of Jurisdiction	Type of Ownership
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]

Spectrum Income Fund – Class C

Name and Address	% Ownership	Parent Company	State of Jurisdiction	Type of Ownership
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]

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Spectrum Income Fund – Class I

Name and Address	% Ownership	Parent Company	State of Jurisdiction	Type of Ownership
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]

Market Trend Fund – Class A

Name and Address	% Ownership	Parent Company	State of Jurisdiction	Type of Ownership
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]

Market Trend Fund – Class C

Name and Address	% Ownership	Parent Company	State of Jurisdiction	Type of Ownership
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]

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Market Trend Fund – Class I

Name and Address	% Ownership	Parent Company	State of Jurisdiction	Type of Ownership
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]
[_____________________]	[ ]%	[ ]	[ ]	[ ]

INVESTMENT ADVISER AND SUB-ADVISERS

Investment Adviser

LoCorr Fund Management, LLC, 687 Excelsior Boulevard, Excelsior, MN 55331, serves as investment adviser to the Funds.  The Adviser was established in 2010 for the purpose of advising the Funds within the Trust and has no other clients.  Kevin M. Kinzie is deemed to indirectly control the Adviser by virtue of his ownership of more than 25% of the Adviser's parent company's membership interests.  Jon C. Essen is an affiliated person of the Trust because he is a Trustee and officer.  Mr. Essen is also an affiliated person of the Adviser because he is an officer of the Adviser.  Kevin M. Kinzie is an affiliated person of the Trust because he is a Trustee and officer and because he indirectly controls the Funds through his control of the Adviser, which in turn controls the Funds.  Mr. Kinzie is also an affiliated person of the Adviser because he is an officer of the Adviser and indirectly controls the Adviser.  Subject to the supervision and direction of the Trustees, the Adviser manages the Funds’ securities and investments in accordance with the Funds’ stated investment objectives and policies, makes investment decisions and places orders to purchase and sell securities on behalf of the Funds.  The fee paid to the Adviser is governed by an investment management agreement ("Management Agreement") between the Trust, on behalf of the Funds and the Adviser.

Under the Management Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Funds, including through sub-advisers, in accordance with applicable law and the investment objective, policies and restrictions set forth in each Funds’ current Prospectus and this SAI, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser.  The Adviser shall act as the investment adviser to the Funds and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Funds in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold, retained or lent by the Funds, and implement those decisions, including the selection of entities with or through which such purchases, sales or loans are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers. The Adviser also provides the Funds with all necessary office facilities and personnel for servicing the Funds’ investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Funds or the Adviser performing services relating to research, statistical and investment activities. The Management Agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees.

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The Trust has a Management Agreement with the Adviser to furnish investment advisory services to the Funds.  Pursuant to the Management Agreement, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee as follows:

Fund	Annual Advisory Fee as a Percentage of the Average Daily Net Assets of the Fund
Macro Strategies Fund	1.65%
Dynamic Equity Fund	1.50%
Spectrum Income Fund	1.30%
Market Trend Fund	1.50%

Pursuant to the Management Agreement, the Adviser receives a fee in accordance with the Incremental Advisory Fee schedule below based on the Commodities Strategy Fund’s average daily net assets, computed daily and payable monthly.

Net Assets per the Commodities Strategy Fund	Incremental Advisory Fee
$0 – $500 million	1.50%
$500 million – $1.0 billion	1.40%
$1.0 billion – $1.5 billion	1.30%
$1.5 billion - $2.0 billion	1.20%
$2.0 billion – $2.5 billion	1.10%
Over $2.5 billion	1.00%

The Adviser has agreed contractually to waive its management fee and to reimburse expenses, exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expenses on short sales, swap fees, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation and inclusive of offering and organizational costs incurred prior to the commencement of operations, at least until April 30, 2020, such that net annual fund operating expenses of the Funds do not exceed 1.99% of the daily average net assets attributable to the Macro Strategies Fund, 1.95% of the Commodities Strategy Fund and the Market Trend Fund, 1.99% of the Dynamic Equity Fund and 1.80% of the Spectrum Income Fund. Waiver/reimbursement is subject to possible recoupment from a Fund within the three years following the date on which the expenses occurred, if the Fund is able to make the repayment without exceeding its current limitations and the repayment is approved by the Board of Trustees. No reimbursement amount will be paid to the Adviser in any quarter unless the Trust's Board of Trustees has determined in advance that a reimbursement is in the best interest of a Fund and its shareholders. Fee waiver and reimbursement arrangements can decrease the Funds’ expenses and increase their performance.

Expenses not expressly assumed by the Adviser under the Management Agreement are paid by the Funds.  Under the terms of the Management Agreement, each Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser (c) the fees and certain expenses of the Custodian and Transfer and Dividend Disbursing Agent (as defined under the section entitled "Transfer Agent"), including the cost of maintaining certain required records of the Fund and of pricing the Fund's shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund may be a member, (h) the cost of share certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund's registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees' meetings (including travel expenses of Trustees and officers of the Fund who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds’ business.

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The Management Agreement will continue in effect with respect to each Fund for two (2) years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of each Fund. The Management Agreement may be terminated without penalty on 60 days' written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Trust's outstanding shares. The Management Agreement shall terminate automatically in the event of its assignment.

For the fiscal years ended December 31, the Macro Strategies Fund paid the following management fees to the Adviser:

	Management Fees
	Accrued	Waived	Recouped	Total Paid
2018*	$[ ]	$[ ]	$[ ]	$[ ]
2017	$16,389,019	$(485,398)	$0	$15,903,621
2016	$12,322,937	$0	$0	$12,322,937

*	Effective October 18, 2018, the management fee was reduced from 1.75% to 1.65%.

For the fiscal years ended December 31, the Commodities Strategy Fund paid the following management fees to the Adviser:

	Management Fees
	Accrued	Waived	Recouped	Total Paid
2018	$[ ]	$[ ]	$[ ]	$[ ]
2017	$1,528,013	$(81,840)	$0	$1,446,173
2016	$1,986,638	$(21,779)	$0	$1,964,859

For the fiscal years ended December 31, the Dynamic Equity Fund paid the following management fees to the Adviser:

	Management Fees
	Accrued	Waived	Recouped	Total Paid
2018*	$[ ]	$[ ]	$[ ]	$[ ]
2017	$1,919,260	$(58,609)	$0	$1,860,651
2016	$1,015,046	$(102,813)	$0	$912,233

*	Effective October 18, 2018, the management fee was reduced from 2.45% to 1.50%.

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For the fiscal years ended December 31, the Spectrum Income Fund paid the following management fees to the Adviser:

	Management Fees
	Accrued	Waived	Recouped	Total Paid
2018	$[ ]	$[ ]	$[ ]	$[ ]
2017	$1,403,519	$0	$39,116	$1,442,636
2016	$1,212,705	$0	$26,753	$1,239,458

For the fiscal years ended December 31, the Market Trend Fund paid the following management fees to the Adviser:

	Management Fees
	Accrued	Waived	Recouped	Total Paid
2018	$[ ]	$[ ]	$[ ]	$[ ]
2017	$12,188,761	$0	$0	$12,188,761
2016	$19,457,280	$0	$0	$19,457,280

Investment Sub-Advisers

The Adviser has engaged Billings Capital Management LLC, (“Billings”) located at 1001 Nineteenth Street North, Suite 1950, Arlington, VA, 22209, to serve as a sub-adviser to the Dynamic Equity Fund. Subject to the authority of the Board of Trustees and oversight by the Adviser, this sub-adviser is responsible for management of a portion of the Funds’ investment portfolio according to the Funds’ investment objective, policies and restrictions.  The sub-adviser is paid by the Adviser not the Funds.  The sub-adviser has over six years of experience managing equity assets for high net-worth individuals and institutional clients such as the Funds.  As of December 31, 2018, it had approximately $[162.4 million] in net assets under management.  Eric F. Billings, Eric P. Billings, Thomas P. Billings and Scott P. Billings are deemed to jointly control the sub-adviser because they each own at least 25% of its interests.

The Adviser has engaged First Quadrant LP (“First Quadrant”) located at 800 East Colorado Boulevard, Suite 900, Pasadena, California 91101, to serve as a sub-adviser to the Dynamic Equity Fund. Subject to the authority of the Board of Trustees and oversight by the Adviser, this sub-adviser is responsible for management of a portion of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. First Quadrant was established in 1988 and is an innovative investment management firm specializing in alternative approaches to global investing.  As of December 31, 2018, First Quadrant had approximately $[23.9] billion in assets under management. In March 1996, Affiliated Managers Group, Inc. (“AMG”), a publicly traded holding company (NYSE: AMG) with equity investments in more than 40 other investment firms, became First Quadrant’s institutional partner.  AMG is an equity holder in First Quadrant; however, the business relationship ensures the firm retains its operating autonomy.  On a day-to-day basis, the firm is run by its limited partners.  First Quadrant retains direct equity ownership and benefits from strategic collaboration on matters ranging from operations to distribution.

The Adviser has engaged Graham Capital Management, L.P., (“GCM”) located at 40 Highland Avenue, Rowayton, CT 06853, to serve as a sub-adviser to the Macro Strategies Fund and the Market Trend Fund.  GCM is majority owned by KGT Investment Partners, L.P., which is ultimately owned by Kenneth Tropin and members of his immediate family. KGT, Inc., which serves as the general partner of GCM, holds a minority interest.  As of December 31, 2018, GCM had over $[15.1 billion] in assets under management. GCM is responsible for selecting tactical trend futures investments and assuring that such investments are made according to the Funds' investment objectives, policies and restrictions; in so doing, GCM is relying upon the Funds’ interpretations of regulatory requirements.

The Adviser has engaged Kettle Hill Capital Management, LLC, (“KHCM”) located at 655 Third Avenue, Suite 2520, New York, NY 10017, to serve as a sub-adviser to the Dynamic Equity Fund. Subject to the authority of the Board of Trustees and oversight by the Adviser, this sub-adviser is responsible for management of a portion of the Fund’s investment portfolio according to the Fund’s investment objective, policies and restrictions. KHCM was founded in 2003 as an alternative investment manager.  As of December 31, 2018, KHCM had about $[418 million] in assets under management. Andrew Y. Kurita as Founder and Managing Partner is deemed to control the KHCM because he owns at least 25% of its interests.

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The Adviser has engaged Millburn Ridgefield Corporation, (“Millburn”) located at 411 West Putnam Avenue, Suite 305, Greenwich, CT 06830, to serve as a sub-adviser to the Macro Strategies Fund.  As of December 31, 2018, Millburn had about $[6.0 billion] in assets under management.

The Adviser has engaged Nuveen Asset Management, LLC, (“Nuveen”) located at 333 West Wacker Drive, Chicago, IL 60606, to serve as a sub-adviser to the Macro Strategies Fund, the Commodities Strategy Fund and the Market Trend Fund.  Nuveen is a wholly-owned subsidiary of Nuveen Fund Advisors, Inc. ("NFA"), which is a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen Investments"). In 2014, Nuveen Investments was acquired by TIAA-CREF.  Nuveen has adopted policies and procedures that address arrangements involving Nuveen and Bank of America Corporation (including Merrill Lynch) that may give rise to certain conflicts of interest. Nuveen had approximately $[176 billion] of assets under management as of December 31, 2018.  Nuveen is responsible for selecting fixed income investments and assuring that such investments are made according to the Macro Strategies Fund's, the Commodities Strategy Fund’s, and the Market Trend Fund’s investment objectives, policies and restrictions.

The Adviser has engaged Revolution Capital Management LLC, (“Revolution”) located at 1400 16th Street, Suite 510, Denver, CO 80202, to serve as a sub-adviser to the Macro Strategies Fund. As of December 31, 2018, Revolution had approximately $[699 million] in assets under management.

The Adviser has engaged Trust & Fiduciary Income Partners LLC (“TFIP”), located at 50 Federal Street, 6th Floor, Boston, MA 02110, to serve as a sub-adviser to the Spectrum Income Fund. TFIP is responsible for selecting the Funds’ investments pursuant to the Income Strategy and assuring that such investments are made according to the Funds’ investment objective, policies and restrictions. As of December 31, 2018, TFIP had approximately $[92 million] in assets under management.

Each Sub-Advisory Agreement provides that the Sub-Adviser will formulate and implement a continuous investment program for the respective Fund, in accordance with that Fund's objective, policies and limitations and any investment guidelines established by the Adviser. The Sub-Adviser will, subject to the supervision and control of the Adviser, determine in its discretion which issuers and securities will be purchased, held, sold or exchanged by a Fund, and will place orders with and give instruction to brokers and dealers to cause the execution of such transactions. The Sub-Adviser is required to furnish, at its own expense, all investment facilities necessary to perform its obligations under the Sub-Advisory Agreement.  The Adviser, not the Funds, will pay each Sub-Adviser, on a monthly basis, an annual sub-advisory fee on the fixed income portion of the respective Fund's average daily net assets or on the portion thereof managed by the sub-adviser.

The Sub-Advisory Agreements continue in effect for two (2) years initially and then from year to year, provided they are approved at least annually by a vote of the majority of the Trustees, who are not parties to the agreements or interested persons of any such party, cast in person at a meeting specifically called for the purpose of voting on such approval. The Sub-Advisory Agreements may be terminated without penalty at any time by the Adviser or the Sub-Adviser on 60 days' written notice, and will automatically terminate in the event of an "assignment" (as that term is defined in the 1940 Act).

Codes of Ethics

The Trust, the Adviser, the Sub-Advisers and the Distributor have adopted respective codes of ethics under Rule 17j-1 under the 1940 Act that govern the personal securities transactions of their board members, officers and employees who may have access to current trading information of the Trust.  Under these codes of ethics, the Trustees are permitted to invest in securities that may also be purchased by the Funds.

In addition, the Trust has adopted a separate code of ethics that applies only to the Trust's executive officers to ensure that these officers promote professional conduct in the practice of corporate governance and management. The purpose behind these guidelines is to promote i) honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships; ii) full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by the Funds; iii) compliance with applicable governmental laws, rules and regulations; iv) the prompt internal reporting of violations of this Code to an appropriate person or persons identified in the Code; and v) accountability for adherence to the Code.

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Proxy Voting Policies

The Board has adopted Proxy Voting Policies and Procedures ("Policies") on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Funds to the Adviser or its designee, subject to the Board's continuing oversight. The Policies require that the Adviser or its designee vote proxies received in a manner consistent with the best interests of the Funds and its shareholders.  The Policies also require the Adviser or its designee to present to the Board, at least annually, the Adviser's Proxy Policies and a record of each proxy voted by the Adviser or its designee on behalf of the Funds, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest.  A copy of the Adviser's and each Sub-Adviser's Proxy Voting Policies are attached hereto as Appendix A.

More information.  Information regarding how the Funds voted proxies relating to portfolio securities held by the Funds during the most recent 12-month period ending June 30 will be available (1) without charge, upon request, by calling the Fund at 1-855-523-8637; and (2) on the SEC’s website at http://www.sec.gov.  In addition, a copy of the Funds’ proxy voting policies and procedures are also available by calling 1-855-523-8637 and will be sent within 3 business days of receipt of a request.

DISTRIBUTION OF SHARES

Quasar Distributors, LLC, 777 East Wisconsin Avenue, Milwaukee, WI  53202, is the principal underwriter/distributor (the "Distributor") for the shares of the Funds pursuant to a written agreement with the Trust (the "Underwriting Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of FINRA. The offering of the Funds’ shares is continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use its best efforts to distribute the Funds’ shares.  The Distributor is wholly-owned and controlled by U.S. Bank Global Fund Services.

The Underwriting Agreement shall continue from year to year, subject to annual approval by (a) the Board or a vote of a majority of the outstanding shares, and (b) by a majority of the Trustees who are not interested persons of the Trust or of the Distributor by vote cast in person at a meeting called for the purpose of voting on such approval.

The Underwriting Agreement may be terminated by the Funds at any time, without the payment of any penalty, by vote of a majority of the entire Board of the Trust or by vote of a majority of the outstanding shares of the Funds on 60 days' written notice to the Distributor, or by the Distributor at any time, without the payment of any penalty, on 60 days' written notice to the Funds. The Underwriting Agreement will automatically terminate in the event of its assignment.

The Distributor may enter into selling agreements with broker-dealers that solicit orders for the sale of shares of the Funds and may allow concessions to dealers that sell shares of the Funds.  The Distributor receives the portion of the sales charge on all direct initial investments in the Funds and on all investments in accounts with no designated dealer of record.  The Distributor retains the contingent deferred sales charge on redemptions of shares of the Funds that are subject to a contingent deferred sales charge and passes the contingent deferred sales charge to the Adviser.
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Rule 12b-1 Plan

The Trust has adopted a Plan of Distribution Pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b‑1 Plan”) on behalf of the Class A and Class C shares of the Funds. Under the Rule 12b-1 Plan, each Fund pays a fee to the Distributor for distribution and shareholder services for Class A shares at an annual rate of 0.25% of a Fund’s average daily net asset value, and for the Class C shares at an annual rate of 1.00% of a Fund’s average daily net asset value.  The fees for the Class C shares represent a 0.75% Rule 12b-1 distribution fee and a 0.25% shareholder servicing fee.  The Rule 12b-1 distribution fee and shareholder servicing fees are discussed in greater detail below.  The Rule 12b-1 Plan provides that Distributor may use all or any portion of such Distribution Fee to finance any activity that is principally intended to result in the sale of Fund shares, subject to the terms of the Rule 12b-1 Plan, or to provide certain shareholder services.  Class I shares do not participate in the Rule 12b-1 Plan.  The Funds may pay distribution and shareholder servicing fees to the Distributor at a lesser rate, as agreed upon by the Board of Trustees of the Trust and the Distributor. The Distributor or other entities also receive the contingent deferred sales charges imposed on certain redemptions of shares, which are separate and apart from payments made pursuant to the Rule 12b-1 Plan.

The Distributor is required to provide a written report, at least quarterly to the Board of Trustees of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plan and the purposes for which such expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The Rule 12b-1 Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Funds, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of a Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of Trustees of the Trust and a majority of the non-interested Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of the Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to the Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective non-interested Trustees, or by vote of a majority of the outstanding voting securities of the Trust or the Funds; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the non-interested Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

As noted above, the Rule 12b-1 Plan provides for the ability to use assets attributable to Class A and Class C shares of the Funds to pay financial intermediaries (including those that sponsor mutual fund supermarkets), plan administrators and other service providers to finance any activity that is principally intended to result in the sale of Fund shares (distribution services).  The payments made by a Fund to these financial intermediaries are based primarily on the dollar amount of assets invested in the Fund through the financial intermediaries.  These financial intermediaries may pay a portion of the payments that they receive from a Fund to their investment professionals.  In addition to the ongoing asset-based fees paid to these financial intermediaries under the Rule 12b-1 Plan, a Fund may, from time to time, make payments under the Rule 12b-1 Plan that help defray the expenses incurred by these intermediaries for conducting training and educational meetings about various aspects of the Fund for their employees.  In addition, a Fund may make payments under the Rule 12b-1 Plan for exhibition space and otherwise help defray the expenses these financial intermediaries incur in hosting client seminars where the Fund is discussed.

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To the extent these asset-based fees and other payments made under the Rule 12b-1 Plan to these financial intermediaries for the distribution services they provide to a Fund’s shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund.  In addition, a Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge.  In connection with its participation in such platforms, the Adviser may use all or a portion of the Rule 12b-1 distribution fee to pay one or more supermarket sponsors a negotiated fee for distributing a Fund’s shares.  In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

Rule 12b-1 Fees

Distribution Fee

The Distributor may use the Rule 12b-1 distribution fee to pay for services covered by the Distribution Plan including, but not limited to, advertising, compensating underwriters, dealers and selling personnel engaged in the distribution of Class A or Class C Fund shares, the printing and mailing of prospectuses, statements of additional information and reports to other than current Class A or Class C Fund shareholders, the printing and mailing of sales literature pertaining to the Class A or Class C shares of the Funds, and obtaining whatever information, analyses and reports with respect to marketing and promotional activities that the Funds may, from time to time, deem advisable.

Shareholder Servicing Fee

Under the Rule 12b-1 Plan, the Funds pay the Distributor an amount not to exceed 0.25% of the Funds’ average daily net assets attributable to Class C shares for providing or arranging for shareholder support services provided to individuals and plans holding Class C shares.  Class A shares and Class I shares are not subject to a shareholder servicing fee.  The shareholder servicing fees may be used to pay the Adviser and/or various shareholder servicing agents that perform shareholder servicing functions and maintenance of Class C shareholder accounts.  These services may also include the payment to financial intermediaries (including those that sponsor mutual fund supermarkets) and other service providers to obtain shareholder services and maintenance of shareholder accounts (including such services provided by broker-dealers that maintain all individual shareholder account records of, and provide shareholder servicing to, their customers who invest in the Class C shares of the Funds through a single “omnibus” account of the broker-dealer).  Under the Rule 12b-1 Plan, shareholder servicing fee payments to the Distributor are calculated and paid at least annually.

To the extent these asset-based fees and other payments to these financial intermediaries for shareholder servicing and account maintenance they provide to the Class C shares of the Funds exceed the shareholder servicing fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund.  In addition, the Funds may participate in various “fund supermarkets.” The Funds pay the supermarket sponsor a negotiated fee for continuing services, including, without limitation, for maintaining shareholder account records and providing shareholder servicing to their brokerage customers who are shareholders of the Funds.  If the supermarket sponsor’s shareholder servicing fees exceed the shareholder servicing fees available from the Funds, then the balance is paid from the resources of the Adviser.

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The following table reflects the principal types of activities for which Rule 12b-1 payments are made, including the dollar amount paid by each Fund during the fiscal year ended December 31, 2018.

	Advertising/ Marketing	Printing/ Postage	Payment to Distributor	Payment to Dealers	Compensation to Sales Personnel	Other	Total
Macro Strategies Fund	$0	$0	$0	$[ ]	$[ ]	$0	$[ ]
Commodities Strategy Fund	$0	$0	$0	$[ ]	$[ ]	$0	$[ ]
Dynamic Equity Fund	$0	$0	$0	$[ ]	$[ ]	$0	$[ ]
Spectrum Income Fund	$0	$0	$0	$[ ]	$[ ]	$0	$[ ]
Market Trend Fund	$0	$0	$0	$[ ]	$[ ]	$0	$[ ]

PORTFOLIO MANAGERS

The following table lists the number and types of accounts managed by the Portfolio Managers in addition to those of the Funds and assets under management in those accounts as of December 31, 2018:

Total Other Accounts Managed

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Investment Vehicle Accounts	Assets Managed	Other Accounts	Assets Managed
LoCorr Fund Management, LLC – (all Funds)
Jon Essen	0	$0	0	$0	0	$0
LoCorr Fund Management, LLC – (all Funds)
Sean Katof	0	$0	0	$0	0	$0
Billings Capital Management, LLC – (Dynamic Equity Fund)
Thomas P. Billings	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Scott P. Billings	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Eric P. Billings	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Eric F. Billings	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
First Quadrant LP – (Dynamic Equity Fund)
Jia Ye	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Dori Levanoni	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Graham Capital Management, L.P. – (Macro Strategies Fund and Market Trend Fund)
Kenneth G. Tropin	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Pablo Calderini	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Kettle Hill Capital Management, LLC – (Dynamic Equity Fund)
Andrew Y. Kurita	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Millburn Ridgefield Corporation – (Macro Strategies Fund)
Harvey Beker	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
George Crapple	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Barry Goodman	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Grant Smith	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

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Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Investment Vehicle Accounts	Assets Managed	Other Accounts	Assets Managed

Nuveen Asset Management, LLC – (Macro Strategies Fund, Commodities Strategy Fund and Market Trend Fund)
Tony Rodriguez	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Peter Agrimson	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Revolution Capital Management LLC – (Macro Strategies Fund)
Michael Mundt	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Theodore Olson	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Trust & Fiduciary Income Partners LLC – (Spectrum Income Fund)
Steven C. Carhart	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Art DeGaetano	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Portion of Total Other Accounts Managed Subject to Performance Fees

Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Investment Vehicle Accounts	Assets Managed	Other Accounts	Assets Managed
LoCorr Fund Management, LLC – (all Funds)
Jon Essen	0	$0	0	$0	0	$0
LoCorr Fund Management, LLC – (all Funds))
Sean Katof	0	$0	0	$0	0	$0
Billings Capital Management, LLC – (Dynamic Equity Fund)
Thomas P. Billings	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Scott P. Billings	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Eric P. Billings	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Eric F. Billings	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
First Quadrant LP – (Dynamic Equity Fund)
Jia Ye	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Dori Levanoni	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Graham Capital Management, L.P. – (Macro Strategies Fund and Market Trend Fund)
Kenneth G. Tropin	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Pablo Calderini	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Kettle Hill Capital Management, LLC – (Dynamic Equity Fund)
Andrew Y. Kurita	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Millburn Ridgefield Corporation – (Macro Strategies Fund)
Harvey Beker	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
George Crapple	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Barry Goodman	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Grant Smith	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

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Portfolio Manager	Registered Investment Company Accounts	Assets Managed	Pooled Investment Vehicle Accounts	Assets Managed	Other Accounts	Assets Managed

Nuveen Asset Management, LLC – (Macro Strategies Fund, Commodities Strategy Fund, and Market Trend Fund)
Tony Rodriguez	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Peter Agrimson	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Revolution Capital Management LLC – (Macro Strategies Fund)
Michael Mundt	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Theodore Olson	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Trust & Fiduciary Income Partners LLC – (Spectrum Income Fund)
Steven C. Carhart	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]
Art DeGaetano	[ ]	$[ ]	[ ]	$[ ]	[ ]	$[ ]

Conflicts of Interest

As indicated in the table above, the portfolio managers may manage numerous accounts for multiple clients.  These accounts may include registered investment companies, other types of pooled accounts (e.g., collective investment funds), and separate accounts (i.e., accounts managed on behalf of individuals or public or private institutions).  The portfolio managers make investment decisions for each account based on the investment objectives and policies and other relevant investment considerations applicable to that portfolio.

When the portfolio managers have responsibility for managing more than one account, potential conflicts of interest may arise.  Those conflicts could include preferential treatment of one account over others in terms of allocation of resources or of investment opportunities. For instance, the Adviser or Sub-Advisers may receive fees from certain accounts that are higher than the fee received from the Fund, or any of them may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Funds.  The Adviser and Sub-Advisers have adopted policies and procedures designed to address these potential material conflicts.  For instance, the Adviser and Sub-Advisers utilize a system for allocating investment opportunities among portfolios that is designed to provide a fair and equitable allocation.

As compensation, the Adviser portfolio manager and Nuveen portfolio manager receive a salary and discretionary bonus.  The Sub-Adviser portfolio managers receive a salary and a discretionary bonus. The GCM portfolio managers receive a salary, in the case of Messrs. Tropin and Calderini, and a discretionary bonus and a formula bonus linked to performance of certain GCM funds, in the case of Mr. Calderini.  In addition, Mr. Tropin, as an indirect owner of GCM, is allocated a portion of GCM’s net income.

Ownership

As of December 31, 2018, the portfolio managers owned securities in the Funds in the following amounts:

Amount Invested Key:

A.    None
B.     $1-$10,000
C.     $10,001-$50,000
D.     $50,001-$100,000
E.     $100,001-$500,000

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F.     $500,001-$1,000,000
G.    Over $1,000,000

Portfolio Manager	Dollar Range of Equity Securities in the Funds
	Macro Strategies Fund	Commodities Strategy Fund	Dynamic Fund	Spectrum Income Fund	Market Trend Fund
Jon C. Essen	[D.]	[C.]	[C.]	[C.]	[C.]
Sean Katof	[E.]	[D.]	[E.]	[D.]	[E.]
Eric F. Billings	[A.]	[A.]	[A.]	[A.]	[A.]
Eric P. Billings	[A.]	[A.]	[A.]	[A.]	[A.]
Scott P. Billings	[A.]	[A.]	[A.]	[A.]	[A.]
Thomas P. Billings	[A.]	[A.]	[A.]	[A.]	[A.]
Kenneth G. Tropin	[A.]	[A.]	[A.]	[A.]	[A.]
Pablo Calderini	[A.]	[A.]	[A.]	[A.]	[A.]
Andrew Y. Kurita	[A.]	[A.]	[A.]	[A.]	[A.]
Harvey Beker	[A.]	[A.]	[A.]	[A.]	[A.]
George Crapple	[A.]	[A.]	[A.]	[A.]	[A.]
Barry Goodman	[A.]	[A.]	[A.]	[A.]	[A.]
Grant Smith	[A.]	[A.]	[A.]	[A.]	[A.]
Tony Rodriguez	[A.]	[A.]	[A.]	[A.]	[A.]
Peter Agrimson	[A.]	[A.]	[A.]	[A.]	[A.]
Michael Mundt	[A.]	[A.]	[A.]	[A.]	[A.]
Theodore Olson	[A.]	[A.]	[A.]	[A.]	[A.]
Steve Carhart	[A.]	[A.]	[A.]	[F.]	[A.]
Art DeGaetano	[A.]	[A.]	[A.]	[A.]	[A.]

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ORGANIZATION AND MANAGEMENT OF WHOLLY-OWNED SUBSIDIARIES

The Subsidiary of the Macro Strategies Fund is LCMFS Fund, Limited.  The Subsidiary of the Commodities Strategy Fund is LCLSCS Fund Limited.  The Subsidiary of the Market Trend Fund is LCMT Fund Limited. Each Subsidiary is a company organized under the laws of the Cayman Islands, whose registered office is located at the offices of LCMFS Fund, Limited, and LCLSCS Fund Limited, each c/o Maples Corporate Services, Limited, PO Box 309, Ugland House, South Church Street, George Town, Grand Cayman KY1-1104, Cayman Islands.  The Subsidiaries’ affairs are overseen by a board of directors composed of the three Independent Trustees from the Board of Trustees of the Trust.

Each Subsidiary has entered into separate contracts with the Adviser for the management of the Subsidiary’s portfolio.  Each Subsidiary has also entered into arrangements with U.S. Bank, N.A. to serve as the Subsidiaries’ custodian.  The Subsidiaries have adopted compliance policies and procedures that are substantially similar to the policies and procedures adopted by the Funds.  The Funds’ Chief Compliance Officer oversees implementation of the Subsidiaries’ policies and procedures, and makes periodic reports to the Funds’ Board regarding the Subsidiaries’ compliance with its policies and procedures.

The Funds pay the Adviser a fee for its services. Except with respect to the Macro Strategies Fund and the Market Trend Fund, the Adviser has contractually agreed to waive the management fee it receives from each Fund’s Subsidiary, so long as the Subsidiary is wholly-owned by the Fund.  This undertaking will continue in effect for so long as the Funds invest in the Subsidiaries, and may not be terminated by the Adviser unless the Adviser first obtains the prior approval of the Funds’ Board of Trustees for such termination. The Adviser pays GCM, Millburn, and Revolution a fee for its services on a consolidated basis for services to the Funds and their respective Subsidiaries.  Each Subsidiary will bear the fees and expenses incurred in connection with the custody services that it receives. Each Fund expects that the expenses borne by the respective Subsidiary will not be material in relation to the value of the Fund’s assets. It is also anticipated that the Funds’ own expenses will be reduced to some extent as a result of the payment of such expenses at the Subsidiary level. It is therefore expected that the Funds’ investment in the Subsidiaries will not result in the Funds’ paying duplicative fees for similar services provided to the Funds and Subsidiaries.

Please refer to the section in this SAI titled “Tax Status – Wholly-Owned Subsidiaries” for information about certain tax aspects of the Funds’ investment in the Subsidiaries.

ALLOCATION OF PORTFOLIO BROKERAGE

Specific decisions to purchase or sell securities for the Funds are made by the portfolio managers, who are employees of the Adviser or Sub-Advisers.  The Adviser and Sub-Advisers are authorized by the Trustees to allocate the orders placed on behalf of the Funds to brokers or dealers who may, but need not, provide research or statistical material or other services to the Funds or the Adviser or Sub-Advisers for the Funds’ use. Such allocation is to be in such amounts and proportions as the Adviser or Sub-Advisers may determine.

In selecting a broker or dealer to execute each particular transaction, the Adviser and Sub-Advisers will take into consideration execution capability and available liquidity; timing and size of particular orders; commission rates; responsiveness; trading experience; reputation, and integrity and fairness in resolving disputes. “Best execution” means the best overall qualitative execution, not necessarily the lowest possible commission cost. The Adviser and Sub-Advisers will obtain information as to the general level of commission rates being charged by the brokerage community from time to time and will periodically evaluate the overall reasonableness of brokerage commissions paid on client transactions by reference to such data. The Adviser and Sub-Advisers periodically review the past performance of the exchange members, brokers or dealers with whom they have been placing orders to execute Fund transactions in light of the factors discussed above.

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Brokers or dealers executing a portfolio transaction on behalf of the Funds may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser or Sub-Advisers determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Funds.  In allocating portfolio brokerage, the Adviser or Sub-Advisers may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser or Sub-Advisers exercise investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Funds, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Funds.

The following tables set forth the brokerage commissions that were paid by the Funds during the fiscal years ended December 31, 2016, 2017 and 2018:

Aggregate Brokerage Commissions Paid During Fiscal Years Ended December 31,
	2018	2017	2016
Macro Strategies Fund	$[ ]	$962,084	$614,332
Commodities Strategy Fund	$[ ]	0	0
Dynamic Equity Fund	$[ ]	448,722	273,197
Spectrum Income Fund	$[ ]	342,773	331,524
Market Trend Fund	$[ ]	309,416	382,397

As of December 31, 2018, the Macro Strategies Fund owned the following securities issued by any of the ten broker-dealers with whom the Fund transacted the most business during the fiscal year ended December 31, 2018:

Broker Dealer	Dollar Value
[JP Morgan Chase]	$ [ ]
[Citigroup]	[ ]
[Morgan Stanley]	[ ]
[Bank of America]	[ ]
[Goldman Sachs]	[ ]
[Wells Fargo]	[ ]
[Barclays]	[ ]

As of December 31, 2018, the Commodities Strategy Fund owned the following securities issued by any of the ten broker-dealers with whom the Fund transacted the most business during the fiscal year ended December 31, 2018:

Broker Dealer	Dollar Value
[JP Morgan Chase]	$ [ ]
[Citigroup]	[ ]
[Morgan Stanley]	[ ]
[Bank of America]	[ ]
[Goldman Sachs]	[ ]
[Wells Fargo]	[ ]
[Barclays]	[ ]
[HSBC]	[ ]

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As of December 31, 2018, the Market Trend Fund owned the following securities issued by any of the ten broker-dealers with whom the Fund transacted the most business during the fiscal year ended December 31, 2018:

Broker Dealer	Dollar Value
[Citigroup]	$[ ]
[JP Morgan Chase]	[ ]

[As of December 31, 2018, the Dynamic Equity Fund and the Spectrum Income Fund did not own any securities issued by any of the ten broker-dealers with whom the Funds transacted the most business during the fiscal year ended December 31, 2018.]

PORTFOLIO TURNOVER

The Funds’ portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the fiscal year by the monthly average of the value of the portfolio securities owned by a Fund during the fiscal year. The calculation excludes from both the numerator and the denominator securities with maturities at the time of acquisition of one year or less. High portfolio turnover involves correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Funds. A 100% turnover rate would occur if all of the Funds’ portfolio securities were replaced once within a one-year period.

Portfolio Turnover for Fiscal Year Ended December 31,
	2018	2017
Macro Strategies Fund	[ ]%	97%
Commodities Strategy Fund	[ ]%	74%
Dynamic Equity Fund	[ ]%	363%
Spectrum Income Fund	[ ]%	84%
Market Trend Fund	[ ]%	85%

OTHER SERVICE PROVIDERS

Fund Administration, Fund Accounting and Transfer Agent

The Fund Administrator, Fund Accountant and Transfer Agent for the Funds is U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), which has its principal office at 615 East Michigan Street, Milwaukee, WI  53202, and is primarily in the business of providing administrative, fund accounting and transfer agent services to retail and institutional mutual funds.  It is an affiliate of the Distributor.

Pursuant to a Fund Administration Servicing Agreement, Fund Accounting Servicing Agreement and a Transfer Agent Servicing Agreement (each an “Agreement” and together the “Agreements”) with the Funds, Fund Services provides administrative, accounting and transfer agent services to the Funds, subject to the supervision of the Board.

Each Agreement was initially approved by the Board with respect to each Fund.  Each Agreement shall remain in effect for 3 years from the date of its initial approval, and is subject to renewal thereafter.  Each Agreement is terminable by the Board or Fund Services on 90 days’ written notice and may be assigned provided the non-assigning party provides prior written consent.  The Agreements provide that Fund Services shall not be liable to the Trust except for liabilities resulting from its refusal or failure to comply with the terms of the Agreements, or its bad faith, negligence or willful misconduct in the performance of its duties under the Agreements.

Administration.  Fund Services provides general Fund administrative management such as: acting as liaison among Fund service providers, coordinating the Trustee’s communications, meeting agendas and resolutions, preparing appropriate schedules and assisting independent auditors, monitoring compliance with the Investment Company Act requirements, preparing and filing with the appropriate state securities authorities any and all required compliance filings relating to the qualification of the securities of the Funds, assisting Fund counsel in the annual update of the Prospectus and SAI and in preparation of proxy statements as needed, monitoring the Trust’s status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, providing financial data required by the Prospectus and SAI, and preparing and filing on a timely basis appropriate federal and state tax returns.

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For the administrative services rendered to the Funds, Fund Services received fund administration fees in the following amounts:

Fund Administration Fees Paid During Fiscal Year Ended December 31,
	2018	2017	2016
Macro Strategies Fund	$ [ ]	$ 314,388	$ 246,814
Commodities Strategy Fund	[ ]	58,031	71,250
Dynamic Equity Fund	[ ]	48,354	44,734
Spectrum Income Fund	[ ]	59,165	53,811
Market Trend Fund	[ ]	273,444	417,437

Fund Accounting.  Fund Services provides general Fund accounting services, including: portfolio valuation and trade reporting, expense accrual and payment, computation of net asset value, maintenance of ledgers and books and records, financial and tax reporting, as required by the 1940 Act, maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account information and balances among the Funds’ custodian or Adviser and reconciling sales and redemptions of shares of the Funds.

For the fund accounting services rendered to the Funds by Fund Services, the Funds pay a fund accounting fee based upon the number and type of Fund transactions and accounting-related out-of-pocket expenses.

Transfer Agent.  U.S. Bancorp Fund Services, LLC, which has its principal office at 615 East Michigan Street, Milwaukee, WI 53202, serves as transfer, dividend disbursing, and shareholder servicing agent for the Funds.

Custodian.  U.S. Bank, N.A., (the “Custodian”) which has its principal office at 1555 N. RiverCenter Dr., Suite 302, Milwaukee, WI 53212, serves as the custodian of the Funds’ assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Funds.  The Custodian’s responsibilities include safeguarding and controlling the Funds’ cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Funds’ investments.  Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser and Sub-Adviser.  The Funds may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

DESCRIPTION OF SHARES

Each share of beneficial interest of the Trust has one vote in the election of Trustees.  Cumulative voting is not authorized for the Trust.  This means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees if they choose to do so, and, in that event, the holders of the remaining shares will be unable to elect any Trustees.

Shareholders of the Trust and any other future series of the Trust will vote in the aggregate and not by series except as otherwise required by law or when the Board determines that the matter to be voted upon affects only the interest of the shareholders of a particular series. Matters such as ratification of the independent public accountants and election of Trustees are not subject to separate voting requirements and may be acted upon by shareholders of the Trust voting without regard to series.

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The Trust is authorized to issue an unlimited number of shares of beneficial interest.  Each share has equal dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Funds. All shares issued are fully paid and non-assessable.

ANTI-MONEY LAUNDERING PROGRAM

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.

Procedures to implement the Program include, but are not limited to, determining that the Funds’ Distributor and the Administrator have established proper anti-money laundering procedures, reported suspicious and/or fraudulent activity and a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or legal entity whose identity and beneficial owners, if applicable, cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

PURCHASE, REDEMPTION AND PRICING OF SHARES

Pricing of Shares

The net asset value (“NAV”) of the shares of each Fund is determined at the close of trading (normally 4:00 p.m., Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for business.  For a description of the methods used to determine the NAV, see “How Shares Are Priced” in the Prospectus.

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price.  Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price.  When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

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Purchase of Shares

Investors may only purchase Fund shares after receipt of a current Prospectus and by filling out and submitting an application supplied by the Funds.  Orders for shares received by a Fund in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at net asset value per share or offering price (net asset value plus a sales charge, if applicable) computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined net asset value or offering price per share.

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Funds or through a financial intermediary.  Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load (“CDSC”) waivers.  In all instances, it is the purchaser’s responsibility to notify the Funds or the purchaser’s financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts.  For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Funds or through another intermediary to receive these waivers or discounts.  Please see “Intermediary-Defined Sales Charge Waiver Policies” in Appendix A of the Funds’ Prospectus for more information.

Redemption of Shares

Each Fund will redeem all or any portion of a shareholder’s shares in the Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a) when the NYSE is closed, other than customary weekend and holiday closings;

(b) when trading on that exchange is restricted for any reason;

(c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d) when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the net asset value next determined after the termination of the suspension. The redemption price is the net asset value next determined after notice is received by a Fund for redemption of shares, minus the amount of any applicable redemption fee and/or deferred sales charge. The proceeds received by the shareholder may be more or less than his/her cost of such shares, depending upon the net asset at the time of redemption and the difference should be treated by the shareholder as a capital gain or loss for federal and state income tax purposes.

Each Fund may purchase shares of Investment Companies that charge a redemption fee to shareholders (such as the Funds) that redeem shares of the Underlying Fund within a certain period of time (such as one year). The fee is payable to the Underlying Fund. Accordingly, if a Fund were to invest in an Underlying Fund and incur a redemption fee as a result of redeeming shares in such Underlying Fund, the Fund would bear such redemption fee. The Funds will not, however, invest in shares of an Underlying Fund that is sold with a contingent deferred sales load.

Supporting documents in addition to those listed under “Redemptions” in the Prospectus will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

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Redemption Fee/Market Timing

The Funds discourage and do not accommodate market timing.  Market timing is an investment strategy using frequent purchases and redemptions and/or exchanges in an attempt to profit from short-term market movements.  Market timing may result in dilution of the value of Fund shares held by long-term shareholders, disrupt portfolio management, and increase Fund expenses for all shareholders.  The Board of Trustees has adopted a policy requiring the Funds’ transfer agent to monitor shareholder activity for purchases and redemptions and/or exchanges that reasonably indicate market timing activity.  The transfer agent does not employ an objective standard and may not be able to identify all market timing activity or may misidentify certain trading activity as market timing activity.  The Board of Trustees also has adopted a redemption policy to discourage short-term traders and/or market timers from investing in certain Funds. For the Spectrum Income Fund, a 2% fee will be assessed against investment proceeds withdrawn within 60 days of investment. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last.  The redemption fee is intended to offset the costs associated with short-term shareholder trading and is retained by the Fund.  The redemption fee is applied uniformly in all cases.

While the Funds attempt to deter market timing, there is no assurance that they will be able to identify and eliminate all market timers.  For example, certain accounts called “omnibus accounts” include multiple shareholders.  Omnibus accounts typically provide the Funds with a net purchase or redemption request on any given day where purchasers of Fund shares and redeemers of Fund shares are netted against one another and the identity of individual purchasers and redeemers whose orders are aggregated is not known by the Funds.  The netting effect often makes it more difficult to apply redemption fees, and there can be no assurance that the Funds will be able to apply the fee to such accounts in an effective manner.  Brokers maintaining omnibus accounts with the Funds have agreed to provide shareholder transaction information, to the extent known to the broker, to the Funds upon request.  If the Funds become aware of market timing in an omnibus account, it will work with the broker maintaining the omnibus account to identify the shareholder engaging in the market timing activity. In addition to the redemption fee, the Funds reserve the right to reject any purchase order for any reason, including purchase orders that it does not think are in the best interest of the Funds or their shareholders or if the Funds think that trading is abusive.

Waivers of Redemption Fees: The Funds have elected not to impose the redemption fee for:

o	redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
o	certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;
o	redemptions or exchanges in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;
o
redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan including the Funds’ systematic withdrawal plan;

o	involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in a Fund; or
o	other types of redemptions as the Adviser or the Trust may determine in special situations and approved by the Funds’ or the Adviser’s Chief Compliance Officer.

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TAX STATUS

Under provisions of Sub-Chapter M of the Internal Revenue Code of 1986 as amended, each Fund, by paying out substantially all of its investment income and realized capital gains, intends to be relieved of federal income tax on the amounts distributed to shareholders. In order to qualify as a “regulated investment company” under Subchapter M, at least 90% of the Fund’s income must be derived from dividends, interest and gains from securities transactions, and no more than 50% of the Fund’s total assets may be in two or more securities that exceed 5% of the total assets of the Fund at the time of each security’s purchase. Not qualifying under Sub-Chapter M of the Internal Revenue Code would cause a Fund to be considered a personal holding company subject to normal corporate income taxes. This would reduce the value of shareholder holdings by the amount of taxes paid. Any subsequent dividend distribution of the Fund’s earnings after taxes would still be taxable as received by shareholders. The Fund may invest in companies that pay “qualifying dividends.” Investors in the Fund may benefit from the tax bill and its lower tax rate on taxable quarterly dividend payments, attributable to corporate dividends, distributed by the Funds.

Net investment income is made up of dividends and interest less expenses. Net capital gain for a fiscal year is computed by taking into account any capital loss carryforward of the Fund. Capital losses incurred in tax years beginning after December 22, 2010 may now be carried forward indefinitely and retain the character of the original loss.  Under previously enacted laws, capital losses could be carried forward to offset any capital gains for only eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.  Capital loss carryforwards are available to offset future realized capital gains. To the extent that these carryforwards are used to offset future capital gains it is probable that the amount offset will not be distributed to shareholders.  At December 31, 2018, the Funds had net realized capital loss carryovers as follows, all of which have an indefinite expiration:

Capital Loss Carryovers as of Fiscal Year Ended December 31, 2018
Macro Strategies Fund	[$ 0]
Commodities Strategy Fund	[$ 1,844,369]
Dynamic Equity Fund	[$ 0]
Spectrum Income Fund	[$ 27,165,747]
Market Trend Fund	[$ 0]

For taxable years beginning after December 31, 2012, certain U.S. shareholders, including individuals and estates and trusts, will be subject to an additional 3.8% Medicare tax on all or a portion of their “net investment income,” which should include dividends from the Funds and net gains from the disposition of shares of the Funds. U.S. shareholders are urged to consult their own tax advisors regarding the implications of the additional Medicare tax resulting from an investment in the Funds.

Options, Futures, Forward Contracts and Swap Agreements

To the extent such investments are permissible for the Funds, the Funds’ transactions in options, futures contracts, hedging transactions, forward contracts, straddles and foreign currencies will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale and short sale rules), the effect of which may be to accelerate income to the Funds, defer losses to the Funds, cause adjustments in the holding periods of the Funds’ securities, convert long-term capital gains into short-term capital gains and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

To the extent such investments are permissible, certain of the Funds’ hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the Funds’ book income exceeds its taxable income, the distribution (if any) of such excess book income will be treated as (i) a dividend to the extent of the Funds’ remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter, as a return of capital to the extent of the recipient’s basis in the shares, and (iii) thereafter, as gain from the sale or exchange of a capital asset. If the Funds’ book income is less than taxable income, the Funds could be required to make distributions exceeding book income to qualify as a regular investment company that is accorded special tax treatment.

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Foreign Taxation

Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax treaties and conventions between certain countries and the U.S. may reduce or eliminate such taxes. If more than 50% of the value of the Funds’ total assets at the close of its taxable year consists of securities of foreign corporations, the Funds may be able to elect to “pass through” to its shareholders the amount of eligible foreign income and similar taxes paid by the Funds. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his or her pro rata share of the foreign taxes paid by the Funds, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his or her taxable income or to use it as a foreign tax credit against his or her U.S. federal income tax liability, subject to certain limitations. In particular, a shareholder must hold his or her shares (without protection from risk of loss) on the ex-dividend date and for at least 15 more days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a gain dividend. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Funds’ taxable year whether the foreign taxes paid by the Funds will “pass through” for that year.

Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Funds’ income will flow through to shareholders of the Funds. With respect to the Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency-denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. A shareholder may be unable to claim a credit for the full amount of his or her proportionate share of the foreign taxes paid by the Funds. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.

Passive Foreign Investment Companies

Investment by the Funds in certain “passive foreign investment companies” (“PFICs”) could subject the Funds to a U.S. federal income tax (including interest charges) on distributions received from the company or on proceeds received from the disposition of shares in the company, which tax cannot be eliminated by making distributions to Fund shareholders. However, the Funds may elect to treat a PFIC as a “qualified electing fund” (“QEF election”), in which case a Fund will be required to include its share of the company’s income and net capital gains annually, regardless of whether it receives any distribution from the company.

The Funds also may make an election to mark the gains (and to a limited extent losses) in such holdings “to the market” as though it had sold and repurchased its holdings in those PFICs on the last day of the Funds’ taxable year. Such gains and losses are treated as ordinary income and loss. The QEF and mark-to-market elections may accelerate the recognition of income (without the receipt of cash) and increase the amount required to be distributed for the Funds to avoid taxation. Making either of these elections therefore may require a Fund to liquidate other investments (including when it is not advantageous to do so) to meet its distribution requirement, which also may accelerate the recognition of gain and affect the Fund’s total return.

Foreign Currency Transactions

A Fund’s transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

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Original Issue Discount and Pay-In-Kind Securities

Current federal tax law requires the holder of a U.S. Treasury or other fixed income zero coupon security to accrue as income each year a portion of the discount at which the security was purchased, even though the holder receives no interest payment in cash on the security during the year. In addition, pay-in-kind securities will give rise to income which is required to be distributed and is taxable even though the Fund holding the security receives no interest payment in cash on the security during the year.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities (including certain pay-in-kind securities) may be treated as a dividend for U.S. federal income tax purposes.

Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by the Funds in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. The Funds may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by the Funds may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Funds will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Funds may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.

A fund that holds the foregoing kinds of securities may be required to pay out as an income distribution each year an amount, which is greater than the total amount of cash interest the Funds actually received. Such distributions may be made from the cash assets of the Funds or by liquidation of portfolio securities, if necessary (including when it is not advantageous to do so). The Funds may realize gains or losses from such liquidations. In the event the Funds realizes net capital gains from such transactions, its shareholders may receive a larger capital gain distribution, if any, than they would in the absence of such transactions.

Tax Distribution: The Funds’ distributions (capital gains & dividend income), whether received by shareholders in cash or reinvested in additional shares of the Funds, may be subject to federal income tax payable by shareholders. All income realized by the Funds including short-term capital gains, will be taxable to the shareholder as ordinary income. Dividends from net income will be made annually or more frequently at the discretion of the Funds’ Board of Trustees. Dividends received shortly after purchase of Fund shares by an investor will have the effect of reducing the per share net asset value of his/her shares by the amount of such dividends or distributions. You should consult a tax adviser regarding the effect of federal, state, local, and foreign taxes on an investment in the Funds.

Federal Withholding: The Funds are required by federal law to withhold at a rate set under Section 3406 of the Code for U.S. residents of reportable payments (which may include dividends, capital gains, distributions and redemptions) paid to shareholders who have not complied with IRS regulations. In order to avoid this withholding requirement, you must certify on a W-9 tax form supplied by the Funds that your Social Security or Taxpayer Identification Number provided is correct and that you are not currently subject to back-up withholding, or that you are exempt from back-up withholding.  Payments to a shareholder that is either a foreign financial institution (“FFI”) or a non-financial foreign entity (“NFFE”) within the meaning of the Foreign Account Tax Compliance Act (“FATCA”) may be subject to a generally nonrefundable 30% withholding tax on: (a) income dividends paid by a Fund after June 30, 2014 and (b) certain capital gain distributions and the proceeds arising from the sale of Fund shares paid by the Fund after December 31, 2016.  FATCA withholding tax generally can be avoided: (a) by an FFI, subject to any applicable intergovernmental agreement or other exemption, if it enters into a valid agreement with the IRS to, among other requirements, report required information about certain direct and indirect ownership of foreign financial accounts held by U.S. persons with the FFI and (b) by an NFFE, if it: (i) certifies that it has no substantial U.S. persons as owners or (ii) if it does have such owners, reports information relating to them. A Fund may disclose the information that it receives from its shareholders to the IRS, non-U.S. taxing authorities or other parties as necessary to comply with FATCA.  Withholding also may be required if a foreign entity that is a shareholder of a Fund fails to provide the Fund with appropriate certifications or other documentation concerning its status under FATCA.

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Shareholders of the Funds may be subject to state and local taxes on distributions received from the Funds and on redemptions of the Funds’ shares.

A brief explanation of the form and character of the distribution accompany each distribution. In January of each year the Funds issue to each shareholder a statement of the federal income tax status of all distributions.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

Wholly-Owned Subsidiaries

Each Fund, except the Dynamic Equity Fund and the Spectrum Income Fund, intends to invest a portion of its assets in a Subsidiary, which will be classified as a corporation for U.S. federal income tax purposes. A foreign corporation, such as each Subsidiary, will generally not be subject to U.S. federal income taxation unless it is deemed to be engaged in a U.S. trade or business. It is expected that each Subsidiary will conduct its activities in a manner so as to meet the requirements of a safe harbor under Section 864(b)(2) of the Internal Revenue Code (the “Safe Harbor”) pursuant to which the Subsidiary, provided it is not a dealer in stocks, securities or commodities, may engage in the following activities without being deemed to be engaged in a U.S. trade or business: (1) trading in stocks or securities (including contracts or options to buy or sell securities) for its own account; and (2) trading, for its own account, in commodities that are “of a kind customarily dealt in on an organized commodity exchange” if the transaction is of a kind customarily consummated at such place. Thus, each Subsidiary’s securities and commodities trading activities should not constitute a U.S. trade or business. However, if certain of a Subsidiary’s activities were determined not to be of the type described in the Safe Harbor or if the Subsidiary’s gains are attributable to investments in securities that constitute U.S. real property interests (which is not expected), then the activities of the Subsidiary may constitute a U.S. trade or business, or be taxed as such.

In general, a foreign corporation that does not conduct a U.S. trade or business is nonetheless subject to tax at a flat rate of 30 percent (or lower tax treaty rate), generally payable through withholding, on the gross amount of certain U.S.-source income that is not effectively connected with a U.S. trade or business. There is presently no tax treaty in force between the U.S. and the Cayman Islands that would reduce this rate of withholding tax.  Income subject to such a flat tax includes dividends and certain interest income.  The 30 percent tax does not apply to U.S.-source capital gains (whether long-term or short-term) or to interest paid to a foreign corporation on its deposits with U.S. banks. The 30 percent tax also does not apply to interest which qualifies as “portfolio interest.” The term “portfolio interest” generally includes interest (including original issue discount) on an obligation in registered form which has been issued after July 18, 1984 and with respect to which the person, who would otherwise be required to deduct and withhold the 30 percent tax, received the required statement that the beneficial owner of the obligation is not a U.S. person within the meaning of the Internal Revenue Code. Under certain circumstances, interest on bearer obligations may also be considered portfolio interest.

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Each Subsidiary will be wholly-owned by a Fund. A U.S. person who owns (directly, indirectly or constructively) 10 percent or more of the total combined voting power of all classes of stock of a foreign corporation is a “U.S. Shareholder” for purposes of the controlled foreign corporation (“CFC”) provisions of the Internal Revenue Code.  A foreign corporation is a CFC if, on any day of its taxable year, more than 50 percent of the voting power or value of its stock is owned (directly, indirectly or constructively) by “U.S. Shareholders.” Because each Fund is a U.S. person that will own all of the stock of a Subsidiary, each Fund will be a “U.S. Shareholder” and each Subsidiary will be a CFC. As a “U.S. Shareholder,” each Fund will be required to include in gross income for United States federal income tax purposes all of the respective Subsidiary’s “subpart F income” (defined, in part, below), whether or not such income is distributed by the Subsidiary. It is expected that all of each Subsidiary’s income will be “subpart F income.”  “Subpart F income” generally includes interest, original issue discount, dividends, net gains from the disposition of stocks or securities, receipts with respect to securities loans and net payments received with respect to equity swaps and similar derivatives.  “Subpart F income” also includes the excess of gains over losses from transactions (including futures, forward and similar transactions) in any commodities. Each Fund’s recognition of its Subsidiary’s “subpart F income” will increase the Fund’s tax basis in the Subsidiary. Distributions by the Subsidiary to the Fund will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Fund’s tax basis in the Subsidiary. “Subpart F income” is generally treated as ordinary income, regardless of the character of the Subsidiary’s underlying income.  A registered investment company, such as the Fund, is not subject to entity level taxation so long as it meets the “qualifying income” test under the Internal Revenue Code of 1986, as amended.  In the event that the Internal Revenue Service were to take issue with the dividend issued by the Subsidiary to the Fund being counted as “qualifying income” for the Fund, the Fund may fail the “qualifying income” test and be subject not only to entity level taxation on gains, but also to additional fines or penalties.

In general, each “U.S. Shareholder” is required to file IRS Form 5471 with its U.S. federal income tax (or information) returns providing information about its ownership of the CFC and the CFC. In addition, a “U.S. Shareholder” may in certain circumstances be required to report a disposition of shares in a Subsidiary by attaching IRS Form 5471 to its U.S. federal income tax (or information) return that it would normally file for the taxable year in which the disposition occurs. In general, these filing requirements will apply to investors of the Fund if the investor is a U.S. person who owns directly, indirectly or constructively (within the meaning of Sections 958(a) and (b) of the Internal Revenue Code) 10 percent or more of the total combined voting power of all classes of voting stock of a foreign corporation that is a CFC for an uninterrupted period of 30 days or more during any tax year of the foreign corporation, and who owned that stock on the last day of that year.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

[____________________________________], serves as the Funds’ independent registered public accounting firm providing services including the audit of annual financial statements, and assistance and consultation in connection with SEC filings.

LEGAL COUNSEL

Thompson Hine LLP, 41 South High Street, Suite 1700, Columbus, OH 43215, serves as the Trust’s legal counsel.

CONSOLIDATED FINANCIAL STATEMENTS

The audited consolidated financial statements and consolidated financial highlights of each Fund for the fiscal year ended December 31, 2018, as set forth in the Trust’s annual report to shareholders, including the notes thereto and the report of the registered independent public accounting firm, are to be incorporated by reference by subsequent amendment.  You can obtain a copy of the financial statements contained in the Funds’ Annual or Semi-Annual Report without charge by calling the Funds at 1-855-523-8637.

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APPENDIX A

PROXY VOTING GUIDELINES FOR

LoCorr Fund Management, LLC
Proxy Voting Policy and Procedures

The Adviser will vote proxies on behalf of its individual clients.  In order to fulfill its responsibilities under the Advisers Act, the Adviser has adopted the following policies and procedures for proxy voting with regard to companies in the investment portfolio of Fund(s).

Voting Proxies

1.	All proxies sent to clients that are actually received by the Adviser (to vote on behalf of the client) will be provided to the Operations Unit.

2.	The Operations Unit will generally adhere to the following procedures (subject to limited exception):

(a)	A written record of each proxy received by the Adviser (on behalf of its clients) will be kept in the Adviser’s files;

(b)	The Operations Unit will determine which of the Adviser holds the security to which the proxy relates;

(c)
Prior to voting any proxies, the Operations Unit will determine if there are any conflicts of interest related to the proxy in question in accordance with the general guidelines set forth below.  If a conflict is identified, the Operations Unit will then make a determination (which may be in consultation with outside legal counsel) as to whether the conflict is material.

(e)
If no material conflict is identified pursuant to these procedures, the Operations Unit will vote the proxy in accordance with the guidelines set forth below.  The Operations Unit will deliver the proxy in accordance with instructions related to such proxy in a timely and appropriate manner.

Conflicts of Interest

1.
As stated above, in evaluating how to vote a proxy, the Operations Unit will first determine whether there is a conflict of interest related to the proxy in question between the Adviser and its Advisory Clients.  This examination will include (but will not be limited to) an evaluation of whether the Adviser (or any affiliate of the Adviser) has any relationship with the company (or an affiliate of the company) to which the proxy relates outside of an investment in such company by a client of the Adviser.

2
If a conflict is identified and deemed “material” by the Operations Unit, the Adviser will determine whether voting in accordance with the proxy voting guidelines outlined below is in the best interests of the client (which may include utilizing an independent third party to vote such proxies).

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With respect to material conflicts, the Adviser will determine whether it is appropriate to disclose the conflict to affected clients and give such clients the opportunity to vote the proxies in question themselves.  However, with respect to ERISA clients whose advisory contract reserves the right to vote proxies when the Adviser has determined that a material conflict exists that affects its best judgment as a fiduciary to the ERISA client, the Adviser will:

(a)	Give the ERISA client the opportunity to vote the proxies in question themselves; or

(b)	Follow designated special proxy voting procedures related to voting proxies pursuant to the terms of the investment management agreement with such ERISA clients (if any).

Proxy Voting Guidelines

In order to fulfill its responsibilities under the Act, LoCorr Fund Management, LLC (hereinafter “we” or “our”) has adopted the following policies and procedures for proxy voting with regard to companies in investment portfolios of our clients.

KEY OBJECTIVES

The key objectives of these policies and procedures recognize that a company’s management is entrusted with the day-to-day operations and longer term strategic planning of the company, subject to the oversight of the company’s board of directors.  While “ordinary business matters” are primarily the responsibility of management and should be approved solely by the corporation’s board of directors, these objectives also recognize that the company’s shareholders must have final say over how management and directors are performing, and how shareholders’ rights and ownership interests are handled, especially when matters could have substantial economic implications to the shareholders.

Therefore, we will pay particular attention to the following matters in exercising our proxy voting responsibilities as a fiduciary for our clients:

Accountability.  Each company should have effective means in place to hold those entrusted with running a company’s business accountable for their actions.  Management of a company should be accountable to its board of directors and the board should be accountable to shareholders.

Alignment of Management and Shareholder Interests.  Each company should endeavor to align the interests of management and the board of directors with the interests of the company’s shareholders. For example, we generally believe that compensation should be designed to reward management for doing a good job of creating value for the shareholders of the company.

Transparency.  Promotion of timely disclosure of important information about a company’s business operations and financial performance enables investors to evaluate the performance of a company and to make informed decisions about the purchase and sale of a company’s securities.

DECISION METHODS

We generally believe that the individual portfolio managers that invest in and track particular companies are the most knowledgeable and best suited to make decisions with regard to proxy votes.  Therefore, we rely on those individuals to make the final decisions on how to cast proxy votes.

No set of proxy voting guidelines can anticipate all situations that may arise. In special cases, we may seek insight from our managers and analysts on how a particular proxy proposal will impact the financial prospects of a company, and vote accordingly.

In some instances, a proxy vote may present a conflict between the interests of a client, on the one hand, and our interests or the interests of a person affiliated with us, on the other.  In such a case, we will abstain from making a voting decision and will forward all of the necessary proxy voting materials to the client to enable the client to cast the votes.

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SUMMARY OF PROXY VOTING GUIDELINES

Election of the Board of Directors

We believe that good corporate governance generally starts with a board composed primarily of independent directors, unfettered by significant ties to management, all of whose members are elected annually.  We also believe that turnover in board composition promotes independent board action, fresh approaches to governance, and generally has a positive impact on shareholder value.  We will generally vote in favor of non-incumbent independent directors.

The election of a company’s board of directors is one of the most fundamental rights held by shareholders.  Because a classified board structure prevents shareholders from electing a full slate of directors annually, we will generally support efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time, and will generally oppose efforts to adopt classified board structures.

Approval of Independent Registered Public Accounting Firm

We believe that the relationship between a company and its independent registered public accountants should be limited primarily to the audit engagement, although it may include certain closely related activities that do not raise an appearance of impaired independence.

We will evaluate on a case-by-case basis instances in which the independent registered public accounting firm has a substantial non-audit relationship with a company to determine whether we believe independence has been, or could be, compromised.

Equity-based compensation plans

We believe that appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value.  Conversely, we are opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features.

We will generally support measures intended to increase stock ownership by executives and the use of employee stock purchase plans to increase company stock ownership by employees.  These may include:

1.          Requiring senior executives to hold stock in a company.
2.          Requiring stock acquired through option exercise to be held for a certain period of time.

These are guidelines, and we consider other factors, such as the nature of the industry and size of the company, when assessing a plan’s impact on ownership interests.

Corporate Structure

We view the exercise of shareholders’ rights, including the rights to act by written consent, to call special meetings and to remove directors, to be fundamental to good corporate governance.

Because classes of common stock with unequal voting rights limit the rights of certain shareholders, we generally believe that shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company’s By-Laws by a simple majority vote.

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We will generally support the ability of shareholders to cumulate their votes for the election of directors.
Shareholder Rights Plans

While we recognize that there are arguments both in favor of and against shareholder rights plans, also known as poison pills, such measures may tend to entrench current management, which we generally consider to have a negative impact on shareholder value.  Therefore, while we will evaluate such plans on a case by case basis, we will generally oppose such plans.

Disclosure of Procedures

A summary of above these proxy voting procedures will be included in Part II of the Adviser’s Form ADV and will be updated whenever these policies and procedures are updated.  Clients will be provided with contact information as to how they can obtain information about: (a) the Adviser’s proxy voting procedures (i.e., a copy of these procedures); and (b) how the Adviser voted proxies that are relevant to the affected client.

Record-keeping Requirements

The Operations Unit will be responsible for maintaining files relating to the Adviser’s proxy voting procedures.  Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser.  Records of the following will be included in the files:

1.            Copies of these proxy voting policies and procedures, and any amendments thereto;

2.            A copy of each proxy statement that the Adviser actually received; provided, however, that the Adviser may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available;

3.            A record of each vote that the Adviser casts;

4.            A copy of any document that the Adviser created that was material to making a decision how to vote the proxies, or memorializes that decision (if any); and

5.            A copy of each written request for information on how the Adviser voted such client’s proxies and a copy of any written response to any request for information on how the Adviser voted proxies on behalf of clients.

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Nuveen Asset Management, LLC

Proxy Voting Policies and Procedures
Effective Date: January 1, 2011, as last amended October 27, 2014

I.             General Principles

A.          Nuveen Asset Management, LLC (“NAM”) is an investment sub-adviser for certain of the Nuveen Funds (the “Funds”) and investment adviser for institutional and other separately managed accounts (collectively, with the Funds, “Accounts”). As such, Accounts may confer upon NAM complete discretion to vote proxies.1

B.          It is NAM’s duty to vote proxies in the best interests of its clients (which may involve affirmatively deciding that voting the proxies may not be in the best interests of certain clients on certain matters). In voting proxies, NAM also seeks to enhance total investment return for its clients.

C.          If NAM contracts with another investment adviser to act as a sub-adviser for an Account, NAM may delegate proxy voting responsibility to the sub-adviser. Where NAM has delegated proxy voting responsibility, the sub-adviser will be responsible for developing and adhering to its own proxy voting policies, subject to oversight by NAM.

D.          NAM’s Proxy Voting Committee (“PVC”) provides oversight of NAM’s proxy voting policies and procedures, including (1) providing an administrative framework to facilitate and monitor the exercise of such proxy voting and to fulfill the obligations of reporting and recordkeeping under the federal securities laws; and (2) approving the proxy voting policies and procedures.

II. Policies

The PVC after reviewing and concluding that such policies are reasonably designed to vote proxies in the best interests of clients, has approved and adopted the proxy voting policies of Institutional Shareholder Services, Inc. (“ISS”), a leading national provider of proxy voting administrative and research services. As a result, such policies set forth NAM’s positions on recurring proxy issues and criteria for addressing non-recurring issues. These policies are reviewed periodically by ISS, and therefore are subject to change. Even though it has adopted ISS policies, NAM maintains the fiduciary responsibility for all proxy voting decisions.

III. Procedures

A.          Supervision of Proxy Voting. Day-to-day administration of proxy voting may be provided internally or by a third-party service provider, depending on client type, subject to the ultimate oversight of the PVC. The PVC shall supervise the relationships with NAM’s proxy voting services, ISS. ISS apprises Nuveen Global Operations (“NGO”) of shareholder meeting dates, and casts the actual proxy votes. ISS also provides research on proxy proposals and voting recommendations. ISS serves as NAM’s proxy voting record keepers and generate reports on how proxies were voted.

1NAM does not vote proxies where a client withholds proxy voting authority, and in certain nondiscretionary and model programs NAM votes proxies in accordance with its policies and procedures in effect from time to time. Clients may opt to vote proxies themselves, or to have proxies voted by an independent third party or other named fiduciary or agent, at the client’s cost. ISS has separate policies for Taft Hartley Plans and it is NAM’s policy to apply the Taft Hartley policies to accounts that are Taft Hartley Plans.
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B.          Conflicts of Interest.

1.	The following relationships or circumstances may give rise to conflicts of interest[2]:
a. The issuer or proxy proponent (e.g., a special interest group) is TIAA-CREF, the ultimate principal owner of NAM, or any of its affiliates.

b. The issuer is an entity in which an executive officer of NAM or a spouse or domestic partner of any such executive officer is or was (within the past three years of the proxy vote) an executive officer or director.

c. The issuer is a registered or unregistered fund for which NAM or another affiliated adviser serves as investment adviser or sub-adviser (e.g., Nuveen Funds and TIAA Funds).

d.  Any other circumstances that NAM is aware of where NAM’s duty to serve its clients’ interests, typically referred to as its “duty of loyalty,” could be materially compromised.

2.
NAM will vote proxies in the best interest of its clients regardless of such real or perceived conflicts of interest. By adopting ISS policies, NAM believes the risk related to conflicts will be minimized.

3.
To further minimize this risk, Compliance will review ISS’ conflict avoidance policy at least annually to ensure that it adequately addresses both the actual and perceived conflicts of interest the proxy voting service may face.

4.
In the event that ISS faces a material conflict of interest with respect to a specific vote, the PVC shall direct ISS how to vote. The PVC shall receive voting direction from appropriate investment personnel. Before doing so, the PVC will consult with Legal to confirm that NAM faces no material conflicts of its own with respect to the specific proxy vote.

5.
Where ISS and NAM are determined to face a conflict, the PVC will recommend to NAM’s Compliance Committee or designee a course of action designed to address the conflict. Such actions could include, but are not limited to:

a. Obtaining instructions from the affected client(s) on how to vote the proxy;

b. Disclosing the conflict to the affected client(s) and seeking their consent to permit NAM to vote the proxy;

c. Voting in proportion to the other shareholders;

e. Recusing the individual with the actual or potential conflict of interest from all discussion or consideration of the matter, if the material conflict is due to such person’s actual or potential conflict of interest; or

f. Following the recommendation of a different independent third party.

2 A conflict of interest shall not be considered material for the purposes of these Policies and Procedures with respect to a specific vote or circumstance if the matter to be voted on relates to a restructuring of the terms of existing securities or the issuance of new securities or a similar matter arising out of the holding of securities, other than common equity, in the context of a bankruptcy or threatened bankruptcy of the issuer.

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6.
In addition to all of the above-mentioned and other conflicts, the Head of Equity Research, NGO and any member of the PVC must notify NAM’s Chief Compliance Officer (“CCO”) of any direct, indirect or perceived improper influence exerted by any employee, officer or director of TIAA or its subsidiaries with regard to how NAM should vote proxies. NAM Compliance will investigate any such allegations and will report the findings to NAM’s Compliance Committee. If it is determined that improper influence was attempted, appropriate action shall be taken. Such appropriate action may include disciplinary action, notification of the appropriate senior managers, or notification of the appropriate regulatory authorities. In all cases, NAM will not consider any improper influence in determining how to vote proxies, and will vote in the best interests of clients.

C.          Proxy Vote Override.

From time to time, a portfolio manager of an account (a “Portfolio Manager”) may initiate action to override ISS’s recommendation for a particular vote. Any such override by a NAM Portfolio Manager (but not a sub-adviser Portfolio Manager) shall be reviewed by NAM’s Legal Department for material conflicts. If the Legal Department determines that no material conflicts exist, the approval of one member of the PVC shall authorize the override. If a material conflict exists, the conflict and, ultimately, the override recommendation will be rejected and will revert to the original ISS recommendation or will be addressed pursuant to the procedures described above under “Conflicts of Interest.”

In addition, the PVC may determine from time to time that a particular policy recommendation of ISS should be overridden based on a determination that the policy is inappropriate and not in the best interests of shareholders. Any such determination shall be reflected in the minutes of a meeting of the PVC at which such decision is made.

D.          Securities Lending.

1.
In order to generate incremental revenue, some clients may participate in a securities lending program. If a client has elected to participate in the lending program then it will not have the right to vote the proxies of any securities that are on loan as of the shareholder meeting record date. A client, or a Portfolio Manager, may place restrictions on loaning securities and/or recall a security on loan at any time. Such actions must be affected prior to the record date for a meeting if the purpose for the restriction or recall is to secure the vote.

2.
Portfolio Managers and/or analysts who become aware of upcoming proxy issues relating to any securities in portfolios they manage, or issuers they follow, will consider the desirability of recalling the affected securities that are on loan or restricting the affected securities prior to the record date for the matter. If the proxy issue is determined to be material, and the determination is made prior to the shareholder meeting record date the Portfolio Manager(s) will contact the Securities Lending Agent to recall securities on loan or restrict the loaning of any security held in any portfolio they manage, if they determine that it is in the best interest of shareholders to do so.

E.          Proxy Voting Records. As required by Rule 204-2 of the Investment Advisers Act of 1940, NAM shall make and retain five types of records relating to proxy voting; (1) NAM’s proxy voting policies and procedures; (2) proxy statements received with respect to securities in client accounts; (3) records of proxy votes cast by NAM on behalf of clients accounts; (4) records of written requests from clients for proxy voting information relating to such client’s account, and written responses from NAM to either a written or oral request by clients; and (5) any documents prepared by the adviser that were material to making a proxy voting decision or that memorialized the basis for the decision. NAM may rely on ISS to make and retain on NAM’s behalf certain records pertaining to Rule 204-2.

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F.          Fund of Funds Provision. In instances where NAM provides investment advice to a fund of funds that acquires shares of affiliated funds or three percent or more of the outstanding voting securities of an unaffiliated fund, the acquiring fund shall vote the shares in the same proportion as the vote of all other shareholders of the acquired fund. If compliance with this policy results in a vote of any shares in a manner different than the ISS recommendation, such vote will not require compliance with the Proxy Vote Override procedures set forth above.

G.          Legacy Securities. To the extent that NAM receives proxies for securities that are transferred into an account’s portfolio that were not recommended or selected by it and are sold or expected to be sold promptly in an orderly manner (“legacy securities”), NAM will generally refrain from voting such proxies. In such circumstances, since legacy securities are expected to be sold promptly, voting proxies on such securities would not further NAM’s interest in maximizing the value of client investments. NAM may agree to an account’s special request to vote a legacy security proxy, and would vote such proxy in accordance with NAM’s guidelines.

H.          Terminated Accounts. Proxies received after the termination date of an account generally will not be voted. An exception will be made if the record date is for a period in which an account was under NAM’s discretionary management or if a separately managed account (“SMA”) custodian failed to remove the account’s holdings from its aggregated voting list.

I.          Non-votes. NGO shall be responsible for obtaining reasonable assurance that proxies are voted (or, in rare instances, for voting proxies) on behalf, and in cases where further instruction from NAM may be required in order to vote a given proxy or proxies, for ensuring that such instructions are submitted in a timely manner. It should not be considered a breach of this responsibility if NAM does not receive a proxy from ISS or a custodian with adequate time to analyze and direct to vote or vote a proxy by the required voting deadline.

NAM may determine not to vote proxies associated with the securities of any issuer if as a result of voting such proxies, subsequent purchases or sales of such securities would be blocked. However, NAM may decide, on an individual security basis that it is in the best interests of its clients to vote the proxy associated with such a security, taking into account the loss of liquidity. In addition, NAM may not vote proxies where the voting would in NAM’s judgment result in some other financial, legal, regulatory disability or burden to the client (such as imputing control with respect to the issuer) or subject to resolution of any conflict of interest as provided herein, to NAM.

In the case of SMAs, NAM may determine not to vote securities where voting would require the transfer of the security to another custodian designated by the issuer. Such transfer is generally outside the scope of NAM’s authority and may result in significant operational limitations on NAM’s ability to conduct transactions relating to the securities during the period of transfer. From time to time, situations may arise (operational or otherwise) that prevent NAM from voting proxies after reasonable attempts have been made.

J.          Review and Reports.

1.
The PVC shall maintain a review schedule. The schedule shall include reviews of the proxy voting policy (including the policies of any Sub-adviser engaged by NAM), the proxy voting record, account maintenance, and other reviews as deemed appropriate by the PVC. The PVC shall review the schedule at least annually.

2.
The PVC will report to NAM’s Compliance Committee with respect to all identified conflicts and how they were addressed. These reports will include all accounts, including those that are sub-advised. NAM also shall provide the Funds that it sub-advises with information necessary for preparing Form N-PX.

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K.          Vote Disclosure to Clients. NAM’s institutional and SMA clients can contact their relationship manager for more information on NAM’s policies and the proxy voting record for their account. The information available includes name of issuer, ticker/CUSIP, shareholder meeting date, description of item and NAM’s vote.

IV. Responsible Parties

PVC
NGO
NAM Compliance
Legal Department

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KETTLE HILL CAPITAL MANAGEMENT, LLC

PROXY VOTING
POLICY AND PROCEDURES

I. STATEMENT OF POLICY

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When the Adviser has discretion to vote the proxies of its clients, it will vote those proxies in the best interest of its clients and in accordance with these policies and procedures.

II. PROXY VOTING PROCEDURES

A.          Private Fund Clients and Separately Managed Accounts

All proxies received by the Adviser will be sent to the Compliance Officer. The Compliance Officer is required to:

•	Keep a record of each proxy received;

•	Determine which accounts managed by the Adviser hold the security to which the proxy relates;

•
Identify all accounts that hold the security, together with the number of votes each account controls (reconciling any duplications), and the date by which the Adviser must vote the proxy in order to allow enough time for the completed proxy to be returned to the issuer prior to the vote taking place.

•
Evaluate the effect of a “yes” and a “no” vote on the relevant client and perform an initial conflict assessment (see Section IV below) to determine whether a material conflict exists between the interests of the Adviser and/or its supervised persons and those of its clients.

•	If the Compliance Officer determines that no material conflict exists, the Compliance Officer is responsible for completing the proxy and mailing the proxy in a timely and appropriate manner.

•
If the Compliance Officer finds that a material conflict exists, the Adviser may retain a third party to assist it in coordinating and voting proxies with respect to client securities. If so, the Compliance Officer is required to monitor the third party to assure that all proxies are being properly voted and appropriate records are being retained.

B.          Registered Investment Company Clients

•
Upon receipt of a proxy, the Compliance Officer is responsible for evaluating whether the proxy relates to any shares of a registered investment company held by the Adviser on behalf of another registered investment company client (e.g., such as when in receipt of proxies for ETFs owned by a registered investment company client).

•
If so, the Compliance Officer is responsible for either (a) obtaining instructions from the Adviser’s registered investment company client as to how to vote the proxy, or (b) echo voting the proxy. The Compliance Officer is responsible for documenting the instructions received as to the manner of voting, or the fact that the proxy is being echo voted.

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•
If the proxy does not involve the shares of a registered investment company held by the Adviser on behalf of another registered investment company, the Compliance Officer is responsible for (a) evaluating the effect of a “yes” and a “no” vote on the relevant client and (b) performing an initial conflict assessment to determine whether a material conflict exists between the interests of the Adviser and/or its supervised persons and those of its clients. Any conflicts are required to be documented and described.

•
If the Compliance Officer determines that no material conflict exists, the Compliance Officer is responsible for completing the proxy and mailing or transmitting the proxy in a timely and appropriate manner.

•
If the Compliance Officer finds that a material conflict exists, the Adviser may retain a third party to assist it in coordinating and voting the proxy. If so, the Compliance Officer is responsible for monitoring the third party to ensure that all proxies are being properly voted and appropriate records are being retained.

III. VOTING GUIDELINES

In the absence of specific voting guidelines from the client or when not otherwise required by law, the Adviser will vote proxies in the best interests of each particular client, which may result in different voting results for proxies for the same issuer. The Adviser believes that voting proxies in accordance with the following guidelines is in the best interests of its clients.

•
Generally, the Adviser will vote in favor of routine corporate housekeeping proposals, including election of directors (where no corporate governance issues are implicated), selection of auditors, and increases in or reclassification of common stock.

For other proposals, the Adviser shall determine whether a proposal is in the best interests of its clients and may take into account the following factors, among others:

•	whether the proposal was recommended by management and the Adviser’s opinion of management;

•	whether the proposal acts to entrench existing management; and

•	whether the proposal fairly compensates management for past and future performance.

As set forth herein, when in receipt of proxies for any registered investment company client, the Adviser is required to either (a) seek instructions from the registered investment company’s (i.e., the acquiring fund) shareholders with regard to the voting of all proxies relating to the acquired fund and to vote only in accordance with such instructions, or (b) vote the shares held by it in the same proportion as the vote of all other holders of the security (i.e., to “echo vote”).

IV. CONFLICTS OF INTEREST

1.          The Compliance Officer is responsible for identifying any conflicts that exist between the interests of the Adviser and its clients. This examination will include a review of the relationship of the Adviser and its affiliates with the issuer of each security and any of the issuer’s affiliates to determine if the issuer is a client of the Adviser or an affiliate of the Adviser or has some other relationship with the Adviser or a client of the Adviser.

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2.          If a material conflict exists, the Adviser is responsible for determining whether voting in accordance with the voting guidelines and factors described above is in the best interests of the client. The Adviser must also determine whether it is appropriate to disclose the conflict to the affected clients and, except in the case of clients that are subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), give the clients the opportunity to vote their proxies themselves. In the case of ERISA clients, if the Investment Management Agreement reserves to the ERISA client the authority to vote proxies when the Adviser determines it has a material conflict that affects its best judgment as an ERISA fiduciary, the Adviser is required to give the ERISA client the opportunity to vote the proxies themselves.

V. DISCLOSURE

1.          The Adviser will disclose in its Form ADV Part 2 that clients may contact the Compliance Officer, via e-mail or telephone, in order to obtain information on how the Adviser voted such client’s proxies, and to request a copy of these policies and procedures. If a client requests this information, the Compliance Officer will prepare a written response to the client that lists, with respect to each voted proxy about which the client has inquired, (a) the name of the issuer; (b) the proposal voted upon, and (c) how the Adviser voted the client’s proxy.

2.          A concise summary of this Proxy Voting Policy and Procedures will be included in the Adviser’s Form ADV Part 2, and will be updated whenever these policies and procedures are updated. The Compliance Officer will arrange for a copy of this summary to be sent to all existing clients either as a separate mailing or along with a periodic account statement or other correspondence sent to clients.

VI. RECORDKEEPING

The Compliance Officer will maintain files relating to the Adviser’s proxy voting procedures in an easily accessible place. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record, with records for the first two years kept in the offices of the Adviser. Records of the following will be included in the files:

•	Copies of this proxy voting policy and procedures, and any amendments thereto.

•
A copy of each proxy statement that the Adviser receives, provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available.(The Adviser may choose instead to have a third party retain a copy of proxy statements (provided that the third party undertakes to provide a copy of the proxy statements promptly upon request)).

•
A record of each vote that the Adviser casts. (The Adviser may also rely on a third party to retain a copy of the votes cast (provided that the third party undertakes to provide a copy of the record promptly upon request)).

•	A copy of any document the Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision.

•
A copy of each written client request for information on how the Adviser voted such client’s proxies, and a copy of any written response to any (written or oral) client request for information on how the Adviser voted its proxies.

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PROXY VOTING POLICY AND PROCEDURES

Trust & Fiduciary Income Partners LLC
T. Proxy Voting

In the event that the Firm is presented with an opportunity to vote a proxy, the Firm’s general policy is to vote in accordance with the best interest of the Clients. The Firm believes company management generally is best suited to make the decisions that are essential to the ongoing operation of the company. Therefore, the Firm will generally vote proxies in line with company management. However, under circumstances when the Firm believes that company management’s proposal will not maximize value for the Clients, the Firm will vote against company management. In such cases, the reason for the decision, along with a record of the vote, will be retained by the CCO.

Occasions may arise in which the Firm is required to vote a proxy while having a conflict of interest with a Client. To protect the Clients against a breach of the Firm’s duties to them, on any occasion when a proxy vote presents a conflict of interest, the CCO will present any purported conflict of interest to the CIO for consultation on the matter and conduct a conflict analysis accordingly. The CCO shall document the matter and preserve such documentation in accordance with the Firm’s Record Retention Policy.

All Supervised Persons are responsible for bringing all proxies to the attention of the CCO. The CCO is responsible for aggregating proxy voting data and, as relevant for the RIC Clients, facilitating the filing of Form N-PX.

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PROXY VOTING GUIDELINES

Billings Capital Management, LLC

I.  Proxy Voting Procedures

We view proxies of companies held in our funds’ portfolios as significant assets and proxy voting as an integral part of the investment process. These Principles provide an important framework for analysis and decision-making; however, they are not exhaustive and do not address all potential issues. These are “guidelines” rather than “rules.” While we generally adhere to these Principles, we have the flexibility to vote each proposal based on the specific circumstances that we believe are relevant. As a result, each proxy is analyzed and voted on a case-by- case basis. The voting process reflects our understanding of a company’s business, its management and its relationship with shareholders over time. In all cases, the investment objectives and policies of the funds remain the focus. As a matter of policy, we will not be influenced by outside sources or business relationships involving interests that may conflict with those of the funds and their shareholders. The Principles reflect the long-term approach that helps guide our investment and proxy voting decisions.

Rule 206(4)-6 under the Act addresses an investment adviser’s fiduciary obligation to its clients when the adviser has authority to vote their proxies. The Rule also requires these advisers to maintain certain records relating to proxy voting. The Rule is designed to ensure that advisers vote proxies in the best interests of their clients and provide clients with information about how their proxies are voted.

The Fund and the LoCorr Long/Short Equity Fund (hereafter referred to as “The Funds”), as the clients of Billings Capital Management, LLC (“BCM”), have elected to delegate their proxy voting authority to BCM. SEC Rule 206(4)-6 under the Investment Adviser’s Act of 1940 (the “Advisers Act”), requires that we: (1) adopt policies and procedures reasonably designed to ensure that the adviser votes proxies in the best interests of clients; (2) disclose to clients information about the adviser’s proxy voting policies and procedures; and (3) disclose to clients how they may obtain information on how the adviser has voted their proxies.

Proxy Voting Process

BCM will provide the following services:

●	Receipt and verification of proxies
●	Analysis of issues according to Client’s guidelines
●	Voting of proxies according to Labor Department guidelines
●	Reporting on voting positions provided semi-annually
●	Record keeping consistent with established standards
●	Voting records can be requested at any time
BCM applies a disciplined approach when voting proxies. BCM votes proxies pursuant to BCM’s policies and procedures unless provided with specific proxy voting instructions from the General Partner of the Fund or LoCorr Fund Management, LLC for the sub-advised Fund.

BCM will vote proxies in the best interests of The Funds. Proxies for companies outside the U.S. also are voted, provided there is sufficient time and information available.

Following each voting period, BCM prepares proxy reports that provide a description of the matters that were voted on and provides detail on how each proxy was voted. BCM analyzes each proxy on a case-by-case basis to determine that all votes are cast solely in the best interest of the Funds. BCM generally mails or emails (per the Fund’s instructions) Proxy Reports annually.

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BCM will act with the care, skill, prudence and diligence under the prevailing circumstances that a prudent man acting in a like capacity and familiar with such matters would use in the conduct of an enterprise of a like character and with like aims. When proxies due have not been received, BCM will make reasonable efforts to obtain missing proxies however, BCM is not responsible for voting proxies it does not receive.

This policy is not exhaustive because of the variety of proxy voting issues that the Adviser may be required to consider. The Adviser reserves the right to depart from these guidelines in order to avoid voting decisions that may be contrary to The Funds’ best interests.

Conflicts of Interest

On occasion, proxy voting proposals may raise conflicts between the interests of the Adviser’s clients and the interests of the Adviser, its owners and employees. The Adviser ensures that its decisions in voting proxies are based solely on The Funds’ best interests and not the product of any conflict that may exist. The Adviser’s CCO or his designee is responsible for identifying proxy voting proposals that may present a conflict of interest.

If a proposal presents a material conflict of interest, the Adviser may vote a proxy regarding that proposal in any of the following ways:

●	Refer the proposal to GP of the Fund or the LoCorr Dynamic Equity Fund (“LoCorr”): To obtain instructions on how to vote the proxy relating to that proposal.
●	Use predetermined voting policy: The Adviser may vote according to its policy.
●	Use an Independent Third Party: The Adviser may assign such proxy votes outright to GLC or any other Independent Third Party.

The Adviser will maintain a record of the voting resolution of any conflict of interest.

Corporate Governance

The Adviser’s proxy voting policy recognizes the importance of strong corporate governance that ensures management and the board of directors fulfill their obligations to shareholders. As such, we will favor proposals promoting transparency and accountability within a company. One of the primary factors that the Adviser considers when determining the desirability of investing in a particular company is the quality and depth of the company’s management. Accordingly, the recommendation of management on any issue is a factor that the Adviser considers in determining how proxies should be voted. However, the Adviser does not consider recommendations from management to be determinative of the Adviser’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company’s management, especially in regards to large cap companies. BCM may cast votes contrary to management recommendations in situations where we believe we can make a meaningful impact. Each issue, however, is considered on its own merits, and the Adviser will not support the position of a company’s management in any situation where it determines that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Operational Procedures

Andreas Saviolakis, CCO, is responsible for ensuring that the Adviser votes proxies in accordance with the Adviser’s proxy voting policies.

Andreas Saviolakis monitors his calendar for voting deadlines for proxies. Andreas Saviolakis reviews the voting calendar, research and recommendation, potential conflicts of interest and the evaluation of the matters presented for shareholder vote. Thomas P. Billings, Scott P. Billings, Eric F. Billings, or Eric P. Billings (collectively the four managing partners) make all voting decisions, authorizing ballots to be cast accordingly. Periodically, the Adviser’s actual procedures in deciding and voting proxies will be reviewed against its written procedures, and the written procedures revised as needed.

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All ballot votes are cast using proxyvote.com

The Adviser’s proxy voting policies and procedures are available upon request at any time, as well as information about how proxies were voted. The Funds will receive an initial copy of the Adviser proxy voting policies and procedures. If requested, the Adviser will provide The Funds with information about proxy voting decisions and actions for securities in their accounts. All requests for information regarding proxy votes, or policies and procedures, received by any employee should be forwarded to [insert name].

Recordkeeping

The Adviser will retain the following proxy records for a minimum of five years:

●	These policies and procedures and any amendments
●	Each proxy statement that the Adviser receives
●	A record of each vote that the Adviser casts
●	Any research that was material to making a decision for how to vote proxies
●	A copy of each written request for information on how the Adviser votes proxies, and a copy of any written response

Proxies of Certain Foreign Securities

Voting proxies of issuers in non-U.S. markets may present a number of administrative issues that may prevent the Adviser from voting such proxies. For example, the Adviser may receive meeting notices without enough time to fully consider the proxy or after the deadline for voting. Other markets require the Adviser to provide local agents with power of attorney prior to implementing BCM’s voting instructions. Although it is the Adviser’s policy to seek to vote all proxies for securities in accounts for which we have proxy voting authority, in the case of non-U.S. issuers, we vote proxies on a “best efforts” basis.

A. Areas Reviewed

Third Party Proxy Voting

To the extent that the Adviser engages (or in the future engages) a third party provider to make proxy voting recommendations and/or to vote client proxies, the Adviser shall determine that the third party: (1) has the capacity and competency to adequately analyze proxy issues; and (2) can make proxy voting recommendations and/or decisions in an impartial manner, without conflict of interest, and in the best interest of the Adviser’s clients.

We will seek a vendor who makes proxy materials available for our review and votes proxies in accordance with our guidelines or instructions. The vendor must maintain all required proxy voting records and, upon the Adviser request, provides reports concerning how votes were cast.

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Proxy Voting Guidelines

Graham Capital Management, L.P

PROXY VOTING AND CLASS ACTIONS
A. General

Graham has adopted policies and procedures (the “Proxy Voting Policies and Procedures”) which have been designed to ensure that Graham complies with the requirements of Rule 206(4)-6 and Rule 204-2(c)(2) under the Advisers Act, and reflect Graham’s commitment to vote all client securities for which it exercises voting authority in a manner consistent with the best interest of the client.  Employees who have the authority to vote client securities must familiarize themselves with and strictly adhere to Graham’s Proxy Voting Policies and Procedures.

Although the Advisers Act does not obligate advisers to adopt policies and procedures in respect of participating in class actions, in its capacity as a fiduciary to its clients Graham has nonetheless adopted such policies and procedures.

B.  Proxy Voting Policies and Procedures

Graham has selected and retained ISS Governance Services to assist in the proxy voting process. The CCO manages Graham’s relationship with ISS.  The CCO ensures that ISS votes all proxies according to Graham’s general guidance, and retains all required documentation associated with proxy voting.

Graham has approved a list of proxy voting guidelines that ISS generally follows when recommending how to vote on particular proxies.  The following guidelines reflect ISS’ general approach on certain key proxy proposals; however, these guidelines represent only a small number of proposals and the guidelines are much broader in scope and more detailed.

•   Auditor Ratification.  ISS generally recommends to vote FOR proposals to ratify auditors except where (i) the auditor has a financial interest or association with the company, (ii) there is reason to believe the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position, (iii) poor accounting practices have been identified that rise to a serious level of concern or (iv) fees for non-audit services are excessive;

•   Board of Directors.   ISS generally recommends to vote FOR  director nominees except where (i) the board lacks accountability coupled with sustained poor performance relative to peers, (ii) the board demonstrates a lack of responsiveness (e.g., in responding to  shareholder  proposals, takeover offers, issues that resulted in one or  more directors receiving more than 50% withhold/against votes, etc.), (iii) there are defects in the composition of the board (e.g., unacceptable attendance at board and committee meetings, directors serve on excessive number of boards of other companies, etc.), and (iv) the board lacks sufficient controls or features to ensure its independence;

•   Capital Structure Changes.   ISS generally recommends to vote (i)  FOR proposals to increase the number of shares where the primary purpose is to issue shares in connection with a transaction on the same ballot, (ii) AGAINST proposals to increase the number of shares of a  class with superior voting rights, (iii) AGAINST proposals to increase the number of shares if a vote for a reverse stock split is on the same ballot, and (iv) AGAINST proposals to create a new class of  common  stock, except under certain conditions;

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•   Executive Compensation.     ISS  Generally  recommends  to  vote   (i) AGAINST  advisory  votes  on  executive  compensation  if  there  is  a significant misalignment between CEO pay and company performance, the company maintains problematic pay practices or the board exhibits a significant   level   of   poor   communications   and   responsiveness   to shareholders,  (ii)  AGAINST/WITHHOLD  from  the  members  of  the compensation committee or full board as  applicable where there is no management-say-on pay item on the  ballot,  and in other instances, and (iii) AGAINST an equity plan if there is a performance misalignment and the CEO’s pay is skewed towards non-performance based equity awards.

Portfolio Managers that wish to deviate from ISS’s proxy recommendations must provide the CCO with a written explanation of the reason for the deviation, as well as a representation that the employee and Graham are not conflicted in making the chosen voting decision.

Because Graham generally will vote proxies based upon the recommendations of ISS, there is little to no risk of a conflict of interest arising.  However, in instances that might involve a conflict of interest between Graham and its clients, such as where a portfolio manager wishes to deviate from ISS’s recommendation or such other instances as Graham may determine, the CCO, in conjunction with the compliance committee as appropriate, will review the relevant facts and determine whether or not a material conflict of interest may arise due to business, personal or family relationships of Graham, its owners, its employees or its affiliates, with persons having an interest in the outcome of the vote.  If a material conflict exists, Graham will take steps to ensure that its voting decision is based on the best interests of the client and is not a product of the conflict.  Graham shall keep appropriate records demonstrating how such conflicts were resolved.

ISS will retain, on Graham’s behalf, the following information in connection with each proxy vote:

• The Issuer’s name;
• The security ticker symbol or CUSIP, as applicable;
• The shareholder meeting date;
• The number of shares that Graham voted;
• A brief identification of the matter voted on;
• Whether the matter was proposed by the Issuer or a security holder;
• Whether Graham cast a vote;
• How Graham cast its vote (for the proposal, against the proposal, or abstain); and
• Whether Graham cast its vote with or against management.

With respect to each registered investment company for which Graham provides discretionary subadvisory services, Graham will provide each fund with a copy of Graham’s proxy voting policy.  In addition, when requested, Graham will provide such funds with information concerning Graham’s proxy voting policy and voting results as required to enable such funds to file periodic proxy voting reports.

C.  Class Actions

As a fiduciary, Graham always seeks to act in the best interest of its clients, with good faith, loyalty, and due care.  Accordingly, with respect to class actions involving any Graham Funds, Graham will determine whether the fund will (a) participate in a recovery achieved through a class action, (b) opt out of the class action and separately pursue its own remedy, or (c) opt out of the class action and not pursue its own remedy. Graham’s legal department oversees the completion of Proof of Claim forms and any associated documentation the submission of such documents to the claim administrator, and the receipt of any recovered monies.  Graham will maintain documentation associated with participation in class actions by any Graham Funds.

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Graham, for itself or on behalf of its funds, generally does not serve as the lead plaintiff in class actions because the costs of such participation typically exceed any extra benefits that accrue to lead plaintiffs.

D.  Disclosures to Investors

Graham includes a description of its policies and procedures regarding proxy voting and class actions in Part 2 of the Form ADV, along with a statement that Investors can contact Graham to obtain a copy of these policies and procedures and information about how Graham voted proxies.

Any request for information about proxy voting or class actions should be promptly forwarded to the CCO, who will respond to any such requests.

As a matter of policy, Graham does not disclose how it expects to vote on upcoming proxies.  Additionally, Graham does not disclose the way it voted proxies to unaffiliated third parties without a legitimate need to know such information.

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Proxy Voting Policy
Revolution Capital Management, LLC

The Investment Advisers Act of 1940 requires an adviser who executes voting authority with respect to client securities to adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients.

If any client delegates proxy voting authority to a firm acting in a Sub-Adviser capacity, Revolution Capital Management, LLC (the “Sub- Adviser” or “the Firm”) will vote the proxies received in a manner consistent with the best interests of its clients and in accordance with its proxy voting policies and procedures.

Sub-Adviser shall include in its brochure, if applicable, a summary of its proxy voting policies and procedures, along with statements that clients may request information regarding how Sub- Adviser voted their proxies and that clients may request a copy of Sub-Adviser’s proxy voting policies and procedures.

The Firm, acting as a Sub-Adviser within the LoCorr Investment Trust is not delegated the responsibility of voting proxies for any investment company within the Trust. The adviser is responsible for voting proxies for any funds the Firm serves as Sub-Adviser within the LoCorr Investment Trust. The Firm will deliver any proxies received to the adviser within (1) week of receipt and the proxy voting will be governed by the proxy voting policies of the adviser and the Trust.

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Proxy Voting Guidelines

Millburn Ridgefield Corporation

I.           TYPES OF ACCOUNTS FOR WHICH MILLBURN RIDGEFIELD CORPORATION VOTES PROXIES

Millburn Ridgefield Corporation (“Millburn”) in its capacity as general partner or investment adviser of its clients that hold securities directly (i.e., clients other than funds of funds or funds of managed accounts) votes proxies as follows: (i) for each client that has directly or impliedly authorized us to vote proxies in the investment management contract or otherwise; (ii) for each fund for which we act as adviser with the explicit or implied power to vote proxies; and (iii) for each ERISA account, if any, unless the plan document or investment advisory agreement specifically reserves the responsibility to vote proxies to the plan trustees.

II.          GENERAL GUIDELINES

These policies and procedures are adopted in conformity with Rule 206(4)-6 promulgated under the Investment Advisers Act of 1940, as amended (the “Advisers Act”). In voting proxies, Millburn is guided by general fiduciary principles. Millburn’s goal is to act prudently, solely in the best interest of the beneficial owners of the accounts for which it is voting, and, in the case of ERISA accounts, for the exclusive purpose of providing economic benefits to such persons. Millburn attempts to consider all factors of its vote that could affect the value of the investment and will vote proxies in the manner that it believes will be consistent with efforts to maximize shareholder values.

III.          HOW MILLBURN VOTES

It is Millburn’s general policy, absent a particular reason to the contrary, to vote with management’s recommendations on routine matters. For non-recurring extraordinary matters, Millburn votes on a case-by-case basis, generally following the suggestions for such matters detailed below. If there is a non-recurring extraordinary matter for which there is no suggestion detailed below, Millburn votes on a case-by-case basis in accordance with the General Guidelines set forth above in Section II above.

Millburn may deviate from the general policies and procedures outlined herein when it determines that the particular circumstances warrant such deviation and in order to serve the best interests of its clients. No guidelines can provide an exhaustive list of all issues that may arise nor can Millburn anticipate all future situations.

IV.          UNJUSTIFIABLE COSTS

In certain situations, after doing a cost-benefit analysis, Millburn may abstain from voting where the cost of voting the client’s proxy would exceed the anticipated benefits to the client of the proxy proposal. Any such abstention and the reasons thereof shall be memorialized.

V.          CONFLICTS OF INTEREST

At times, conflicts may arise between the interests of a client or account, on the one hand, and the interests of Millburn or its affiliates, on the other hand. If Millburn determines that it has, or may be perceived to have, a conflict of interest when voting a proxy, Millburn will address matters involving such conflicts of interest as follows:

(1)
if a proposal is addressed by the specific policies herein, Millburn will vote in accordance with such policies. Any decision to vote a proxy other than in accordance with the specific policies herein will be brought to the attention of the Chief Compliance Officer and that proxy will become subject to the requirements of (3) or (4) below, as applicable;

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(2)
if Millburn believes it is in the best interest of a client or account to depart from the specific policies provided for herein, Millburn will be subject to the requirements of(3) or (4) below, as applicable;

(3)
if the proxy proposal is (a) not addressed by the specific policies or (b) requires a case-by-case determination by Millburn, Millburn may vote such proxy as it determines to be in the best interest of the client or account, without taking any action described in (4) below, provided that such vote would be against Millburn’s own interest in the matter (i.e., against the perceived or actual conflict). Millburn will memorialize the rationale for such vote in writing; and

(4)
if the proxy proposal is (a) not addressed by the specific policies or (b) requires a case-by-case determination by Millburn, and Millburn believes it should vote in a way that may also benefit, or be perceived to benefit, its own interest, then Millburn must take one of the following actions in voting such proxy:

(i.) seek an independent third party for review and recommendation with respect to such proxy proposal (such third party maybe outside counsel or compliance consultant);

(ii.) delegate the voting decision to an independent committee of partners, members, directors or other representatives of the client or account, as applicable; or

(iii.) inform the beneficial owners of the client or account of the conflict of interest and obtain consent to (majority consent in the case of a fund) vote the proxy as recommended by Millburn. The disclosure to the client will include sufficient detail regarding the matter to be voted on and the nature of the conflict that the client would be able to make an informed decision regarding the vote.   If a client does not respond to such a conflict disclosure request  or denies the request, Millburn may refrain from voting the securities held by that client’s account.

VI.          VOTING POLICY

These are policy guidelines that can always be superseded, subject to the duty to act solely in the best interest of the beneficial owners of accounts, by the investment management professionals responsible for the account with respect to which shares are being voted.

(1)	Election of Directors

A.	Voting on Director Nominees in Uncontested Elections.
We vote for director nominees.

B.	Chairman and CEO is the Same Person.

We vote against shareholder proposals that would require the positions of Chairman and CEO to be held by different persons.

C.	Majority of Independent Directors

1. We vote for shareholder proposals that request that the board be comprised of a majority of independent directors. In determining whether an independent director is truly independent (e.g., when voting on a slate of director candidates), we consider certain factors including, but not necessarily limited to, the following: (i) whether the director or his/her company provided professional services to the company or its affiliates either currently or in the past year; (ii) whether the director has any transactional relationship with the company; (iii) whether the director is a significant customer or supplier of the company; (iv) whether the director is employed by a foundation or university that received grants or endowments from the company or its affiliates; and (v) whether there are interlocking directorships.

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2. We vote for shareholder proposals that request that the board audit, compensation and/or nominating committees include independent directors exclusively.

D.	Stock Ownership Requirements
We vote against shareholder proposals requiring directors to own a minimum amount of company stock in order to qualify as a director, or to remain on the board.

E.	Term of Office
We vote against shareholder proposals to limit the tenure of independent directors.

F.	Director and Officer Indemnification and Liability Protection
1.	Subject to subparagraphs 2, 3, and 4 below, we vote for proposals concerning director and officer indemnification and liability protection.

2.	We vote for proposals to limit, and against proposals to eliminate entirely, director and officer liability for monetary damages for violating the duty of care.
3.
We vote against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness.

4.
We vote for only those proposals that provide such expanded coverage noted in subparagraph 3 above in cases when a director’s or officer’s legal defense was unsuccessful if: (i) the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company, and (ii) only the director’s legal expenses would be covered.

G.	Charitable Contributions

We vote against proposals to eliminate, direct or otherwise restrict charitable contributions.

H.	Mandatory Retirement Ages
We vote on a case-by-case basis for proposals to set mandatory retirement ages prior to age 80 for directors. We vote for proposals to set a mandatory retirement age of 80 for directors.

(2)	Proxy Contests
A.	Voting for Director Nominees in Contested Elections

We vote on a case-by-case basis in contested elections of directors.

B.	Reimburse Proxy Solicitation Expenses

We vote on a case-by-case basis against proposals to provide full reimbursement for dissidents waging a proxy contest.

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(3)	Auditors

A.	Ratifying Auditors
We vote for proposals to ratify auditors, unless an auditor has a financial interest in or association with the company, and is therefore not independent; or there is reason to believe that the independent auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position or there is reason to believe the independent auditor has not followed the highest level of ethical conduct. Specifically, we will vote to ratify auditors if the auditors only provide the company audit and audit-related services and such other non-audit services the provision of which will not cause such auditors to lose their independence under applicable laws, rules and regulations.

(4)	Proxy Contest Defenses

A.	Board Structure: Staggered vs. Annual Elections

1.	We vote against proposals to classify the board, except in the case of registered, closed-end investment companies.

2.	We vote for proposals to repeal classified boards and to elect all directors annually, except in the case of registered, closed-end investment companies.

B.	Shareholder Ability to Remove Directors

1.	We vote against proposals that provide that directors may be removed only for cause, except in the case of registered, closed-end investment companies.

2.	We vote for proposals to restore shareholder ability to remove directors with or without cause, except in the case of registered, closed-end investment companies.

3.	We vote against proposals that provide that only continuing directors may elect replacements to fill board vacancies, except in the case of registered, closed-end investment companies.

4.	We vote for proposals that permit shareholders to elect directors to fill board vacancies, except in the case of registered, closed-end investment companies.

C.	Cumulative Voting

1.	We vote against proposals to eliminate cumulative voting.

2.	We vote for proposals to permit cumulative voting if there is an indication of a gap in the company’s corporate governance.

D.	Shareholder Ability to Call Special Meetings

1.	We vote against proposals to restrict or prohibit shareholder ability to call special meetings, except in the case of registered investment companies.

2.	We vote for proposals that remove restrictions on the right of shareholders to act independently of management.

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E.	Shareholder Ability to Act by Written Consent

1.	We vote against proposals to restrict or prohibit shareholder ability to take action by written consent.

2.	We vote for proposals to allow or make easier shareholder action by written consent.

F.	Shareholder Ability to Alter the Size of the Board

1.	We vote for proposals that seek to fix the size of the board.

2.	We vote against proposals that give management the ability to alter the size of the board without shareholder approval.

(5)	Tender Offer Defenses

A.	Poison Pills

1.	We vote for shareholder proposals that ask a company to submit its poison pill for shareholder ratification.

2.	We vote on a case-by-case basis for shareholder proposals to redeem a company’s poison pill.

3.	We vote on a case-by-case basis management proposals to ratify a poison pill.

B.	Fair Price Provisions

1.	We vote for fair price proposals, as long as the shareholder vote requirement embedded in the provision is no more than a majority of disinterested shares.

2.	We vote for shareholder proposals to lower the shareholder vote requirement in existing fair price provisions.

C.	Freeze-Out Provisions

1.	We vote for proposals to opt out of state freeze-out provisions.

D.	Greenmail

1.	We vote for proposals to adopt anti-greenmail charter or bylaw amendments or otherwise restrict a company’s ability to make greenmail payments.

2.	We vote on a case-by-case basis for anti-greenmail proposals when they are bundled with other charter or bylaw amendments.

E.	Unequal Voting Rights

1.	We vote against dual class exchange offers.

2.	We vote against dual class re-capitalization.

F.	Supermajority Shareholder Vote Requirement to Amend the Charter or Bylaws

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1.	We vote against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments, except in the case of registered, closed-end investment companies.

2.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for charter and bylaw amendments.

G.	Supermajority Shareholder Vote Requirement to Approve Mergers

1.
We vote against management proposals to require a supermajority shareholder vote to approve mergers and other significant business combinations, except in the case of registered, closed-end investment companies.

2.	We vote for shareholder proposals to lower supermajority shareholder vote requirements for mergers and other significant business combinations.

G.	White Squire Placements
We vote for shareholder proposals to require approval of blank check preferred stock issues.

(6)	Miscellaneous Governance Provisions

A.	Confidential Voting

1.	We vote for shareholder proposals that request corporations to adopt confidential voting, use independent tabulators and use independent inspectors of election.

2.	We vote for management proposals to adopt confidential voting.

B.	Equal Access

Except for registered, closed-end investment companies, we vote for shareholder proposals that would allow significant company shareholders equal access to management’s proxy material in order to evaluate and propose voting recommendations on proxy proposals and director nominees, and in order to nominate their own candidates to the board.

C.	Bundled Proposals

We vote on a case-by-case basis for bundled or “conditioned” proxy proposals. In the case of items that are conditioned upon each other, we examine the benefits and costs of the packaged items. In instances when the joint effect of the conditioned items is not in shareholders’ best interests and therefore not in the best interests of the beneficial owners of accounts, we vote against the proposals. If the combined effect is positive, we support such proposals.

D.	Amend Bylaws without Shareholder Consent

1.	Vote against proposal giving the board exclusive authority to amend the bylaws.

2.	Vote for proposals giving the board the ability to amend the bylaws with shareholders consent.

E.	Shareholder Advisory Committees

We vote on a case-by-case basis for proposals to establish a shareholder advisory committee.

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(7)	Capital Structure

A.	Common Stock Authorization

1.	We vote on a case-by-case basis for proposals to increase the number of shares of common stock authorized for issue, except as described below.

2.	We vote for the approval requesting increases in authorized shares if the company meets certain criteria:

a)	Company has already issued a certain percentage (i.e., greater than 50%) of the company’s allotment.

b)	The proposed increase is reasonable (i.e., less than 150% of current inventory) based on an analysis of the company’s historical stock management or future growth outlook of the company.

B.	Stock Distributions: Splits and Dividends

We vote on a case-by-case basis for management proposals to increase common share authorization for a stock split, provided that the split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the split.

C.	Reverse Stock Splits

We vote for management proposals to implement a reverse stock split, provided that the reverse split does not result in an increase of authorized but unissued shares of more than 100% after giving effect to the shares needed for the reverse split.

D.	Blank Check Preferred Stock Authorization

We vote against proposals to create, authorize or increase the number of shares with regard to blank check preferred stock with unspecified voting, conversion, dividend distribution and other rights.

E.	Shareholder Proposals Regarding Blank Check Preferred Stock

We vote for proposals requiring a shareholder vote for blank check preferred stock issues.

F.	Adjust Par Value of Common Stock

We vote for management proposals to reduce the par value of common stock.

G.	Pre-emptive Rights

We vote on a case-by-case basis for shareholder proposals seeking to establish them and consider the following factors:

1.	size of the company.

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2.	characteristics of the size of the holding (i.e., holder owning more than 1% of the outstanding shares).

3.	percentage of the rights offering (i.e., rule of thumb is less than 5%).

We vote on a case-by-case basis for shareholder proposals seeking the elimination of pre-emptive rights.

H.	Debt Restructuring

We vote on a case-by-case basis for proposals to increase common and/or preferred shares and to issue shares as part of a debt-restructuring plan. Generally, we approve proposals that facilitate debt restructuring.

I.	Share Repurchase Programs

We vote for management proposals to institute open-market share repurchase plans in which all shareholders may participate on equal terms.

(8)  Executive and Director Compensation
In general, we vote for executive and director compensation plans, with the view that viable compensation programs reward the creation of stockholder wealth by having high payout sensitivity to increases in shareholder value. Certain factors, however, such as repricing underwater stock options without shareholder approval, would cause us to vote against a plan. Additionally, in some cases we would vote against a plan deemed unnecessary.

A.	Shareholder Proposals to Limit Executive and Director Pay

We vote on a case-by-case basis for all shareholder proposals that seek additional disclosure of executive and director pay information.

We vote on a case-by-case basis for all other shareholder proposals that seek  to limit executive and director pay.  We have a policy of voting to limit the level of options and other equity-based compensation arrangements available to management to limit shareholder dilution and management overcompensation. We would vote against any proposals or amendments that would cause the available awards to exceed a threshold of 10% of outstanding fully diluted shares (i.e., if the combined total of shares, common share equivalents and options available to be awarded under all current and proposed compensation plans exceeds 10% of fully diluted shares). We also review the annual award as a percentage of fully diluted shares outstanding.

B.	Golden Parachutes

We vote for shareholder proposals to have golden parachutes submitted for shareholder ratification.

We vote on a case-by-case basis all proposals to ratify or cancel golden parachutes.

C.	Employee Stock Ownership Plans (ESOPs)

We vote for proposals that request shareholder approval in order to implement an ESOP or to increase authorized shares for existing ESOPs, except in cases when the number of shares allocated to the ESOP is “excessive” (i.e., generally greater than five percent of outstanding shares).

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D.	401(k) Employee Benefit Plans

We vote for proposals to implement a 401(k) savings plan for employees.

(9)  State/Country of Incorporation

A.	Voting on State Takeover Statutes

We vote on a case-by-case basis for proposals to opt in or out of state takeover statutes (including control share acquisition statutes, control share cash-out statutes, freeze out provisions, fair price provisions, stakeholder laws, poison pill endorsements, severance pay and labor contract provisions, anti-greenmail provisions, and disgorgement provisions).

B.	Voting on Re-incorporation Proposals

We vote on a case-by-case basis for proposals to change a company’s state or country of incorporation.

(10)  Mergers and Corporate Restructuring

A.	Mergers and Acquisitions

We vote on a case-by-case basis for mergers and acquisitions. In determining our vote on mergers and acquisitions, we also analyze the following factors, among others:

1.	Valuation – whether the value to be received by the target shareholders (or paid by the acquirer) is reasonable.

2.	Market reaction – how the market desponded to the proposed deal.

3.	Strategic rationale – whether the deal makes sense strategically.

4.	Negotiations and process - whether the terms of the transaction were negotiated at arm’s length; whether the process was fair and equitable.

B.	Corporate Restructuring

We vote on a case-by-case basis for corporate restructuring proposals, including minority squeeze outs, leveraged buyouts, spin-offs, liquidations, and asset sales.

C.	Spin-offs

We vote on a case-by-case basis for spin-offs. Considerations include the tax and regulatory advantages, planned use of sale proceeds, market focus, and managerial incentives.

D.	Asset Sales

We vote on a case-by-case basis for asset sales.

E.	Liquidations

We vote on a case-by-case basis for liquidations after reviewing management’s efforts to pursue other alternatives, appraisal value of assets and the compensation plan for executives managing the liquidation.

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F.	Appraisal Rights

We vote for proposals to restore, or provide shareholders with, rights of appraisal.

G.	Changing Corporate Name

We vote on a case-by-case basis for changing the corporate name.

(11)  Social and Environmental Issues

In general, we vote on a case-by-case basis on shareholder social and environmental proposals, on the basis that their impact on share value can rarely be anticipated with any high degree of confidence. In most cases, however, we vote for disclosure reports that seek additional information, particularly when it appears companies have not adequately addressed shareholders’ social and environmental concerns. In determining our vote on shareholder social and environmental proposals, we also analyze the following factors:

1.	whether adoption of the proposal would have either a positive or negative impact on the company’s short-term or long-term share value;

2.	the percentage of sales, assets and earnings affected;

3.	the degree to which the company’s stated position on the issues could affect its reputation or sales, or leave it vulnerable to boycott or selective purchasing;

4.	whether the issues presented should be dealt with through government or company-specific action;

5.	whether the company has already responded in some appropriate manner to the request embodied in a proposal;

6.	whether the company’s analysis and voting recommendation to shareholders is persuasive;

7.	what other companies have done in response to the issue;

8.	whether the proposal itself is well framed and reasonable;

9.	whether implementation of the proposal would achieve the objectives sought in the proposal; and

10.	whether the subject of the proposal is best left to the discretion of the board.

The voting policy guidelines set forth in this Section V may be changed from time to time by Millburn in its sole discretion.

VII.          RECORDKEEPING AND OVERSIGHT

In accordance with Rule 204-2 under the Advisers Act, Millburn shall maintain the following records relating to proxy voting for the time periods set forth in the rule:

●	a copy of these policies and procedures, and all amendments thereto;

●	a copy of each proxy form (as voted), unless such proxy is voted electronically;

●	a copy of each proxy solicitation (including proxy statements) and related materials with regard to each vote, unless such material is available via EDGAR;

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●	documentation relating to the identification and resolution of conflicts of interest;

●	any documents prepared by Millburn that were material to a making a decision on how to vote or that memorialized the basis for that decision; and

●
a copy of each written client request for information on how Millburn voted proxies on behalf of the client, and a copy of any written response by Millburn to any (written or oral) client request for information on how Millburn voted proxies on behalf of the requesting client.

Such records shall be maintained and preserved in an easily accessible place for a period of not less than five years from the end of the fiscal year during which the last entry was made on such record, the first two years in Millburn’s offices.

In addition, with respect to proxy voting records of any fund registered under the Investment Company Act of 1940, Millburn shall maintain such records as are necessary to allow such fund to comply with its recordkeeping, reporting and disclosure obligations under applicable laws, rules and regulations.

In lieu of keeping copies of proxy statements, Millburn may rely on proxy statements filed on the EDGAR system as well as on third party records of proxy statements and votes cast if the third party provides an undertaking to provide the documents promptly upon request.

Clients may obtain information on how their securities were voted or a copy of Millburn’s policies and procedures by written request.

VIII.          PROCEDURES FOR PROXIES
The person designated by the Securities Investment Committee (the “Designated Proxy Voter”) will be responsible for determining whether each proxy is specifically addressed by these policies and procedures. All proxies identified as governed by the specific instructions within these policies and procedures will be voted by that person in accordance with these policies.

Any proxies that are not specifically addressed by these policies and procedures will be submitted to the Securities Investment Committee, which will determine how to vote each such proxy by applying these policies. Upon making a decision, the rationale for the decision shall be documented and the proxy will be voted. The Designated Proxy Voter is responsible for the actual voting of all proxies in a timely manner and, in consultation with the Chief Compliance Officer, is responsible for monitoring the effectiveness of these policies. The Designated Proxy Voter and Chief Compliance Officer are also responsible for ensuring that adequate disclosures have been made to clients about procedures and how proxies were voted.

In the event that it is determined that the advice of an independent third party or a committee should be relied upon regarding the voting of a proxy, the Designated Proxy Voter will submit the proxy to such third party or committee for a decision. The Designated Proxy Voter will then have the proxy executed in accordance with such third party’s or committee’s decision.

These Proxy Voting Policies and Procedures will be reviewed on an annual basis.

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PROXY VOTING GUIDELINES FOR
First Quadrant LP

Investment Advisers Act of 1940 Rule 206(4)-6 imposes a number of requirements on investment advisers that have voting authority with respect to securities held in their clients’ portfolios. The SEC states that the duty of care requires an adviser with proxy voting authority to monitor corporate actions and to vote the proxies. To satisfy its duty of loyalty, an adviser must cast the proxy votes in a manner consistent with the best interests of its clients, and must never put the adviser’s own interest above those of its clients. First Quadrant defines the best interest of a client to mean the best economic interest of the holders of the same or similar securities of the issuer held in the client’s account.

These written policies and procedures are designed to reasonably ensure that First Quadrant, L.P. (“First Quadrant”) votes proxies in the best interest of clients for whom First Quadrant has voting authority and describe how the adviser addresses material conflicts between its interests and those of its clients with respect to proxy voting.

First Quadrant utilizes the services of an independent outside proxy service, Glass Lewis & Co (“Glass Lewis”), to act as agent for the proxy process, to maintain records on proxy voting for our clients, and to provide independent research on corporate governance, proxy, and corporate responsibility issues. In addition, First Quadrant has adopted as its own policies those of Glass Lewis’ proxy voting guidelines.

First Quadrant maintains a Proxy Committee (the “Committee”), made up of senior members of management, which is responsible for deciding what is in the best interests of each client when deciding how proxies are voted. The Committee meets at least annually to review, approve, and adopt as First Quadrant’s own policies, Glass Lewis proxy voting guidelines. Any changes to the Glass Lewis voting guidelines must be reviewed, approved, and adopted by the Committee at the time the changes occur.

A copy of First Quadrant’s proxy voting policies is available upon request to the individual noted below under How to Obtain Voting Information. Because circumstances differ between clients, some clients contractually reserve the right to vote their own proxies or contractually may direct First Quadrant to vote certain of their proxies in a specific manner, in which case the Committee will assume the responsibility for voting the proxies in accordance with the client’s desires.

First Quadrant’s portfolio management group also monitors corporate actions, ensuring notifications from custodians and/or information from Bloomberg or other electronic surveillance systems is recorded in our portfolio management and accounting systems.

Voting Client Proxies
When a new portfolio is opened and First Quadrant has ascertained either through language found within the investment management agreement or through written correspondence with the client that First Quadrant is responsible for voting proxies, a letter is sent to the custodian informing them that Glass Lewis will act as First Quadrant’s proxy voting agent and advising them to forward all proxy material pertaining to the portfolio to Glass Lewis for execution. Additionally, on a quarterly basis, First Quadrant provides Glass Lewis with a list of the portfolios for which First Quadrant holds voting authority.

Glass Lewis, as proxy voting agent for First Quadrant, is responsible for analyzing and voting each proxy in a timely manner, maintaining records of proxy statements received and votes cast, and providing reports to First Quadrant, upon request, concerning how proxies were voted for a client. First Quadrant’s Client Service Dept. is responsible for: setting up new portfolios; determining which portfolios First Quadrant has proxy voting responsibilities; ensuring the custodians and Glass Lewis are appropriately notified; receiving and forwarding to the Committee, and ultimately Glass Lewis, any direction received from a client to vote a proxy in a specific manner; and maintaining client documentation and any communications received by First Quadrant related to proxy voting, including records of all communications received from clients requesting information on how their proxies were voted and First Quadrant’s responses.

Table of Contents - LoCorr SAI

Oversight of GLASS LEWIS
As First Quadrant retains ultimate responsibility for proxies voted by Glass Lewis, First Quadrant will monitor Glass Lewis proxy voting to ensure it is completed in accordance with the proxy voting guidelines adopted by First Quadrant. This monitoring may be accomplished through discussions with Glass Lewis, mini-audits, or a combination of these approaches.

You should read this Supplement in conjunction with the Prospectus dated July 1, 2018 and the Statement of Additional Information dated July 1, 2018, each as supplemented.  These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund toll-free at 1-855-523-8637.

Table of Contents - LoCorr SAI

PART C
OTHER INFORMATION

Item 28.  Financial Statements and Exhibits.

(a)	Articles of Incorporation.

	(i)	Registrant’s Agreement and Declaration of Trust, which was filed as an exhibit to Registrant’s Registration Statement on December 22, 2010, is hereby incorporated by reference.

(ii)
Amendment No. 4 to the Agreement and Declaration of Trust filed as an exhibit to Post-Effective Amendment (“PEA”) No. 17 to the Registration Statement on June 23, 2014, is hereby incorporated by reference.

	(iii)	Amendment No. 5 to the Agreement and Declaration of Trust, filed as an exhibit to PEA No. 20 to the Registration Statement on March 6, 2015, is hereby incorporated by reference.

(b)	By-Laws. Registrant's By-Laws, which were filed as an exhibit to Registrant's Registration Statement on December 22, 2010, are hereby incorporated by reference.

(c)	Instruments Defining Rights of Security Holder. None, other than in the Declaration of Trust and By-Laws of the Registrant.

(d)	Investment Advisory Contracts.

	(i)	Management Agreement between the Trust and LoCorr Fund Management, LLC – to be filed by amendment.

	(ii)	Expense Limitation Agreement between the Trust and LoCorr Fund Management, LLC – to be filed by amendment.

(iii)
Sub-Advisory Agreement between LoCorr Fund Management, LLC and Nuveen Asset Management, LLC filed as an exhibit to PEA No. 42 to the Registration Statement on June 28, 2018, is hereby incorporated by reference.

	(iv)	Amended and Restated Sub-Advisory Agreement between LoCorr Fund Management, LLC and Billings Capital Management, LLC – to be filed by amendment.

(v)
Amended Sub-Advisory Agreement between LoCorr Fund Management, LLC and Graham Capital Management, L.P. filed as an exhibit to PEA No. 42 to the Registration Statement on June 28, 2018, is hereby incorporated by reference.

(vi)
Sub-Advisory Agreement between LoCorr Fund Management, LLC and Trust & Fiduciary Income Partners LLC filed as an exhibit to PEA No. 42 to the Registration Statement on June 28, 2018, is hereby incorporated by reference.

(vii)
Sub-Advisory Agreement between LoCorr Fund Management, LLC and Millburn Ridgefield Corporation filed as an exhibit to PEA No. 42 to the Registration Statement on June 28, 2018, is hereby incorporated by reference.

(viii)
Amended Sub-Advisory Agreement between LoCorr Fund Management, LLC and Revolution Capital Management filed as an exhibit to PEA No. 42 to the Registration Statement on June 28, 2018, is hereby incorporated by reference.

(ix)
Sub-Advisory Agreement between LoCorr Fund Management, LLC and Kettle Hill Capital Management, LLC filed as an exhibit to PEA No. 42 to the Registration Statement on June 28, 2018, is hereby incorporated by reference.

	(x)	Sub-Advisory Agreement between LoCorr Fund Management, LLC and First Quadrant LP – to be filed by amendment.

(e)	Underwriting Contracts.

(i)
Distribution Agreement between the Trust and Quasar Distributors, LLC, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

	(ii)	Sixth Amendment to the Distribution Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

	(iii)	Seventh Amendment to the Distribution Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

(f)	Bonus or Profit Sharing Contracts. None.

(g)	Custodial Agreement.

(i)
Custody Agreement between the Trust and U.S. Bank, N.A., which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

	(ii)	Sixth Amendment to the Custody Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

	(iii)	Fourteenth Amendment to the Custody Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

(h)	Other Material Contracts.

(i)
Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

	(ii)	Sixth Amendment to the Fund Accounting Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

	(iii)	Fourteenth Amendment to the Fund Accounting Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

(iv)
Transfer Agent Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

	(v)	Sixth Amendment to the Transfer Agent Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

	(vi)	Fourteenth Amendment to the Transfer Agent Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

(vii)
Fund Administration Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

	(viii)	Sixth Amendment to the Fund Administration Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

	(ix)	Fourteenth Amendment to the Fund Administration Servicing Agreement, filed as an exhibit to PEA No. 39 to the Registration Statement on April 30, 2018, is hereby incorporated by reference.

(i)	Legal Opinion.

	(i)	Consent of Thompson Hine LLP – to be filed by amendment.

(j)	Other Opinions.

	(i)	Consent of Independent Registered Public Accounting Firm – to be filed by amendment.

(k)	Omitted Financial Statements. None.

(l)
Initial Capital Agreements.  Subscription Agreement between the Trust and the Initial Investor, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

(m)	Rule 12b-1 Plans.

	(i)	Amended Class A Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit to PEA No. 20 to the Registration Statement on March 6, 2015, is hereby incorporated by reference.

	(ii)	Amended Class C Plan of Distribution Pursuant to Rule 12b-1 filed as an exhibit to PEA No. 20 to the Registration Statement on March 6, 2015, is hereby incorporated by reference.

(n)	Amended Rule 18f-3 Plan filed as an exhibit to PEA No. 20 to the Registration Statement on March 6, 2015, is hereby incorporated by reference.

(o)	Reserved.

(p)	Code of Ethics.

	(i)	Code of Ethics for LoCorr Investment Trust, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

(ii)
Code of Ethics for LoCorr Fund Management, LLC, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

(iii)
Code of Ethics for Nuveen Asset Management, LLC, which was filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, is hereby incorporated by reference.

	(iv)	Code of Ethics for Trust & Fiduciary Income Partners LLC, which was filed as an exhibit to PEA No. 25 to the Registration Statement on April 29, 2016, is hereby incorporated by reference.

	(v)	Code of Ethics for Billings Capital Management, LLC filed as an exhibit to PEA No. 15 to Registrant's Registration Statement on April 30, 2014, is hereby incorporated by reference.

(vi)
Code of Ethics for Access Persons of Quasar Distributors, LLC dated March 17, 2014 filed as an exhibit to PEA No. 15 to Registrant's Registration Statement on April 30, 2014, is hereby incorporated by reference.

	(vii)	Code of Ethics for Graham Capital Management, L.P. filed as an exhibit to PEA No. 17 to the Registration Statement on June 23, 2014, is hereby incorporated by reference.

	(viii)	Code of Ethics for Millburn Ridgefield Corporation, which was filed as an exhibit to PEA No. 25 to the Registration Statement on April 29, 2016, is hereby incorporated by reference.

	(ix)	Code of Ethics for Revolution Capital Management, LLC, which was filed as an exhibit to PEA No. 25 to the Registration Statement on April 29, 2016, is hereby incorporated by reference.

(q)	Powers of Attorney.

(i)
Power of Attorney for the Trust, and a certificate with respect thereto, and each trustee and executive officer, which were filed as an exhibit to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on March 3, 2011, are hereby incorporated by reference.

(ii)	Power of Attorney for Mark A. Thompson, which was filed as an exhibit to PEA No. 8 to the Registration Statement on April 17, 2013, is hereby incorporated by reference.

Item 29. Control Persons.  None

Item 30. Indemnification.

Reference is made to Article VI of the Registrant's Agreement and Declaration of Trust which is included.

The application of the preceding indemnification provisions is limited by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a trustee, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such Act and will be governed by the final adjudication of such issue. The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

The Distribution Agreement with the Trust's principal underwriter (the "Distributor") provides that Trust shall indemnify, defend and hold the Distributor and each of its managers, officers, employees, representatives and any person who controls the Distributor within the meaning of Section 15 of the 1933 Act (collectively, the "Distributor Indemnitees"), free and harmless from and against any and all claims, demands, losses, expenses and liabilities of any and every nature (including reasonable attorneys' fees) (collectively, "Losses") that the Distributor Indemnitees may sustain or incur or that may be asserted against a Distributor Indemnitee by any person (i) arising out of or based upon any untrue statement or alleged untrue statement of a material fact contained in the Registration Statement or any Prospectus, or in any annual or interim report to shareholders, or in any advertisements or sales literature prepared by the Trust or its agent, or (ii) arising out of or based upon any omission, or alleged omission, to state therein a material fact required to be stated therein or necessary to make the statements therein not misleading, or (iii) based upon the Trust's refusal or failure to comply with the terms of this Agreement or from its bad faith, negligence, or willful misconduct in the performance of its duties under this Agreement; provided, subject to various limits contained in the Distribution Agreement.

Item 31.  Business and Other Connections of the Investment Adviser and Sub-Adviser.  LoCorr Fund Management, LLC, 687 Excelsior Boulevard, Excelsior, MN 55331 is a registered investment adviser.  Additional information about the adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the adviser's Form ADV, file number 801-72130.  Nuveen Asset Management, LLC, 333 West Wacker Drive, Chicago, IL 60606, serves as sub-adviser to the Registrant.  Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the sub-adviser's Form ADV, file number 801-71957.  Billings Capital Management, LLC, 1001 19th St. N., Suite 1950, Arlington, VA 22209, serves as a sub-adviser to the Registrant.  Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the sub-adviser's Form ADV, file number 801-79386  Graham Capital Management, L.P., 40 Highland Ave., Rowayton, CT 06853, serves as a sub-adviser to the Registrant.  Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the sub-adviser's Form ADV, file number 801-73422. Kettle Hill Capital Management, LLC, 655 Third Avenue, Suite 2520, New York, NY 10017, serves as a sub-adviser to the Registrant.  Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the sub-adviser’s Form ADV, file number 801-77815. Millburn Ridgefield Corporation, 411 West Putnam Avenue, Suite 305, Greenwich, CT 06830, serves as a sub-adviser to the Registrant.  Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the sub-adviser's Form ADV, file number 801-60938. Revolution Capital Management, LLC, 1400 16th Street, Suite 510, Denver CO 80202, serves as a sub-adviser to the Registrant.  Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith. Trust & Fiduciary Income Partners LLC, 50 Federal Street, Boston, MA 02110 is a registered investment adviser.  Additional information about the sub-adviser and its officers is incorporated by reference to the Statement of Additional Information filed herewith, and the sub-adviser's Form ADV, file number 801-107479.

Item 32.  Principal Underwriter.  Quasar Distributors, LLC, 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202 serves as the principal underwriter and distributor of shares of the Registrant’s series.

(a) Quasar Distributors, LLC, the Registrant’s principal underwriter, acts as principal underwriter for the following investment companies:

Advisors Series Trust	LoCorr Investment Trust
Aegis Funds	Lord Asset Management Trust
Allied Asset Advisors Funds	MainGate Trust
Alpha Architect ETF Trust	Managed Portfolio Series
Amplify ETF Trust	Manager Directed Portfolios
Angel Oak Funds Trust	Matrix Advisors Fund Trust
Barrett Opportunity Fund, Inc.	Matrix Advisors Value Fund, Inc.
Bridge Builder Trust	Merger Fund
Bridges Investment Fund, Inc.	Monetta Trust
Brookfield Investment Funds	Nicholas Equity Income Fund, Inc.
Brown Advisory Funds	Nicholas Family of Funds, Inc.
Buffalo Funds	Permanent Portfolio Family of Funds
CG Funds Trust	Perritt Funds, Inc.
DoubleLine Funds Trust	PRIMECAP Odyssey Funds
ETF Series Solutions	Professionally Managed Portfolios
Evermore Funds Trust	Prospector Funds, Inc.
First American Funds, Inc.	Provident Mutual Funds, Inc.
FundX Investment Trust	Rainier Investment Management Mutual Funds
Glenmede Fund, Inc.	RBB Fund, Inc.
Glenmede Portfolios	RBC Funds Trust
GoodHaven Funds Trust	Series Portfolio Trust
Greenspring Fund, Inc.	Sims Total Return Fund, Inc.
Harding Loevner Funds, Inc.	Thompson IM Funds, Inc.
Hennessy Funds Trust	TigerShares Trust
Horizon Funds	TrimTabs ETF Trust
Hotchkis & Wiley Funds	Trust for Professional Managers
Intrepid Capital Management Funds Trust	Trust for Advised Portfolios
IronBridge Funds, Inc.	USA Mutuals
Jacob Funds, Inc.	Wall Street EWM Funds Trust
Jensen Quality Growth Fund Inc.	Westchester Capital Funds
Kirr Marbach Partners Funds, Inc.	Wisconsin Capital Funds, Inc.
LKCM Funds	YCG Funds

(b)	To the best of Registrant’s knowledge, the directors and executive officers of Quasar Distributors, LLC are as follows:

Name and Principal Business Address	Position and Offices with Quasar Distributors, LLC	Positions and Offices with Registrant
Teresa Cowan(1)	President, Board Member, Board Chairperson	None
Andrew M. Strnad(2)	Vice President, Secretary	None
Joseph C. Neuberger(1)	Board Member	None
Michael Peck(1)	Board Member	None
Susan LaFond(1)	Vice President, Treasurer, Co-Chief Compliance Officer	None
Peter A. Hovel(1)	Chief Financial Officer	None
Jennifer Brunner(1)	Vice President, Co-Chief Compliance Officer	None
Brett Scribner(3)	Assistant Treasurer	None
Thomas A. Wolden(3)	Assistant Treasurer	None
(1) This individual is located at 777 East Wisconsin Avenue, Milwaukee, Wisconsin, 53202.
(2) This individual is located at 10 West Market Street, Suite 1150, Indianapolis, Indiana, 46204.
(3) This individual is located at 800 Nicollet Mall, Minneapolis, Minnesota, 55402.

(c) Not applicable.

Item 33. Location of Accounts and Records.

All accounts, books and documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 thereunder are maintained at the offices of the Registrant, Investment Adviser, Sub-Advisers, Principal Underwriter, Transfer Agent, Fund Accountant, Administrator and Custodian. The address of the Registrant and Investment Adviser is 687 Excelsior Boulevard, Excelsior, MN 55331. The addresses of the Sub-Advisers are as set forth above in response to Item 31. The address of the Principal Underwriter is 777 East Wisconsin Avenue, Milwaukee, Wisconsin 53202, and the address of the Transfer Agent, Fund Accountant and Administrator is 615 East Michigan Street, Milwaukee, WI  53202. The address of the Custodian is 1555 N. Rivercenter Dr., Milwaukee, WI 53212.

Item 34. Management Services.  None.

Item 35. Undertakings.  The Registrant undertakes that each of its Subsidiaries will submit to inspection by the SEC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 44 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of San Jose del Cabo, State of Baja California Sur, Mexico, on the 31st day of December, 2018.

LoCorr Investment Trust

By: /s/ JoAnn M. Strasser
JoAnn M. Strasser
Attorney-in-Fact

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the 31st day of December, 2018.

Signature	Title(s)
Jon C. Essen*	Trustee, Treasurer and Principal Financial Officer
Gary Jarrett*	Trustee
Kevin M. Kinzie*	Trustee, President and Principal Executive Officer
Mark A. Thompson*	Trustee
Ronald A. Tschetter*	Trustee

*By: /s/ JoAnn M. Strasser
JoAnn M. Strasser
Attorney-in-Fact